UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22542

SSGA ACTIVE TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a) The Reports to Shareholders are attached herewith.

State Street® Blackstone High Income ETF

HYBL

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® Blackstone High Income ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Blackstone High Income ETF	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$545,343,878
  Number of Portfolio Holdings669
  Portfolio Turnover Rate89%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Corporate Bonds & Notes	46.0%
Senior Floating Rate Loans	39.4%
Asset-Backed Securities	10.5%
Short-Term Investments	5.1%
Mutual Funds and Exchange Traded Products	1.0%
Common Stocks	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Top Ten Holdings

Holdings	%
State Street Blackstone Senior Loan ETF	1.0%
Global Medical Response, Inc., 7.38%, due 10/01/32	0.9%
Fair Isaac Corp., 4.00%, due 06/15/28	0.8%
Allied Universal Holdco LLC, 6.97%, due 08/20/32	0.7%
HLF Financing SARL LLC/Herbalife International, Inc., 4.88%, due 06/01/29	0.7%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, due 09/20/31	0.7%
Cloud Software Group, Inc., 6.92%, due 08/13/32	0.6%
Rocket Software, Inc., 7.47%, due 11/28/28	0.6%
Kioxia Holdings Corp., 6.63%, due 07/24/33	0.6%
TransDigm, Inc., 6.38%, due 03/01/29	0.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Blackstone High Income ETF to the State Street® Blackstone High Income ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR HYBL

State Street® Blackstone Senior Loan ETF

SRLN

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® Blackstone Senior Loan ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Blackstone Senior Loan ETF	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$6,567,634,229
  Number of Portfolio Holdings618
  Portfolio Turnover Rate67%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Senior Floating Rate Loans	88.6%
Corporate Bonds & Notes	8.3%
Short-Term Investments	2.2%
Repurchase Agreements	1.5%
Asset-Backed Securities	0.7%
Common Stocks	0.4%

Top Ten Holdings

Holdings	%
CommScope, Inc., 8.47%, due 12/17/29	1.9%
Global Medical Response, Inc., 7.38%, due 10/01/32	1.9%
Boost Newco Borrower LLC, 5.67%, due 01/31/31	1.9%
X Corp., 10.45%, due 10/26/29	1.8%
Gainwell Acquisition Corp., 7.77%, due 10/01/27	1.7%
Great Outdoors Group LLC, 6.97%, due 01/23/32	1.7%
Peraton Corp., 7.69%, due 02/01/28	1.7%
Allied Universal Holdco LLC, 6.97%, due 08/20/32	1.6%
Barclays Capital, Inc, 3.67%, due 06/15/26	1.5%
Asurion LLC, 9.08%, due 01/20/29	1.4%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Blackstone Senior Loan ETF to the State Street® Blackstone Senior Loan ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR SRLN

State Street® DoubleLine® Emerging Markets Fixed Income ETF

EMTL

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® DoubleLine® Emerging Markets Fixed Income ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®DoubleLine® Emerging Markets Fixed Income ETF	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$104,869,099
  Number of Portfolio Holdings125
  Portfolio Turnover Rate21%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Countries

Countries	%
Mexico	14.7%
Chile	13.8%
India	12.5%
Brazil	12.4%
Peru	11.5%
Singapore	7.1%
Indonesia	6.8%
Colombia	4.6%
Paraguay	4.1%
Malaysia	2.4%

Top Ten Holdings

Holdings	%
Banco de Credito del Peru SA, 3.25%, due 09/30/31	2.4%
Chile Electricity Lux MPC II SARL, 5.67%, due 10/20/35	2.4%
Oversea-Chinese Banking Corp. Ltd., 4.60%, due 06/15/32	2.4%
MISC Capital Two Labuan Ltd., 3.75%, due 04/06/27	2.4%
Corp. Nacional del Cobre de Chile, 3.00%, due 09/30/29	2.4%
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, due 07/27/26	2.3%
Pertamina Persero PT, 1.40%, due 02/09/26	2.2%
Chile Electricity Lux MPC SARL, 6.01%, due 01/20/33	2.1%
DBS Group Holdings Ltd., 1.82%, due 03/10/31	2.1%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, due 05/15/27	2.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Emerging Markets Fixed Income ETF to the State Street® DoubleLine® Emerging Markets Fixed Income ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR EMTL

State Street® DoubleLine® Short Duration Total Return Tactical ETF

STOT

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® DoubleLine® Short Duration Total Return Tactical ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®DoubleLine® Short Duration Total Return Tactical ETF	$23	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$336,292,506
  Number of Portfolio Holdings497
  Portfolio Turnover Rate32%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
U.S. Treasury Obligations	31.5%
Corporate Bonds & Notes	18.7%
Asset-Backed Securities	18.2%
Mortgage-Backed Securities	13.9%
Commercial Mortgage Backed Securities	7.1%
U.S. Government Agency Obligations	5.9%
Short-Term Investments	2.7%
Senior Floating Rate Loans	1.7%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 3.50%, due 10/31/27	12.8%
U.S. Treasury Notes, 0.75%, due 01/31/28	6.3%
U.S. Treasury Notes, 0.50%, due 06/30/27	5.1%
U.S. Treasury Notes, 0.88%, due 11/15/30	4.2%
U.S. Treasury Notes, 0.88%, due 09/30/26	1.5%
PRPM Trust, Class A1, 5.69%, due 04/25/70	1.0%
OBX Trust, Class A1, 5.56%, due 05/25/55	1.0%
U.S. Treasury Notes, 0.63%, due 03/31/27	0.9%
OBX Trust, Class A3, 5.62%, due 07/25/65	0.8%
COLT Mortgage Loan Trust, Class A3, 5.39%, due 01/26/71	0.8%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Short Duration Total Return Tactical ETF to the State Street® DoubleLine® Short Duration Total Return Tactical ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR STOT

State Street® DoubleLine® Total Return Tactical ETF

TOTL

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® DoubleLine® Total Return Tactical ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street®DoubleLine® Total Return Tactical ETF	$28	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$4,053,725,805
  Number of Portfolio Holdings1,538
  Portfolio Turnover Rate18%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten Security Types

Assets	%
U.S. Government Agency Obligations	35.8%
U.S. Treasury Obligations	20.9%
Mortgage-Backed Securities	12.7%
Corporate Bonds & Notes	12.1%
Asset-Backed Securities	10.9%
Commercial Mortgage Backed Securities	3.2%
Short-Term Investments	1.7%
Senior Floating Rate Loans	0.9%
Foreign Government Obligations	0.3%
Common Stocks	0.0%Footnote Reference*
Footnote	Description
Footnote*	Less than 0.05%.

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 0.75%, due 03/31/26	6.2%
U.S. Treasury Notes, 0.75%, due 01/31/28	5.9%
U.S. Treasury Notes, 0.88%, due 09/30/26	2.3%
U.S. Treasury Notes, 0.88%, due 11/15/30	1.6%
U.S. Treasury Notes, 0.75%, due 05/31/26	1.6%
U.S. Treasury Notes, 0.63%, due 08/15/30	1.5%
Federal Home Loan Mortgage Corp., 5.50%, due 07/01/54	1.2%
Federal Home Loan Mortgage Corp., 5.50%, due 07/01/55	0.8%
Federal National Mortgage Association, 5.50%, due 09/01/54	0.8%
U.S. Treasury Bills, due 03/12/26	0.7%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® DoubleLine® Total Return Tactical ETF to the State Street® DoubleLine® Total Return Tactical ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR TOTL

State Street® Loomis Sayles Opportunistic Bond ETF

OBND

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® Loomis Sayles Opportunistic Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Loomis Sayles Opportunistic Bond ETF	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$52,067,735
  Number of Portfolio Holdings463
  Portfolio Turnover Rate45%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Corporate Bonds & Notes	69.7%
Senior Floating Rate Loans	13.8%
Mutual Funds and Exchange Traded Products	7.6%
Asset-Backed Securities	2.8%
Short-Term Investments	2.7%
Convertible Bonds	1.1%
Commercial Mortgage Backed Securities	0.2%

Top Ten Holdings

Holdings	%
State Street Blackstone Senior Loan ETF	4.6%
Invesco Senior Loan ETF	3.0%
Applied Materials, Inc., 4.60%, due 01/15/36	2.3%
BCC Middle Market CLO LLC, Class A1, 5.73%, due 07/17/37	1.8%
Roche Holdings, Inc., 4.67%, due 12/02/35	0.8%
UniCredit SpA, 7.30%, due 04/02/34	0.8%
BNP Paribas SA, 6.88%, due 12/15/33	0.7%
Helmerich & Payne, Inc., 5.50%, due 12/01/34	0.7%
S&S Holdings LLC, 8.73%, due 10/01/31	0.6%
Galaxy U.S. Opco, Inc., 5.34%, due 07/31/30	0.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Loomis Sayles Opportunistic Bond ETF to the State Street® Loomis Sayles Opportunistic Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR OBND

State Street® Nuveen Municipal Bond ESG ETF

MBNE

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® Nuveen Municipal Bond ESG ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Nuveen Municipal Bond ESG ETF	$22	0.43%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$13,186,726
  Number of Portfolio Holdings44
  Portfolio Turnover Rate25%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten States

States	%
New York	14.4%
California	13.6%
Texas	8.6%
New Jersey	7.8%
Virginia	6.8%
Connecticut	5.9%
Washington	4.8%
Massachusetts	4.7%
Wisconsin	4.6%
Oregon	4.1%

Top Ten Holdings

Holdings	%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY, 5.00%, due 11/15/37	4.8%
Massachusetts Development Finance Agency Revenue, MA, 5.00%, due 11/15/32	4.7%
Public Finance Authority Revenue, WI, 4.00%, due 11/15/37	4.6%
Virginia Small Business Financing Authority Revenue, VA, 5.00%, due 01/01/37	4.0%
University of California Revenue, CA, 5.00%, due 05/15/38	4.0%
Washington State Housing Finance Commission Revenue, WA, 5.50%, due 07/01/44	3.9%
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX, 5.50%, due 12/31/58	3.9%
Triborough Bridge & Tunnel Authority Revenue, NY, 5.00%, due 12/01/34	3.8%
City of San Francisco Public Utilities Commission Water Revenue, CA, 5.00%, due 11/01/34	3.8%
State of Connecticut Special Tax Revenue, CT, 4.00%, due 05/01/39	3.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen Municipal Bond ESG ETF to the State Street® Nuveen Municipal Bond ESG ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

On November 12, 2025, at the recommendation of SSGA Funds Management, Inc., the Fund’s investment adviser, the Trust’s Board of Trustees voted to close and liquidate the Fund. The Fund will create and redeem creation units through May 12, 2026, which will also be the last day of trading of the Fund’s shares on its applicable principal U.S. listing exchange. The Fund will cease operations, liquidate its assets, and prepare to distribute proceeds to shareholders of record on or about May 18, 2026, the liquidation date of the fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MBNE

State Street® Nuveen Municipal Bond ETF

MBND

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® Nuveen Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Nuveen Municipal Bond ETF	$21	0.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$27,526,010
  Number of Portfolio Holdings76
  Portfolio Turnover Rate9%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Ten States

States	%
California	12.4%
Texas	10.7%
New York	7.8%
Florida	6.4%
Georgia	5.8%
Alabama	5.1%
Oklahoma	5.1%
Arizona	5.0%
Utah	3.8%
Michigan	3.3%

Top Ten Holdings

Holdings	%
Arizona Board of Regents Revenue, AZ, 5.00%, due 07/01/34	3.0%
New Mexico Hospital Equipment Loan Council Revenue, NM, 4.00%, due 08/01/39	2.9%
Utah Telecommunication Open Infrastructure Agency Revenue, UT, 4.38%, due 06/01/40	2.8%
New York City Industrial Development Agency Revenue, NY, 3.00%, due 03/01/36	2.8%
San Francisco Bay Area Rapid Transit District, General Obligation, CA, 5.00%, due 08/01/34	2.6%
Southeast Energy Authority A Cooperative District Revenue, AL, 5.00%, due 11/01/35	2.5%
Triborough Bridge & Tunnel Authority Revenue, NY, 5.00%, due 12/01/34	2.5%
California Community Choice Financing Authority Revenue, CA, 5.00%, due 09/01/32	2.3%
Main Street Natural Gas, Inc. Revenue, GA, 5.00%, due 12/01/53	2.3%
Fort Bend Independent School District, General Obligation, TX, 4.00%, due 02/15/33	2.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen Municipal Bond ETF to the State Street® Nuveen Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR MBND

State Street® Fixed Income Sector Rotation ETF

FISR

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® Fixed Income Sector Rotation ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Fixed Income Sector Rotation ETF	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$360,073,076
  Number of Portfolio Holdings8
  Portfolio Turnover Rate76%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Asset Types	%
Domestic Fixed Income	99.9%
Short-Term Investments	6.8%

Top Holdings

Holdings	%
State Street SPDR Portfolio Mortgage-Backed Bond ETF	31.3%
State Street SPDR Portfolio Intermediate Term Treasury ETF	21.4%
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	16.2%
State Street SPDR Portfolio Long Term Treasury ETF	12.6%
State Street SPDR Portfolio Long Term Corporate Bond ETF	10.6%
State Street SPDR Bloomberg High Yield Bond ETF	8.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Fixed Income Sector Rotation ETF to the State Street® Fixed Income Sector Rotation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR FISR

State Street® Global Allocation ETF

GAL

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® Global Allocation ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Global Allocation ETF	$7	0.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$273,954,523
  Number of Portfolio Holdings18
  Portfolio Turnover Rate50%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	38.3%
International Equity	27.8%
Domestic Fixed Income	19.9%
International Fixed Income	7.6%
Short-Term Investments	4.1%
Inflation Linked	4.0%

Top Ten Holdings

Holdings	%
SPDR S&P 500 ETF Trust	32.3%
SPDR Portfolio Developed World ex-U.S. ETF	15.8%
SPDR Portfolio Emerging Markets ETF	8.9%
State Street SPDR Portfolio Aggregate Bond ETF	7.5%
State Street SPDR Portfolio Long Term Treasury ETF	4.9%
State Street SPDR Portfolio S&P 600 Small Cap ETF	4.1%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	4.0%
SPDR S&P International Small Cap ETF	3.1%
SPDR Bloomberg International Corporate Bond ETF	3.1%
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	3.0%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Global Allocation ETF to the State Street® Global Allocation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR GAL

State Street® Income Allocation ETF

INKM

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® Income Allocation ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Income Allocation ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$68,221,877
  Number of Portfolio Holdings15
  Portfolio Turnover Rate28%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Domestic Equity	38.9%
Domestic Fixed Income	31.9%
Short-Term Investments	15.8%
International Fixed Income	14.1%
International Equity	12.0%
Real Estate	3.0%

Top Ten Holdings

Holdings	%
State Street SPDR Portfolio Long Term Treasury ETF	12.8%
State Street SPDR Portfolio S&P 500 High Dividend ETF	11.4%
Schwab U.S. Dividend Equity ETF	11.4%
State Street U.S. Equity Premium Income ETF	10.1%
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	9.0%
SPDR S&P Global Infrastructure ETF	9.0%
State Street SPDR Bloomberg High Yield Bond ETF	8.1%
State Street Blackstone Senior Loan ETF	6.1%
State Street SPDR ICE Preferred Securities ETF	5.9%
SPDR Bloomberg Emerging Markets Local Bond ETF	5.1%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Income Allocation ETF to the State Street® Income Allocation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR INKM

State Street® Multi-Asset Real Return ETF

RLY

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® Multi-Asset Real Return ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Multi-Asset Real Return ETF	$8	0.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$643,604,096
  Number of Portfolio Holdings13
  Portfolio Turnover Rate15%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Asset Allocation

Asset Types	%
Natural Resources	29.5%
International Equity	26.9%
Domestic Fixed Income	23.9%
Short-Term Investments	9.8%
Inflation Linked	6.8%
Real Estate	5.3%
Domestic Equity	4.5%
International Fixed Income	3.1%

Top Ten Holdings

Holdings	%
SPDR S&P Global Infrastructure ETF	25.6%
SPDR S&P Global Natural Resources ETF	24.8%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	23.9%
State Street SPDR Bloomberg 1-10 Year TIPS ETF	6.8%
State Street SPDR S&P Metals & Mining ETF	4.7%
The Energy Select Sector SPDR Fund	4.5%
State Street SPDR Dow Jones REIT ETF	3.5%
SPDR FTSE International Government Inflation-Protected Bond ETF	3.1%
SPDR Dow Jones International Real Estate ETF	1.8%
VanEck Agribusiness ETF	1.3%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Multi-Asset Real Return ETF to the State Street® Multi-Asset Real Return ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR RLY

State Street® Ultra Short Term Bond ETF

ULST

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® Ultra Short Term Bond ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® Ultra Short Term Bond ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$622,912,787
  Number of Portfolio Holdings360
  Portfolio Turnover Rate12%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Corporate Bonds & Notes	51.3%
U.S. Treasury Obligations	33.1%
Short-Term Investments	10.3%
Asset-Backed Securities	3.4%
Commercial Mortgage Backed Securities	0.9%
Foreign Government Obligations	0.1%

Top Ten Holdings

Holdings	%
U.S. Treasury Notes, 4.13%, due 02/28/27	11.3%
U.S. Treasury Bills, 4.12%, due 01/22/26	8.0%
U.S. Treasury Bills, 3.79%, due 02/03/26	8.0%
U.S. Treasury Notes, 3.63%, due 08/31/27	2.9%
U.S. Treasury Notes, 4.00%, due 06/30/28	2.8%
Sumitomo Mitsui Financial Group, Inc., 5.46%, due 01/13/26	1.6%
Sumitomo Mitsui Financial Group, Inc., 3.78%, due 03/09/26	1.6%
Mitsubishi UFJ Financial Group, Inc., 3.85%, due 03/01/26	1.6%
BA Credit Card Trust, Class A1, 4.79%, due 05/15/28	1.2%
NTT Finance Corp., 1.16%, due 04/03/26	1.2%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA Ultra Short Term Bond ETF to the State Street® Ultra Short Term Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR ULST

State Street® US Sector Rotation ETF

XLSR

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

December 31, 2025

This semi-annual shareholder report contains important information about the State Street® US Sector Rotation ETF (the "Fund") for the period of July 1, 2025 through December 31, 2025. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® US Sector Rotation ETF	$34	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 12/31/2025

  Total Net Assets$888,824,648
  Number of Portfolio Holdings26
  Portfolio Turnover Rate99%

What did the Fund invest in as of 12/31/2025? (as a percentage of total net assets)

Top Security Types

Assets	%
Mutual Funds and Exchange Traded Products	62.6%
Common Stocks	37.4%
Short-Term Investments	33.7%

Top Ten Holdings

Holdings	%
State Street Technology Select Sector SPDR ETF	24.3%
State Street Health Care Select Sector SPDR ETF	16.6%
State Street Consumer Staples Select Sector SPDR ETF	8.3%
State Street Financial Select Sector SPDR ETF	8.2%
Alphabet, Inc., Class A	6.4%
NVIDIA Corp.	5.8%
Apple, Inc.	5.1%
Alphabet, Inc., Class C	5.0%
State Street Communication Services Select Sector SPDR ETF	4.9%
Meta Platforms, Inc., Class A	4.6%

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended December 31, 2025. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® SSGA US Sector Rotation ETF to the State Street® US Sector Rotation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR XLSR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a) Schedules of Investments are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b) Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Semi-Annual Financial Statements and Other Information
December 31, 2025
SSGA Active Trust
State Street Multi-Asset Real Return ETF (formerly SPDR SSGA Multi-Asset Real Return ETF)
State Street Income Allocation ETF (formerly SPDR SSGA Income Allocation ETF)
State Street Global Allocation ETF (formerly SPDR SSGA Global Allocation ETF)
State Street Ultra Short Term Bond ETF (formerly SPDR SSGA Ultra Short Term Bond ETF)
State Street Loomis Sayles Opportunistic Bond ETF (formerly SPDR Loomis Sayles Opportunistic Bond ETF)
State Street Nuveen Municipal Bond ETF (formerly SPDR Nuveen Municipal Bond ETF)
State Street Nuveen Municipal Bond ESG ETF (formerly SPDR Nuveen Municipal Bond ESG ETF)
State Street Fixed Income Sector Rotation ETF (formerly SPDR SSGA Fixed Income Sector Rotation ETF)
State Street US Sector Rotation ETF (formerly SPDR SSGA US Sector Rotation ETF)
State Street DoubleLine Emerging Markets Fixed Income ETF (formerly SPDR DoubleLine Emerging Markets Fixed Income ETF)
State Street DoubleLine Short Duration Total Return Tactical ETF (formerly SPDR DoubleLine Short Duration Total Return Tactical ETF)
State Street DoubleLine Total Return Tactical ETF (formerly SPDR DoubleLine Total Return Tactical ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

STATE STREET MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 100.0%
DOMESTIC EQUITY — 4.5%
State Street Energy Select Sector SPDR ETF (a)(b)	651,535	$29,130,130
DOMESTIC FIXED INCOME — 23.9%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF (a)	5,391,918	153,939,259
State Street SPDR Bloomberg 1-3 Month T-Bills ETF (a)(b)	50	4,569
		153,943,828
INFLATION LINKED — 6.8%
State Street SPDR Bloomberg 1-10 Year TIPS ETF (a)	2,280,013	43,502,648
INTERNATIONAL EQUITY — 26.9%
State Street SPDR S&P Global Infrastructure ETF (a)(b)	2,366,625	165,119,426
VanEck Agribusiness ETF (b)	111,615	8,124,456
		173,243,882
INTERNATIONAL FIXED INCOME — 3.1%
SPDR FTSE International Government Inflation-Protected Bond ETF (a)	495,687	19,525,111
NATURAL RESOURCES — 29.5%
State Street SPDR S&P Global Natural Resources ETF (a)(b)	2,572,407	159,849,371
State Street SPDR S&P Metals & Mining ETF (a)(b)	290,304	30,078,397
		189,927,768
REAL ESTATE — 5.3%
State Street SPDR Dow Jones International Real Estate ETF (a)(b)	412,289	11,544,092
State Street SPDR Dow Jones REIT ETF REIT (a)(b)	227,885	22,385,143
		33,929,235
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $577,840,125)		643,202,602
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 9.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	295,840	$295,840
State Street Navigator Securities Lending Portfolio II (e)(f)	63,004,912	63,004,912
TOTAL SHORT-TERM INVESTMENTS (Cost $63,300,752)		$63,300,752
TOTAL INVESTMENTS — 109.8% (Cost $641,140,877)		706,503,354
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.8)%		(62,899,258)
NET ASSETS — 100.0%		$643,604,096
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

STATE STREET MULTI-ASSET REAL RETURN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$643,202,602	$—	$—	$643,202,602
Short-Term Investments	63,300,752	—	—	63,300,752
TOTAL INVESTMENTS	$706,503,354	$—	$—	$706,503,354

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	4,382,544	$119,336,673	$33,812,179	$5,366,078	$53,215	$6,103,270	5,391,918	$153,939,259	$7,626,011
SPDR FTSE International Government Inflation-Protected Bond ETF	638,546	25,465,214	4,471,413	9,901,872	(341,056)	(168,588)	495,687	19,525,111	682,075
State Street Energy Select Sector SPDR ETF	207,471	17,595,616	11,216,328	824,422	16,550	1,126,058	651,535	29,130,130	456,425
State Street Institutional U.S. Government Money Market Fund, Class G Shares	246,692	246,692	10,143,984	10,094,836	—	—	295,840	295,840	11,123
State Street Navigator Securities Lending Portfolio II	48,201,739	48,201,739	646,774,575	631,971,402	—	—	63,004,912	63,004,912	152,207
State Street SPDR Bloomberg 1-10 Year TIPS ETF	2,843,197	54,418,791	9,389,145	20,179,357	6,909	(132,840)	2,280,013	43,502,648	1,070,034
State Street SPDR Bloomberg 1-3 Month T-Bills ETF	27,479	2,520,649	13,172,526	15,679,901	(3,320)	(5,385)	50	4,569	105,623
State Street SPDR Dow Jones International Real Estate ETF	420,935	11,533,619	2,801,865	2,969,043	(58,670)	236,321	412,289	11,544,092	213,321
State Street SPDR Dow Jones REIT ETF	281,344	27,132,815	5,087,182	10,209,976	(200,505)	575,627	227,885	22,385,143	470,944
State Street SPDR S&P Global Infrastructure ETF	1,736,596	116,928,482	48,247,684	4,536,949	163,554	4,316,655	2,366,625	165,119,426	2,857,185
State Street SPDR S&P Global Natural Resources ETF	1,942,468	105,359,464	43,132,543	7,094,077	188,321	18,263,120	2,572,407	159,849,371	2,463,805
State Street SPDR S&P Metals & Mining ETF	264,311	17,766,985	12,090,698	11,136,283	1,595,566	9,761,431	290,304	30,078,397	68,809
Total		$546,506,739	$840,340,122	$729,964,196	$1,420,564	$40,075,669		$698,378,898	$16,177,562
See accompanying notes to financial statements.

STATE STREET INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC EQUITY — 38.9%
Schwab U.S. Dividend Equity ETF (a)	283,239	$7,769,246
State Street SPDR ICE Preferred Securities ETF (b)	127,533	4,041,521
State Street SPDR Portfolio S&P 500 High Dividend ETF (a)(b)	180,325	7,799,056
State Street U.S. Equity Premium Income ETF (b)	212,904	6,899,495
		26,509,318
DOMESTIC FIXED INCOME — 31.9%
State Street Blackstone Senior Loan ETF (b)	100,263	4,137,854
State Street SPDR Bloomberg Convertible Securities ETF (a)(b)	30,064	2,681,709
State Street SPDR Bloomberg High Yield Bond ETF (b)	56,817	5,523,181
State Street SPDR Portfolio Long Term Corporate Bond ETF (a)(b)	29,987	677,106
State Street SPDR Portfolio Long Term Treasury ETF (b)	331,105	8,764,349
		21,784,199
INTERNATIONAL EQUITY — 12.0%
State Street SPDR S&P Global Infrastructure ETF (b)	87,604	6,112,131
State Street SPDR S&P International Dividend ETF (b)	47,661	2,094,000
		8,206,131
INTERNATIONAL FIXED INCOME — 14.1%
SPDR Bloomberg Emerging Markets Local Bond ETF (b)	162,299	3,468,330
Security Description	Shares	Value
State Street SPDR Bloomberg Emerging Markets USD Bond ETF (a)(b)	242,472	$6,173,337
		9,641,667
REAL ESTATE — 3.0%
State Street SPDR Dow Jones REIT ETF REIT (a)(b)	20,541	2,017,742
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $67,013,088)		68,159,057
SHORT-TERM INVESTMENT — 15.8%
State Street Navigator Securities Lending Portfolio II (c)(d) (Cost $10,793,929)	10,793,929	10,793,929
TOTAL INVESTMENTS — 115.7% (Cost $77,807,017)		78,952,986
LIABILITIES IN EXCESS OF OTHER ASSETS — (15.7)%		(10,731,109)
NET ASSETS — 100.0%		$68,221,877
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	All or a portion of the shares of the security are on loan at December 31, 2025.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$68,159,057	$—	$—	$68,159,057
Short-Term Investment	10,793,929	—	—	10,793,929
TOTAL INVESTMENTS	$78,952,986	$—	$—	$78,952,986
See accompanying notes to financial statements.

STATE STREET INCOME ALLOCATION ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
SPDR Bloomberg Emerging Markets Local Bond ETF	161,194	$3,449,551	$506,077	$481,964	$4,263	$(9,597)	162,299	$3,468,330	$115,279
State Street Blackstone Senior Loan ETF	98,253	4,086,342	618,532	534,840	(1,438)	(30,742)	100,263	4,137,854	184,097
State Street Institutional U.S. Government Money Market Fund, Class G Shares	36,671	36,671	2,065,821	2,102,492	—	—	—	—	3,031
State Street Navigator Securities Lending Portfolio II	11,747,638	11,747,638	108,661,563	109,615,272	—	—	10,793,929	10,793,929	25,260
State Street SPDR Bloomberg 1-3 Month T-Bills ETF	25,559	2,344,527	934,708	3,273,289	(826)	(5,120)	—	—	24,863
State Street SPDR Bloomberg Convertible Securities ETF	33,227	2,746,544	362,769	656,064	110,139	118,321	30,064	2,681,709	26,983
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	251,965	6,200,859	789,103	1,027,205	44,841	165,739	242,472	6,173,337	234,899
State Street SPDR Bloomberg High Yield Bond ETF	69,696	6,779,330	3,037,038	4,301,370	62,097	(53,914)	56,817	5,523,181	275,284
State Street SPDR Dow Jones REIT ETF	48,098	4,638,571	342,733	3,031,300	14,657	53,081	20,541	2,017,742	53,506
State Street SPDR ICE Preferred Securities ETF	128,189	4,071,282	595,783	623,838	(23,329)	21,623	127,533	4,041,521	160,553
State Street SPDR Portfolio Intermediate Term Treasury ETF	59,169	1,702,292	—	1,690,699	14,582	(26,175)	—	—	7,453
State Street SPDR Portfolio Long Term Corporate Bond ETF	57,166	1,290,237	691,931	1,283,392	17,179	(38,849)	29,987	677,106	14,486
State Street SPDR Portfolio Long Term Treasury ETF	355,231	9,442,040	4,752,221	5,316,466	(244,756)	131,310	331,105	8,764,349	182,158
State Street SPDR Portfolio S&P 500 High Dividend ETF	91,329	3,876,003	5,354,157	1,464,912	170,815	(137,007)	180,325	7,799,056	191,906
State Street SPDR S&P Global Infrastructure ETF	91,914	6,188,754	907,266	1,202,230	179,135	39,206	87,604	6,112,131	106,718
State Street SPDR S&P International Dividend ETF	—	—	2,229,005	203,476	2,640	65,831	47,661	2,094,000	45,280
State Street U.S. Equity Premium Income ETF	229,532	6,826,259	848,771	1,373,518	44,785	553,198	212,904	6,899,495	201,159
Total		$75,426,900	$132,697,478	$138,182,327	$394,784	$846,905		$71,183,740	$1,852,915
See accompanying notes to financial statements.

STATE STREET GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 97.6%
DOMESTIC EQUITY — 38.3%
SPDR S&P 500 ETF Trust (a)	129,640	$88,404,109
SPDR S&P MidCap 400 ETF Trust (a)(b)	9,269	5,591,802
State Street SPDR Portfolio S&P 600 Small Cap ETF (a)(b)	237,518	11,130,094
		105,126,005
DOMESTIC FIXED INCOME — 19.9%
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF (a)	278,546	7,952,488
State Street Blackstone Senior Loan ETF (a)	167,379	6,907,731
State Street SPDR Bloomberg High Yield Bond ETF (a)	28,440	2,764,653
State Street SPDR Portfolio Aggregate Bond ETF (a)	800,755	20,619,441
State Street SPDR Portfolio Long Term Corporate Bond ETF (a)	119,997	2,709,532
State Street SPDR Portfolio Long Term Treasury ETF (a)	510,139	13,503,380
		54,457,225
INFLATION LINKED — 4.0%
State Street SPDR Bloomberg 1-10 Year TIPS ETF (a)	574,892	10,968,939
INTERNATIONAL EQUITY — 27.8%
State Street SPDR Portfolio Developed World ex-US ETF (a)(b)	974,064	43,258,182
State Street SPDR Portfolio Emerging Markets ETF (a)(b)	520,523	24,365,682
State Street SPDR S&P International Small Cap ETF (a)(b)	208,395	8,515,020
		76,138,884
INTERNATIONAL FIXED INCOME — 7.6%
SPDR Bloomberg Emerging Markets Local Bond ETF (a)	195,006	4,167,278
SPDR Bloomberg International Corporate Bond ETF (a)(b)	260,554	8,366,389
Security Description	Shares	Value
State Street SPDR Bloomberg Emerging Markets USD Bond ETF (a)	323,899	$8,246,469
		20,780,136
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $229,652,874)		267,471,189
SHORT-TERM INVESTMENTS — 4.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	6,222,183	6,222,183
State Street Navigator Securities Lending Portfolio II (e)(f)	4,873,534	4,873,534
TOTAL SHORT-TERM INVESTMENTS (Cost $11,095,717)		$11,095,717
TOTAL INVESTMENTS — 101.7% (Cost $240,748,591)		278,566,906
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(4,612,383)
NET ASSETS — 100.0%		$273,954,523
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

See accompanying notes to financial statements.

STATE STREET GLOBAL ALLOCATION ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$267,471,189	$—	$—	$267,471,189
Short-Term Investments	11,095,717	—	—	11,095,717
TOTAL INVESTMENTS	$278,566,906	$—	$—	$278,566,906

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
SPDR Bloomberg Emerging Markets Local Bond ETF	182,180	$3,898,652	$405,842	$133,102	$10,092	$(14,206)	195,006	$4,167,278	$133,148
SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No. K-1 ETF	233,458	6,357,061	7,080,818	6,160,349	335,521	339,437	278,546	7,952,488	395,805
SPDR Bloomberg International Corporate Bond ETF	242,543	7,904,476	920,878	344,820	33,614	(147,759)	260,554	8,366,389	109,524
SPDR Bloomberg International Treasury Bond ETF	221,473	5,202,401	57,165	5,138,510	(11,701)	(109,355)	—	—	19,274
SPDR S&P 500 ETF Trust	72,105	44,550,074	41,079,418	4,416,071	1,600,455	5,590,233	129,640	88,404,109	494,236
SPDR S&P MidCap 400 ETF Trust	9,084	5,145,904	513,318	404,314	91,033	245,861	9,269	5,591,802	34,626
State Street Blackstone Senior Loan ETF	154,293	6,417,046	746,006	204,211	820	(51,930)	167,379	6,907,731	295,191
State Street Communication Services Select Sector SPDR ETF	49,159	5,335,226	27,601	5,333,171	305,164	(334,820)	—	—	—
State Street Consumer Discretionary Select Sector SPDR ETF	—	—	5,246,171	5,313,678	67,507	—	—	—	—
State Street Consumer Staples Select Sector SPDR ETF	62,368	5,049,937	148,237	5,273,530	67,647	7,709	—	—	—
State Street Health Care Select Sector SPDR ETF	37,957	5,116,224	9,136	5,195,066	64,454	5,252	—	—	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	8,861,447	8,861,447	17,885,049	20,524,313	—	—	6,222,183	6,222,183	255,357
State Street Navigator Securities Lending Portfolio II	30,268,752	30,268,752	998,362,064	1,023,757,282	—	—	4,873,534	4,873,534	63,707
State Street SPDR Bloomberg 1-10 Year TIPS ETF	539,336	10,322,891	1,011,322	329,068	13,353	(49,559)	574,892	10,968,939	251,745
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	316,524	7,789,656	543,762	357,139	14,909	255,281	323,899	8,246,469	302,688
State Street SPDR Bloomberg High Yield Bond ETF	79,722	7,754,559	8,268,483	13,294,689	113,531	(77,231)	28,440	2,764,653	347,398
State Street SPDR Dow Jones International Real Estate ETF	141,710	3,882,854	43,780	3,871,579	129,668	(184,723)	—	—	13,828
State Street SPDR Dow Jones REIT ETF	90,614	8,738,814	52,588	8,859,544	60,636	7,506	—	—	13,300
State Street SPDR Portfolio Aggregate Bond ETF	1,671,132	42,780,979	19,951,309	41,936,351	709,243	(885,739)	800,755	20,619,441	469,278
State Street SPDR Portfolio Developed World ex-US ETF	567,095	22,961,677	18,376,887	1,113,882	392,505	2,640,995	974,064	43,258,182	769,343
State Street SPDR Portfolio Emerging Markets ETF	451,595	19,301,170	4,931,205	2,051,379	266,162	1,918,524	520,523	24,365,682	399,531
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	115,455	3,876,979	4,168,014	8,090,177	98,104	(52,920)	—	—	87,464
State Street SPDR Portfolio Long Term Corporate Bond ETF	405,905	9,161,276	2,809,046	9,193,936	177,581	(244,435)	119,997	2,709,532	104,290
State Street SPDR Portfolio Long Term Treasury ETF	98,569	2,619,964	13,948,760	2,761,466	7,029	(310,907)	510,139	13,503,380	128,255
State Street SPDR Portfolio S&P 600 Small Cap ETF	149,944	6,387,615	8,734,418	5,018,326	275,262	751,125	237,518	11,130,094	114,459
State Street SPDR S&P International Small Cap ETF	210,260	7,817,467	566,877	624,180	107,918	646,938	208,395	8,515,020	138,535
Total		$287,503,101	$1,155,888,154	$1,179,700,133	$4,930,507	$9,945,277		$278,566,906	$4,940,982
See accompanying notes to financial statements.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 51.3%
AEROSPACE & DEFENSE — 1.6%
BAE Systems PLC 5.00%, 3/26/2027 (a)	$2,500,000	$2,530,225
Boeing Co.:
3.10%, 5/1/2026	5,000,000	4,982,250
5.04%, 5/1/2027	70,000	70,715
6.26%, 5/1/2027	270,000	277,074
L3Harris Technologies, Inc. 5.40%, 1/15/2027	1,000,000	1,014,380
Lockheed Martin Corp. 5.10%, 11/15/2027	200,000	204,806
RTX Corp. 5.75%, 11/8/2026	750,000	760,230
		9,839,680
AGRICULTURE — 1.1%
Altria Group, Inc. 4.88%, 2/4/2028	100,000	101,668
Imperial Brands Finance PLC:
3.50%, 7/26/2026 (a)	750,000	746,932
4.50%, 6/30/2028 (a)	1,800,000	1,814,526
Philip Morris International, Inc.:
4.38%, 11/1/2027	65,000	65,593
4.75%, 2/12/2027	3,520,000	3,554,601
4.88%, 2/15/2028	340,000	346,399
5.13%, 11/17/2027	440,000	449,566
		7,079,285
APPAREL — 0.0% *
Tapestry, Inc. 4.13%, 7/15/2027	50,000	49,964
AUTO MANUFACTURERS — 2.7%
American Honda Finance Corp.:
Series GMTN, 4.40%, 10/5/2026	115,000	115,384
Series GMTN, 4.40%, 9/5/2029	30,000	30,298
SOFR + 0.92%, 4.89%, 1/12/2026 (b)	1,415,000	1,415,212
Daimler Truck Finance North America LLC 5.00%, 1/15/2027 (a)	2,500,000	2,524,350
Ford Motor Credit Co. LLC:
Series GMTN, 4.39%, 1/8/2026	3,000,000	2,999,880
6.80%, 5/12/2028	100,000	104,335
6.95%, 3/6/2026	3,000,000	3,005,430
General Motors Financial Co., Inc.:
4.00%, 10/6/2026	71,000	70,981
5.35%, 7/15/2027	185,000	188,273
5.40%, 4/6/2026	5,925,000	5,942,597
Toyota Motor Corp. 5.28%, 7/13/2026	32,000	32,194
Security Description	Principal Amount	Value
Toyota Motor Credit Corp.:
Series MTN, 1.90%, 1/13/2027	$585,000	$573,879
Series MTN, 5.00%, 8/14/2026	57,000	57,378
		17,060,191
BANKS — 15.5%
Australia & New Zealand Banking Group Ltd. 4.75%, 1/18/2027	215,000	217,055
Banco Santander SA:
1 yr. CMT + 0.90%, 1.72%, 9/14/2027 (b)	625,000	614,481
1 yr. CMT + 1.65%, 6.53%, 11/7/2027 (b)	575,000	587,012
Bank of America Corp.:
SOFR + 0.96%, 1.73%, 7/22/2027 (b)	70,000	69,098
Series GMTN, 3 mo. USD Term SOFR + 1.63%, 3.59%, 7/21/2028 (b)	345,000	342,651
3 mo. USD Term SOFR + 1.77%, 3.71%, 4/24/2028 (b)	220,000	218,995
Series MTN, 3 mo. USD Term SOFR + 1.84%, 3.82%, 1/20/2028 (b)	41,000	40,898
Series MTN, 4.25%, 10/22/2026	85,000	85,146
SOFR + 1.58%, 4.38%, 4/27/2028 (b)	2,500,000	2,509,575
Series MTN, SOFR + 2.04%, 4.95%, 7/22/2028 (b)	50,000	50,700
SOFR + 1.99%, 6.20%, 11/10/2028 (b)	287,000	298,190
6.22%, 9/15/2026	75,000	76,106
Bank of Montreal:
Series MTN, 1.25%, 9/15/2026	37,000	36,316
Series F2F, SOFR + 0.88%, 4.57%, 9/10/2027 (b)	600,000	602,178
5.27%, 12/11/2026	50,000	50,647
5.72%, 9/25/2028	145,000	151,205
Barclays PLC SOFR + 1.49%, 5.67%, 3/12/2028 (b)	3,000,000	3,053,820
Canadian Imperial Bank of Commerce:
SOFR + 0.93%, 4.51%, 9/11/2027 (b)	230,000	230,686
SOFR + 0.72%, 4.86%, 1/13/2028 (b)	75,000	75,592
5.62%, 7/17/2026	20,000	20,177
5.93%, 10/2/2026	2,590,000	2,628,669
5.99%, 10/3/2028	125,000	131,251

See accompanying notes to financial statements.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Citibank NA:
4.58%, 5/29/2027	$645,000	$651,702
4.93%, 8/6/2026	2,425,000	2,436,495
Deutsche Bank AG:
5.37%, 9/9/2027	515,000	527,216
SOFR + 1.59%, 5.71%, 2/8/2028 (b)	3,000,000	3,048,000
SOFR + 2.52%, 7.15%, 7/13/2027 (b)	140,000	142,167
Fifth Third Bancorp 2.55%, 5/5/2027	41,000	40,228
Fifth Third Bank NA Series BKNT, 3.85%, 3/15/2026	5,000,000	4,994,000
Goldman Sachs Group, Inc.:
SOFR + 0.82%, 1.54%, 9/10/2027 (b)	365,000	358,649
SOFR + 0.91%, 1.95%, 10/21/2027 (b)	500,000	491,410
SOFR + 1.11%, 2.64%, 2/24/2028 (b)	530,000	521,753
SOFR + 1.85%, 3.62%, 3/15/2028 (b)	75,000	74,568
3.85%, 1/26/2027	1,608,000	1,606,810
SOFR + 1.51%, 4.39%, 6/15/2027 (b)	84,000	84,082
SOFR + 1.73%, 4.48%, 8/23/2028 (b)	40,000	40,270
HSBC Holdings PLC:
SOFR + 1.06%, 5.60%, 5/17/2028 (b)	2,000,000	2,038,120
SOFR + 1.57%, 5.89%, 8/14/2027 (b)	90,000	90,950
HSBC USA, Inc. 4.65%, 6/3/2028	150,000	152,331
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (b)	5,000,000	5,028,350
ING Groep NV 3.95%, 3/29/2027	45,000	44,983
JPMorgan Chase & Co.:
SOFR + 0.77%, 1.47%, 9/22/2027 (b)	650,000	638,027
2.95%, 10/1/2026	158,000	156,946
3.63%, 12/1/2027	1,210,000	1,204,204
SOFR + 1.56%, 4.32%, 4/26/2028 (b)	150,000	150,588
SOFR + 1.19%, 5.04%, 1/23/2028 (b)	355,000	358,646
8.00%, 4/29/2027	25,000	26,353
JPMorgan Chase Bank NA 5.11%, 12/8/2026	250,000	252,703
KeyCorp Series MTN, 2.25%, 4/6/2027	32,000	31,277
Lloyds Banking Group PLC 3.75%, 1/11/2027	250,000	249,640
Security Description	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.54%, 7/20/2027 (b)	$270,000	$266,290
2.76%, 9/13/2026	310,000	307,365
3.68%, 2/22/2027	140,000	139,716
3.85%, 3/1/2026	10,000,000	9,993,900
Mizuho Financial Group, Inc.:
1 yr. CMT + 0.75%, 1.55%, 7/9/2027 (b)	100,000	98,693
3.66%, 2/28/2027	3,000,000	2,991,330
1 yr. CMT + 1.50%, 5.67%, 5/27/2029 (b)	355,000	367,627
Morgan Stanley:
SOFR + 1.00%, 2.48%, 1/21/2028 (b)	205,000	201,716
Series MTN, 3.13%, 7/27/2026	120,000	119,429
3.95%, 4/23/2027	90,000	89,934
Series GMTN, 4.35%, 9/8/2026	100,000	100,118
Series MTN, SOFR + 1.01%, 5.65%, 4/13/2028 (b)	5,000,000	5,098,800
Series MTN, 6.25%, 8/9/2026	100,000	101,322
Morgan Stanley Bank NA:
SOFR + 0.68%, 4.45%, 10/15/2027 (b)	780,000	782,878
SOFR + 1.08%, 4.95%, 1/14/2028 (b)	425,000	428,876
Northern Trust Corp.:
3 mo. USD Term SOFR + 1.13%, 3.38%, 5/8/2032 (b)	298,000	293,819
4.00%, 5/10/2027	78,000	78,197
PNC Bank NA 3.10%, 10/25/2027	31,000	30,627
PNC Financial Services Group, Inc.:
1.15%, 8/13/2026	65,000	63,924
SOFR + 0.80%, 5.10%, 7/23/2027 (b)	55,000	55,305
Royal Bank of Canada:
2.05%, 1/21/2027	25,000	24,547
Series GMTN, 4.24%, 8/3/2027	370,000	372,549
Series GMTN, SOFR + 0.53%, 4.46%, 1/20/2026 (b)	500,000	499,980
Series GMTN, SOFR + 0.72%, 4.51%, 10/18/2027 (b)	450,000	451,710
Series GMTN, 4.88%, 1/19/2027	665,000	671,850
Series GMTN, 5.20%, 7/20/2026	165,000	166,153
Series MTN, 6.00%, 11/1/2027	138,000	143,255

See accompanying notes to financial statements.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Santander Holdings USA, Inc. 3.24%, 10/5/2026	$185,000	$183,872
Sumitomo Mitsui Financial Group, Inc.:
1.40%, 9/17/2026	265,000	260,153
3.04%, 7/16/2029	65,000	62,447
3.36%, 7/12/2027	105,000	104,212
3.78%, 3/9/2026	10,000,000	9,996,000
SOFR + 1.43%, 5.42%, 1/13/2026 (b)	2,000,000	2,000,700
5.46%, 1/13/2026	10,000,000	10,004,100
5.72%, 9/14/2028	655,000	682,261
Toronto-Dominion Bank:
Series MTN, 1.25%, 9/10/2026	270,000	265,110
Series MTN, 5.53%, 7/17/2026	82,000	82,650
Truist Bank 3.80%, 10/30/2026	335,000	334,333
Truist Financial Corp. Series MTN, 1.13%, 8/3/2027	170,000	162,840
U.S. Bancorp:
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (b)	305,000	299,525
Series V, 2.38%, 7/22/2026	196,000	194,467
Series X, 3.15%, 4/27/2027	25,000	24,801
Series MTN, 3.90%, 4/26/2028	35,000	35,042
Series MTN, SOFR + 1.66%, 4.55%, 7/22/2028 (b)	3,000,000	3,024,270
U.S. Bank NA SOFR + 0.69%, 4.51%, 10/22/2027 (b)	230,000	230,883
UBS AG SOFR + 0.72%, 4.86%, 1/10/2028 (b)	250,000	252,045
UBS Group AG 1 yr. CMT + 1.08%, 1.36%, 1/30/2027 (a) (b)	4,000,000	3,990,760
Wachovia Corp. 7.57%, 8/1/2026 (c)	12,000	12,203
Wells Fargo & Co.:
3.00%, 10/23/2026	658,000	653,394
Series MTN, SOFR + 1.51%, 3.53%, 3/24/2028 (b)	170,000	168,876
Series MTN, 4.10%, 6/3/2026	186,000	185,916
Series W, SOFR + 0.78%, 4.90%, 1/24/2028 (b)	1,830,000	1,845,811
		96,527,497
BEVERAGES — 0.1%
Coca-Cola Co. 1.45%, 6/1/2027	80,000	77,627
Constellation Brands, Inc. 3.15%, 8/1/2029	110,000	106,033
Diageo Capital PLC 5.30%, 10/24/2027	30,000	30,738
Security Description	Principal Amount	Value
Keurig Dr. Pepper, Inc. 2.55%, 9/15/2026	$25,000	$24,726
PepsiCo, Inc.:
2.63%, 3/19/2027	75,000	74,069
3.00%, 10/15/2027	134,000	132,661
		445,854
BIOTECHNOLOGY — 0.2%
Amgen, Inc.:
2.60%, 8/19/2026	217,000	215,212
5.15%, 3/2/2028	22,000	22,511
Illumina, Inc. 4.65%, 9/9/2026	700,000	702,058
		939,781
CHEMICALS — 1.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP 3.40%, 12/1/2026 (a)	6,668,000	6,631,193
Nutrien Ltd.:
4.50%, 3/12/2027	30,000	30,174
5.20%, 6/21/2027	1,085,000	1,103,033
		7,764,400
COMPUTERS — 0.7%
Apple, Inc.:
1.20%, 2/8/2028	200,000	190,198
2.90%, 9/12/2027	80,000	79,035
Crowdstrike Holdings, Inc. 3.00%, 2/15/2029	3,500,000	3,355,205
International Business Machines Corp.:
2.20%, 2/9/2027	300,000	294,555
3.30%, 1/27/2027	172,000	170,918
4.15%, 7/27/2027	71,000	71,395
		4,161,306
CONSTRUCTION MATERIALS — 0.1%
Owens Corning:
3.40%, 8/15/2026	225,000	223,902
5.50%, 6/15/2027	700,000	714,441
		938,343
COSMETICS/PERSONAL CARE — 0.0% *
Kenvue, Inc. 5.05%, 3/22/2028	52,000	53,130
DISTRIBUTION & WHOLESALE — 0.0% *
LKQ Corp. 5.75%, 6/15/2028	250,000	258,315
DIVERSIFIED FINANCIAL SERVICES — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
2.45%, 10/29/2026	263,000	259,563
4.63%, 10/15/2027	60,000	60,515
4.88%, 4/1/2028	435,000	442,217

See accompanying notes to financial statements.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.10%, 1/15/2027	$325,000	$331,204
6.45%, 4/15/2027	915,000	940,199
Air Lease Corp.:
1.88%, 8/15/2026	353,000	347,723
Series MTN, 5.30%, 6/25/2026	55,000	55,262
Ally Financial, Inc. 4.75%, 6/9/2027	67,000	67,563
American Express Credit Corp. Series MTN, 3.30%, 5/3/2027	708,000	704,028
Capital One Financial Corp.:
SOFR + 0.86%, 1.88%, 11/2/2027 (b)	140,000	137,371
3.75%, 3/9/2027	55,000	54,843
3.80%, 1/31/2028	150,000	149,383
Charles Schwab Corp.:
2.00%, 3/20/2028	206,000	198,172
2.45%, 3/3/2027	30,000	29,550
5.88%, 8/24/2026	6,100,000	6,165,209
Eaton Vance Corp. 3.50%, 4/6/2027	20,000	19,900
Mastercard, Inc. 2.95%, 11/21/2026	223,000	221,446
Nomura Holdings, Inc.:
1.65%, 7/14/2026	81,000	79,971
2.33%, 1/22/2027	205,000	201,390
		10,465,509
ELECTRIC — 2.4%
Appalachian Power Co. Series X, 3.30%, 6/1/2027	250,000	247,637
Consolidated Edison Co. of New York, Inc. Series D, 4.00%, 12/1/2028	100,000	100,375
Dominion Energy, Inc. Series D, 2.85%, 8/15/2026	125,000	124,089
Duke Energy Corp.:
2.65%, 9/1/2026	30,000	29,744
5.00%, 12/8/2027	134,000	136,676
Duke Energy Florida LLC 3.20%, 1/15/2027	190,000	188,906
Entergy Louisiana LLC 3.12%, 9/1/2027	255,000	252,047
Entergy Mississippi LLC 2.85%, 6/1/2028	30,000	29,219
Eversource Energy:
2.90%, 3/1/2027	55,000	54,250
5.45%, 3/1/2028	250,000	256,302
National Rural Utilities Cooperative Finance Corp.:
4.12%, 9/16/2027	40,000	40,172
Series MTN, 5.60%, 11/13/2026	5,000,000	5,068,700
NSTAR Electric Co. 3.20%, 5/15/2027	125,000	123,847
Sempra:
3.25%, 6/15/2027	95,000	93,939
Security Description	Principal Amount	Value
5.40%, 8/1/2026	$820,000	$825,018
Southern Co. 3.25%, 7/1/2026	39,000	38,876
Virginia Electric & Power Co. Series B, 3.75%, 5/15/2027	77,000	76,850
Vistra Operations Co. LLC:
3.70%, 1/30/2027 (a)	2,500,000	2,483,225
4.30%, 10/15/2028 (a)	2,500,000	2,499,275
5.05%, 12/30/2026 (a)	2,210,000	2,225,448
		14,894,595
ELECTRONICS — 1.2%
Honeywell International, Inc.:
1.10%, 3/1/2027	300,000	290,847
2.50%, 11/1/2026	250,000	247,300
Tyco Electronics Group SA 4.50%, 2/13/2026	7,000,000	7,000,770
		7,538,917
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	948,000	941,013
ENVIRONMENTAL CONTROL — 0.1%
Waste Management, Inc.:
1.15%, 3/15/2028	325,000	306,407
3.15%, 11/15/2027	200,000	197,728
3.88%, 1/15/2029	55,000	54,923
		559,058
FOOD — 0.7%
Campbell's Co.:
4.15%, 3/15/2028	35,000	35,010
5.20%, 3/19/2027	65,000	65,864
5.30%, 3/20/2026	830,000	831,270
General Mills, Inc.:
3.20%, 2/10/2027	75,000	74,378
4.70%, 1/30/2027	55,000	55,400
J.M. Smucker Co. 3.38%, 12/15/2027	40,000	39,596
Kroger Co. 2.65%, 10/15/2026	136,000	134,588
Mars, Inc. 4.45%, 3/1/2027 (a)	3,000,000	3,022,200
		4,258,306
GAS — 0.1%
National Fuel Gas Co. 5.50%, 10/1/2026	225,000	227,270
NiSource, Inc. 3.49%, 5/15/2027	95,000	94,408
Southern California Gas Co. 2.95%, 4/15/2027	360,000	356,087
Southern Co. Gas Capital Corp. 3.25%, 6/15/2026	144,000	143,724
		821,489

See accompanying notes to financial statements.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE PRODUCTS — 0.2%
DH Europe Finance II SARL 2.60%, 11/15/2029	$30,000	$28,433
Smith & Nephew PLC 5.15%, 3/20/2027	840,000	849,559
Solventum Corp. 5.45%, 2/25/2027	10,000	10,144
Thermo Fisher Scientific, Inc.:
4.80%, 11/21/2027	265,000	269,839
4.95%, 8/10/2026	250,000	251,322
		1,409,297
HEALTH CARE SERVICES — 0.4%
Centene Corp. 2.45%, 7/15/2028	1,500,000	1,404,030
Cigna Group 4.38%, 10/15/2028	160,000	161,427
HCA, Inc.:
4.50%, 2/15/2027	302,000	302,646
5.25%, 6/15/2026	250,000	250,268
UnitedHealth Group, Inc. 2.95%, 10/15/2027	505,000	497,885
		2,616,256
HOME BUILDERS — 0.2%
DR Horton, Inc. 1.30%, 10/15/2026	725,000	710,246
Lennar Corp. 5.00%, 6/15/2027	260,000	261,987
		972,233
HOUSEHOLD PRODUCTS — 0.0% *
Colgate-Palmolive Co. 3.10%, 8/15/2027	55,000	54,516
Haleon U.S. Capital LLC 3.38%, 3/24/2027	83,000	82,398
Procter & Gamble Co. 2.85%, 8/11/2027	30,000	29,663
		166,577
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Church & Dwight Co., Inc. 3.15%, 8/1/2027	55,000	54,359
INSURANCE — 1.8%
Arch Capital Finance LLC 4.01%, 12/15/2026	400,000	400,096
Athene Global Funding 5.62%, 5/8/2026 (a)	2,500,000	2,510,650
Corebridge Global Funding 5.75%, 7/2/2026 (a)	2,500,000	2,521,825
Lincoln Financial Global Funding 4.63%, 5/28/2028 (a)	1,875,000	1,892,831
Pacific Life Global Funding II SOFR + 0.62%, 4.37%, 6/4/2026 (a) (b)	4,168,000	4,173,419
		11,498,821
Security Description	Principal Amount	Value
INTERNET — 0.3%
Amazon.com, Inc.:
1.20%, 6/3/2027	$250,000	$241,652
3.15%, 8/22/2027	250,000	248,200
4.55%, 12/1/2027	252,000	256,289
Expedia Group, Inc. 4.63%, 8/1/2027	45,000	45,334
Meta Platforms, Inc. 3.50%, 8/15/2027	480,000	479,242
Netflix, Inc.:
4.38%, 11/15/2026	156,000	156,685
4.88%, 4/15/2028	344,000	350,818
		1,778,220
INVESTMENT COMPANY SECURITIES — 1.0%
ARES Capital Corp.:
2.88%, 6/15/2028	200,000	191,156
7.00%, 1/15/2027	500,000	512,400
Blackstone Secured Lending Fund 3.63%, 1/15/2026	5,000,000	4,994,700
Goldman Sachs BDC, Inc. 6.38%, 3/11/2027	268,000	273,791
Goldman Sachs Private Credit Corp. 5.38%, 1/31/2029 (a)	450,000	451,575
		6,423,622
IT SERVICES — 0.3%
Accenture Capital, Inc. 3.90%, 10/4/2027	1,540,000	1,545,898
IBM International Capital Pte. Ltd. 4.60%, 2/5/2027	25,000	25,174
		1,571,072
LODGING — 1.7%
Hyatt Hotels Corp. 4.38%, 9/15/2028	115,000	115,307
Las Vegas Sands Corp.:
3.50%, 8/18/2026	5,000,000	4,974,100
5.90%, 6/1/2027	385,000	392,361
Marriott International, Inc. 5.45%, 9/15/2026	25,000	25,219
Sands China Ltd.:
2.30%, 3/8/2027	50,000	48,743
3.80%, 1/8/2026	5,000,000	4,996,400
5.40%, 8/8/2028	66,000	67,189
		10,619,319
MACHINERY, CONSTRUCTION & MINING — 0.4%
Caterpillar Financial Services Corp.:
4.80%, 1/6/2026	2,500,000	2,500,000
5.00%, 5/14/2027	65,000	66,080
		2,566,080

See accompanying notes to financial statements.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MACHINERY-DIVERSIFIED — 0.4%
John Deere Capital Corp.:
Series I, 4.25%, 6/5/2028	$25,000	$25,290
4.50%, 1/8/2027	200,000	201,478
Series MTN, 4.75%, 1/20/2028	238,000	242,522
Series MTN, 4.80%, 1/9/2026	2,000,000	2,000,420
Series MTN, 4.85%, 3/5/2027	15,000	15,190
Series MTN, 4.90%, 3/3/2028	159,000	162,738
		2,647,638
MEDIA — 0.5%
Comcast Corp.:
3.30%, 2/1/2027	3,000,000	2,983,920
4.15%, 10/15/2028	78,000	78,409
		3,062,329
MISCELLANEOUS MANUFACTURER — 1.6%
Siemens Financieringsmaatschappij NV:
3.40%, 3/16/2027 (a)	5,000,000	4,980,600
6.13%, 8/17/2026 (a)	3,000,000	3,041,160
Siemens Funding BV 4.35%, 5/26/2028 (a)	1,865,000	1,887,492
		9,909,252
OIL & GAS — 0.4%
BP Capital Markets America, Inc.:
3.59%, 4/14/2027	48,000	47,854
5.02%, 11/17/2027	400,000	408,360
Chevron USA, Inc.:
1.02%, 8/12/2027	35,000	33,558
3.85%, 1/15/2028	170,000	170,422
Coterra Energy, Inc. 3.90%, 5/15/2027	170,000	169,473
Diamondback Energy, Inc. 5.20%, 4/18/2027	500,000	507,410
Phillips 66 Co.:
3.90%, 3/15/2028	150,000	149,416
4.95%, 12/1/2027	150,000	152,451
Pioneer Natural Resources Co. 1.13%, 1/15/2026	1,000,000	998,910
TotalEnergies Capital SA 3.88%, 10/11/2028	30,000	30,038
		2,667,892
OIL & GAS SERVICES — 0.4%
Schlumberger Holdings Corp. 5.00%, 5/29/2027 (a)	2,500,000	2,533,450
PACKAGING & CONTAINERS — 0.2%
Amcor Finance USA, Inc. 4.50%, 5/15/2028	55,000	55,312
Sonoco Products Co. 4.45%, 9/1/2026	990,000	991,574
		1,046,886
Security Description	Principal Amount	Value
PHARMACEUTICALS — 2.2%
AbbVie, Inc.:
2.95%, 11/21/2026	$250,000	$248,195
4.80%, 3/15/2027	3,455,000	3,491,761
CVS Health Corp.:
3.63%, 4/1/2027	205,000	203,889
6.25%, 6/1/2027	285,000	293,257
Eli Lilly & Co.:
3.10%, 5/15/2027	75,000	74,362
5.00%, 2/27/2026	3,555,000	3,555,853
GlaxoSmithKline Capital PLC 4.32%, 3/12/2027	210,000	211,550
Johnson & Johnson 0.95%, 9/1/2027	15,000	14,367
McKesson Corp. 4.90%, 7/15/2028	235,000	240,767
Pfizer Investment Enterprises Pte. Ltd. 4.45%, 5/19/2028	90,000	91,185
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	5,215,000	5,198,416
		13,623,602
PIPELINES — 1.6%
Cheniere Corpus Christi Holdings LLC 5.13%, 6/30/2027	140,000	141,386
Energy Transfer LP:
4.95%, 5/15/2028	103,000	104,701
6.05%, 12/1/2026	2,164,000	2,198,646
MPLX LP 4.00%, 3/15/2028	150,000	149,730
Northwest Pipeline LLC 4.00%, 4/1/2027	73,000	72,987
ONEOK, Inc. 4.85%, 7/15/2026	5,000,000	5,009,000
Plains All American Pipeline LP/PAA Finance Corp. 4.50%, 12/15/2026	236,000	236,694
Sabine Pass Liquefaction LLC 5.88%, 6/30/2026	5,000	5,010
South Bow USA Infrastructure Holdings LLC 4.91%, 9/1/2027	1,750,000	1,764,945
Williams Cos., Inc. 3.75%, 6/15/2027	50,000	49,798
		9,732,897
REAL ESTATE INVESTMENT TRUSTS — 2.6%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2028	200,000	198,940
American Tower Corp.:
3.13%, 1/15/2027	30,000	29,715
3.55%, 7/15/2027	55,000	54,604
3.60%, 1/15/2028	160,000	158,486

See accompanying notes to financial statements.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
3.65%, 3/15/2027	$250,000	$248,842
3.95%, 3/15/2029	45,000	44,628
EPR Properties 4.50%, 6/1/2027	395,000	395,482
Equinix, Inc. 2.90%, 11/18/2026	110,000	108,922
ERP Operating LP 3.25%, 8/1/2027	240,000	237,710
Essex Portfolio LP 3.63%, 5/1/2027	100,000	99,580
Kimco Realty OP LLC 3.80%, 4/1/2027	70,000	69,947
Mid-America Apartments LP 3.60%, 6/1/2027	2,500,000	2,492,700
Prologis LP 3.38%, 12/15/2027	245,000	243,082
Realty Income Corp.:
2.20%, 6/15/2028	175,000	167,951
5.05%, 1/13/2026	4,889,000	4,890,076
Simon Property Group LP 3.38%, 6/15/2027	320,000	317,850
Vornado Realty LP 2.15%, 6/1/2026	6,441,000	6,366,993
		16,125,508
RETAIL — 0.1%
Home Depot, Inc. 5.15%, 6/25/2026	50,000	50,304
McDonald's Corp. Series MTN, 3.50%, 7/1/2027	103,000	102,464
Walmart, Inc. 1.05%, 9/17/2026	240,000	235,550
		388,318
SEMICONDUCTORS — 1.2%
Advanced Micro Devices, Inc. 4.32%, 3/24/2028	3,595,000	3,629,440
Analog Devices, Inc. 3.50%, 12/5/2026	30,000	29,914
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 1/15/2028	250,000	247,880
Broadcom, Inc. 4.00%, 4/15/2029 (a)	106,000	105,568
Intel Corp.:
4.88%, 2/10/2026	3,565,000	3,565,677
4.88%, 2/10/2028	150,000	152,163
		7,730,642
SOFTWARE — 2.2%
Autodesk, Inc. 3.50%, 6/15/2027	205,000	203,661
Fiserv, Inc. 3.20%, 7/1/2026	2,137,000	2,125,845
Intuit, Inc.:
5.13%, 9/15/2028	138,000	142,322
5.25%, 9/15/2026	2,500,000	2,518,575
Security Description	Principal Amount	Value
Microsoft Corp. 3.40%, 9/15/2026	$7,250,000	$7,236,733
Oracle Corp. 2.65%, 7/15/2026	375,000	371,704
Synopsys, Inc. 4.55%, 4/1/2027	1,315,000	1,324,310
		13,923,150
TELECOMMUNICATIONS — 1.9%
AT&T, Inc.:
1.65%, 2/1/2028	251,000	239,181
3.80%, 2/15/2027	300,000	299,430
4.10%, 2/15/2028	243,000	243,265
Cisco Systems, Inc.:
4.55%, 2/24/2028	250,000	254,065
4.80%, 2/26/2027	147,000	148,633
NTT Finance Corp.:
1.16%, 4/3/2026 (a)	7,500,000	7,445,100
4.57%, 7/16/2027 (a)	2,400,000	2,419,584
T-Mobile USA, Inc.:
4.80%, 7/15/2028	55,000	55,972
4.95%, 3/15/2028	525,000	534,865
		11,640,095
TRANSPORTATION — 0.1%
Canadian Pacific Railway Co.:
1.75%, 12/2/2026	50,000	49,028
4.00%, 6/1/2028	326,000	326,267
		375,295
TOTAL CORPORATE BONDS & NOTES (Cost $317,957,483)		319,679,443
ASSET-BACKED SECURITIES — 3.4%
AUTOMOBILE — 2.2%
BMW Vehicle Lease Trust Series 2024-1, Class A4, 5.00%, 6/25/2027	5,525,000	5,558,925
GM Financial Consumer Automobile Receivables Trust Series 2023-3, Class A3, 5.45%, 6/16/2028	4,385,876	4,417,065
Toyota Lease Owner Trust Series 2023-B, Class A3, 5.66%, 11/20/2026 (a)	83,193	83,259
USAA Auto Owner Trust Series 2025-A, Class A2, 3.98%, 3/15/2028 (a)	3,500,000	3,504,190
		13,563,439

See accompanying notes to financial statements.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CREDIT CARD — 1.2%
BA Credit Card Trust Series 2023-A1, Class A1, 4.79%, 5/15/2028	$7,655,000	$7,681,939
TOTAL ASSET-BACKED SECURITIES (Cost $21,239,723)		21,245,378
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
SOUTH KOREA — 0.1%
Korea Development Bank 4.63%, 2/15/2027 (Cost $150,510)	150,000	151,330
U.S. TREASURY OBLIGATIONS — 33.1%
U.S. Treasury Bills:
3.79%, 2/3/2026 (d)	50,000,000	49,844,909
4.12%, 1/22/2026	50,000,000	49,900,842
U.S. Treasury Notes:
3.63%, 8/31/2027	18,233,000	18,272,884
3.75%, 6/30/2027	560,000	562,144
4.00%, 6/30/2028	17,345,000	17,546,907
4.13%, 2/28/2027	69,658,000	70,123,294
TOTAL U.S. TREASURY OBLIGATIONS (Cost $205,765,149)		206,250,980
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.9%
BX Mortgage Trust Series 2021-PAC, Class B, 1 mo. USD Term SOFR + 1.01%, 4.76%, 10/15/2036 (a) (b)	2,500,000	2,492,412
Hawaii Hotel Trust Series 2025-MAUI, Class A, 1 mo. USD Term SOFR + 1.39%, 5.14%, 3/15/2042 (a) (b)	3,000,000	3,000,927
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $5,486,239)		5,493,339

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 10.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e) (f) (Cost $64,374,085)	64,374,085	$64,374,085
TOTAL INVESTMENTS — 99.1% (Cost $614,973,189)		617,194,555
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		5,718,232
NET ASSETS — 100.0%		$622,912,787
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.5% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2025. Maturity date shown is the final maturity.
(d)	When-issued security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
Abbreviations:
BKNT	Bank Notes
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Note Futures (long)	298	03/31/2026	$62,243,046	$62,218,625	$(24,421)
5 Yr. U.S. Treasury Note Futures (long)	52	03/31/2026	5,701,715	5,683,844	(17,871)
					$(42,292)
See accompanying notes to financial statements.

STATE STREET ULTRA SHORT TERM BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

During the period ended December 31, 2025, the average notional value related to futures contracts was $46,266,439.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$319,679,443	$—	$319,679,443
Asset-Backed Securities	—	21,245,378	—	21,245,378
Foreign Government Obligations	—	151,330	—	151,330
U.S. Treasury Obligations	—	206,250,980	—	206,250,980
Commercial Mortgage Backed Securities	—	5,493,339	—	5,493,339
Short-Term Investment	64,374,085	—	—	64,374,085
TOTAL INVESTMENTS	$64,374,085	$552,820,470	$—	$617,194,555
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Depreciation	$(42,292)	$—	$—	$(42,292)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(42,292)	$—	$—	$(42,292)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	74,779,548	$74,779,548	$455,488,421	$465,893,884	$—	$—	64,374,085	$64,374,085	$1,389,483
See accompanying notes to financial statements.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 69.7%
AUSTRALIA — 1.4%
AngloGold Ashanti Holdings PLC 6.50%, 4/15/2040	$54,000	$57,650
Fortescue Treasury Pty. Ltd.:
4.50%, 9/15/2027 (a)	84,000	83,721
5.88%, 4/15/2030 (a)	13,000	13,373
6.13%, 4/15/2032 (a)	201,000	209,568
Mineral Resources Ltd. 9.25%, 10/1/2028 (a)	162,000	170,233
Northern Star Resources Ltd. 6.13%, 4/11/2033 (a)	120,000	126,942
Rio Tinto Finance USA PLC 5.25%, 3/14/2035	70,000	72,158
		733,645
BRAZIL — 0.6%
Petrobras Global Finance BV:
6.25%, 1/10/2036	235,000	230,366
6.50%, 7/3/2033	99,000	102,383
		332,749
CANADA — 2.0%
Bombardier, Inc.:
7.25%, 7/1/2031 (a)	59,000	62,914
7.45%, 5/1/2034 (a)	100,000	111,748
Cascades, Inc./Cascades USA, Inc. 6.75%, 7/15/2030 (a)	156,000	162,544
Champion Iron Canada, Inc. 7.88%, 7/15/2032 (a)	131,000	138,961
goeasy Ltd. 7.38%, 10/1/2030 (a)	134,000	128,976
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (a)	53,000	53,575
Magna International, Inc. 5.88%, 6/1/2035	40,000	42,385
RB Global Holdings, Inc. 6.75%, 3/15/2028 (a)	139,000	142,184
Saturn Oil & Gas, Inc. 9.63%, 6/15/2029 (a)	47,000	46,522
TransAlta Corp. 6.50%, 3/15/2040	65,000	65,081
Vermilion Energy, Inc.:
6.88%, 5/1/2030 (a)	39,000	38,587
7.25%, 2/15/2033 (a)	50,000	47,028
		1,040,505
CAYMAN ISLANDS — 0.3%
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	133,000	138,069
CHINA — 0.4%
Alibaba Group Holding Ltd. 3.15%, 2/9/2051	123,000	83,650
Security Description	Principal Amount	Value
Prosus NV 4.19%, 1/19/2032 (a)	$157,000	$150,338
		233,988
FINLAND — 0.7%
Amer Sports Co. 6.75%, 2/16/2031 (a)	132,000	138,483
Nordea Bank Abp VRN, 5 yr. CMT + 2.72%, 6.75%, 11/10/2033 (a) (b)	215,000	220,590
		359,073
FRANCE — 2.3%
BNP Paribas SA:
5 yr. CMT + 3.20%, 4.63%, 1/12/2027 (a) (b)	157,000	155,633
VRN, 5 yr. CMT + 2.85%, 6.88%, 12/15/2033 (a) (b)	358,000	358,505
Credit Agricole SA SOFR + 1.46%, 5.22%, 5/27/2031 (a) (b)	250,000	256,682
L'Oreal SA 5.00%, 5/20/2035 (a)	200,000	204,604
Societe Generale SA SOFR + 1.73%, 5.44%, 10/3/2036 (a) (b)	200,000	200,436
		1,175,860
GERMANY — 0.6%
Deutsche Bank AG:
SOFR + 1.72%, 3.04%, 5/28/2032 (b)	86,000	78,973
VRN, 5 yr. USD SOFR ICE Swap + 4.36%, 8.13%, 4/30/2030 (b)	200,000	213,738
		292,711
GREECE — 0.3%
Danaos Corp. 6.88%, 10/15/2032 (a)	168,000	173,230
IRELAND — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30%, 1/30/2032	86,000	79,576
ITALY — 1.4%
Intesa Sanpaolo SpA 1 yr. CMT + 4.40%, 8.25%, 11/21/2033 (a) (b)	190,000	224,483
Telecom Italia Capital SA:
7.20%, 7/18/2036	15,000	16,278
7.72%, 6/4/2038	86,000	95,381
UniCredit SpA 5 yr. USD ICE Swap + 4.91%, 7.30%, 4/2/2034 (a) (b)	384,000	411,256
		747,398

See accompanying notes to financial statements.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
NETHERLANDS — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.00%, 1/15/2033	$42,000	$42,659
SOUTH AFRICA — 0.9%
Anglo American Capital PLC 5.75%, 4/5/2034 (a)	190,000	199,207
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. 5.85%, 5/13/2032 (a)	255,000	265,835
		465,042
SPAIN — 1.6%
Banco Bilbao Vizcaya Argentaria SA:
1 yr. CMT + 1.95%, 6.03%, 3/13/2035 (b)	190,000	202,475
VRN, 5 yr. CMT + 3.25%, 7.75%, 1/14/2032 (b)	190,000	203,494
Banco Santander SA:
5.13%, 11/6/2035	200,000	200,458
6.35%, 3/14/2034	190,000	204,786
		811,213
SWITZERLAND — 1.2%
UBS Group AG:
SOFR + 3.70%, 6.44%, 8/11/2028 (a) (b)	202,000	209,337
VRN, 5 yr. USD SOFR ICE Swap + 3.30%, 7.00%, 2/5/2035 (a) (b)	285,000	290,560
VistaJet Malta Finance PLC/Vista Management Holding, Inc.:
6.38%, 2/1/2030 (a)	14,000	13,389
9.50%, 6/1/2028 (a)	99,000	102,331
		615,617
UNITED KINGDOM — 2.7%
Barclays PLC VRN, 5 yr. USD SOFR ICE Swap + 3.69%, 7.63%, 3/15/2035 (b)	200,000	213,078
British Telecommunications PLC 9.63%, 12/15/2030	89,000	108,641
HSBC Holdings PLC:
SOFR + 1.43%, 5.13%, 11/6/2036 (b)	200,000	200,416
SOFR + 3.02%, 7.40%, 11/13/2034 (b)	190,000	216,868
Lloyds Banking Group PLC VRN, 1 yr. CMT + 1.60%, 6.07%, 6/13/2036 (b)	200,000	210,408
Standard Chartered PLC:
VRN, 1 yr. CMT + 1.20%, 5.40%, 8/12/2036 (a) (b)	215,000	219,188
Security Description	Principal Amount	Value
VRN, 5 yr. CMT + 2.87%, 7.00%, 11/14/2035 (a) (b)	$248,000	$254,996
		1,423,595
UNITED STATES — 53.1%
Affiliated Managers Group, Inc. 5.50%, 2/15/2036	213,000	213,134
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	37,000	37,240
Allegiant Travel Co. 7.25%, 8/15/2027 (a)	104,000	105,464
Alphabet, Inc.:
4.70%, 11/15/2035	255,000	255,163
5.45%, 11/15/2055	200,000	196,362
Alta Equipment Group, Inc. 9.00%, 6/1/2029 (a)	53,000	47,932
Amazon.com, Inc. 3.10%, 5/12/2051	81,000	54,371
AMC Networks, Inc.:
10.25%, 1/15/2029 (a)	39,000	40,865
10.50%, 7/15/2032 (a)	79,000	87,346
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029	89,000	85,698
7.75%, 10/15/2033 (a)	67,000	68,254
American Electric Power Co., Inc. Series C, VRN, 5 yr. CMT + 2.13%, 5.80%, 3/15/2056 (b)	203,000	201,538
American Express Co. 5.85%, 11/5/2027	33,000	34,132
American Financial Group, Inc. 5.00%, 9/23/2035	185,000	181,879
American Tower Corp. 2.30%, 9/15/2031	137,000	121,718
AmeriGas Partners LP/AmeriGas Finance Corp.:
9.38%, 6/1/2028 (a)	95,000	98,267
9.50%, 6/1/2030 (a)	18,000	19,180
Ameriprise Financial, Inc. 4.50%, 5/13/2032	42,000	42,378
Amgen, Inc. 4.20%, 3/1/2033	86,000	84,044
Amneal Pharmaceuticals LLC 6.88%, 8/1/2032 (a)	60,000	63,422
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75%, 1/15/2028 (a)	62,000	62,092
5.75%, 10/15/2033 (a)	76,000	76,443
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	87,246	87,280

See accompanying notes to financial statements.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	$150,000	$152,167
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/2029 (a)	72,000	69,514
Apollo Global Management, Inc. 5.15%, 8/12/2035	47,000	47,076
Appalachian Power Co. Series Z, 3.70%, 5/1/2050	35,000	25,467
Applied Materials, Inc. 4.60%, 1/15/2036	1,210,000	1,191,886
Arches Buyer, Inc. 6.13%, 12/1/2028 (a)	51,000	49,761
Aretec Group, Inc. 7.50%, 4/1/2029 (a)	51,000	51,231
Armor Holdco, Inc. 8.50%, 11/15/2029 (a)	26,000	26,195
Athene Holding Ltd. VRN, 5 yr. CMT + 2.58%, 6.88%, 6/28/2055 (b)	230,000	229,717
ATI, Inc.:
4.88%, 10/1/2029	20,000	19,993
5.88%, 12/1/2027	159,000	159,283
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (a)	51,000	51,018
Avianca Midco 2 PLC 9.00%, 12/1/2028 (a)	97,045	97,991
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.38%, 3/1/2029 (a)	87,000	84,808
8.00%, 2/15/2031 (a)	14,000	14,393
8.38%, 6/15/2032 (a)	54,000	55,771
Avnet, Inc. 5.50%, 6/1/2032	40,000	40,564
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	145,000	143,048
Biogen, Inc. 5.05%, 1/15/2031	55,000	56,754
BlackRock TCP Capital Corp. 2.85%, 2/9/2026	118,000	117,644
Blackrock, Inc. 2.10%, 2/25/2032	59,000	52,109
Blackstone Mortgage Trust, Inc. 7.75%, 12/1/2029 (a)	67,000	71,451
Blue Owl Capital Corp. 8.45%, 11/15/2026	53,000	54,441
Boardwalk Pipelines LP 5.38%, 2/15/2036	100,000	100,520
Broadcom, Inc.:
3.50%, 2/15/2041	194,000	158,164
4.15%, 4/15/2032 (a)	110,000	107,549
Security Description	Principal Amount	Value
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (a)	$69,000	$70,392
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	147,000	143,396
Cadence Design Systems, Inc. 4.70%, 9/10/2034	53,000	53,010
California Resources Corp.:
7.00%, 1/15/2034 (a)	48,000	47,375
8.25%, 6/15/2029 (a)	75,000	78,512
Capital One Financial Corp.:
SOFR + 2.04%, 6.18%, 1/30/2036 (b)	245,000	256,081
SOFR + 3.37%, 7.96%, 11/2/2034 (b)	236,000	278,227
Cargill, Inc. 5.38%, 10/23/2055 (a)	80,000	77,035
Carlyle Group, Inc. 5.05%, 9/19/2035	150,000	147,999
Carlyle Secured Lending, Inc. 5.75%, 2/15/2031	65,000	64,057
Carnival Corp.:
5.13%, 5/1/2029 (a)	168,000	169,999
5.88%, 6/15/2031 (a)	162,000	167,378
Carriage Purchaser, Inc. 7.88%, 10/15/2029 (a)	38,000	36,380
Caterpillar, Inc. 5.20%, 5/15/2035	100,000	103,798
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 8/15/2030 (a)	81,000	76,310
CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053	16,000	15,257
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.00%, 6/15/2029 (a)	62,000	53,858
Century Communities, Inc. 6.63%, 9/15/2033 (a)	32,000	32,362
Champions Financing, Inc. 8.75%, 2/15/2029 (a)	58,000	57,122
Charter Communications Operating LLC/Charter Communications Operating Capital 5.85%, 12/1/2035	230,000	229,726
CHC Group LLC 11.75%, 9/1/2030 (a)	41,000	38,547
Chord Energy Corp. 6.00%, 10/1/2030 (a)	30,000	30,304
Ciena Corp. 4.00%, 1/31/2030 (a)	142,000	137,141
Citadel LP 6.00%, 1/23/2030 (a)	33,000	34,470

See accompanying notes to financial statements.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Citigroup, Inc.:
SOFR + 1.49%, 5.17%, 9/11/2036 (b)	$70,000	$70,734
SOFR + 1.83%, 6.02%, 1/24/2036 (b)	165,000	173,103
Series GG, 5 yr. CMT + 2.89%, 6.88%, 8/15/2030 (b)	230,000	235,166
Clean Harbors, Inc. 5.13%, 7/15/2029 (a)	9,000	9,007
CNX Resources Corp. 6.00%, 1/15/2029 (a)	97,000	97,762
Cobra AcquisitionCo LLC 6.38%, 11/1/2029 (a)	178,000	156,060
Comcast Corp.:
2.99%, 11/1/2063	233,000	126,130
4.95%, 5/15/2032	230,000	235,591
Commercial Metals Co. 4.13%, 1/15/2030	94,000	91,236
CommScope LLC:
4.75%, 9/1/2029 (a)	71,000	70,948
9.50%, 12/15/2031 (a)	45,000	45,463
Compass Minerals International, Inc. 8.00%, 7/1/2030 (a)	76,000	79,528
Continental Resources, Inc. 2.27%, 11/15/2026 (a)	54,000	53,024
COPT Defense Properties LP 2.75%, 4/15/2031	17,000	15,514
CoreWeave, Inc.:
9.00%, 2/1/2031 (a)	18,000	16,447
9.25%, 6/1/2030 (a)	89,000	82,780
Crown Americas LLC 5.88%, 6/1/2033 (a)	128,000	130,956
CVR Energy, Inc.:
5.75%, 2/15/2028 (a)	35,000	34,453
8.50%, 1/15/2029 (a)	93,000	95,653
Delta Air Lines, Inc. 5.25%, 7/10/2030	35,000	35,983
Deluxe Corp. 8.13%, 9/15/2029 (a)	113,000	119,047
Diamondback Energy, Inc. 6.25%, 3/15/2033	198,000	213,523
Discovery Communications LLC:
5.00%, 9/20/2037	28,000	22,418
6.35%, 6/1/2040	57,000	47,283
Diversified Healthcare Trust:
4.38%, 3/1/2031	48,000	41,983
7.25%, 10/15/2030 (a)	45,000	46,038
Dominion Energy, Inc. Series A, 5 yr. CMT + 2.39%, 6.88%, 2/1/2055 (b)	76,000	79,074
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (a)	42,000	38,267
Dow Chemical Co. 5.65%, 3/15/2036	235,000	234,133
Security Description	Principal Amount	Value
DT Midstream, Inc. 4.38%, 6/15/2031 (a)	$14,000	$13,711
DTE Electric Co. 5.25%, 5/15/2035	50,000	51,439
Duke Energy Florida LLC 4.85%, 12/1/2035	229,000	228,427
EchoStar Corp. 10.75%, 11/30/2029	84,019	92,799
Edison International 6.25%, 3/15/2030	5,000	5,230
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.38%, 9/30/2030 (a)	54,000	54,447
Eli Lilly & Co. 4.70%, 2/27/2033	69,000	70,488
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	37,000	33,171
Energy Transfer LP:
5.70%, 4/1/2035	75,000	77,677
5.95%, 5/15/2054	119,000	112,916
6.40%, 12/1/2030	132,000	142,622
VRN, 5 yr. CMT + 2.48%, 6.75%, 2/15/2056 (b)	230,000	230,913
EnerSys 4.38%, 12/15/2027 (a)	153,000	151,866
Enova International, Inc.:
9.13%, 8/1/2029 (a)	38,000	40,320
11.25%, 12/15/2028 (a)	29,000	30,658
Entergy Arkansas LLC 5.45%, 6/1/2034	50,000	52,289
ERP Operating LP 4.65%, 9/15/2034	66,000	65,339
Esab Corp. 6.25%, 4/15/2029 (a)	13,000	13,381
Expedia Group, Inc. 5.40%, 2/15/2035	120,000	123,179
EZCORP, Inc. 7.38%, 4/1/2032 (a)	134,000	142,465
F&G Global Funding 4.65%, 9/8/2028 (a)	45,000	45,268
Ferguson Enterprises, Inc. 4.35%, 3/15/2031	135,000	134,526
Fidelity National Financial, Inc. 2.45%, 3/15/2031	32,000	28,576
Flex Ltd.:
5.25%, 1/15/2032	81,000	82,593
5.38%, 11/13/2035	198,000	197,677
Florida Gas Transmission Co. LLC 5.75%, 7/15/2035 (a)	55,000	57,056
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	137,000	138,040
Frontier Communications Holdings LLC 6.75%, 5/1/2029 (a)	87,000	87,676

See accompanying notes to financial statements.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (a)	$71,000	$75,507
General Dynamics Corp. 4.95%, 8/15/2035	35,000	35,699
Genuine Parts Co. 4.95%, 8/15/2029	71,000	72,187
Getty Images, Inc.:
10.50%, 11/15/2030 (a)	55,000	55,415
11.25%, 2/21/2030 (a)	46,077	43,231
Global Payments, Inc. 5.40%, 8/15/2032	33,000	33,555
GoTo Group, Inc. 5.50%, 5/1/2028 (a)	41,000	34,517
Gray Media, Inc. 10.50%, 7/15/2029 (a)	50,000	53,822
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (a)	38,000	37,085
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	67,000	69,234
Helmerich & Payne, Inc. 5.50%, 12/1/2034	359,000	353,780
Hilton Domestic Operating Co., Inc.:
5.75%, 9/15/2033 (a)	63,000	64,469
5.88%, 4/1/2029 (a)	119,000	121,701
HLF Financing SARL LLC/Herbalife International, Inc.:
4.88%, 6/1/2029 (a)	202,000	189,712
12.25%, 4/15/2029 (a)	56,000	60,569
HPS Corporate Lending Fund:
5.45%, 11/15/2030 (a)	175,000	174,503
5.85%, 6/5/2030 (a)	225,000	227,864
HUB International Ltd. 7.38%, 1/31/2032 (a)	61,000	64,013
Hughes Satellite Systems Corp. 5.25%, 8/1/2026	21,000	20,079
Hyatt Hotels Corp. 5.75%, 3/30/2032	45,000	47,174
iHeartCommunications, Inc.:
7.75%, 8/15/2030 (a)	31,000	27,090
9.13%, 5/1/2029 (a)	86,032	82,873
Jabil, Inc. 5.45%, 2/1/2029	11,000	11,351
Jane Street Group/JSG Finance, Inc. 6.75%, 5/1/2033 (a)	62,000	64,695
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 4/20/2035 (a)	33,000	34,683
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	82,000	82,595
Security Description	Principal Amount	Value
JPMorgan Chase & Co.:
3 mo. USD Term SOFR + 1.46%, 3.16%, 4/22/2042 (b)	$76,000	$58,945
SOFR + 1.19%, 4.81%, 10/22/2036 (b)	270,000	268,267
SOFR + 1.32%, 5.50%, 1/24/2036 (b)	43,000	44,982
SOFR + 1.64%, 5.58%, 7/23/2036 (b)	115,000	119,179
SOFR + 1.68%, 5.57%, 4/22/2036 (b)	120,000	126,000
Series OO, VRN, 5 yr. CMT + 2.15%, 6.50%, 4/1/2030 (b)	85,000	88,194
Kohl's Corp.:
5.13%, 5/1/2031	26,000	22,811
5.55%, 7/17/2045	33,000	23,554
10.00%, 6/1/2030 (a)	89,000	97,911
Las Vegas Sands Corp. 5.63%, 6/15/2028	155,000	158,942
LFS Topco LLC 8.75%, 7/15/2030 (a)	63,000	63,498
Liberty Mutual Group, Inc. 4.30%, 2/1/2061 (a)	94,000	62,969
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	24,000	25,021
Long Ridge Energy LLC 8.75%, 2/15/2032 (a)	68,000	72,344
Lowe's Cos., Inc. 2.80%, 9/15/2041	89,000	63,957
LPL Holdings, Inc. 5.75%, 6/15/2035	135,000	138,976
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	112,000	101,622
7.38%, 8/1/2033 (a)	46,000	48,700
Madison IAQ LLC 5.88%, 6/30/2029 (a)	72,000	71,605
Manitowoc Co., Inc. 9.25%, 10/1/2031 (a)	63,000	67,823
Marriott International, Inc. 5.50%, 4/15/2037	135,000	138,197
Match Group Holdings II LLC 6.13%, 9/15/2033 (a)	83,000	84,078
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	41,000	41,437
McAfee Corp. 7.38%, 2/15/2030 (a)	53,000	46,256
McGraw-Hill Education, Inc. 8.00%, 8/1/2029 (a)	124,000	125,322
Merck & Co., Inc. 4.75%, 12/4/2035	82,000	81,829
Meta Platforms, Inc. 4.88%, 11/15/2035	190,000	189,854
Micron Technology, Inc. 6.05%, 11/1/2035	100,000	106,751
Millennium Escrow Corp. 6.63%, 8/1/2026 (a)	49,000	47,285

See accompanying notes to financial statements.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Millrose Properties, Inc. 6.38%, 8/1/2030 (a)	$31,000	$31,707
Mobius Merger Sub, Inc. 9.00%, 6/1/2030 (a)	45,000	31,165
Moog, Inc. 4.25%, 12/15/2027 (a)	13,000	12,884
Morgan Stanley:
SOFR + 1.76%, 5.66%, 4/17/2036 (b)	155,000	162,958
Series I, SOFR + 1.31%, 4.89%, 10/22/2036 (b)	210,000	208,307
MPH Acquisition Holdings LLC 5.75%, 12/31/2030 (a)	50,632	44,717
MPLX LP 5.40%, 9/15/2035	135,000	136,018
MSCI, Inc. 3.63%, 11/1/2031 (a)	23,000	21,588
Mueller Water Products, Inc. 4.00%, 6/15/2029 (a)	140,000	136,153
Nassau Cos., of New York 7.88%, 7/15/2030 (a)	78,000	74,484
NetApp, Inc. 5.70%, 3/17/2035	35,000	36,628
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.13%, 2/15/2029 (a)	85,000	88,250
8.38%, 2/15/2032 (a)	31,000	32,136
Nordstrom, Inc. 4.38%, 4/1/2030	108,000	103,350
Novelis Corp. 4.75%, 1/30/2030 (a)	312,000	301,557
NRG Energy, Inc.:
3.38%, 2/15/2029 (a)	88,000	84,117
3.63%, 2/15/2031 (a)	54,000	50,448
5.75%, 7/15/2029 (a)	40,000	40,188
5.75%, 1/15/2034 (a)	45,000	45,385
6.25%, 11/1/2034 (a)	18,000	18,486
NuStar Logistics LP:
5.63%, 4/28/2027	33,000	33,349
6.38%, 10/1/2030	77,000	81,048
Oaktree Strategic Credit Fund 6.19%, 7/15/2030 (a)	75,000	75,380
Oncor Electric Delivery Co. LLC:
4.30%, 5/15/2028	90,000	90,716
5.35%, 4/1/2035 (a)	25,000	25,789
ONEOK, Inc. 6.50%, 9/1/2030 (a)	10,000	10,723
Owens-Brockway Glass Container, Inc. 7.38%, 6/1/2032 (a)	99,000	100,353
Pacific Gas & Electric Co.:
5.70%, 3/1/2035	90,000	92,636
6.00%, 8/15/2035	140,000	147,076
PacifiCorp 3.30%, 3/15/2051	60,000	38,338
Patrick Industries, Inc.:
4.75%, 5/1/2029 (a)	108,000	106,825
Security Description	Principal Amount	Value
6.38%, 11/1/2032 (a)	$28,000	$28,733
Paychex, Inc. 5.60%, 4/15/2035	65,000	68,047
PBF Holding Co. LLC/PBF Finance Corp.:
7.88%, 9/15/2030 (a)	89,000	85,615
9.88%, 3/15/2030 (a)	86,000	88,338
Pediatrix Medical Group, Inc. 5.38%, 2/15/2030 (a)	23,000	22,958
Phinia, Inc. 6.75%, 4/15/2029 (a)	10,000	10,359
Pitney Bowes, Inc. 7.25%, 3/15/2029 (a)	41,000	41,629
Planet Financial Group LLC 10.50%, 12/15/2029 (a)	69,000	72,182
PPL Capital Funding, Inc. 5.25%, 9/1/2034	15,000	15,370
Prudential Financial, Inc. 5 yr. CMT + 3.23%, 6.00%, 9/1/2052 (b)	82,000	84,592
Public Storage Operating Co. 2.25%, 11/9/2031	42,000	37,473
QUALCOMM, Inc. 5.40%, 5/20/2033	124,000	131,351
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	16,000	16,718
Rand Parent LLC 8.50%, 2/15/2030 (a)	79,000	82,359
Resideo Funding, Inc. 4.00%, 9/1/2029 (a)	36,000	34,829
Rithm Capital Corp. 8.00%, 7/15/2030 (a)	71,000	72,592
ROBLOX Corp. 3.88%, 5/1/2030 (a)	152,000	145,257
Roche Holdings, Inc. 4.67%, 12/2/2035 (a)	424,000	422,113
Rollins, Inc. 5.25%, 2/24/2035	20,000	20,420
Roper Technologies, Inc. 5.10%, 9/15/2035	230,000	231,711
Seagate Data Storage Technology Pte. Ltd.:
4.09%, 6/1/2029 (a)	42,000	41,154
5.75%, 12/1/2034 (a)	12,000	12,271
5.88%, 7/15/2030 (a)	144,000	148,622
Sealed Air Corp./Sealed Air Corp. U.S. 7.25%, 2/15/2031 (a)	25,000	26,027
SESI LLC 7.88%, 9/30/2030 (a)	32,000	31,499
Shell Finance U.S., Inc. 4.75%, 1/6/2036	249,000	248,465
Somnigroup International, Inc.:
3.88%, 10/15/2031 (a)	52,000	48,659
4.00%, 4/15/2029 (a)	103,000	100,425
Southern California Edison Co. 3.65%, 2/1/2050	30,000	20,962

See accompanying notes to financial statements.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Southwestern Public Service Co. 5.30%, 5/15/2035	$200,000	$204,328
Spirit AeroSystems, Inc. 4.60%, 6/15/2028	59,000	59,070
SPX FLOW, Inc. 8.75%, 4/1/2030 (a)	47,000	48,489
Staples, Inc. 10.75%, 9/1/2029 (a)	14,000	13,923
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	73,000	67,995
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (a)	137,000	136,178
6.00%, 4/15/2030 (a)	90,000	92,256
6.50%, 10/15/2030 (a)	57,000	59,429
StoneMor, Inc. 8.50%, 5/15/2029 (a)	20,000	19,513
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (a)	119,000	126,023
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (a)	121,000	125,485
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	74,000	68,744
Synchrony Financial 7.25%, 2/2/2033	106,000	114,061
Synopsys, Inc. 5.15%, 4/1/2035	30,000	30,482
Synovus Bank VRN, 5 yr. CMT + 2.30%, 5.96%, 1/15/2036 (b)	250,000	251,782
Talen Energy Supply LLC 6.25%, 2/1/2034 (a)	61,000	62,213
Talos Production, Inc. 9.38%, 2/1/2031 (a)	78,000	81,459
Targa Resources Corp. 5.40%, 7/30/2036	231,000	231,513
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (a)	90,000	91,613
TEGNA, Inc. 5.00%, 9/15/2029	55,000	54,551
Texas Instruments, Inc. 4.90%, 3/14/2033	90,000	92,902
TGNR Intermediate Holdings LLC 5.50%, 10/15/2029 (a)	76,000	75,204
Tidewater, Inc. 9.13%, 7/15/2030 (a)	130,000	139,515
TMS International Corp. 6.25%, 4/15/2029 (a)	38,000	36,782
Toll Brothers Finance Corp. 5.60%, 6/15/2035	75,000	77,617
Transocean International Ltd. 8.25%, 5/15/2029 (a)	117,000	117,694
Travel & Leisure Co. 6.13%, 9/1/2033 (a)	77,000	78,196
TriMas Corp. 4.13%, 4/15/2029 (a)	142,000	138,250
Security Description	Principal Amount	Value
TTM Technologies, Inc. 4.00%, 3/1/2029 (a)	$88,000	$85,950
Tutor Perini Corp. 11.88%, 4/30/2029 (a)	32,000	35,483
Twilio, Inc. 3.63%, 3/15/2029	148,000	143,342
U.S. Foods, Inc. 5.75%, 4/15/2033 (a)	74,000	75,378
United Airlines Pass-Through Trust Series 2020-1, Class A, 5.88%, 4/15/2029	186,692	190,999
United Parcel Service, Inc. 5.25%, 5/14/2035	35,000	36,291
Univision Communications, Inc.:
8.50%, 7/31/2031 (a)	66,000	68,899
9.38%, 8/1/2032 (a)	25,000	26,886
USI, Inc. 7.50%, 1/15/2032 (a)	37,000	38,807
UWM Holdings LLC 6.25%, 3/15/2031 (a)	34,000	33,944
Versant Media Group, Inc. 7.25%, 1/30/2031 (a)	16,000	16,515
Viasat, Inc.:
6.50%, 7/15/2028 (a)	25,000	24,320
7.50%, 5/30/2031 (a)	69,000	65,579
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	145,000	138,511
Virginia Electric & Power Co. 5.05%, 8/15/2034	23,000	23,313
Virtusa Corp. 7.13%, 12/15/2028 (a)	26,000	25,614
Vistra Operations Co. LLC:
5.00%, 7/31/2027 (a)	93,000	92,961
5.63%, 2/15/2027 (a)	26,000	26,015
VoltaGrid LLC 7.38%, 11/1/2030 (a)	91,000	90,175
W&T Offshore, Inc. 10.75%, 2/1/2029 (a)	59,000	53,973
Warnermedia Holdings, Inc.:
4.28%, 3/15/2032	135,000	118,516
5.05%, 3/15/2042	27,000	19,070
Wayfair LLC 7.75%, 9/15/2030 (a)	135,000	143,679
Weatherford International Ltd. 6.75%, 10/15/2033 (a)	35,000	35,835
Western Midstream Operating LP:
5.50%, 12/15/2035	24,000	23,919
6.15%, 4/1/2033	11,000	11,660
Westlake Corp. 5.55%, 11/15/2035	58,000	58,054
Williams Cos., Inc. 8.75%, 3/15/2032	132,000	160,165
WULF Compute LLC 7.75%, 10/15/2030 (a)	164,000	168,935

See accompanying notes to financial statements.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 2/15/2031 (a)	$12,000	$13,006
XPLR Infrastructure Operating Partners LP 8.38%, 1/15/2031 (a)	160,000	167,938
Zoetis, Inc. 5.00%, 8/17/2035	70,000	70,787
		27,650,493
TOTAL CORPORATE BONDS & NOTES (Cost $35,721,134)		36,315,423
ASSET-BACKED SECURITIES — 2.8%
BCC Middle Market CLO LLC Series 2025-1A, Class A1, ABS, 3 mo. USD Term SOFR + 1.62%, 5.73%, 7/17/2037 (a) (b)	920,000	923,524
Golub Capital Partners CLO 77 B Ltd. Series 2024-77A, Class C, ABS, 3 mo. USD Term SOFR + 1.80%, 5.66%, 1/25/2038 (a) (b)	265,000	265,520
KKR CLO 22 Ltd. Series 22A, Class B, 3 mo. USD Term SOFR + 1.86%, 5.75%, 7/20/2031 (a) (b)	250,000	249,475
TOTAL ASSET-BACKED SECURITIES (Cost $1,431,563)		1,438,519
	Shares
CONVERTIBLE BONDS — 1.1%
CANADA — 0.0% *
B2Gold Corp. 2.75%, 2/1/2030 (a)	20,000	31,997
DENMARK — 0.1%
Ascendis Pharma AS 2.25%, 4/1/2028	24,000	34,000
UNITED STATES — 1.0%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028	25,000	40,996
Alnylam Pharmaceuticals, Inc. 1.00%, 9/15/2027	20,000	29,436
Cloudflare, Inc. 6/15/2030 (a)	31,000	33,792
DoorDash, Inc. 5/15/2030 (a)	30,000	31,338
Guidewire Software, Inc. 1.25%, 11/1/2029	25,000	27,510
iRhythm Technologies, Inc. 1.50%, 9/1/2029	25,000	34,926
Security Description	Shares	Value
MP Materials Corp. 3.00%, 3/1/2030 (a)	9,000	$22,482
Seagate HDD Cayman 3.50%, 6/1/2028	18,000	60,430
Snowflake, Inc. 10/1/2029	20,000	30,952
Spotify USA, Inc. 3/15/2026	25,000	28,442
Stem, Inc. 0.50%, 12/1/2028 (a)	95,000	37,624
Uber Technologies, Inc. 0.88%, 12/1/2028	23,000	29,885
Unity Software, Inc. 3/15/2030 (a)	26,000	37,578
Welltower OP LLC 2.75%, 5/15/2028 (a)	18,000	35,340
Western Digital Corp. 3.00%, 11/15/2028	10,000	45,879
		526,610
TOTAL CONVERTIBLE BONDS (Cost $567,355)		592,607
	Principal Amount
SENIOR FLOATING RATE LOANS — 13.8%
ADVERTISING SERVICES — 0.5%
Dotdash Meredith, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.37%, 6/17/2032 (b)	$135,623	124,519
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 9.03%, 4/11/2029 (b)	145,736	144,443
		268,962
AEROSPACE & DEFENSE — 0.5%
Air Comm Corp. LLC:
2025 Delayed Draw Term Loan, 3 mo. USD Term SOFR + 2.75%, 6.44%, 12/11/2031 (b)	1,282	1,288
2025 Term Loan, 3 mo. USD Term SOFR + 2.75%, 6.57%, 12/11/2031 (b)	93,398	93,858
Barnes Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.47%, 1/27/2032 (b)	46,099	46,268
Kaman Corp.:
2025 Delayed Draw Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.43%, 2/26/2032 (b)	764	768
2025 Term Loan B, 6 mo. USD Term SOFR + 2.50%, 6.32%, 2/26/2032 (b)	87,645	88,106

See accompanying notes to financial statements.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
TransDigm, Inc., 2023 Term Loan J, 1 mo. USD Term SOFR + 2.50%, 6.22%, 2/28/2031 (b)	$39,302	$39,494
		269,782
APPAREL — 0.7%
Beach Acquisition Bidco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.92%, 9/12/2032 (b)	47,000	47,441
S&S Holdings LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 5.00%, 8.73%, 10/1/2031 (b)	330,028	325,285
		372,726
AUTO PARTS & EQUIPMENT — 0.7%
Clarios Global LP:
2025 EUR Term Loan B, 1 mo. EURIBOR + 3.25%, 5.15%, 1/28/2032 (b)	62,000	73,734
2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.47%, 1/28/2032 (b)	95,760	96,373
First Brands Group LLC:
2021 Term Loan (c)	62,726	338
2022 Incremental Term Loan (c)	228,498	1,232
2025 DIP Term Loan, 1 mo. USD Term SOFR + 1.55%, 5.39%, 6/29/2026 (b)	228	45
IXS Holdings, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 5.50%, 9.22%, 9/5/2029 (b)	182,541	182,580
		354,302
CHEMICALS — 1.3%
Bakelite U.S. Holdco, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.42%, 12/23/2031 (b)	203,362	197,686
Natgasoline LLC, 2025 Term Loan B (c)	248,418	251,005
Olympus Water U.S. Holding Corp.:
2024 EUR Term Loan B, 3 mo. EURIBOR + 3.75%, 5.77%, 6/20/2031 (b)	107,000	127,277
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.92%, 11/3/2032 (b)	117,000	116,461
		692,429
COMMERCIAL SERVICES — 1.5%
Belron Finance 2019 LLC, 2025 Repriced Term Loan B, 3 mo. USD Term SOFR + 2.25%, 6.12%, 10/16/2031 (b)	133,958	134,879
Security Description	Principal Amount	Value
Camelot U.S. Acquisition LLC:
2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.47%, 1/31/2031 (b)	$42,877	$42,388
2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.97%, 1/31/2031 (b)	61,083	61,255
Galaxy U.S. Opco, Inc., Term Loan, 3 mo. USD Term SOFR + 1.50%, 5.34%, 7/31/2030 (b)	324,368	312,899
Mckissock Investment Holdings LLC, Incremental Term Loan, 3 mo. USD Term SOFR + 5.00%, 8.87%, 3/12/2029 (b)	92,120	86,708
Nuvei Technologies Corp., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.22%, 11/17/2031 (b)	134,102	134,431
		772,560
COMMUNICATIONS EQUIPMENT — 0.3%
CommScope, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.47%, 12/17/2029 (b)	180,250	180,824
COMPUTERS — 0.4%
Clover Holdings 2 LLC, Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.77%, 12/9/2031 (b)	86,565	86,741
NCR Atleos LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.70%, 4/16/2029 (b)	100,611	101,177
		187,918
CONSTRUCTION MATERIALS — 0.2%
Quikrete Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.97%, 2/10/2032 (b)	106,198	106,645
CONTAINERS & PACKAGING — 0.3%
Node AcquiCo GmbH, EUR Term Loan, 1 mo. EURIBOR + 3.50%, 5.41%, 12/8/2032 (b)	EUR116,583	138,053
DISTRIBUTION/WHOLESALE — 0.1%
Olympus Water U.S. Holding Corp., 2024 USD Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.67%, 6/20/2031 (b)	48,203	47,858
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD Term SOFR + 3.25%, 7.45%, 1/27/2032 (b)	62,528	63,065

See accompanying notes to financial statements.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
FNZ Group Services Ltd., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 5.00%, 8.90%, 11/5/2031 (b)	$155,822	$123,995
Mermaid Bidco, Inc., 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.75%, 5.77%, 7/3/2031 (b)	EUR27,000	32,034
Paysafe Holdings U.S. Corp., USD Term Loan B1, 1 mo. USD Term SOFR + 2.75%, 6.58%, 6/28/2028 (b)	149,990	143,991
		363,085
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Crown Subsea Communications Holding, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.22%, 1/30/2031 (b)	131,176	132,357
ELECTRIC — 0.4%
Kohler Energy Co. LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.42%, 5/1/2031 (b)	192,349	193,732
ELECTRONICS — 0.3%
LSF12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.37%, 12/2/2031 (b)	163,216	164,440
ENVIRONMENTAL CONTROL — 0.2%
GFL Environmental, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.27%, 3/3/2032 (b)	81,870	82,320
FOOD PRODUCTS — 0.1%
Savor Acquisition, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.72%, 2/19/2032 (b)	76,263	76,676
HEALTH CARE PROVIDERS & SERVICES — 0.2%
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.66%, 5/19/2031 (b)	118,185	118,705
HOUSEHOLD PRODUCTS — 0.1%
Lavender Dutch BorrowerCo BV, EUR Term Loan (c)	EUR55,000	65,337
INSURANCE — 1.8%
Alera Group, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 3.25%, 6.97%, 5/31/2032 (b)	68,079	68,484
AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.97%, 1/30/2032 (b)	119,068	119,545
Security Description	Principal Amount	Value
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 6 mo. USD Term SOFR + 2.75%, 6.42%, 2/15/2031 (b)	$167,736	$167,701
Asurion LLC, 2023 Term Loan B11, 1 mo. USD Term SOFR + 4.25%, 8.07%, 8/19/2028 (b)	111,619	111,952
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.22%, 7/31/2031 (b)	252,343	253,421
Truist Insurance Holdings LLC:
2024 Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.42%, 5/6/2031 (b)	75,125	75,345
2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.75%, 8.42%, 5/6/2032 (b)	38,421	39,013
USI, Inc.:
2024 Term Loan C, 3 mo. USD Term SOFR + 2.25%, 5.92%, 9/29/2030 (b)	21,508	21,573
2024 Term Loan D, 3 mo. USD Term SOFR + 2.25%, 5.92%, 11/21/2029 (b)	96,788	97,116
		954,150
LEISURE TIME — 0.0% *
Sabre GLBL, Inc., 2024 Term Loan B2, 1 mo. USD Term SOFR + 6.00%, 9.82%, 11/15/2029 (b)	25,861	23,275
MEDIA — 0.6%
Cengage Learning, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.23%, 3/24/2031 (b)	55,039	55,330
DirecTV Financing LLC:
2024 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.35%, 8/2/2029 (b)	90,004	90,428
2025 Term Loan B, 3 mo. USD Term SOFR + 5.50%, 9.34%, 2/17/2031 (b)	100,359	100,468
EW Scripps Co., 2025 Term Loan B2, 1 mo. USD Term SOFR + 5.75%, 9.60%, 6/30/2028 (b)	38,074	38,604
McGraw-Hill Global Education Holdings LLC, 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.47%, 8/6/2031 (b)	47,016	47,473
		332,303

See accompanying notes to financial statements.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MISCELLANEOUS MANUFACTURER — 0.4%
International Textile Group, Inc., 2023 Term Loan, 3 mo. USD Term SOFR + 8.50%, 12.64%, 9/30/2027 (b)	$180,537	$181,609
PHARMACEUTICALS — 0.5%
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.25%, 9.97%, 10/8/2030 (b)	244,770	239,692
RETAIL — 0.4%
PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.73%, 8/18/2032 (b)	194,000	193,455
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Gryphon Acquire Newco LLC, Term Loan B, 6 mo. USD Term SOFR + 3.00%, 6.85%, 9/13/2032 (b)	88,000	88,706
SOFTWARE — 1.1%
BCPE Pequod Buyer, Inc., USD Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.72%, 11/25/2031 (b)	222,443	223,206
Dayforce, Inc., 2025 Term Loan (c)	101,728	101,547
Modena Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 4.25%, 8.09%, 7/1/2031 (b)	68,950	68,729
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.92%, 10/26/2030 (b)	70,756	70,726
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.34%, 2/10/2031 (b)	98,869	99,088
		563,296
TOTAL SENIOR FLOATING RATE LOANS (Cost $7,431,906)		7,165,197
	Shares
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 7.6%
State Street Blackstone Senior Loan ETF (d)	57,875	2,388,501
Invesco Senior Loan ETF	74,586	1,566,306
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $3,966,077)		3,954,807

Security Description	Principal Amount	Value
COMMERCIAL MORTGAGE BACKED SECURITIES — 0.2%
COMM Mortgage Trust Series 2012-CR3, Class B, 3.92%, 10/15/2045 (a) (Cost $93,623)	$94,569	$88,921
	Shares
SHORT-TERM INVESTMENT — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e) (f) (Cost $1,411,959)	1,411,959	1,411,959
TOTAL INVESTMENTS — 97.9% (Cost $50,623,617)		50,967,433
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%		1,100,302
NET ASSETS — 100.0%		$52,067,735
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 39.2% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(d)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to financial statements.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

At December 31, 2025, the Fund had unfunded loan commitments of $19,531, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	4,615	4,638	23
Kaman Corp.	7,232	7,270	38
Savor Acquisition, Inc.	7,684	7,725	41
	$19,531	$19,633	$102

At December 31, 2025, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	EUR124,000	144,851	01/08/2026	$(801)
Goldman Sachs Bank USA	EUR27,000	31,746	01/22/2026	10
Royal Bank of Canada	AUD64,000	42,339	01/08/2026	(340)
Royal Bank of Canada	EUR100,000	116,687	01/12/2026	(796)
Royal Bank of Canada	EUR62,000	73,116	01/30/2026	214
UBS AG	EUR55,000	63,866	01/02/2026	(728)
UBS AG	USD64,629	55,000	01/02/2026	(34)
UBS AG	EUR55,000	64,724	02/02/2026	44
Total				$(2,431)

AUD	Australian Dollar
EUR	Euro

During the period ended December 31, 2025, the average notional value related to forward foreign currency exchange contracts was $550,920.
At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Yr. U.S. Treasury Note Futures (long)	77	03/31/2026	$8,432,495	$8,416,461	$(16,034)

During the period ended December 31, 2025, the average notional value related to long futures contracts was $15,887,387 and short futures contracts was $757,656.
See accompanying notes to financial statements.

STATE STREET LOOMIS SAYLES OPPORTUNISTIC BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$36,315,423	$—	$36,315,423
Asset-Backed Securities	—	1,438,519	—	1,438,519
Commercial Mortgage Backed Securities	—	88,921	—	88,921
Convertible Bonds	—	592,607	—	592,607
Mutual Funds and Exchange Traded Products	3,954,807	—	—	3,954,807
Senior Floating Rate Loans	—	7,165,197	—	7,165,197
Short-Term Investment	1,411,959	—	—	1,411,959
TOTAL INVESTMENTS	$5,366,766	$45,600,667	$—	$50,967,433
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$102	$—	$102
Forward Foreign Currency Exchange Contracts - Unrealized Appreciation	—	268	—	268
Forward Foreign Currency Exchange Contracts - Unrealized Depreciation	—	(2,699)	—	(2,699)
Futures Contracts - Unrealized Depreciation	(16,034)	—	—	(16,034)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(16,034)	$(2,329)	$—	$(18,363)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Blackstone Senior Loan ETF	54,115	$2,250,643	$1,274,123	$1,117,053	$(17,485)	$(1,727)	57,875	$2,388,501	$93,980
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,502,406	3,502,406	15,945,333	18,035,780	—	—	1,411,959	1,411,959	61,229
Total		$5,753,049	$17,219,456	$19,152,833	$(17,485)	$(1,727)		$3,800,460	$155,209
See accompanying notes to financial statements.

STATE STREET NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 97.6%
ALABAMA — 5.1%
Black Belt Energy Gas District Revenue, AL Series B, 4.00%, 10/1/2052 (a)	$500,000	$502,098
County of Jefferson Sewer Revenue, AL 5.25%, 10/1/2040	200,000	219,337
Southeast Energy Authority A Cooperative District Revenue, AL Series A, 5.00%, 11/1/2035	650,000	690,175
		1,411,610
ARIZONA — 5.0%
Arizona Board of Regents Revenue, AZ Series A, 5.00%, 7/1/2034	700,000	819,336
Maricopa County Industrial Development Authority Revenue, AZ AMT, 4.00%, 10/15/2047 (b)	100,000	84,626
Maricopa County Pollution Control Corp. Revenue, AZ Series B, 0.88%, 6/1/2043 (a)	500,000	489,341
		1,393,303
ARKANSAS — 1.9%
Arkansas Development Finance Authority Revenue, AR AMT, 5.45%, 9/1/2052	525,000	525,265
CALIFORNIA — 12.4%
California Community Choice Financing Authority Revenue, CA:
Series E, 5.00%, 9/1/2032	600,000	646,102
Series E-1, 5.00%, 2/1/2054 (a)	500,000	531,980
California Housing Finance Agency Revenue, CA Series 2021-1, 3.50%, 11/20/2035	166,630	165,076
California Infrastructure & Economic Development Bank Revenue, CA Series B, VRN, 12.00%, 1/1/2065 (a) (b)	210,000	155,400
City & County of San Francisco Special Tax District No., Special Tax Revenue, CA Series B, 5.75%, 9/1/2053 (b)	350,000	367,466
Orange County Community Facilities District, Special Tax Revenue, CA Series A, 5.00%, 8/15/2037	250,000	266,229
Palomar Health, General Obligation, CA Series A, Assured Guaranty, Inc., Zero Coupon, 8/1/2027 (c)	100,000	93,872
San Francisco Bay Area Rapid Transit District, General Obligation, CA Series H, 5.00%, 8/1/2034	600,000	725,753
Security Description	Principal Amount	Value
San Francisco City & County Airport Comm-San Francisco International Airport Revenue, CA Series H, AMT, 5.00%, 5/1/2028	$175,000	$183,536
State of California, General Obligation, CA 5.00%, 3/1/2030	250,000	276,616
		3,412,030
COLORADO — 2.7%
Colorado Health Facilities Authority Revenue, CO Series A-1, 4.00%, 8/1/2037	200,000	201,041
Trails at Crowfoot Metropolitan District No. 3, General Obligation, CO Series A, Assured Guaranty, Inc., 5.00%, 12/1/2039 (c)	500,000	540,635
		741,676
DISTRICT OF COLUMBIA — 1.1%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, DC Series B, 4.00%, 10/1/2038	305,000	306,193
FLORIDA — 6.4%
County of Miami-Dade Water & Sewer System Revenue, FL 3.00%, 10/1/2036	530,000	503,979
Crosswinds East Community Development District, Special Assessment, FL 5.50%, 5/1/2044	135,000	138,083
Florida Development Finance Corp. Revenue, FL:
Series A, AMT, 4.38%, 10/1/2054 (a) (b)	250,000	252,904
AMT, 6.13%, 7/1/2032 (a) (b)	300,000	301,300
Series B, AMT, VRN, 10.00%, 7/1/2057 (a) (b)	390,000	273,000
Preserve at South Branch Community Development District, Special Assessment, FL 4.00%, 11/1/2039	300,000	293,717
		1,762,983
GEORGIA — 5.8%
Main Street Natural Gas, Inc. Revenue, GA Series E-1, 5.00%, 12/1/2053 (a)	600,000	642,073
Municipal Electric Authority of Georgia Revenue, GA Series B, 5.00%, 1/1/2048	605,000	605,428
Richmond County Hospital Authority Revenue, GA 3.00%, 1/1/2033	345,000	345,020
		1,592,521

See accompanying notes to financial statements.

STATE STREET NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
IDAHO — 0.4%
Spring Valley Community Infrastructure District No. 1, Special Assessment, ID 6.25%, 9/1/2053 (b)	$100,000	$102,429
ILLINOIS — 3.2%
Chicago O'Hare International Airport Revenue, IL Build America Mutual Assurance Corp., 5.00%, 1/1/2038 (c)	250,000	274,025
Northern Illinois University Revenue, IL Series B, Build America Mutual Assurance Corp., 4.00%, 4/1/2037 (c)	345,000	347,472
State of Illinois, General Obligation, IL:
Series D, 3.25%, 11/1/2026	100,000	100,403
Series A, 5.00%, 12/1/2031	150,000	155,238
		877,138
IOWA — 0.8%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	200,000	217,383
KANSAS — 1.1%
City of Olathe, General Obligation, KS Series 234, 3.00%, 10/1/2031	300,000	300,468
KENTUCKY — 1.6%
Kentucky Economic Development Finance Authority Revenue, KY Series A-P3, 4.25%, 7/1/2035	450,000	450,209
LOUISIANA — 2.1%
Louisiana Offshore Terminal Authority Revenue, LA Series 2007A, 4.15%, 9/1/2027	250,000	252,336
Louisiana Public Facilities Authority Revenue, LA Series A, 4.00%, 4/1/2039	320,000	320,889
		573,225
MARYLAND — 0.8%
State of Maryland Department of Transportation Revenue, MD Series B, AMT, 5.00%, 8/1/2030	200,000	217,266
MICHIGAN — 3.3%
Michigan Finance Authority Revenue, MI 5.00%, 11/1/2034	110,000	115,219
Michigan State Building Authority Revenue, MI Series I, 3.42%, 4/15/2059 (a)	250,000	250,000
Michigan State University Revenue, MI Series A, 5.00%, 2/15/2030	500,000	549,193
		914,412
Security Description	Principal Amount	Value
MINNESOTA — 1.4%
Duluth Economic Development Authority Revenue, MN Series A, 4.00%, 6/15/2037	$380,000	$391,985
MISSOURI — 0.4%
City of St. Louis Airport Revenue, MO Series C, 5.00%, 7/1/2029	100,000	107,904
NEBRASKA — 1.1%
Central Plains Energy Project Revenue, NE Series A, 5.00%, 5/1/2054 (a)	275,000	293,297
NEW JERSEY — 1.9%
New Jersey Turnpike Authority Revenue, NJ Series B, 5.00%, 1/1/2029	500,000	535,564
NEW MEXICO — 2.9%
New Mexico Hospital Equipment Loan Council Revenue, NM Series A, 4.00%, 8/1/2039	800,000	789,676
NEW YORK — 7.8%
New York City Industrial Development Agency Revenue, NY Series A, Assured Guaranty, Inc., 3.00%, 3/1/2036 (c)	795,000	764,209
New York Transportation Development Corp. Revenue, NY AMT, 6.00%, 4/1/2035	250,000	275,518
Triborough Bridge & Tunnel Authority Revenue, NY:
Series A, 5.00%, 12/1/2033	360,000	421,305
Series A, 5.00%, 12/1/2034	575,000	679,659
		2,140,691
OHIO — 2.1%
State of Ohio Revenue, OH Series A, 3.25%, 1/1/2035	580,000	573,042
OKLAHOMA — 5.1%
Oklahoma County Finance Authority Revenue, OK 4.00%, 9/1/2038	500,000	506,280
Oklahoma Development Finance Authority Revenue, OK Series B, 5.00%, 8/15/2038	300,000	304,423
Oklahoma Turnpike Authority Revenue, OK Series A, 5.00%, 1/1/2044	550,000	590,054
		1,400,757
PENNSYLVANIA — 0.4%
Pennsylvania Economic Development Financing Authority Revenue, PA Series C, 5.25%, 12/1/2037 (a)	100,000	100,661

See accompanying notes to financial statements.

STATE STREET NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
TENNESSEE — 1.0%
Tennessee Energy Acquisition Corp. Revenue, TN Series A, 5.25%, 9/1/2026	$275,000	$277,798
TEXAS — 10.7%
Board of Regents of the University of Texas System Revenue, TX Series B, 5.00%, 8/15/2027	500,000	520,212
City of San Antonio, General Obligation, TX 5.00%, 2/1/2030	250,000	273,752
Fort Bend Independent School District, General Obligation, TX Series B, Permanent School Fund, 4.00%, 2/15/2033 (c)	610,000	623,640
Lewisville Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 8/15/2028 (c)	100,000	106,517
New Hope Cultural Education Facilities Finance Corp. Revenue, TX Series A1, 5.50%, 1/1/2057	465,000	423,511
Texas Municipal Power Agency Revenue, TX Assured Guaranty, Inc., 3.00%, 9/1/2039 (c)	250,000	222,738
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	518,033
Van Alstyne Independent School District, General Obligation, TX Permanent School Fund, 5.00%, 2/15/2029 (c)	240,000	256,869
		2,945,272
UTAH — 3.8%
Utah Associated Municipal Power Systems Revenue, UT Series A, 5.00%, 9/1/2032	260,000	270,646
Utah Telecommunication Open Infrastructure Agency Revenue, UT 4.38%, 6/1/2040	750,000	780,391
		1,051,037
VIRGINIA — 1.8%
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty, Inc., 5.25%, 7/1/2048 (c)	345,000	365,679
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 6/30/2039	125,000	130,873
		496,552
Security Description	Principal Amount	Value
WASHINGTON — 1.3%
State of Washington, General Obligation, WA Series 2017-A, 5.00%, 8/1/2029	$150,000	$151,942
Washington Health Care Facilities Authority Revenue, WA 5.00%, 8/15/2037	200,000	203,913
		355,855
WISCONSIN — 2.2%
Public Finance Authority Revenue, WI Series A, 6.00%, 6/15/2052	250,000	219,695
Wisconsin Health & Educational Facilities Authority Revenue, WI Series A, 3.00%, 10/15/2037	425,000	382,719
		602,414
TOTAL MUNICIPAL BONDS & NOTES (Cost $26,371,749)		26,860,616
	Shares
WARRANTS — 0.0%
CONSTRUCTION & ENGINEERING — 0.0%
Desertxpress Enterprises LLC (expiring 12/01/35) (d) (Cost $0)	1,740	—
SHORT-TERM INVESTMENT — 1.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (e) (f) (Cost $319,231)	319,231	319,231
TOTAL INVESTMENTS — 98.7% (Cost $26,690,980)		27,179,847
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%		346,163
NET ASSETS — 100.0%		$27,526,010

See accompanying notes to financial statements.

STATE STREET NUVEEN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.6% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty, Inc.	7.2%
Permanent School Fund Guaranteed	3.6%
Build America Mutual Assurance Corp.	2.3%
(d)	Non-income producing security.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2025.
Abbreviations:
AMT	Alternative Minimum Tax
VRN	Variable Rate Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$26,860,616	$—	$26,860,616
Warrants	—	0(a)	—	0
Short-Term Investment	319,231	—	—	319,231
TOTAL INVESTMENTS	$319,231	$26,860,616	$—	$27,179,847
(a)	The Fund held a Level 2 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	544,042	$544,042	$3,192,610	$3,417,421	$—	$—	319,231	$319,231	$14,265
See accompanying notes to financial statements.

STATE STREET NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MUNICIPAL BONDS & NOTES — 99.1%
ALABAMA — 2.5%
Black Belt Energy Gas District Revenue, AL Series C, 5.50%, 10/1/2054 (a)	$300,000	$329,675
CALIFORNIA — 13.6%
California Community Choice Financing Authority Revenue, CA Series D, 5.50%, 5/1/2054 (a)	300,000	316,801
City of San Francisco Public Utilities Commission Water Revenue, CA Series A, 5.00%, 11/1/2034	410,000	498,202
State of California, General Obligation, CA 5.00%, 3/1/2031	400,000	451,830
University of California Revenue, CA Series CB, 5.00%, 5/15/2038	450,000	522,084
		1,788,917
CONNECTICUT — 5.9%
State of Connecticut Special Tax Revenue, CT Series A, 4.00%, 5/1/2039	460,000	468,629
Steel Point Infrastructure Improvement District, Special Obligation, CT 4.00%, 4/1/2031 (b)	300,000	304,875
		773,504
DELAWARE — 1.0%
Delaware Transportation Authority Revenue, DE 5.00%, 7/1/2031	115,000	129,811
FLORIDA — 1.9%
Florida Development Finance Corp. Revenue, FL Series B, AMT, VRN, 10.00%, 7/1/2057 (a) (b)	215,000	150,500
Hobe-St. Lucie Conservancy District, Special Assessment, FL 5.60%, 5/1/2044	100,000	103,158
		253,658
GEORGIA — 1.6%
Douglas County School District/GA, General Obligation, GA State Aid Withholding, 5.00%, 4/1/2029	200,000	216,176
ILLINOIS — 3.4%
Chicago O'Hare International Airport Revenue, IL Build America Mutual Assurance Corp., 5.00%, 1/1/2038 (c)	250,000	274,025
State of Illinois, General Obligation, IL Series C, 4.00%, 10/1/2037	175,000	173,569
		447,594
Security Description	Principal Amount	Value
IOWA — 2.5%
Iowa Finance Authority Revenue, IA 4.00%, 12/1/2050 (a)	$300,000	$326,075
MAINE — 0.8%
State of Maine, General Obligation, ME Series B, 5.00%, 6/1/2027	100,000	103,553
MARYLAND — 2.4%
County of Baltimore, General Obligation, MD 5.00%, 3/1/2030	300,000	323,389
MASSACHUSETTS — 4.7%
Massachusetts Development Finance Agency Revenue, MA Series B, 5.00%, 11/15/2032	530,000	613,611
MINNESOTA — 0.8%
University of Minnesota Revenue, MN Series B, 5.00%, 10/1/2028	105,000	111,976
NEBRASKA — 1.3%
Omaha Public Power District Revenue, NE Series A, 5.00%, 2/1/2032	165,000	172,024
NEW JERSEY — 7.8%
New Jersey Economic Development Authority Revenue, NJ:
Series MMM, 5.00%, 6/15/2033	230,000	248,283
Series QQQ, 5.00%, 6/15/2033	275,000	302,013
New Jersey Transportation Trust Fund Authority Revenue, NJ Series CC, 5.25%, 6/15/2036	300,000	339,985
State of New Jersey, General Obligation, NJ Series A, 5.00%, 6/1/2029	130,000	140,692
		1,030,973
NEW YORK — 14.4%
Metropolitan Transportation Authority Dedicated Tax Fund Revenue, NY Series A, 5.00%, 11/15/2037	575,000	635,251
New York State Dormitory Authority Revenue, NY Series A, 5.00%, 3/15/2032	150,000	170,982
New York Transportation Development Corp. Revenue, NY AMT, 6.00%, 4/1/2035	250,000	275,518
Triborough Bridge & Tunnel Authority Revenue, NY:
Series A, 5.00%, 12/1/2033	270,000	315,979
Series A, 5.00%, 12/1/2034	425,000	502,356
		1,900,086
NORTH CAROLINA — 1.1%
County of Durham Revenue, NC Series A, 5.00%, 6/1/2031	125,000	140,962

See accompanying notes to financial statements.

STATE STREET NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
OHIO — 0.9%
State of Ohio Revenue, OH 5.00%, 1/1/2032	$100,000	$113,003
OREGON — 4.1%
City of Portland Sewer System Revenue, OR Series A, 4.50%, 5/1/2030	150,000	150,804
Medford Hospital Facilities Authority Revenue, OR Series A, 5.00%, 8/15/2037	370,000	393,291
		544,095
PENNSYLVANIA — 3.6%
Pennsylvania Economic Development Financing Authority Revenue, PA:
Series 2021A-2, 4.60%, 10/1/2046 (a)	375,000	376,287
Series C, 5.25%, 12/1/2037 (a)	100,000	100,661
		476,948
TEXAS — 8.6%
Allen Independent School District, General Obligation, TX Series A, Permanent School Fund, 5.00%, 2/15/2032	125,000	141,778
City of San Antonio Electric & Gas Systems Revenue, TX Series A, 5.00%, 2/1/2029	155,000	166,328
Frisco Independent School District, General Obligation, TX Series B, Permanent School Fund, 5.00%, 2/15/2032	275,000	311,411
Texas Private Activity Bond Surface Transportation Corp. Revenue, TX AMT, 5.50%, 12/31/2058	500,000	518,033
		1,137,550
VIRGINIA — 6.8%
Isle Wight County Industrial Development Authority Revenue, VA Assured Guaranty, Inc., 5.25%, 7/1/2048 (c)	345,000	365,679
Virginia Small Business Financing Authority Revenue, VA AMT, 5.00%, 1/1/2037	500,000	528,888
		894,567
WASHINGTON — 4.8%
County of King, General Obligation, WA Series A, 5.00%, 1/1/2030	105,000	115,288
Security Description	Principal Amount	Value
Washington State Housing Finance Commission Revenue, WA 5.50%, 7/1/2044	$500,000	$518,275
		633,563
WISCONSIN — 4.6%
Public Finance Authority Revenue, WI Series A, 4.00%, 11/15/2037	600,000	602,393
TOTAL MUNICIPAL BONDS & NOTES (Cost $12,794,928)		13,064,103
	Shares
SHORT-TERM INVESTMENT — 3.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d) (e) (Cost $507,144)	507,144	507,144
TOTAL INVESTMENTS — 102.9% (Cost $13,302,072)		13,571,247
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(384,521)
NET ASSETS — 100.0%		$13,186,726
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.5% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Bond is insured by the following:
% of Net Assets
Assured Guaranty, Inc.	2.8%
Build America Mutual Assurance Corp.	2.1%
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
Abbreviations:
AMT	Alternative Minimum Tax
VRN	Variable Rate Note

See accompanying notes to financial statements.

STATE STREET NUVEEN MUNICIPAL BOND ESG ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Municipal Bonds & Notes	$—	$13,064,103	$—	$13,064,103
Short-Term Investment	507,144	—	—	507,144
TOTAL INVESTMENTS	$507,144	$13,064,103	$—	$13,571,247

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	735,970	$735,970	$2,704,213	$2,933,039	$—	$—	507,144	$507,144	$20,212
See accompanying notes to financial statements.

STATE STREET FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9%
DOMESTIC FIXED INCOME — 99.9%
State Street SPDR Bloomberg High Yield Bond ETF (a)	297,320	$28,902,477
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF (a)(b)	1,720,819	58,180,890
State Street SPDR Portfolio Intermediate Term Treasury ETF (a)(b)	2,668,179	76,950,282
State Street SPDR Portfolio Long Term Corporate Bond ETF (a)	1,687,024	38,093,002
State Street SPDR Portfolio Long Term Treasury ETF (a)	1,710,134	45,267,247
State Street SPDR Portfolio Mortgage-Backed Bond ETF (a)(b)	5,020,182	112,527,380
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $358,836,130)		359,921,278
SHORT-TERM INVESTMENTS — 6.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (c)(d)	193,820	193,820
State Street Navigator Securities Lending Portfolio II (e)(f)	24,173,900	24,173,900
TOTAL SHORT-TERM INVESTMENTS (Cost $24,367,720)		$24,367,720
TOTAL INVESTMENTS — 106.7% (Cost $383,203,850)		384,288,998
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.7)%		(24,215,922)
NET ASSETS — 100.0%		$360,073,076

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at December 31, 2025.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2025.
(e)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$359,921,278	$—	$—	$359,921,278
Short-Term Investments	24,367,720	—	—	24,367,720
TOTAL INVESTMENTS	$384,288,998	$—	$—	$384,288,998
See accompanying notes to financial statements.

STATE STREET FIXED INCOME SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	144,368	$144,368	$2,326,330	$2,276,878	$—	$—	193,820	$193,820	$4,526
State Street Navigator Securities Lending Portfolio II	20,441,403	20,441,403	786,551,426	782,818,929	—	—	24,173,900	24,173,900	63,747
State Street SPDR Bloomberg 1-3 Month T-Bills ETF	255,948	23,478,110	4,670,178	28,098,277	2,353	(52,364)	—	—	178,983
State Street SPDR Bloomberg High Yield Bond ETF	192,188	18,694,127	51,942,144	41,834,342	241,026	(140,478)	297,320	28,902,477	735,348
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF	5,440	182,675	117,539,932	59,825,494	37,839	245,938	1,720,819	58,180,890	855,346
State Street SPDR Portfolio Intermediate Term Treasury ETF	5,724,495	164,693,721	57,760,462	145,503,142	1,164,092	(1,164,851)	2,668,179	76,950,282	2,595,608
State Street SPDR Portfolio Long Term Corporate Bond ETF	2,039,540	46,032,418	24,463,685	32,353,808	621,465	(670,758)	1,687,024	38,093,002	1,085,706
State Street SPDR Portfolio Long Term Treasury ETF	1,807,053	48,031,469	68,543,538	69,892,102	67,629	(1,483,287)	1,710,134	45,267,247	818,984
State Street SPDR Portfolio Mortgage-Backed Bond ETF	5,858,146	129,465,026	60,138,827	77,936,409	824,950	34,986	5,020,182	112,527,380	2,517,291
Total		$451,163,317	$1,173,936,522	$1,240,539,381	$2,959,354	$(3,230,814)		$384,288,998	$8,855,539
See accompanying notes to financial statements.

STATE STREET US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 37.4%
BEVERAGES — 0.3%
Coca-Cola Co.	32,658	$2,283,121
PepsiCo, Inc.	3,622	519,829
		2,802,950
CONSUMER STAPLES DISTRIBUTION & RETAIL — 1.0%
Costco Wholesale Corp.	3,781	3,260,508
Walmart, Inc.	46,927	5,228,137
		8,488,645
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	141,978	3,526,734
Verizon Communications, Inc.	58,658	2,389,140
		5,915,874
ENTERTAINMENT — 1.5%
Netflix, Inc. (a)	112,853	10,581,097
Walt Disney Co.	26,199	2,980,660
		13,561,757
HOUSEHOLD PRODUCTS — 0.3%
Procter & Gamble Co.	16,783	2,405,172
INTERACTIVE MEDIA & SERVICES — 16.0%
Alphabet, Inc.	141,663	44,453,849
Alphabet, Inc.	181,536	56,820,768
Meta Platforms, Inc.	62,212	41,065,519
		142,340,136
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.8%
Broadcom, Inc.	51,857	17,947,708
NVIDIA Corp.	274,082	51,116,293
		69,064,001
SOFTWARE — 4.6%
Microsoft Corp.	84,222	40,731,444
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.1%
Apple, Inc.	167,816	45,622,458
TOBACCO — 0.1%
Philip Morris International, Inc.	6,935	1,112,374
WIRELESS TELECOMMUNICATION SERVICES — 0.0% *
T-Mobile U.S., Inc.	2,215	449,733
TOTAL COMMON STOCKS (Cost $273,635,391)		332,494,544
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 62.6%
DOMESTIC EQUITY — 62.6%
State Street Communication Services Select Sector SPDR ETF (b)(c)	367,708	43,286,586
State Street Consumer Staples Select Sector SPDR ETF (b)(c)	947,537	73,604,674
Security Description	Shares	Value
State Street Financial Select Sector SPDR ETF (b)(c)	1,334,175	$73,072,765
State Street Health Care Select Sector SPDR ETF (b)(c)	955,679	147,939,109
State Street Industrial Select Sector SPDR ETF (b)	11,635	1,804,821
State Street Technology Select Sector SPDR ETF (b)(c)	1,502,232	216,276,341
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $487,028,951)		555,984,296
SHORT-TERM INVESTMENTS — 33.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (d)(e)	795,614	795,614
State Street Navigator Securities Lending Portfolio II (f)(g)	298,910,298	298,910,298
TOTAL SHORT-TERM INVESTMENTS (Cost $299,705,912)		$299,705,912
TOTAL INVESTMENTS — 133.7% (Cost $1,060,370,254)		1,188,184,752
LIABILITIES IN EXCESS OF OTHER ASSETS — (33.7)%		(299,360,104)
NET ASSETS — 100.0%		$888,824,648
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Non-income producing security.
(b)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(c)	All or a portion of the shares of the security are on loan at December 31, 2025.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2025.
(f)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
*	Amount is less than 0.05% of net assets.

See accompanying notes to financial statements.

STATE STREET US SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$332,494,544	$—	$—	$332,494,544
Mutual Funds and Exchange Traded Products	555,984,296	—	—	555,984,296
Short-Term Investments	299,705,912	—	—	299,705,912
TOTAL INVESTMENTS	$1,188,184,752	$—	$—	$1,188,184,752

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Communication Services Select Sector SPDR ETF	269,017	$29,196,415	$70,603,840	$62,261,689	$7,149,076	$(1,401,056)	367,708	$43,286,586	$338,995
State Street Consumer Discretionary Select Sector SPDR ETF	297,050	64,557,876	82,076,985	155,053,626	11,746,237	(3,327,472)	—	—	148,047
State Street Consumer Staples Select Sector SPDR ETF	823,198	66,654,342	149,593,727	137,490,872	(4,479,349)	(673,174)	947,537	73,604,674	1,072,303
State Street Energy Select Sector SPDR ETF	174,421	14,792,645	38,824,484	53,759,806	608,406	(465,729)	—	—	—
State Street Financial Select Sector SPDR ETF	1,744,694	91,369,625	161,498,807	184,592,672	23,712,746	(18,915,741)	1,334,175	73,072,765	398,974
State Street Health Care Select Sector SPDR ETF	836,897	112,805,347	281,083,671	273,897,451	11,289,589	16,657,953	955,679	147,939,109	1,506,604
State Street Industrial Select Sector SPDR ETF	123,248	18,181,545	1,828,762	18,420,460	3,337,290	(3,122,316)	11,635	1,804,821	6,168
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,521,181	2,521,181	5,760,229	7,485,796	—	—	795,614	795,614	22,216
State Street Materials Select Sector SPDR ETF	—	—	15,758,013	15,412,904	(345,109)	—	—	—	—
State Street Navigator Securities Lending Portfolio II	112,926,063	112,926,063	2,503,479,925	2,317,495,690	—	—	298,910,298	298,910,298	202,651
State Street Real Estate Select Sector SPDR ETF	631,688	26,164,517	77,377	26,223,615	(191,668)	173,389	—	—	—
State Street Technology Select Sector SPDR ETF	518,270	131,241,512	111,333,963	43,458,695	4,435,534	12,724,027	1,502,232	216,276,341	504,917
Total		$670,411,068	$3,421,919,783	$3,295,553,276	$57,262,752	$1,649,881		$855,690,208	$4,200,875
See accompanying notes to financial statements.

STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 91.2%
ARGENTINA — 0.2%
Vista Energy Argentina SAU 8.50%, 6/10/2033 (a)	$150,000	$153,714
AUSTRALIA — 1.6%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	1,700,000	1,652,349
BRAZIL — 11.6%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	972,615	988,974
Cosan Luxembourg SA 5.50%, 9/20/2029	500,000	489,265
Cosan Overseas Ltd. 8.25%, 2/5/2026	300,000	302,550
CSN Resources SA 5.88%, 4/8/2032	600,000	471,402
Guara Norte SARL 5.20%, 6/15/2034	1,848,991	1,800,548
MARB BondCo PLC 3.95%, 1/29/2031	600,000	542,928
Minerva Luxembourg SA 8.88%, 9/13/2033	200,000	218,342
Movida Europe SA 7.85%, 4/11/2029	400,000	378,000
MV24 Capital BV 6.75%, 6/1/2034	555,224	550,643
NBM U.S. Holdings, Inc. 6.63%, 8/6/2029	500,000	505,355
Nexa Resources SA 6.50%, 1/18/2028	500,000	509,755
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	849,834	867,477
Raizen Fuels Finance SA:
Series REGS, 5.30%, 1/20/2027	811,000	780,077
5.70%, 1/17/2035	2,000,000	1,551,660
Simpar Europe SA 5.20%, 1/26/2031	600,000	482,376
Ultrapar International SA 5.25%, 6/6/2029	1,495,000	1,491,711
Unigel Luxembourg SA:
11.00%, 12/31/2028 (a)	136,966	10,957
13.50%, 12/31/2027 (a)	53,170	34,560
Yinson Bergenia Production BV 8.50%, 1/31/2045 (a)	200,000	209,854
		12,186,434
CHILE — 13.8%
CAP SA 3.90%, 4/27/2031 (a)	2,100,000	1,718,052
Cencosud SA 4.38%, 7/17/2027	1,600,000	1,600,192
Chile Electricity Lux MPC II SARL 5.67%, 10/20/2035 (a)	2,427,177	2,516,668
Chile Electricity Lux MPC SARL 6.01%, 1/20/2033	2,148,000	2,248,032
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (a)	1,808,335	1,630,033
Security Description	Principal Amount	Value
Corp. Nacional del Cobre de Chile 3.00%, 9/30/2029	$2,600,000	$2,468,024
Empresa Electrica Angamos SA 4.88%, 5/25/2029	60,800	54,445
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	417,600	413,691
GNL Quintero SA 4.63%, 7/31/2029	1,836,120	1,837,075
		14,486,212
COLOMBIA — 4.0%
AL Candelaria -spain- SA:
5.75%, 6/15/2033 (a)	1,975,000	1,755,439
7.50%, 12/15/2028	147,916	149,536
Aris Mining Corp. 8.00%, 10/31/2029 (a)	200,000	208,888
Banco Davivienda SA 5 yr. CMT + 4.59%, 8.13%, 7/2/2035 (a) (b)	200,000	208,726
Banco de Bogota SA 6.25%, 5/12/2026	400,000	401,624
Banco GNB Sudameris SA 5 yr. CMT + 6.66%, 7.50%, 4/16/2031 (b)	150,000	148,150
Bancolombia SA 5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (b)	200,000	213,960
Ecopetrol SA:
5.88%, 5/28/2045	100,000	74,380
5.88%, 11/2/2051	250,000	179,210
Empresas Publicas de Medellin ESP 4.38%, 2/15/2031	800,000	730,224
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	160,900	168,614
		4,238,751
GUATEMALA — 0.5%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (b)	550,000	547,949
INDIA — 12.5%
Adani Electricity Mumbai Ltd.:
3.87%, 7/22/2031	1,100,000	988,738
3.95%, 2/12/2030	1,011,000	942,283
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031 (a)	1,453,500	1,339,891
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	1,000,000	886,990
4.38%, 7/3/2029	1,000,000	968,750
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra 4.63%, 10/15/2039	246,375	208,603
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	700,000	694,490
4.25%, 5/21/2036	1,363,250	1,226,168

See accompanying notes to financial statements.

STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
BPRL International Singapore Pte. Ltd. Series EMTN, 4.38%, 1/18/2027	$1,600,000	$1,600,470
JSW Hydro Energy Ltd. 4.13%, 5/18/2031	417,000	388,319
ONGC Videsh Vankorneft Pte. Ltd. 3.75%, 7/27/2026	2,400,000	2,392,128
Reliance Industries Ltd. 3.67%, 11/30/2027	500,000	495,350
Wipro IT Services LLC 1.50%, 6/23/2026	1,000,000	986,890
		13,119,070
INDONESIA — 6.8%
Freeport Indonesia PT 4.76%, 4/14/2027	1,100,000	1,102,783
Minejesa Capital BV 4.63%, 8/10/2030	1,366,480	1,360,536
Pertamina Persero PT 1.40%, 2/9/2026	2,300,000	2,288,661
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
3.88%, 7/17/2029	200,000	195,094
4.13%, 5/15/2027	2,200,000	2,193,400
		7,140,474
JAMAICA — 0.0% *
Digicel Group Holdings Ltd. Series 2B, Zero Coupon, 12/31/2030 (a) (c)	87,241	1,487
KUWAIT — 0.2%
EQUATE Petrochemical Co. KSC 4.25%, 11/3/2026	200,000	199,914
MALAYSIA — 2.4%
MISC Capital Two Labuan Ltd. 3.75%, 4/6/2027	2,500,000	2,483,775
MEXICO — 12.1%
Banco Mercantil del Norte SA 10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (b)	200,000	205,540
Banco Nacional de Comercio Exterior SNC 5.88%, 5/7/2030 (a)	200,000	207,086
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (b)	1,800,000	1,793,790
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (a)	497,456	544,495
Cemex SAB de CV 5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (b)	1,700,000	1,694,985
Cometa Energia SA de CV 6.38%, 4/24/2035	588,000	616,306
Security Description	Principal Amount	Value
Comision Federal de Electricidad:
3.35%, 2/9/2031	$900,000	$818,271
4.69%, 5/15/2029	200,000	197,644
6.45%, 1/24/2035 (a)	600,000	615,654
Fermaca Enterprises S de Real de CV 6.38%, 3/30/2038	883,192	897,173
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	1,287,660	1,351,451
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a) (d)	300,000	1,572
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	1,698,118	1,724,252
Orbia Advance Corp. SAB de CV 6.75%, 9/19/2042	700,000	607,481
Saavi Energia SARL 8.88%, 2/10/2035 (a)	300,000	325,284
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	1,096,448	1,078,664
		12,679,648
MOROCCO — 1.4%
OCP SA 6.75%, 5/2/2034	1,400,000	1,510,343
NETHERLANDS — 0.0% *
Unigel Netherlands Holding Corp. BV 15.00%, 12/31/2044	131,402	1,314
PARAGUAY — 2.9%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	1,722,742	1,400,502
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	2,126,666	1,609,355
		3,009,857
PERU — 11.5%
Banco de Credito del Peru SA 5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (b)	2,600,000	2,563,288
Banco Internacional del Peru SAA Interbank 5 yr. CMT + 2.07%, 6.40%, 4/30/2035 (a) (b),(b)	1,250,000	1,298,137
InRetail Consumer 3.25%, 3/22/2028	1,700,000	1,657,092
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	1,000,000	993,110
Intercorp Peru Ltd. 3.88%, 8/15/2029	400,000	388,488
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	764,730	743,646
5.88%, 7/5/2034	1,406,646	1,458,130
Minsur SA 4.50%, 10/28/2031	1,100,000	1,051,666
Peru LNG SRL 5.38%, 3/22/2030	900,120	868,463
Scotiabank Peru SAA 1 yr. CMT + 2.31%, 6.10%, 10/1/2035 (a) (b)	500,000	518,320
Volcan Cia Minera SAA 8.50%, 10/28/2032 (a)	500,000	513,385
		12,053,725

See accompanying notes to financial statements.

STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SINGAPORE — 7.1%
DBS Group Holdings Ltd. Series GMTN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (b)	$2,250,000	$2,234,287
Oversea-Chinese Banking Corp. Ltd. 5 yr. CMT + 1.58%, 4.60%, 6/15/2032 (b)	2,500,000	2,507,169
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (b)	1,611,000	1,582,131
Series GMTN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (b)	1,100,000	1,094,407
		7,417,994
SOUTH AFRICA — 1.0%
Gold Fields Orogen Holdings BVI Ltd. 6.13%, 5/15/2029	1,000,000	1,050,915
UNITED ARAB EMIRATES — 0.5%
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 9/30/2040	606,466	516,825
UNITED STATES — 0.8%
Freeport-McMoRan, Inc. 4.38%, 8/1/2028	700,000	699,797
GCC SAB de CV 3.61%, 4/20/2032	200,000	186,226
		886,023
VIETNAM — 0.3%
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	289,691	286,739
TOTAL CORPORATE BONDS & NOTES (Cost $94,537,973)		95,623,512
FOREIGN GOVERNMENT OBLIGATIONS — 6.0%
BRAZIL — 0.8%
Brazil Government International Bonds 4.75%, 1/14/2050	1,200,000	872,752
COLOMBIA — 0.6%
Colombia Government International Bonds:
4.13%, 5/15/2051	750,000	463,161
5.00%, 6/15/2045	200,000	146,359
		609,520
DOMINICAN REPUBLIC — 0.3%
Dominican Republic International Bonds 5.95%, 1/25/2027	276,000	278,990
MEXICO — 2.6%
Mexico Government International Bonds:
4.40%, 2/12/2052	1,100,000	802,824
4.50%, 4/22/2029	1,200,000	1,203,875
6.34%, 5/4/2053	800,000	762,355
		2,769,054
Security Description	Principal Amount	Value
MOROCCO — 0.5%
Morocco Government International Bonds:
4.00%, 12/15/2050	$500,000	$362,997
5.95%, 3/8/2028	200,000	205,712
		568,709
PARAGUAY — 1.2%
Paraguay Government International Bonds 4.70%, 3/27/2027	1,200,000	1,207,315
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,908,483)		6,306,340
	Shares
COMMON STOCKS — 0.0%
NETHERLANDS — 0.0%
Stichting Administratiekantoor (c) (e) (Cost $0)	485	—
SHORT-TERM INVESTMENT — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (f) (g) (Cost $1,648,208)	1,648,208	1,648,208
TOTAL INVESTMENTS — 98.8% (Cost $103,094,664)		103,578,060
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.2%		1,291,039
NET ASSETS — 100.0%		$104,869,099
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 9.9% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2025, total aggregate fair value of the security is $1,487, representing less than 0.05% of the Fund's net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Non-income producing security.

See accompanying notes to financial statements.

STATE STREET DOUBLELINE EMERGING MARKETS FIXED INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
Abbreviations:
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$95,622,025	$1,487	$95,623,512
Foreign Government Obligations	—	6,306,340	—	6,306,340
Common Stocks	—	—	0(a)	0
Short-Term Investment	1,648,208	—	—	1,648,208
TOTAL INVESTMENTS	$1,648,208	$101,928,365	$1,487	$103,578,060
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,392,157	$3,392,157	$30,607,354	$32,351,303	$—	$—	1,648,208	$1,648,208	$42,531
See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 18.7%
AEROSPACE & DEFENSE — 0.2%
Northrop Grumman Corp. 4.65%, 7/15/2030	$689,000	$701,374
AGRICULTURE — 0.3%
Altria Group, Inc.:
4.50%, 8/6/2030	187,000	188,279
6.20%, 11/1/2028	98,000	103,404
BAT Capital Corp. 4.91%, 4/2/2030	23,000	23,483
BAT International Finance PLC 5.93%, 2/2/2029	293,000	307,494
Bunge Ltd. Finance Corp. 4.20%, 9/17/2029	307,000	307,184
		929,844
AIRLINES — 0.2%
Delta Air Lines, Inc. 4.95%, 7/10/2028	639,000	650,355
AUTO MANUFACTURERS — 0.1%
Hyundai Capital America 4.55%, 9/26/2029 (a)	452,000	454,301
BANKS — 2.3%
Bank of America Corp.:
Series MTN, 3 mo. USD Term SOFR + 1.32%, 3.56%, 4/23/2027 (b)	211,000	210,603
SOFR + 0.83%, 4.98%, 1/24/2029 (b)	626,000	637,581
Canadian Imperial Bank of Commerce SOFR + 0.60%, 4.24%, 9/8/2028 (b)	968,000	971,708
Citigroup, Inc.:
SOFR + 1.34%, 4.54%, 9/19/2030 (b)	792,000	797,988
SOFR + 0.87%, 4.79%, 3/4/2029 (b)	374,000	379,479
Goldman Sachs Bank USA SOFR + 0.77%, 4.49%, 3/18/2027 (b)	419,000	419,314
Goldman Sachs Group, Inc. SOFR + 0.90%, 4.15%, 10/21/2029 (b)	312,000	311,907
JPMorgan Chase & Co.:
SOFR + 0.92%, 4.83%, 4/22/2028 (b)	823,000	826,481
SOFR + 0.80%, 4.92%, 1/24/2029 (b)	502,000	511,227
M&T Bank Corp. Series MTN, SOFR + 0.93%, 4.83%, 1/16/2029 (b)	191,000	193,920
Royal Bank of Canada Series GMTN, SOFR + 0.86%, 4.80%, 10/18/2028 (b)	560,000	561,876
Security Description	Principal Amount	Value
Truist Financial Corp. Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	$1,043,000	$1,124,865
Wells Fargo & Co.:
Series MTN, SOFR + 1.07%, 4.98%, 4/22/2028 (b)	599,000	602,001
SOFR + 1.79%, 6.30%, 10/23/2029 (b)	300,000	317,055
		7,866,005
BIOTECHNOLOGY — 0.3%
Biogen, Inc. 5.05%, 1/15/2031	634,000	654,225
Illumina, Inc. 4.65%, 9/9/2026	259,000	259,761
		913,986
CHEMICALS — 0.1%
Sherwin-Williams Co.:
4.30%, 8/15/2028	313,000	315,131
4.55%, 3/1/2028	137,000	138,599
		453,730
COMMERCIAL SERVICES — 1.0%
Element Fleet Management Corp. 5.04%, 3/25/2030 (a)	1,241,000	1,267,483
Equifax, Inc. 4.80%, 9/15/2029	426,000	433,046
Global Payments, Inc.:
4.88%, 11/15/2030	320,000	320,297
5.30%, 8/15/2029	143,000	146,335
PayPal Holdings, Inc. 4.45%, 3/6/2028	210,000	212,568
Quanta Services, Inc.:
4.50%, 1/15/2031	314,000	314,311
4.75%, 8/9/2027	375,000	379,770
Verisk Analytics, Inc. 4.50%, 8/15/2030	338,000	341,380
		3,415,190
COMPUTERS — 0.1%
Kyndryl Holdings, Inc. 2.05%, 10/15/2026	274,000	269,465
CONSTRUCTION MATERIALS — 0.1%
Amrize Finance U.S. LLC 4.70%, 4/7/2028	351,000	355,037
DIVERSIFIED FINANCIAL SERVICES — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.75%, 6/6/2028	371,000	384,215
American Express Co. SOFR + 1.26%, 4.73%, 4/25/2029 (b)	1,028,000	1,043,790
Aviation Capital Group LLC:
4.80%, 10/24/2030 (a)	775,000	775,651

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
6.25%, 4/15/2028 (a)	$93,000	$96,522
Avolon Holdings Funding Ltd.:
5.38%, 5/30/2030 (a)	715,000	734,291
6.38%, 5/4/2028 (a)	290,000	302,322
LPL Holdings, Inc. 4.63%, 11/15/2027 (a)	434,000	434,056
		3,770,847
ELECTRIC — 2.3%
American Electric Power Co., Inc. 5.20%, 1/15/2029	833,000	858,815
Black Hills Corp. 4.55%, 1/31/2031	260,000	259,880
CenterPoint Energy, Inc. 5.40%, 6/1/2029	189,000	195,810
Dominion Energy, Inc. 5.00%, 6/15/2030	368,000	378,127
DTE Energy Co. 5.20%, 4/1/2030	372,000	384,042
Evergy Kansas Central, Inc. 4.70%, 3/13/2028	631,000	640,389
Exelon Corp. 5.15%, 3/15/2029	382,000	392,864
FirstEnergy Transmission LLC 4.55%, 1/15/2030	10,000	10,077
Interstate Power & Light Co. 3.60%, 4/1/2029	1,212,000	1,188,148
National Rural Utilities Cooperative Finance Corp.:
Series D, 4.15%, 8/25/2028	658,000	661,441
4.75%, 2/7/2028	472,000	479,174
NextEra Energy Capital Holdings, Inc. 4.69%, 9/1/2027	704,000	712,300
Niagara Mohawk Power Corp. 4.65%, 10/3/2030 (a)	641,000	644,820
Pinnacle West Capital Corp. 4.90%, 5/15/2028	166,000	169,053
Public Service Enterprise Group, Inc. 5.88%, 10/15/2028	600,000	626,622
Southern Power Co. Series A, 4.25%, 10/1/2030	259,000	258,586
		7,860,148
ELECTRICAL COMPONENTS & EQUIPMENT — 0.1%
Molex Electronic Technologies LLC 4.75%, 4/30/2028 (a)	378,000	382,007
ELECTRONICS — 0.2%
Arrow Electronics, Inc. 5.15%, 8/21/2029	487,000	498,099
ENGINEERING & CONSTRUCTION — 0.5%
Jacobs Engineering Group, Inc. 6.35%, 8/18/2028	1,005,000	1,058,024
Security Description	Principal Amount	Value
MasTec, Inc. 4.50%, 8/15/2028 (a)	$658,000	$653,736
		1,711,760
ENVIRONMENTAL CONTROL — 0.4%
Republic Services, Inc. 4.75%, 7/15/2030	630,000	644,881
Veralto Corp. 5.50%, 9/18/2026	670,000	675,554
		1,320,435
FOOD — 0.3%
Mars, Inc. 4.80%, 3/1/2030 (a)	737,000	753,030
Sysco Corp. 5.10%, 9/23/2030	319,000	329,169
		1,082,199
GAS — 0.3%
National Fuel Gas Co. 5.50%, 3/15/2030	301,000	310,271
NiSource, Inc. 5.20%, 7/1/2029	621,000	640,183
Southern Co. Gas Capital Corp. Series A, 4.05%, 9/15/2028	102,000	102,052
		1,052,506
HEALTH CARE PRODUCTS — 0.6%
Edwards Lifesciences Corp. 4.30%, 6/15/2028	336,000	338,097
GE HealthCare Technologies, Inc.:
4.15%, 12/15/2028	446,000	447,276
4.80%, 8/14/2029	840,000	858,925
Zimmer Biomet Holdings, Inc.:
4.70%, 2/19/2027	112,000	112,916
5.05%, 2/19/2030	352,000	363,359
		2,120,573
HEALTH CARE SERVICES — 0.4%
Elevance Health, Inc. 5.15%, 6/15/2029	399,000	411,265
Laboratory Corp. of America Holdings 4.35%, 4/1/2030	435,000	435,387
Quest Diagnostics, Inc. 4.20%, 6/30/2029	355,000	356,108
		1,202,760
HOME BUILDERS — 0.1%
Meritage Homes Corp.:
3.88%, 4/15/2029 (a)	31,000	30,423
5.13%, 6/6/2027	299,000	300,985
		331,408
HOUSEHOLD PRODUCTS & WARES — 0.0% *
Avery Dennison Corp. 4.88%, 12/6/2028	59,000	60,315

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
INSURANCE — 0.6%
Athene Global Funding:
4.72%, 10/8/2029 (a)	$422,000	$421,911
5.03%, 7/17/2030 (a)	729,000	735,503
Brown & Brown, Inc.:
4.50%, 3/15/2029	91,000	91,270
4.70%, 6/23/2028	89,000	90,059
CNA Financial Corp. 3.90%, 5/1/2029	98,000	97,017
Corebridge Global Funding 5.75%, 7/2/2026 (a)	391,000	394,413
New York Life Global Funding:
SOFR + 0.48%, 4.22%, 6/9/2026 (a) (b)	30,000	30,027
4.70%, 1/29/2029 (a)	41,000	41,711
Pacific Life Global Funding II SOFR + 0.62%, 4.37%, 6/4/2026 (a) (b)	25,000	25,033
		1,926,944
INTERNET — 0.3%
AppLovin Corp. 5.13%, 12/1/2029	383,000	392,843
Meta Platforms, Inc. 4.20%, 11/15/2030	148,000	148,269
Uber Technologies, Inc. 4.15%, 1/15/2031	340,000	338,423
		879,535
IT SERVICES — 0.6%
Dell International LLC/EMC Corp. 4.35%, 2/1/2030	650,000	650,429
Hewlett Packard Enterprise Co.:
4.05%, 9/15/2027	551,000	551,171
4.55%, 10/15/2029	841,000	845,945
		2,047,545
LODGING — 0.1%
Marriott International, Inc. 4.80%, 3/15/2030	421,000	430,056
MINING — 0.1%
Rio Tinto Finance USA PLC 4.88%, 3/14/2030	438,000	449,975
OIL & GAS — 0.0% *
Coterra Energy, Inc.:
3.90%, 5/15/2027	31,000	30,904
4.38%, 3/15/2029	18,000	18,051
Devon Energy Corp. 5.25%, 10/15/2027	81,000	81,077
		130,032
PACKAGING & CONTAINERS — 0.1%
Sonoco Products Co. 4.45%, 9/1/2026	243,000	243,386
Security Description	Principal Amount	Value
PHARMACEUTICALS — 0.3%
AbbVie, Inc. 4.88%, 3/15/2030	$241,000	$248,252
Cardinal Health, Inc. 5.13%, 2/15/2029	303,000	311,796
Merck Sharp & Dohme Corp. 5.95%, 12/1/2028	374,000	396,578
		956,626
PIPELINES — 1.8%
Boardwalk Pipelines LP 4.45%, 7/15/2027	203,000	203,721
Cheniere Energy Partners LP 4.50%, 10/1/2029	633,000	634,880
DCP Midstream Operating LP 5.13%, 5/15/2029	82,000	83,929
Enbridge, Inc. 6.00%, 11/15/2028	159,000	167,091
Energy Transfer LP 6.05%, 12/1/2026	719,000	730,511
Kinder Morgan, Inc. 5.00%, 2/1/2029	295,000	302,006
MPLX LP 4.80%, 2/15/2029	632,000	641,682
NGPL PipeCo LLC 4.88%, 8/15/2027 (a)	485,000	487,299
ONEOK, Inc.:
4.40%, 10/15/2029	308,000	309,038
5.38%, 6/1/2029	632,000	651,586
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.50%, 3/1/2030	452,000	459,142
6.88%, 1/15/2029	446,000	451,339
Western Midstream Operating LP:
4.05%, 2/1/2030	389,000	381,107
6.35%, 1/15/2029	57,000	60,006
Williams Cos., Inc. 4.80%, 11/15/2029	440,000	448,263
		6,011,600
REAL ESTATE INVESTMENT TRUSTS — 2.0%
Agree LP 2.90%, 10/1/2030	344,000	321,953
American Homes 4 Rent LP 4.25%, 2/15/2028	210,000	210,496
American Tower Corp. 4.90%, 3/15/2030	1,237,000	1,263,410
CubeSmart LP 4.38%, 2/15/2029	1,246,000	1,249,439
Equinix Europe 2 Financing Corp. LLC 4.60%, 11/15/2030	642,000	644,067
Extra Space Storage LP 5.50%, 7/1/2030	1,243,000	1,294,162

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Omega Healthcare Investors, Inc. 4.75%, 1/15/2028	$279,000	$281,296
Phillips Edison Grocery Center Operating Partnership I LP 2.63%, 11/15/2031	697,000	624,944
VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/1/2026 (a)	890,000	890,205
		6,779,972
RETAIL — 0.1%
Darden Restaurants, Inc. 4.35%, 10/15/2027	176,000	176,940
SEMICONDUCTORS — 0.4%
Broadcom, Inc. 4.35%, 2/15/2030	258,000	259,711
Marvell Technology, Inc.:
4.75%, 7/15/2030	324,000	328,351
5.75%, 2/15/2029	241,000	251,440
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.30%, 8/19/2028	475,000	476,548
		1,316,050
SOFTWARE — 0.6%
Atlassian Corp. 5.25%, 5/15/2029	295,000	303,478
Fiserv, Inc. 4.75%, 3/15/2030	1,007,000	1,012,569
Oracle Corp. 4.45%, 9/26/2030	186,000	181,893
Paychex, Inc. 5.10%, 4/15/2030	176,000	181,125
Roper Technologies, Inc. 4.25%, 9/15/2028	189,000	189,762
		1,868,827
TRANSPORTATION — 0.3%
Canadian Pacific Railway Co. 4.80%, 3/30/2030	739,000	755,879
Ryder System, Inc.:
4.30%, 12/1/2030	252,000	251,004
Series MTN, 5.25%, 6/1/2028	15,000	15,403
		1,022,286
TRUCKING & LEASING — 0.3%
GATX Corp.:
4.00%, 6/30/2030	15,000	14,783
4.70%, 4/1/2029	314,000	317,545
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 2/1/2030 (a)	640,000	659,142
		991,470
WATER — 0.1%
Essential Utilities, Inc.:
3.57%, 5/1/2029	10,000	9,804
Security Description	Principal Amount	Value
4.80%, 8/15/2027	$251,000	$254,022
		263,826
TOTAL CORPORATE BONDS & NOTES (Cost $62,124,423)		62,897,414
ASSET-BACKED SECURITIES — 18.2%
AUTOMOBILE — 1.0%
Carvana Auto Receivables Trust:
Series 2021-N4, Class D, 2.30%, 9/11/2028	1,003,874	982,398
Series 2024-P3, Class A4, 4.31%, 9/10/2030	300,000	301,577
Chase Auto Owner Trust Series 2024-5A, Class A4, 4.15%, 3/25/2030 (a)	525,000	528,723
Exeter Automobile Receivables Trust Series 2024-5A, Class A3, 4.45%, 3/15/2028	299,679	299,792
Exeter Select Automobile Receivables Trust Series 2025-1, Class A2, 4.83%, 10/16/2028	575,239	576,717
GLS Auto Receivables Issuer Trust Series 2025-1A, Class C, 5.07%, 11/15/2030 (a)	550,000	554,962
SCCU Auto Receivables Trust Series 2024-1A, Class A2, 5.45%, 12/15/2027 (a)	46,928	46,964
		3,291,133
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.8%
ACREC Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 5.00%, 10/16/2036 (a) (b)	84,499	84,499
Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 5.43%, 1/15/2037 (a) (b)	141,381	141,385
BDS LLC:
Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 5.31%, 9/19/2039 (a) (b)	300,000	300,746
Series 2022-FL11, Class ATS, 1 mo. USD Term SOFR + 1.80%, 5.53%, 3/19/2039 (a) (b)	246,890	246,882

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
BRSP Ltd. Series 2021-FL1, Class A, 1 mo. USD Term SOFR + 1.26%, 5.00%, 8/19/2038 (a) (b)	$139,061	$138,729
BSPRT Issuer Ltd. Series 2022-FL8, Class A, 30 day USD SOFR Average + 1.50%, 5.48%, 2/15/2037 (a) (b)	43,630	43,633
FS Rialto Issuer LLC:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.36%, 5.10%, 11/16/2036 (a) (b)	113,330	113,243
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.33%, 5.07%, 5/16/2038 (a) (b)	104,403	104,378
Greystone CRE Notes Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.13%, 4.88%, 7/15/2039 (a) (b)	23,691	23,682
KREF Ltd.:
Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.41%, 5.15%, 2/15/2039 (a) (b)	250,000	249,456
Series 2022-FL3, Class A, 1 mo. USD Term SOFR + 1.45%, 5.18%, 2/17/2039 (a) (b)	96,023	96,027
Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.18%, 4.92%, 2/15/2039 (a) (b)	223,727	223,633
LoanCore Issuer Ltd.:
Series 2021-CRE6, Class A, 1 mo. USD Term SOFR + 1.41%, 5.16%, 11/15/2038 (a) (b)	44,750	44,771
Series 2022-CRE7, Class A, 30 day USD SOFR Average + 1.55%, 5.49%, 1/17/2037 (a) (b)	144,545	144,556
MF1 LLC Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 5.88%, 6/19/2037 (a) (b)	198,561	198,654
MF1 Ltd.:
Series 2022-FL8, Class A, 1 mo. USD Term SOFR + 1.35%, 5.08%, 2/19/2037 (a) (b)	225,312	225,311
Security Description	Principal Amount	Value
Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.19%, 4.93%, 10/16/2036 (a) (b)	$74,212	$74,189
Starwood Ltd. Series 2022-FL3, Class A, 30 day USD SOFR Average + 1.35%, 5.33%, 11/15/2038 (a) (b)	79,767	79,767
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 1.65%, 5.39%, 2/15/2039 (a) (b)	189,522	189,521
		2,723,062
CREDIT CARD — 0.2%
Avant Credit Card Master Trust Series 2025-1A, Class A, 4.89%, 4/15/2031 (a)	627,000	628,604
HOME EQUITY ABS — 0.1%
Credit-Based Asset Servicing & Securitization LLC Series 2004-CB7, Class M1, 1 mo. USD Term SOFR + 1.12%, 3.31%, 10/25/2034 (b)	405,239	368,640
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2006-HE5, Class 2A2, 1 mo. USD Term SOFR + 0.47%, 3.85%, 10/25/2036 (b)	250,012	84,581
		453,221
OTHER ABS — 15.7%
ACHV ABS Trust:
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	188,441	189,752
Series 2024-3AL, Class A, 5.01%, 12/26/2031 (a)	201,482	203,014
Series 2024-2PL, Class A, 5.07%, 10/27/2031 (a)	52,189	52,427
Affirm Asset Securitization Trust Series 2025-X1, Class A, 5.08%, 4/15/2030 (a)	142,397	142,659
Affirm Master Trust:
Series 2025-1A, Class B, 5.13%, 2/15/2033 (a)	200,000	201,469
Series 2025-1A, Class C, 5.28%, 2/15/2033 (a)	200,000	201,163
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	500,000	490,803
Allegro CLO XV Ltd. Series 2022-1A, Class A1R, 3 mo. USD Term SOFR + 1.18%, 5.06%, 4/20/2038 (a) (b)	1,000,000	998,216

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Avant Loans Funding Trust:
Series 2024-REV1, Class A, 5.92%, 10/15/2033 (a)	$250,000	$252,986
Series 2025-REV1, Class A, 5.12%, 5/15/2034 (a)	750,000	753,596
Series 2025-REV1, Class B, 5.42%, 5/15/2034 (a)	250,000	250,335
Bain Capital Credit CLO Ltd. Series 2022-6A, Class A1R, 3 mo. USD Term SOFR + 1.37%, 5.23%, 1/22/2038 (a) (b)	500,000	500,900
Benefit Street Partners CLO 46 Ltd. Series 2025-46A, Class A, 3 mo. USD Term SOFR + 1.21%, 0.00%, 1/25/2039 (a) (b) (c) (d)	2,000,000	2,000,000
Benefit Street Partners CLO XXXII Ltd. Series 2023-32A, Class AR, 3 mo. USD Term SOFR + 1.21%, 5.07%, 10/25/2038 (a) (b)	1,000,000	1,000,000
Brant Point CLO Ltd. Series 2024-3A, Class A1, 3 mo. USD Term SOFR + 1.60%, 5.49%, 2/20/2037 (a) (b)	1,000,000	1,000,722
Bridge Street CLO I Ltd. Series 2020-1A, Class A1R, 3 mo. USD Term SOFR + 1.55%, 5.43%, 7/20/2037 (a) (b)	1,000,000	1,001,800
Bridge Street CLO V Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR + 1.22%, 5.10%, 4/20/2038 (a) (b)	1,000,000	999,220
Carlyle U.S. CLO Ltd.:
Series 2023-3A, Class A1R, 3 mo. USD Term SOFR + 1.23%, 5.13%, 10/15/2038 (a) (b)	1,000,000	999,200
Series 2017-3A, Class A1R2, 3 mo. USD Term SOFR + 1.40%, 5.27%, 10/21/2037 (a) (b)	500,000	501,600
CarVal CLO IX-C Ltd. Series 2024-1A, Class A, 3 mo. USD Term SOFR + 1.68%, 5.56%, 4/20/2037 (a) (b)	500,000	500,529
CIFC Funding Ltd.:
Series 2022-4A, Class AR, 3 mo. USD Term SOFR + 1.09%, 4.98%, 7/16/2035 (a) (b)	1,050,000	1,049,055
Security Description	Principal Amount	Value
Series 2020-3A, Class A1R2, 3 mo. USD Term SOFR + 1.21%, 5.07%, 10/20/2038 (a) (b)	$1,000,000	$999,200
Series 2021-5A, Class A1R, 3 mo. USD Term SOFR + 1.26%, 5.16%, 1/15/2038 (a) (b)	1,000,000	1,002,637
CyrusOne Data Centers Issuer I LLC Series 2024-2A, Class A2, 4.50%, 5/20/2049 (a)	700,000	683,065
DataBank Issuer LLC Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	1,000,000	995,586
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23, 4.12%, 7/25/2047 (a)	846,000	841,115
Flatiron CLO 31 Ltd. Series 2025-31A, Class X, 3 mo. USD Term SOFR + 0.85%, 4.55%, 1/18/2039 (a) (b)	1,000,000	1,000,000
GreenSky Home Improvement Issuer Trust:
Series 2025-3A, Class A1, 4.34%, 12/27/2060 (a)	500,000	500,583
Series 2025-2A, Class A4, 4.89%, 6/25/2060 (a)	170,103	171,496
Series 2025-1A, Class A4, 5.22%, 3/25/2060 (a)	303,978	308,647
Katayma CLO II Ltd. Series 2024-2A, Class A1, 3 mo. USD Term SOFR + 1.65%, 5.53%, 4/20/2037 (a) (b)	500,000	500,700
Kennedy Lewis CLO 12 Ltd. Series 2023-12A, Class AR, 3 mo. USD Term SOFR + 1.33%, 5.61%, 7/20/2038 (a) (b)	2,000,000	2,004,118
Kennedy Lewis CLO 13 Ltd. Series 2023-13A, Class A1, 3 mo. USD Term SOFR + 1.80%, 5.67%, 1/20/2037 (a) (b)	500,000	500,200
Loanpal Solar Loan Ltd. Series 2021-1GS, Class A, 2.29%, 1/20/2048 (a)	252,176	210,548
Madison Park Funding LXIII Ltd. Series 2023-63A, Class A1R, 3 mo. USD Term SOFR + 1.40%, 5.27%, 7/21/2038 (a) (b)	2,000,000	2,005,550

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Magnetite XXXV Ltd. Series 2022-35A, Class A1RR, 3 mo. USD Term SOFR + 1.20%, 4.92%, 1/25/2039 (a) (b)	$2,000,000	$1,999,200
Marble Point CLO XXI Ltd. Series 2021-3A, Class A1, 3 mo. USD Term SOFR + 1.50%, 5.38%, 10/17/2034 (a) (b)	2,000,000	2,002,130
Mariner Finance Issuance Trust Series 2025-AA, Class B, 5.33%, 5/20/2038 (a)	300,000	304,113
OHA Credit Funding 7 Ltd. Series 2020-7A, Class A1R2, 3 mo. USD Term SOFR + 1.28%, 5.16%, 7/19/2038 (a) (b)	1,000,000	1,001,700
Pagaya AI Debt Grantor Trust:
Series 2025-7, Class A1, 4.27%, 11/16/2026 (a)	425,000	424,971
Series 2025-1, Class B, 5.63%, 7/15/2032 (a)	499,957	501,706
Pagaya AI Debt Trust Series 2023-8, Class A, 7.30%, 6/16/2031 (a)	165,699	165,853
Peace Park CLO Ltd. Series 2021-1A, Class AR, 3 mo. USD Term SOFR + 1.25%, 5.13%, 10/20/2038 (a) (b)	1,000,000	1,001,327
Reach ABS Trust Series 2025-1A, Class A, 4.96%, 8/16/2032 (a)	327,071	328,138
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class A2A, 5.00%, 9/15/2048 (a)	250,000	249,293
Rockford Tower CLO Ltd. Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.61%, 5.49%, 4/20/2037 (a) (b)	1,000,000	1,001,441
RR 34 Ltd. Series 2024-34RA, Class A1R, 3 mo. USD Term SOFR + 1.35%, 5.25%, 10/15/2039 (a) (b)	600,000	601,200
RR 8 Ltd. Series 2020-8A, Class A1A2, 3 mo. USD Term SOFR + 1.23%, 4.98%, 1/15/2039 (a) (b)	2,000,000	2,000,000
Slam Ltd. Series 2024-1A, Class A, 5.34%, 9/15/2049 (a)	321,901	326,000
Security Description	Principal Amount	Value
SoFi Consumer Loan Program Trust:
Series 2025-3, Class A, 4.47%, 8/15/2034 (a)	$303,735	$304,684
Series 2025-4, Class B, 4.60%, 8/25/2035 (a)	1,000,000	1,000,092
Series 2025-3, Class B, 4.67%, 8/15/2034 (a)	550,000	551,061
Series 2025-1, Class A, 4.80%, 2/27/2034 (a)	339,470	340,833
Series 2025-2, Class B, 4.97%, 6/25/2034 (a)	400,000	403,130
Series 2025-1, Class B, 5.12%, 2/27/2034 (a)	750,000	757,960
Stack Infrastructure Issuer LLC Series 2023-1A, Class A2, 5.90%, 3/25/2048 (a)	500,000	501,154
Steele Creek CLO Ltd. Series 2019-2A, Class ARR, 3 mo. USD Term SOFR + 1.00%, 4.90%, 7/15/2032 (a) (b)	722,341	721,954
Storm King Park CLO Ltd. Series 2022-1A, Class AR, 3 mo. USD Term SOFR + 1.36%, 5.26%, 10/15/2037 (a) (b)	1,000,000	1,001,142
Tesla Sustainable Energy Trust Series 2024-1A, Class A2, 5.08%, 6/21/2050 (a)	356,618	357,919
Trestles CLO VI Ltd. Series 2023-6A, Class A1R, 3 mo. USD Term SOFR + 1.18%, 5.04%, 4/25/2038 (a) (b)	500,000	498,851
Upgrade Master Pass-Thru Trust:
Series 2025-ST4, Class A, 5.50%, 8/16/2032 (a)	830,633	835,124
Series 2025-ST2, Class A, 6.11%, 6/15/2032 (a)	377,813	382,723
Upstart Securitization Trust:
Series 2025-4, Class A1, 4.34%, 11/20/2026 (a)	494,382	494,575
Series 2025-3, Class A2, 4.60%, 9/20/2035 (a)	1,500,000	1,503,264
Series 2025-1, Class A, 5.45%, 4/20/2035 (a)	1,080,962	1,082,424
Voya CLO Ltd.:
Series 2023-1A, Class A1R, 3 mo. USD Term SOFR + 1.21%, 4.96%, 1/20/2039 (a) (b)	1,000,000	999,744
Series 2024-1A, Class A1, 3 mo. USD Term SOFR + 1.52%, 5.42%, 4/15/2037 (a) (b)	500,000	501,200

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Warwick Capital CLO 1 Ltd. Series 2023-1A, Class AR, 3 mo. USD Term SOFR + 1.28%, 5.25%, 10/20/2038 (a) (b)	$2,500,000	$2,500,612
Wellington Management CLO 4 Ltd. Series 2025-4A, Class A, 3 mo. USD Term SOFR + 1.15%, 5.03%, 4/18/2038 (a) (b)	1,000,000	997,981
		52,656,390
STUDENT LOAN ABS — 0.1%
Commonbond Student Loan Trust Series 2018-BGS, Class B, 3.99%, 9/25/2045 (a)	57,716	53,633
Navient Private Education Refi Loan Trust Series 2022-A, Class A, 2.23%, 7/15/2070 (a)	196,700	181,675
		235,308
WL COLLATERAL CMO — 0.3%
PRET LLC Series 2025-NPL2, Class A1, 5.84%, 3/25/2055 (a) (e)	911,443	913,984
VOLT C LLC Series 2021-NPL9, Class A1, 5.99%, 5/25/2051 (a) (e)	129,696	129,680
		1,043,664
TOTAL ASSET-BACKED SECURITIES (Cost $60,979,555)		61,031,382
U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.9%
Federal Home Loan Mortgage Corp.:
5.00%, 6/1/2053	499,388	499,919
5.50%, 7/1/2053	565,084	574,581
5.50%, 2/1/2055	601,808	617,342
6.00%, 8/1/2054	340,797	350,966
Federal Home Loan Mortgage Corp. REMICS:
Series 4461, Class BA, CMO, 2.00%, 12/15/2043	276,460	263,881
Series 5179, Class GD, CMO, 2.00%, 12/25/2047	730,185	647,634
Series 5473, Class DF, CMO, 30 day USD SOFR Average + 1.15%, 5.02%, 11/25/2054 (b)	273,562	274,489
Security Description	Principal Amount	Value
Series 5596, Class FH, CMO, 30 day USD SOFR Average + 1.20%, 5.07%, 11/25/2055 (b)	$1,307,679	$1,308,680
Series 5598, Class DF, CMO, 30 day USD SOFR Average + 1.25%, 5.12%, 11/25/2055 (b)	929,095	930,906
Series 5600, Class FA, CMO, 30 day USD SOFR Average + 1.30%, 5.17%, 11/25/2055 (b)	1,864,278	1,869,995
Series 5614, Class FA, CMO, 30 day USD SOFR Average + 1.15%, 5.20%, 11/25/2054 (b)	850,000	851,624
Series 4030, Class AN, CMO, REMIC, 1.75%, 4/15/2027	1,456	1,449
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA1, Class M1, 30 day USD SOFR Average + 1.25%, 5.12%, 3/25/2044 (a) (b)	637,748	637,885
Federal National Mortgage Association:
3.00%, 11/1/2033	359,707	351,873
3.00%, 11/1/2036	109,737	104,969
4.74%, 7/1/2030	332,000	338,293
5.00%, 8/1/2043	610,868	617,087
5.50%, 4/1/2045	519,486	529,259
5.50%, 8/1/2045	888,222	903,969
5.50%, 4/1/2054	581,200	595,637
5.50%, 1/1/2055	911,367	926,412
5.50%, 2/1/2055	606,294	622,528
5.50%, 4/1/2055	970,959	986,838
6.00%, 10/1/2053	298,791	309,375
Federal National Mortgage Association REMICS:
Series 2008-9, Class FA, 30 day USD SOFR Average + 0.61%, 4.49%, 2/25/2038 (b)	678,374	678,193
Series 2025-15, Class FQ, CMO, 30 day USD SOFR Average + 1.20%, 5.07%, 4/25/2055 (b)	556,688	559,073
Series 2010-141, Class FB, CMO, REMIC, 30 day USD SOFR Average + 0.58%, 4.46%, 12/25/2040 (b)	90,755	90,326
Series 2016-8, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.56%, 4.44%, 3/25/2046 (b)	164,807	162,718

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-27, Class FJ, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 4.29%, 12/25/2047 (b)	$119,919	$116,843
Series 2018-45, Class FA, CMO, REMIC, 30 day USD SOFR Average + 0.41%, 4.29%, 6/25/2048 (b)	132,169	128,568
Federal National Mortgage Association-ACES Series 2020-M49, Class 1A1, VRN, 1.26%, 11/25/2030 (b)	825,038	771,408
Government National Mortgage Association REMICS:
Series 2025-196, Class QF, CMO, 30 day USD SOFR Average + 1.15%, 5.07%, 11/20/2055 (b)	948,016	950,754
Series 2025-207, Class FA, CMO, 30 day USD SOFR Average + 1.20%, 5.34%, 9/20/2054 (b)	1,350,000	1,353,188
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,993,889)		19,926,662
U.S. TREASURY OBLIGATIONS — 31.5%
U.S. Treasury Inflation-Indexed Bonds 2.38%, 1/15/2027	678,069	683,909
U.S. Treasury Inflation-Indexed Notes:
0.13%, 4/15/2027	1,003,214	985,286
1.63%, 10/15/2027	505,577	509,546
U.S. Treasury Notes:
0.50%, 6/30/2027	18,060,000	17,280,457
0.63%, 3/31/2027	3,000,000	2,896,055
0.75%, 1/31/2028	22,500,000	21,273,047
0.88%, 9/30/2026	5,000,000	4,901,172
0.88%, 11/15/2030	16,300,000	14,249,766
3.50%, 10/31/2027	43,000,000	43,011,758
TOTAL U.S. TREASURY OBLIGATIONS (Cost $105,518,897)		105,790,996
MORTGAGE-BACKED SECURITIES — 13.9%
A10 Issuer LLC Series 2025-FL6, Class A, 1 mo. USD Term SOFR + 1.47%, 5.52%, 5/15/2042 (a) (b)	440,000	439,310
ACREC LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.31%, 5.04%, 8/18/2042 (a) (b)	210,000	209,999
Security Description	Principal Amount	Value
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class A, 1 mo. USD Term SOFR + 1.35%, 5.09%, 1/20/2043 (a) (b)	$450,000	$449,816
AREIT Ltd. Series 2025-CRE10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.35%, 12/17/2029 (a) (b)	320,000	319,526
Barclays Mortgage Loan Trust Series 2025-NQM3, Class A3, CMO, 5.95%, 5/25/2065 (a) (e)	1,816,176	1,829,220
BDS LLC:
Series 2025-FL15, Class A, 1 mo. USD Term SOFR + 1.40%, 5.13%, 3/19/2043 (a) (b)	450,000	450,544
Series 2025-FL16, Class A, 1 mo. USD Term SOFR + 1.40%, 5.40%, 7/19/2043 (a) (b)	340,000	340,104
BLP Commercial Mortgage Trust Series 2024-IND2, Class A, 1 mo. USD Term SOFR + 1.34%, 5.09%, 3/15/2041 (a) (b)	214,164	214,140
BX Commercial Mortgage Trust Series 2021-XL2, Class A, 1 mo. USD Term SOFR + 0.80%, 4.55%, 10/15/2038 (a) (b)	203,122	202,821
BX Trust Series 2021-RISE, Class B, 1 mo. USD Term SOFR + 1.36%, 5.11%, 11/15/2036 (a) (b)	194,426	194,019
CEDR Commercial Mortgage Trust Series 2022-SNAI, Class A, 1 mo. USD Term SOFR + 0.99%, 4.74%, 2/15/2039 (a) (b)	200,000	196,309
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	270,000	267,293
Citigroup Commercial Mortgage Trust Series 2016-P3, Class A4, 3.33%, 4/15/2049	270,000	268,898
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR8, Class 2A1A, CMO, 5.02%, 7/25/2037 (b)	2,407,840	1,969,188
COLT Mortgage Loan Trust Series 2025-12, Class A3, CMO, 5.39%, 1/26/2071 (a) (e)	2,528,000	2,530,436
Countrywide Alternative Loan Trust:
Series 2006-J7, Class 1A3, 6.25%, 11/25/2036	422,432	192,629

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-41CB, Class 1A3, CMO, 6.00%, 1/25/2037	$222,221	$110,163
EFMT Series 2025-NQM2, Class A3, CMO, VRN, 5.95%, 6/25/2070 (a) (e)	710,248	716,982
Federal Home Loan Mortgage Corp. REMICS Series 4981, Class GF, 30 day USD SOFR Average + 0.51%, 4.39%, 6/25/2050 (b)	731,109	719,023
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2025-DNA1, Class M1, CMO, 30 day USD SOFR Average + 1.05%, 4.92%, 1/25/2045 (a) (b)	737,224	737,043
Series 2025-HQA1, Class A1, CMO, 30 day USD SOFR Average + 0.95%, 4.82%, 2/25/2045 (a) (b)	1,410,000	1,408,160
Federal National Mortgage Association REMICS Series 2016-83, Class FK, 30 day USD SOFR Average + 0.61%, 4.49%, 11/25/2046 (b)	617,088	613,501
GPMT Ltd. Series 2021-FL3, Class AS, 1 mo. USD Term SOFR + 1.96%, 5.70%, 7/16/2035 (a) (b)	400,000	397,508
Great Wolf Trust Series 2024-WOLF, Class A, 1 mo. USD Term SOFR + 1.54%, 5.29%, 3/15/2039 (a) (b)	200,000	200,115
GS Mortgage Securities Trust Series 2013-GC13, Class AS, 3.86%, 7/10/2046 (a) (b)	64,657	63,907
GS Mortgage-Backed Securities Trust:
Series 2025-NQM2, Class A1, CMO, 5.65%, 6/25/2065 (a) (e)	497,518	501,649
Series 2025-NQM2, Class A3, CMO, 5.90%, 6/25/2065 (a) (e)	497,518	501,921
Series 2025-NQM5, Class A3, CMO, 5.42%, 7/25/2065 (a) (e)	940,898	941,375
Incref LLC Series 2025-FL1, Class A, 1 mo. USD Term SOFR + 1.73%, 5.46%, 10/19/2042 (a) (b)	390,000	390,795
JP Morgan Mortgage Trust:
Series 2025-NQM1, Class A3, CMO, 5.97%, 6/25/2065 (a) (e)	913,271	923,158
Series 2025-NQM4, Class A3, CMO, 5.26%, 3/25/2066 (a) (e)	488,384	488,202
Security Description	Principal Amount	Value
Legacy Mortgage Asset Trust:
Series 2021-GS1, Class A1, 5.89%, 10/25/2066 (a) (e)	$299,569	$299,647
Series 2021-GS2, Class A1, 5.75%, 4/25/2061 (a) (e)	237,144	237,225
LMNT CRE LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.55%, 5.55%, 7/21/2043 (a) (b)	500,000	500,384
LoanCore Issuer LLC:
Series 2025-CRE8, Class A, 1 mo. USD Term SOFR + 1.39%, 5.12%, 8/17/2042 (a) (b)	320,000	320,138
Series 2025-CRE9, Class A, 1 mo. USD Term SOFR + 1.45%, 5.18%, 8/18/2042 (a) (b)	450,000	450,132
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.17%, 11/25/2036 (b)	1,976,235	1,781,322
MF1 LLC Series 2025-FL17, Class A, 1 mo. USD Term SOFR + 1.32%, 5.05%, 2/18/2040 (a) (b)	320,000	319,348
MFA Trust:
Series 2023-NQM3, Class A1, 6.62%, 7/25/2068 (a) (e)	404,499	406,756
Series 2025-NQM4, Class A3, CMO, 5.69%, 8/25/2070 (a) (e)	1,955,741	1,965,832
Morgan Stanley Capital I Trust Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (b)	136,101	137,418
OBX Trust:
Series 2023-NQM10, Class A1, 6.47%, 10/25/2063 (a) (e)	447,826	451,478
Series 2024-NQM16, Class A1, CMO, 5.53%, 10/25/2064 (a) (e)	690,547	695,675
Series 2025-NQM14, Class A3, CMO, 5.62%, 7/25/2065 (a) (e)	2,817,591	2,815,879
Series 2025-NQM7, Class A1, CMO, 5.56%, 5/25/2055 (a) (e)	3,278,367	3,310,619
Series 2025-NQM8, Class A1, CMO, 5.47%, 3/25/2065 (a) (e)	819,533	826,255
PRPM Trust:
Series 2025-NQM2, Class A1, CMO, 5.69%, 4/25/2070 (a) (e)	3,473,625	3,501,931

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-NQM6, Class A3, CMO, 5.34%, 12/25/2070 (a) (e)	$1,000,000	$999,680
Residential Asset Securitization Trust Series 2006-A6, Class 1A4, CMO, 6.00%, 7/25/2036	2,589,144	483,680
Residential Mortgage Loan Trust Series 2020-1, Class A1, 2.38%, 1/26/2060 (a) (b)	79,358	78,704
Santander Mortgage Asset Receivable Trust Series 2025-NQM5, Class A3, CMO, 5.47%, 8/25/2065 (a) (e)	964,680	965,424
Starwood Ltd. Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 5.05%, 4/18/2038 (a) (b)	366,606	366,622
TRTX Issuer Ltd.:
Series 2025-FL6, Class A, 1 mo. USD Term SOFR + 1.54%, 5.27%, 9/18/2042 (a) (b)	240,000	240,392
Series 2025-FL7, Class A, 1 mo. USD Term SOFR + 1.45%, 5.53%, 6/18/2043 (a) (b)	410,000	410,048
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (e)	597,514	585,971
Series 2023-5, Class A1, 6.48%, 6/25/2068 (a) (e)	560,354	562,041
Series 2023-INV2, Class A1, 6.44%, 8/25/2068 (a) (e)	747,066	750,667
Series 2024-1, Class A1, 5.71%, 1/25/2069 (a) (e)	424,511	426,639
Series 2024-3, Class A1, 6.34%, 4/25/2069 (a) (e)	322,958	326,805
Series 2024-6, Class A3, CMO, 6.15%, 7/25/2069 (a) (e)	218,261	219,974
Series 2025-10, Class A2, CMO, 5.21%, 6/25/2070 (a) (e)	562,284	563,344
Series 2025-5, Class A1, CMO, 5.43%, 6/25/2070 (a) (e)	907,183	914,665
Series 2024-9, Class A1, CMO, VRN, 5.44%, 11/25/2069 (a) (b)	836,989	842,878
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR16, Class 2A1, CMO, 4.13%, 12/25/2036 (b)	1,295,847	1,117,585
Security Description	Principal Amount	Value
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB3, CMO, 1 mo. USD Term SOFR + 0.52%, 4.26%, 10/25/2035 (b)	$205,996	$193,443
TOTAL MORTGAGE-BACKED SECURITIES (Cost $47,963,738)		46,856,355
COMMERCIAL MORTGAGE BACKED SECURITIES — 7.1%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2, 3.90%, 8/10/2035 (a)	170,000	164,384
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1 mo. USD Term SOFR + 1.18%, 4.96%, 9/15/2034 (a) (b)	200,000	198,461
Arbor Multifamily Mortgage Securities Trust Series 2021-MF2, Class A2, 2.02%, 6/15/2054 (a)	139,000	137,422
AREIT Trust:
Series 2022-CRE6, Class A, 30 day USD SOFR Average + 1.25%, 5.19%, 1/20/2037 (a) (b)	214,199	213,767
Series 2023-CRE8, Class A, 1 mo. USD Term SOFR + 2.11%, 5.85%, 8/17/2041 (a) (b)	210,710	210,528
Series 2025-CRE11, Class A, 1 mo. USD Term SOFR + 1.55%, 5.55%, 7/25/2043 (a) (b)	380,000	380,409
Bank:
Series 2017-BNK6, Class XA, IO, 0.76%, 7/15/2060 (b)	826,880	6,720
Series 2020-BN26, Class XA, IO, VRN, 1.19%, 3/15/2063 (b)	1,238,920	46,559
Bank5:
Series 2024-5YR10, Class AS, 5.64%, 10/15/2057	195,000	200,649
Series 2025-5YR18, Class XA, IO, VRN, 1.05%, 12/15/2058 (b)	6,870,000	311,273
Series 2023-5YR2, Class A3, VRN, 6.66%, 7/15/2056 (b)	421,000	442,560
Bank5 Trust Series 2025-5YR13, Class XA, IO, VRN, 1.06%, 1/15/2058 (a) (b)	7,595,511	297,793
Barclays Commercial Mortgage Trust Series 2019-C3, Class ASB, 3.46%, 5/15/2052	306,339	303,339

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
BBCMS Mortgage Trust:
Series 2025-C35, Class A1, 4.67%, 7/15/2058	$239,935	$241,543
Series 2025-5C34, Class XA, IO, VRN, 1.17%, 5/15/2058 (b)	5,298,705	231,120
Series 2025-5C38, Class XA, IO, VRN, 1.46%, 11/15/2058 (b)	4,860,000	300,398
Series 2025-C32, Class XA, IO, VRN, 1.13%, 2/15/2062 (b)	2,435,771	195,270
Benchmark Mortgage Trust:
Series 2018-B6, Class A2, 4.20%, 10/10/2051	147,191	146,685
Series 2019-B14, Class A2, 2.91%, 12/15/2062	273,705	266,159
Series 2025-B41, Class A1, 4.40%, 7/15/2068	119,392	119,458
Series 2018-B1, Class XA, IO, 0.52%, 1/15/2051 (b)	1,414,963	10,877
Series 2019-B15, Class XA, IO, VRN, 0.80%, 12/15/2072 (b)	3,781,237	95,460
Series 2025-V17, Class XA, IO, VRN, 1.51%, 9/15/2058 (b)	4,580,000	282,306
Series 2025-V18, Class XA, IO, VRN, 1.26%, 10/15/2058 (a) (b)	8,226,068	433,288
BMO Mortgage Trust:
Series 2025-5C12, Class XA, IO, VRN, 1.44%, 10/15/2058 (b)	7,195,476	425,728
Series 2025-5C13, Class XA, IO, VRN, 1.20%, 12/15/2058 (b)	10,089,000	515,739
Series 2025-C11, Class XA, IO, VRN, 1.10%, 2/15/2058 (b)	2,053,097	156,124
BPR Trust Series 2021-TY, Class A, 1 mo. USD Term SOFR + 1.16%, 4.92%, 9/15/2038 (a) (b)	192,000	191,921
BRSP Ltd. Series 2024-FL2, Class A, 1 mo. USD Term SOFR + 1.95%, 5.68%, 8/19/2037 (a) (b)	219,000	219,000
BX Commercial Mortgage Trust:
Series 2021-21M, Class A, 1 mo. USD Term SOFR + 0.84%, 4.59%, 10/15/2036 (a) (b)	53,851	53,738
Series 2021-ACNT, Class B, 1 mo. USD Term SOFR + 1.36%, 5.11%, 11/15/2038 (a) (b)	257,453	256,924
Security Description	Principal Amount	Value
Series 2021-CIP, Class A, 1 mo. USD Term SOFR + 1.04%, 4.79%, 12/15/2038 (a) (b)	$219,911	$219,612
Series 2021-XL2, Class D, 1 mo. USD Term SOFR + 1.51%, 5.26%, 10/15/2038 (a) (b)	252,000	251,493
Series 2024-MF, Class B, 1 mo. USD Term SOFR + 1.69%, 5.44%, 2/15/2039 (a) (b)	199,227	199,227
Series 2024-XL5, Class A, 1 mo. USD Term SOFR + 1.39%, 5.14%, 3/15/2041 (a) (b)	316,316	316,149
Series 2025-BCAT, Class A, 1 mo. USD Term SOFR + 1.38%, 5.13%, 8/15/2042 (a) (b)	210,823	210,637
BX Mortgage Trust Series 2021-PAC, Class A, 1 mo. USD Term SOFR + 0.80%, 4.55%, 10/15/2036 (a) (b)	210,000	209,292
BX Trust:
Series 2021-BXMF, Class A, 1 mo. USD Term SOFR + 0.75%, 4.50%, 10/15/2026 (a) (b)	214,868	214,240
Series 2021-BXMF, Class C, 1 mo. USD Term SOFR + 1.31%, 5.06%, 10/15/2026 (a) (b)	250,679	250,307
Series 2021-LBA, Class BV, 1 mo. USD Term SOFR + 1.16%, 4.92%, 2/15/2036 (a) (b)	300,508	299,901
Series 2021-LGCY, Class B, 1 mo. USD Term SOFR + 0.97%, 4.72%, 10/15/2036 (a) (b)	210,000	209,134
Series 2021-SDMF, Class B, 1 mo. USD Term SOFR + 0.85%, 4.60%, 9/15/2034 (a) (b)	269,113	267,809
Series 2021-VIEW, Class A, 1 mo. USD Term SOFR + 1.39%, 5.14%, 6/15/2036 (a) (b)	269,000	268,674
Series 2022-LBA6, Class B, 1 mo. USD Term SOFR + 1.30%, 5.05%, 1/15/2039 (a) (b)	320,000	319,551
Series 2025-ROIC, Class C, 1 mo. USD Term SOFR + 1.54%, 5.29%, 3/15/2030 (a) (b)	229,107	228,160

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
BXMT Ltd. Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.16%, 4.90%, 5/15/2038 (a) (b)	$82,481	$82,288
Citigroup Commercial Mortgage Trust:
Series 2016-P3, Class A3, 3.06%, 4/15/2049	56,680	56,552
Series 2016-GC37, Class XA, IO, 1.48%, 4/10/2049 (b)	91,240	3
COMM Mortgage Trust Series 2016-787S, Class A, 3.55%, 2/10/2036 (a)	300,000	299,297
CSAIL Commercial Mortgage Trust:
Series 2017-C8, Class XA, IO, 1.05%, 6/15/2050 (b)	229,390	2,328
Series 2017-CX10, Class XA, IO, 0.84%, 11/15/2050 (b)	692,827	7,238
Series 2017-CX9, Class XA, IO, 0.58%, 9/15/2050 (b)	892,418	4,951
DBGS Mortgage Trust Series 2021-W52, Class A, 1 mo. USD Term SOFR + 1.66%, 5.41%, 10/15/2039 (a) (b)	230,000	229,789
DBJPM 20-C9 Mortgage Trust Series 2020-C9, Class ASB, 1.88%, 8/15/2053	326,667	310,734
DBJPM Mortgage Trust Series 2020-C9, Class A2, 1.90%, 8/15/2053	12,519	12,282
EQUS Mortgage Trust Series 2021-EQAZ, Class A, 1 mo. USD Term SOFR + 1.02%, 4.77%, 10/15/2038 (a) (b)	143,865	143,744
GPMT Ltd. Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.61%, 5.35%, 7/16/2035 (a) (b)	21,033	21,045
GS Mortgage Securities Trust:
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	4,588	4,548
Series 2017-GS7, Class XA, IO, 1.02%, 8/10/2050 (b)	349,527	3,773
Series 2020-GC47, Class XA, IO, VRN, 1.12%, 5/12/2053 (b)	2,098,522	75,773
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2016-JP2, Class A4, 2.82%, 8/15/2049	850,000	841,932
Series 2019-UES, Class A, 3.81%, 5/5/2032 (a)	207,837	202,254
Series 2021-MHC, Class A, 1 mo. USD Term SOFR + 1.16%, 4.92%, 4/15/2038 (a) (b)	181,849	181,723
Security Description	Principal Amount	Value
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.85%, 4.60%, 4/15/2037 (a) (b)	$176,584	$173,968
Series 2016-JP4, Class XA, IO, 0.56%, 12/15/2049 (b)	1,242,357	3,451
JPMCC Commercial Mortgage Securities Trust:
Series 2019-COR4, Class ASB, 3.94%, 3/10/2052	321,743	321,012
Series 2019-COR5, Class XA, IO, VRN, 1.43%, 6/13/2052 (b)	975,313	34,392
MHP Trust Series 2021-STOR, Class B, 1 mo. USD Term SOFR + 1.01%, 4.77%, 7/15/2038 (a) (b)	230,000	229,534
Morgan Stanley Capital I Trust:
Series 2019-PLND, Class D, 1 mo. USD Term SOFR + 1.86%, 5.62%, 5/15/2036 (a) (b)	127,000	16,921
Series 2021-L6, Class A2, 2.13%, 6/15/2054 (b)	120,724	117,603
Series 2016-UB12, Class XA, IO, 0.62%, 12/15/2049 (b)	1,203,670	4,341
MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV, Class A2, 3.28%, 10/15/2030 (a)	460,342	441,923
MTN Commercial Mortgage Trust Series 2022-LPFL, Class A, 1 mo. USD Term SOFR + 1.40%, 5.16%, 3/15/2039 (a) (b)	280,000	279,427
PFP Ltd. Series 2024-11, Class A, 1 mo. USD Term SOFR + 1.83%, 5.61%, 9/17/2039 (a) (b)	366,588	367,132
Ready Capital Mortgage Financing LLC Series 2021-FL7, Class A, 1 mo. USD Term SOFR + 1.31%, 5.05%, 11/25/2036 (a) (b)	311,526	311,563
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	146,000	150,042
SCOTT Trust Series 2023-SFS, Class AS, 6.20%, 3/10/2040 (a)	260,000	267,018
SFO Commercial Mortgage Trust Series 2021-555, Class A, 1 mo. USD Term SOFR + 1.26%, 5.01%, 5/15/2038 (a) (b)	280,000	277,941

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SREIT Trust:
Series 2021-MFP, Class A, 1 mo. USD Term SOFR + 0.85%, 4.60%, 11/15/2038 (a) (b)	$151,830	$151,432
Series 2021-MFP2, Class A, 1 mo. USD Term SOFR + 0.94%, 4.69%, 11/15/2036 (a) (b)	260,000	259,577
TCO Commercial Mortgage Trust Series 2024-DPM, Class B, 1 mo. USD Term SOFR + 1.59%, 5.34%, 12/15/2039 (a) (b)	250,000	250,000
UBS Commercial Mortgage Trust:
Series 2017-C7, Class ASB, 3.59%, 12/15/2050	282,690	281,364
Series 2018-C11, Class ASB, 4.12%, 6/15/2051	159,643	159,375
Series 2019-C16, Class ASB, 3.46%, 4/15/2052	254,744	252,263
Series 2017-C1, Class XA, IO, 1.45%, 6/15/2050 (b)	499,717	6,392
VASA Trust Series 2021-VASA, Class A, 1 mo. USD Term SOFR + 1.01%, 4.77%, 7/15/2039 (a) (b)	315,000	307,280
VEGAS Trust Series 2024-TI, Class A, 5.52%, 11/10/2039 (a)	100,000	101,368
Velocity Commercial Capital Loan Trust:
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (b)	113,367	111,436
Series 2024-3, Class A, VRN, 6.65%, 6/25/2054 (a) (b)	903,457	909,452
Series 2024-5, Class A, VRN, 5.49%, 10/25/2054 (a) (b)	770,699	774,028
Series 2025-4, Class A, VRN, 5.19%, 9/25/2055 (a) (b)	2,123,535	2,121,694
Wells Fargo Commercial Mortgage Trust:
Series 2018-C43, Class A3, 3.75%, 3/15/2051	159,449	158,007
Series 2019-C53, Class ASB, 2.96%, 10/15/2052	344,681	338,901
Series 2021-C60, Class A2, 2.04%, 8/15/2054	136,814	134,557
Series 2021-SAVE, Class A, 1 mo. USD Term SOFR + 1.36%, 5.12%, 2/15/2040 (a) (b)	23,150	23,137
Series 2022-ONL, Class A, 3.86%, 12/15/2039 (a)	500,000	476,596
Series 2025-C64, Class A1, 5.02%, 2/15/2058	60,536	61,221
Security Description	Principal Amount	Value
Series 2019-C51, Class XA, IO, VRN, 1.26%, 6/15/2052 (b)	$856,970	$31,138
Series 2019-C52, Class XA, IO, VRN, 1.57%, 8/15/2052 (b)	2,536,528	110,400
Series 2025-5C7, Class XA, IO, VRN, 1.44%, 12/15/2058 (b)	7,637,000	469,176
Series 2025-C64, Class XA, IO, VRN, 1.02%, 2/15/2058 (b)	2,239,113	158,013
WFRBS Commercial Mortgage Trust Series 2014-C23, Class AS, VRN, 4.21%, 10/15/2057 (b)	189,171	184,629
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $25,133,792)		23,827,746
SENIOR FLOATING RATE LOANS — 1.7%
AEROSPACE & DEFENSE — 0.1%
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 5.72%, 10/31/2031 (b)	176,073	176,935
Dynasty Acquisition Co., Inc. 2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 5.72%, 10/31/2031 (b)	66,973	67,300
		244,235
BUILDING MATERIALS — 0.0% *
Standard Industries, Inc. 2021 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.48%, 9/22/2028 (b)	67,301	67,664
CHEMICALS — 0.0% *
Solstice Advanced Materials, Inc. Term Loan B, 3 mo. USD Term SOFR + 1.75%, 5.59%, 10/29/2032 (b)	75,000	75,492
COMMERCIAL SERVICES — 0.2%
APi Group DE, Inc. 2025 Term Loan, 1 mo. USD Term SOFR + 1.75%, 5.47%, 1/3/2029 (b)	135,652	136,316
Prime Security Services Borrower LLC 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.59%, 3/7/2032 (b)	308,446	308,040

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Trans Union LLC 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 5.47%, 6/24/2031 (b)	$37,121	$37,251
Trans Union LLC 2024 Term Loan B9, 1 mo. USD Term SOFR + 1.75%, 5.47%, 6/24/2031 (b)	153,450	153,914
		635,521
COMMUNICATIONS EQUIPMENT — 0.1%
CommScope, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.47%, 12/17/2029 (b)	275,000	275,874
DISTRIBUTION/WHOLESALE — 0.2%
Gates Global LLC 2024 Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 5.47%, 6/4/2031 (b)	278,589	279,605
Resideo Funding, Inc. 2024 M&A 1st lien Term Loan B, 6 mo. USD Term SOFR + 2.00%, 5.84%, 6/13/2031 (b)	44,325	44,478
Resideo Funding, Inc. 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.73%, 2/11/2028 (b)	135,833	136,385
Resideo Funding, Inc. 2025 Incremental Term Loan, 3 mo. USD Term SOFR + 2.00%, 5.72%, 8/13/2032 (b)	84,788	85,105
		545,573
DIVERSIFIED FINANCIAL SERVICES — 0.2%
Corpay Technologies Operating Co. LLC Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 5.47%, 4/28/2028 (b)	303,413	304,064
CPI Holdco B LLC 2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 5.72%, 5/19/2031 (b)	238,177	238,954
CPI Holdco B LLC 2025 Add-on Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.72%, 5/19/2031 (b)	9,974	10,007
		553,025
ELECTRIC — 0.2%
Calpine Corp. 2024 Term Loan B10, 1 mo. USD Term SOFR + 1.75%, 5.47%, 1/31/2031 (b)	112,435	112,554
Security Description	Principal Amount	Value
NRG Energy, Inc. 2024 Term Loan, 3 mo. USD Term SOFR + 1.75%, 5.59%, 4/16/2031 (b)	$527,455	$529,657
		642,211
ELECTRICAL EQUIPMENT — 0.0% *
Energizer Holdings, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.73%, 3/19/2032 (b)	137,083	137,398
ENTERTAINMENT — 0.2%
Delta 2 Lux SARL 2024 Term Loan B1, 3 mo. USD Term SOFR + 1.75%, 5.42%, 9/30/2031 (b)	50,000	50,237
Flutter Financing BV 2024 Term Loan B, 3 mo. USD Term SOFR + 1.75%, 5.42%, 11/30/2030 (b)	230,354	230,450
Six Flags Entertainment Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.72%, 5/1/2031 (b)	113,723	112,609
WMG Acquisition Corp. 2024 Term Loan J, 3 mo. USD Term SOFR + 1.75%, 5.57%, 1/24/2031 (b)	110,000	110,550
		503,846
FINANCIAL SERVICES — 0.0% *
Walker & Dunlop, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.73%, 3/14/2032 (b)	19,850	19,974
FOOD PRODUCTS — 0.1%
Aramark Services, Inc. 2025 Term Loan, 1 mo. USD Term SOFR + 1.75%, 5.47%, 6/22/2030 (b)	113,674	114,207
Froneri Lux Finco SARL 2024 USD Term Loan B4, 6 mo. USD Term SOFR + 2.25%, 6.45%, 9/30/2031 (b)	178,796	178,927
		293,134
HOME FURNISHINGS — 0.0% *
Somnigroup International, Inc. Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.91%, 10/24/2031 (b)	100,374	101,169
HOUSEHOLD PRODUCTS — 0.0% *
Reynolds Consumer Products LLC 2025 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.47%, 3/4/2032 (b)	93,490	94,180

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
INTERNET & TELECOM — 0.1%
Gen Digital, Inc. 2025 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.47%, 4/16/2032 (b)	$59,700	$59,819
Go Daddy Operating Co. LLC 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 5.47%, 11/9/2029 (b)	302,800	303,624
		363,443
LODGING — 0.0% *
Wyndham Hotels & Resorts, Inc. 2024 Term Loan, 1 mo. USD Term SOFR + 1.75%, 5.47%, 5/24/2030 (b)	98,683	99,053
MACHINERY — 0.0% *
Allison Transmission, Inc. 2025 Incremental Term Loan B (f)	85,000	85,549
MACHINERY-CONSTRUCTION & MINING — 0.0% *
Vertiv Group Corp. 2025 Term Loan, 1 mo. USD Term SOFR + 1.75%, 5.61%, 8/12/2032 (b)	129,350	130,122
PIPELINES — 0.1%
Colossus Acquireco LLC Term Loan B, 3 mo. USD Term SOFR + 1.75%, 5.41%, 7/30/2032 (b)	144,638	144,703
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.1%
Iron Mountain, Inc. 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00% 5.72%, 1/31/2031 (b)	345,334	345,766
RETAIL — 0.1%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.75%, 5.47%, 9/20/2030 (b)	323,442	324,251
Burlington Coat Factory Warehouse Corp. 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.47%, 9/24/2031 (b)	123,659	124,070
		448,321
TOTAL SENIOR FLOATING RATE LOANS (Cost $5,788,108)		5,806,253

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 2.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (g) (h) (Cost $9,066,885)	9,066,885	$9,066,885
TOTAL INVESTMENTS — 99.7% (Cost $336,569,287)		335,203,693
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.3%		1,088,813
NET ASSETS — 100.0%		$336,292,506
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 36.8% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Position is unsettled. Interest rate was not determined at December 31, 2025 and does not take effect until settlement date.
(d)	When-issued security.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2025. Maturity date shown is the final maturity.
(f)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

See accompanying notes to financial statements.

STATE STREET DOUBLELINE SHORT DURATION TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$62,897,414	$—	$62,897,414
Asset-Backed Securities	—	61,031,382	—	61,031,382
U.S. Government Agency Obligations	—	19,926,662	—	19,926,662
U.S. Treasury Obligations	—	105,790,996	—	105,790,996
Mortgage-Backed Securities	—	46,856,355	—	46,856,355
Commercial Mortgage Backed Securities	—	23,827,746	—	23,827,746
Senior Floating Rate Loans	—	5,806,253	—	5,806,253
Short-Term Investment	9,066,885	—	—	9,066,885
TOTAL INVESTMENTS	$9,066,885	$326,136,808	$—	$335,203,693

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,659,802	$4,659,802	$112,373,012	$107,965,929	$—	$—	9,066,885	$9,066,885	$261,004
See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 12.1%
ARGENTINA — 0.0% *
Vista Energy Argentina SAU 8.50%, 6/10/2033 (a)	$150,000	$153,715
AUSTRALIA — 0.0% *
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	900,000	874,773
Rio Tinto Finance USA PLC 5.75%, 3/14/2055	729,000	743,092
		1,617,865
BERMUDA — 0.0% *
Triton Container International Ltd./TAL International Container Corp. 3.25%, 3/15/2032	1,302,000	1,181,096
BRAZIL — 0.4%
Acu Petroleo Luxembourg SARL 7.50%, 7/13/2035	1,105,244	1,123,834
Cosan Luxembourg SA 5.50%, 9/20/2029	500,000	489,265
Cosan Overseas Ltd. 8.25%, 2/5/2026	1,400,000	1,411,900
CSN Resources SA 5.88%, 4/8/2032	1,600,000	1,257,072
Itau Unibanco Holding SA VRN, 5 yr. CMT + 3.45%, 3.88%, 4/15/2031 (b)	600,000	598,248
MARB BondCo PLC 3.95%, 1/29/2031	600,000	542,928
Minerva Luxembourg SA:
5.88%, 1/19/2028	1,300,000	1,294,943
8.88%, 9/13/2033 (a)	1,000,000	1,091,710
Movida Europe SA 7.85%, 4/11/2029	600,000	567,000
MV24 Capital BV 6.75%, 6/1/2034	1,388,060	1,376,608
NBM U.S. Holdings, Inc. 6.63%, 8/6/2029	600,000	606,426
Nexa Resources SA 6.50%, 1/18/2028	300,000	305,853
Petrobras Global Finance BV 5.13%, 9/10/2030	100,000	98,196
Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031	1,503,553	1,534,767
Raizen Fuels Finance SA:
5.70%, 1/17/2035	1,000,000	775,830
6.70%, 2/25/2037	200,000	162,696
Simpar Europe SA 5.20%, 1/26/2031	900,000	723,564
Suzano Netherlands BV 5.50%, 1/15/2036	739,000	731,373
Security Description	Principal Amount	Value
Unigel Luxembourg SA:
11.00%, 12/31/2028	$222,252	$17,780
13.50%, 12/31/2027	62,116	40,375
PIK, 11.00%, 12/31/2028 (a)	51,684	4,135
PIK, 13.50%, 12/31/2027 (a)	44,227	28,748
Vale Overseas Ltd. 6.40%, 6/28/2054	687,000	700,603
Vamos Europe SA 9.20%, 1/26/2031 (a)	600,000	574,500
Yinson Bergenia Production BV 8.50%, 1/31/2045 (a)	300,000	314,781
		16,373,135
CANADA — 0.3%
Bausch Health Cos., Inc.:
4.88%, 6/1/2028 (a)	395,000	353,663
5.25%, 1/30/2030 (a)	205,000	143,500
14.00%, 10/15/2030 (a)	28,000	28,193
Bell Telephone Co. of Canada or Bell Canada VRN, 5 yr. CMT + 2.39%, 6.88%, 9/15/2055 (b)	746,000	769,850
CCL Industries, Inc. 3.05%, 6/1/2030 (a)	1,370,000	1,291,362
Element Fleet Management Corp. 5.04%, 3/25/2030 (a)	1,279,000	1,306,294
Garda World Security Corp.:
6.50%, 1/15/2031 (a)	635,000	649,624
8.25%, 8/1/2032 (a)	695,000	706,189
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 2/15/2029 (a)	1,165,000	1,221,200
Mattamy Group Corp. 4.63%, 3/1/2030 (a)	490,000	474,854
Ontario Gaming GTA LP/OTG Co-Issuer, Inc. 8.00%, 8/1/2030 (a)	540,000	513,124
Royal Bank of Canada SOFR + 0.98%, 4.31%, 11/3/2031 (b)	2,639,000	2,626,254
TELUS Corp. VRN, 5 yr. CMT + 2.71%, 7.00%, 10/15/2055 (b)	1,257,000	1,307,381
Toronto-Dominion Bank 4.93%, 10/15/2035	651,000	650,967
Videotron Ltd. 5.70%, 1/15/2035 (a)	1,242,000	1,268,467
		13,310,922
CAYMAN ISLANDS — 0.1%
Global Aircraft Leasing Co. Ltd. 8.75%, 9/1/2027 (a)	1,915,000	1,987,981

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
CHILE — 0.2%
Agrosuper SA 4.60%, 1/20/2032	$350,000	$335,486
CAP SA 3.90%, 4/27/2031 (a)	1,800,000	1,472,616
Cencosud SA 4.38%, 7/17/2027	1,000,000	1,000,120
Chile Electricity Lux MPC II SARL 5.67%, 10/20/2035 (a)	1,165,045	1,208,000
Chile Electricity Lux MPC SARL 6.01%, 1/20/2033	895,000	936,680
Chile Electricity PEC SpA Zero Coupon, 1/25/2028 (a)	813,751	733,515
Corp. Nacional del Cobre de Chile 3.00%, 9/30/2029	1,000,000	949,240
Empresa Electrica Cochrane SpA 5.50%, 5/14/2027	185,600	183,863
GNL Quintero SA 4.63%, 7/31/2029	329,560	329,731
Inversiones CMPC SA VRN, 5 yr. CMT + 2.83%, 6.70%, 12/9/2057 (a) (b)	300,000	301,584
		7,450,835
COLOMBIA — 0.2%
AL Candelaria -spain- SA:
5.75%, 6/15/2033 (a)	2,015,000	1,790,992
7.50%, 12/15/2028	295,832	299,071
Aris Mining Corp. 8.00%, 10/31/2029 (a)	800,000	835,552
Banco Davivienda SA:
VRN, 10 yr. CMT + 5.10%, 6.65%, 4/22/2031 (a) (b)	400,000	378,232
VRN, 5 yr. CMT + 4.59%, 8.13%, 7/2/2035 (a) (b)	900,000	939,267
Banco de Bogota SA 6.25%, 5/12/2026	1,000,000	1,004,060
Banco GNB Sudameris SA 5 yr. CMT + 6.66%, 7.50%, 4/16/2031 (b)	150,000	148,151
Bancolombia SA 5 yr. CMT + 4.32%, 8.63%, 12/24/2034 (b)	200,000	213,960
Ecopetrol SA:
5.88%, 5/28/2045	200,000	148,760
5.88%, 11/2/2051	2,050,000	1,469,522
Empresas Publicas de Medellin ESP 4.38%, 2/15/2031	1,200,000	1,095,336
Fideicomiso PA Pacifico Tres 8.25%, 1/15/2035	321,800	337,227
Security Description	Principal Amount	Value
Termocandelaria Power SA 7.75%, 9/17/2031 (a)	$200,000	$206,472
		8,866,602
DENMARK — 0.0% *
Genmab AS/Genmab Finance LLC:
6.25%, 12/15/2032 (a)	210,000	215,244
7.25%, 12/15/2033 (a)	210,000	220,586
		435,830
FRANCE — 0.1%
Altice France SA 6.88%, 7/15/2032 (a)	464,246	444,455
Opal Bidco SAS 6.50%, 3/31/2032 (a)	690,000	706,767
Vallourec SACA 7.50%, 4/15/2032 (a)	464,000	493,139
		1,644,361
GERMANY — 0.0% *
TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027 (a)	525,000	526,071
GREECE — 0.0% *
Danaos Corp. 6.88%, 10/15/2032 (a)	515,000	531,032
GUATEMALA — 0.1%
Banco Industrial SA 5 yr. CMT + 4.44%, 4.88%, 1/29/2031 (b)	1,761,000	1,754,431
Millicom International Cellular SA:
4.50%, 4/27/2031	400,000	371,828
5.13%, 1/15/2028	630,000	627,379
6.25%, 3/25/2029	360,000	362,056
		3,115,694
HONG KONG — 0.0% *
Seaspan Corp. 5.50%, 8/1/2029 (a)	735,000	697,449
INDIA — 0.3%
Adani Electricity Mumbai Ltd.:
3.87%, 7/22/2031	800,000	719,082
3.95%, 2/12/2030	849,000	791,294
Adani International Container Terminal Pvt Ltd. 3.00%, 2/16/2031	994,500	916,632
Adani Ports & Special Economic Zone Ltd.:
3.10%, 2/2/2031	200,000	177,398
4.20%, 8/4/2027	700,000	689,500
4.38%, 7/3/2029	400,000	387,500
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra 4.63%, 10/15/2039	492,750	417,207

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Adani Transmission Step-One Ltd.:
4.00%, 8/3/2026	$600,000	$595,278
4.25%, 5/21/2036	1,330,000	1,196,261
BPRL International Singapore Pte. Ltd. Series EMTN, 4.38%, 1/18/2027	1,400,000	1,400,411
JSW Hydro Energy Ltd. 4.13%, 5/18/2031 (a)	1,876,500	1,747,434
JSW Infrastructure Ltd. 4.95%, 1/21/2029	900,000	900,360
ONGC Videsh Vankorneft Pte. Ltd. 3.75%, 7/27/2026	1,600,000	1,594,752
Reliance Industries Ltd. 3.67%, 11/30/2027	500,000	495,350
Wipro IT Services LLC 1.50%, 6/23/2026	400,000	394,756
		12,423,215
INDONESIA — 0.2%
Bank Negara Indonesia Persero Tbk. PT Series EMTN, 3.75%, 3/30/2026	781,000	776,483
Freeport Indonesia PT 4.76%, 4/14/2027	600,000	601,518
Minejesa Capital BV 4.63%, 8/10/2030	1,294,560	1,288,929
Pertamina Persero PT 1.40%, 2/9/2026	1,900,000	1,890,633
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara:
3.88%, 7/17/2029	200,000	195,094
4.13%, 5/15/2027	1,900,000	1,894,300
		6,646,957
IRELAND — 0.1%
Avolon Holdings Funding Ltd.:
4.70%, 1/30/2031 (a)	390,000	388,007
5.75%, 3/1/2029 (a)	2,109,000	2,181,444
GGAM Finance Ltd. 6.88%, 4/15/2029 (a)	515,000	533,679
		3,103,130
JAMAICA — 0.0% *
Digicel Group Holdings Ltd.:
Series 2B, Zero Coupon, 12/31/2030 (a) (c)	431,335	20,229
Series 4B, Zero Coupon, 12/31/2030 (a) (c)	612,753	4,094
		24,323
JAPAN — 0.0% *
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (a)	260,000	255,973
4.81%, 9/17/2030 (a)	275,000	259,405
Security Description	Principal Amount	Value
7.75%, 7/17/2032 (a)	$285,000	$302,097
		817,475
KUWAIT — 0.0% *
EQUATE Petrochemical Co. KSC 4.25%, 11/3/2026	200,000	199,914
LUXEMBOURG — 0.0% *
ArcelorMittal SA 6.00%, 6/17/2034	662,000	712,418
MALAYSIA — 0.0% *
MISC Capital Two Labuan Ltd. 3.75%, 4/6/2027	800,000	794,808
MEXICO — 0.3%
Banco Mercantil del Norte SA:
10 yr. CMT + 5.47%, 7.50%, 6/27/2029 (a) (b)	400,000	411,080
VRN, 5 yr. CMT + 4.07%, 8.38%, 5/20/2031 (a) (b)	1,100,000	1,153,405
Banco Nacional de Comercio Exterior SNC 5.88%, 5/7/2030 (a)	400,000	414,172
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico:
5 yr. CMT + 4.21%, 8.13%, 1/8/2039 (b)	1,100,000	1,188,770
VRN, 5 yr. CMT + 4.31%, 5.88%, 9/13/2034 (b)	600,000	597,930
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 2/15/2039 (a)	497,455	544,495
Cemex SAB de CV:
5 yr. CMT + 4.53%, 5.13%, 6/8/2026 (b)	2,400,000	2,392,920
VRN, 5 yr. CMT + 3.52%, 7.20%, 6/10/2030 (a) (b)	200,000	208,592
Cometa Energia SA de CV 6.38%, 4/24/2035	294,000	308,153
Comision Federal de Electricidad:
4.69%, 5/15/2029	200,000	197,644
6.45%, 1/24/2035 (a)	400,000	410,436
Credito Real SAB de CV SOFOM ER Zero Coupon, 12/31/2099	500,000	3,360
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	1,287,660	1,351,450
Mexarrend SAPI de CV 10.25%, 7/24/2024 (a) (d)	282,000	1,478
Mexico City Airport Trust 3.88%, 4/30/2028	1,000,000	977,810

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Mexico Generadora de Energia S de Real 5.50%, 12/6/2032	$1,039,240	$1,055,234
Orbia Advance Corp. SAB de CV:
5.88%, 9/17/2044	200,000	155,652
6.75%, 9/19/2042	600,000	520,698
Petroleos Mexicanos 6.75%, 9/21/2047	100,000	81,824
Saavi Energia SARL 8.88%, 2/10/2035 (a)	300,000	325,284
Tierra Mojada Luxembourg II SARL 5.75%, 12/1/2040	759,079	746,767
		13,047,154
MOROCCO — 0.0% *
OCP SA 6.75%, 5/2/2034	1,400,000	1,510,343
NETHERLANDS — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.85%, 8/19/2032	1,031,000	1,035,691
Trivium Packaging Finance BV 8.25%, 7/15/2030 (a)	427,000	456,689
Unigel Netherlands Holding Corp. BV 15.00%, 12/31/2044	262,805	2,628
Ziggo BV 4.88%, 1/15/2030 (a)	250,000	236,270
		1,731,278
PARAGUAY — 0.1%
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034	1,584,922	1,288,463
Rutas 2 & 7 Finance Ltd. Zero Coupon, 9/30/2036	1,576,666	1,193,142
Telefonica Celular del Paraguay SA 5.88%, 4/15/2027	200,000	199,430
		2,681,035
PERU — 0.3%
Banco de Credito del Peru SA 5 yr. CMT + 2.45%, 3.25%, 9/30/2031 (b)	2,420,000	2,385,830
Banco Internacional del Peru SAA Interbank VRN, 5 yr. CMT + 2.07%, 6.40%, 4/30/2035 (a) (b)(b)	1,250,000	1,298,137
InRetail Consumer 3.25%, 3/22/2028	2,209,000	2,153,245
Intercorp Financial Services, Inc. 4.13%, 10/19/2027	1,100,000	1,092,421
Security Description	Principal Amount	Value
Lima Metro Line 2 Finance Ltd.:
4.35%, 4/5/2036	$1,070,622	$1,041,105
5.88%, 7/5/2034	762,410	790,314
Minsur SA 4.50%, 10/28/2031	1,100,000	1,051,666
Peru LNG SRL 5.38%, 3/22/2030	975,130	940,835
Scotiabank Peru SAA VRN, 1 yr. CMT + 2.31%, 6.10%, 10/1/2035 (a) (b)	200,000	207,328
Volcan Cia Minera SAA 8.50%, 10/28/2032 (a)	550,000	564,723
		11,525,604
SINGAPORE — 0.2%
DBS Group Holdings Ltd. Series GMTN, VRN, 5 yr. CMT + 1.10%, 1.82%, 3/10/2031 (b)	2,200,000	2,184,636
Oversea-Chinese Banking Corp. Ltd. VRN, 5 yr. CMT + 1.58%, 4.60%, 6/15/2032 (b)	2,000,000	2,005,735
United Overseas Bank Ltd.:
5 yr. CMT + 1.23%, 2.00%, 10/14/2031 (b)	1,000,000	982,080
Series GMTN, VRN, 5 yr. CMT + 1.52%, 1.75%, 3/16/2031 (b)	1,700,000	1,691,357
		6,863,808
SOUTH AFRICA — 0.0% *
Gold Fields Orogen Holdings BVI Ltd. 6.13%, 5/15/2029	800,000	840,732
Sasol Financing USA LLC 4.38%, 9/18/2026	200,000	198,732
		1,039,464
SPAIN — 0.0% *
Grifols SA 4.75%, 10/15/2028 (a)	820,000	809,898
UNITED ARAB EMIRATES — 0.0% *
Galaxy Pipeline Assets Bidco Ltd. 2.94%, 9/30/2040	693,104	590,657
UNITED KINGDOM — 0.2%
Ardonagh Finco Ltd. 7.75%, 2/15/2031 (a)	555,000	581,745
BAT Capital Corp.:
4.54%, 8/15/2047	1,460,000	1,212,457
5.63%, 8/15/2035	1,271,000	1,324,420
Belron U.K. Finance PLC 5.75%, 10/15/2029 (a)	750,000	765,758
Froneri Lux FinCo SARL 6.00%, 8/1/2032 (a)	705,000	714,398

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Macquarie Airfinance Holdings Ltd.:
5.15%, 3/17/2030 (a)	$653,000	$661,626
5.20%, 3/27/2028 (a)	641,000	650,711
Merlin Entertainments Group U.S. Holdings, Inc. 7.38%, 2/15/2031 (a)	900,000	795,726
		6,706,841
UNITED STATES — 8.9%
1261229 BC Ltd. 10.00%, 4/15/2032 (a)	445,000	463,481
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (a)	335,000	346,896
AbbVie, Inc. 5.50%, 3/15/2064	1,278,000	1,242,753
Academy Ltd. 6.00%, 11/15/2027 (a)	500,000	499,710
Acrisure LLC/Acrisure Finance, Inc.:
6.00%, 8/1/2029 (a)	180,000	178,081
6.75%, 7/1/2032 (a)	580,000	596,501
Acushnet Co. 5.63%, 12/1/2033 (a)	765,000	775,060
AdaptHealth LLC 5.13%, 3/1/2030 (a)	210,000	204,924
Advance Auto Parts, Inc. 7.38%, 8/1/2033 (a)	205,000	206,316
Advanced Drainage Systems, Inc. 6.38%, 6/15/2030 (a)	1,045,000	1,066,840
AEP Texas, Inc. 5.45%, 5/15/2029	672,000	695,742
Aethon United BR LP/Aethon United Finance Corp. 7.50%, 10/1/2029 (a)	545,000	570,877
Agree LP 5.63%, 6/15/2034	849,000	888,419
Alliant Energy Corp. VRN, 5 yr. CMT + 2.08%, 5.75%, 4/1/2056 (b)	652,000	650,813
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/2031 (a)	575,000	593,354
6.75%, 10/15/2027 (a)	495,000	495,886
Allied Universal Holdco LLC 7.88%, 2/15/2031 (a)	945,000	996,389
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (a)	110,000	96,250
Amentum Holdings, Inc. 7.25%, 8/1/2032 (a)	635,000	669,449
American Airlines, Inc. 8.50%, 5/15/2029 (a)	370,000	386,269
American Axle & Manufacturing, Inc.:
5.00%, 10/1/2029	290,000	279,241
Security Description	Principal Amount	Value
6.38%, 10/15/2032 (a)	$310,000	$315,751
7.75%, 10/15/2033 (a)	280,000	285,239
American Express Co. SOFR + 1.44%, 5.02%, 4/25/2031 (b)	2,800,000	2,884,280
American Homes 4 Rent LP 5.50%, 2/1/2034	1,703,000	1,760,919
American Tower Corp.:
3.70%, 10/15/2049	445,000	330,453
4.70%, 12/15/2032	1,311,000	1,313,347
Amgen, Inc. 5.75%, 3/2/2063	1,840,000	1,797,146
Amphenol Corp. 5.30%, 11/15/2055	1,881,000	1,799,026
Amrize Finance U.S. LLC 4.95%, 4/7/2030	541,000	553,113
AmWINS Group, Inc. 4.88%, 6/30/2029 (a)	440,000	432,652
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 7/1/2034 (a)	470,000	473,581
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/2030 (a)	255,000	255,099
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.25%, 4/15/2030 (a)	315,000	292,254
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (a)	685,000	694,898
AppLovin Corp. 5.38%, 12/1/2031	598,000	619,462
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/2032 (a)	530,000	545,921
Arizona Public Service Co. 5.90%, 8/15/2055	2,625,000	2,673,982
Arrow Electronics, Inc. 5.15%, 8/21/2029	1,311,000	1,340,878
Arsenal AIC Parent LLC 8.00%, 10/1/2030 (a)	170,000	180,594
Artera Services LLC 8.50%, 2/15/2031 (a)	65,000	53,840
Arthur J Gallagher & Co. 4.85%, 12/15/2029	693,000	709,188
Ashton Woods USA LLC/Ashton Woods Finance Co. 4.63%, 4/1/2030 (a)	300,000	285,945
Asurion LLC & Asurion Co-Issuer, Inc. 8.00%, 12/31/2032 (a)	215,000	223,213

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
AT&T, Inc. 6.05%, 8/15/2056	$2,566,000	$2,580,575
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	745,000	745,253
Athene Global Funding:
4.72%, 10/8/2029 (a)	625,000	624,869
5.03%, 7/17/2030 (a)	713,000	719,360
Atlassian Corp. 5.25%, 5/15/2029	796,000	818,877
AutoZone, Inc. 5.13%, 6/15/2030	1,248,000	1,287,948
Aviation Capital Group LLC 5.38%, 7/15/2029 (a)	811,000	830,359
Avnet, Inc. 6.25%, 3/15/2028	2,378,000	2,463,656
Azorra Finance Ltd.:
7.25%, 1/15/2031 (a)	560,000	586,342
7.75%, 4/15/2030 (a)	310,000	327,757
Bank of America Corp.:
SOFR + 1.65%, 5.47%, 1/23/2035 (b)	916,000	954,133
SOFR + 1.70%, 5.74%, 2/12/2036 (b)	1,068,000	1,113,668
Series OO, VRN, 5 yr. CMT + 2.68%, 6.63%, 5/1/2030 (b)	628,000	653,717
Bank of New York Mellon Corp. SOFR + 1.23%, 5.06%, 7/22/2032 (b)	971,000	1,006,189
Bausch & Lomb Corp. 8.38%, 10/1/2028 (a)	695,000	724,239
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	140,000	138,676
Beach Acquisition Bidco LLC PIK, 10.00%, 7/15/2033 (a)	200,000	219,866
Biogen, Inc. 5.05%, 1/15/2031	2,516,000	2,596,260
Black Hills Corp. 6.00%, 1/15/2035	1,192,000	1,271,840
Block Financial LLC 5.38%, 9/15/2032	2,751,000	2,769,157
Broadcom, Inc. 3.50%, 2/15/2041	3,248,000	2,648,029
Brown & Brown, Inc. 6.25%, 6/23/2055	536,000	557,992
Buckeye Partners LP 6.88%, 7/1/2029 (a)	730,000	759,820
Builders FirstSource, Inc.:
6.38%, 3/1/2034 (a)	520,000	538,273
6.75%, 5/15/2035 (a)	645,000	675,470
Bunge Ltd. Finance Corp. 4.65%, 9/17/2034	1,464,000	1,436,594
Burlington Northern Santa Fe LLC 5.50%, 3/15/2055	1,156,000	1,137,377
Security Description	Principal Amount	Value
CACI International, Inc. 6.38%, 6/15/2033 (a)	$245,000	$253,575
Caesars Entertainment, Inc. 6.00%, 10/15/2032 (a)	625,000	608,181
Campbell's Co. 5.40%, 3/21/2034	577,000	587,790
Cardinal Health, Inc. 4.90%, 9/15/2045	2,726,000	2,457,434
Carlisle Cos., Inc. 5.55%, 9/15/2040	525,000	531,599
Carnival Corp.:
5.13%, 5/1/2029 (a)	432,000	437,141
5.75%, 8/1/2032 (a)	705,000	724,317
5.88%, 6/15/2031 (a)	1,360,000	1,405,152
6.13%, 2/15/2033 (a)	438,000	452,161
Castle U.S. Holding Corp. 10.00%, 6/30/2031 (a)	77,000	11,314
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 1/15/2034 (a)	435,000	370,346
4.75%, 3/1/2030 (a)	1,180,000	1,128,823
4.75%, 2/1/2032 (a)	820,000	749,398
5.13%, 5/1/2027 (a)	745,000	744,151
Celanese U.S. Holdings LLC:
6.50%, 4/15/2030	295,000	296,254
6.75%, 4/15/2033	300,000	298,293
Cheniere Energy Partners LP 4.00%, 3/1/2031	642,000	625,558
Cheniere Energy, Inc.:
4.63%, 10/15/2028	2,180,000	2,178,605
5.65%, 4/15/2034	648,000	672,728
Chord Energy Corp.:
6.00%, 10/1/2030 (a)	275,000	277,786
6.75%, 3/15/2033 (a)	435,000	449,855
CHS/Community Health Systems, Inc.:
4.75%, 2/15/2031 (a)	310,000	275,974
6.00%, 1/15/2029 (a)	480,000	479,621
6.88%, 4/15/2029 (a)	200,000	178,054
Cipher Compute LLC 7.13%, 11/15/2030 (a)	600,000	612,018
Citigroup, Inc.:
SOFR + 1.17%, 4.50%, 9/11/2031 (b)	759,000	761,049
SOFR + 1.46%, 4.95%, 5/7/2031 (b)	1,118,000	1,141,478
SOFR + 2.66%, 6.17%, 5/25/2034 (b)	601,000	639,795
Series GG, 5 yr. CMT + 2.89%, 6.88%, 8/15/2030 (b)	648,000	662,554
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 5/15/2028 (a)	560,000	573,866
6.75%, 2/15/2030 (a)	685,000	715,613
6.75%, 9/15/2032 (a)	805,000	834,986

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	$205,000	$193,811
Clear Channel Outdoor Holdings, Inc.:
7.13%, 2/15/2031 (a)	495,000	518,077
7.50%, 6/1/2029 (a)	300,000	298,020
Cleveland-Cliffs, Inc. 6.88%, 11/1/2029 (a)	365,000	377,815
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (a)	320,000	324,154
6.63%, 8/15/2033 (a)	260,000	257,699
9.00%, 9/30/2029 (a)	420,000	437,413
Clydesdale Acquisition Holdings, Inc. 6.75%, 4/15/2032 (a)	630,000	648,572
CMS Energy Corp. VRN, 5 yr. CMT + 1.96%, 6.50%, 6/1/2055 (b)	625,000	642,831
CNX Midstream Partners LP 4.75%, 4/15/2030 (a)	550,000	532,675
CNX Resources Corp. 6.00%, 1/15/2029 (a)	325,000	327,555
Colonial Enterprises, Inc. 5.63%, 11/15/2035 (a)	763,000	769,760
Commonwealth Edison Co. 5.95%, 6/1/2055	2,572,000	2,671,742
CommScope LLC:
4.75%, 9/1/2029 (a)	118,000	117,914
9.50%, 12/15/2031 (a)	85,000	85,874
CommScope Technologies LLC 5.00%, 3/15/2027 (a)	220,000	219,417
Consumers Energy Co. 4.50%, 1/15/2031	761,000	769,500
CoreWeave, Inc. 9.25%, 6/1/2030 (a)	415,000	385,996
Cornerstone Building Brands, Inc. 9.50%, 8/15/2029 (a)	260,000	192,403
Cougar JV Subsidiary LLC 8.00%, 5/15/2032 (a)	260,000	277,961
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/2031 (a)	565,000	559,412
CRH America Finance, Inc. 4.40%, 2/9/2031	1,315,000	1,315,736
CSX Corp. 3.35%, 9/15/2049	2,927,000	2,058,413
Dana, Inc.:
5.38%, 11/15/2027	125,000	124,901
5.63%, 6/15/2028	650,000	649,558
Dcli Bidco LLC 7.75%, 11/15/2029 (a)	680,000	698,469
Dealer Tire LLC/DT Issuer LLC 8.00%, 2/1/2028 (a)	760,000	758,602
Dell, Inc. 6.50%, 4/15/2038	593,000	636,894
Security Description	Principal Amount	Value
Directv Financing LLC 8.88%, 2/1/2030 (a)	$750,000	$760,012
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 8/15/2027 (a)	410,000	412,280
DISH DBS Corp.:
5.13%, 6/1/2029	505,000	448,753
5.75%, 12/1/2028 (a)	760,000	743,622
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	280,000	243,029
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	637,000	629,139
DTE Energy Co. 5.85%, 6/1/2034	1,698,000	1,810,798
Duke Energy Corp.:
5.00%, 8/15/2052	395,000	348,753
5.80%, 6/15/2054	2,187,000	2,164,102
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	1,298,000	1,256,737
EchoStar Corp. 10.75%, 11/30/2029	515,000	568,817
Elevance Health, Inc. 5.13%, 2/15/2053	2,400,000	2,167,656
Ellucian Holdings, Inc. 6.50%, 12/1/2029 (a)	575,000	587,546
Embarq LLC 8.00%, 6/1/2036	135,000	55,270
EMRLD Borrower LP/Emerald Co-Issuer, Inc.:
6.63%, 12/15/2030 (a)	565,000	588,363
6.75%, 7/15/2031 (a)	270,000	284,618
Energizer Holdings, Inc. 6.00%, 9/15/2033 (a)	470,000	450,622
Entergy Arkansas LLC 5.75%, 6/1/2054	644,000	650,086
Entergy Corp. 5 yr. CMT + 2.67%, 7.13%, 12/1/2054 (b)	1,213,000	1,274,839
Entergy Louisiana LLC 4.75%, 9/15/2052	886,000	772,468
Enterprise Products Operating LLC 5.55%, 2/16/2055	1,237,000	1,199,593
Equinix, Inc.:
2.95%, 9/15/2051	2,213,000	1,389,144
3.90%, 4/15/2032	1,258,000	1,208,762
Essential Properties LP 5.40%, 12/1/2035	708,000	710,655
Evergy Kansas Central, Inc. 5.70%, 3/15/2053	1,315,000	1,304,427
Expand Energy Corp.:
4.75%, 2/1/2032	636,000	628,260
6.75%, 4/15/2029 (a)	454,000	456,742
Expedia Group, Inc. 3.80%, 2/15/2028	2,768,000	2,752,499

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Extra Space Storage LP:
4.95%, 1/15/2033	$635,000	$641,369
5.40%, 2/1/2034	1,162,000	1,193,153
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.75%, 1/15/2030 (a)	300,000	284,946
First Industrial LP 5.25%, 1/15/2031	1,653,000	1,687,763
Fiserv, Inc.:
4.55%, 2/15/2031	1,302,000	1,291,102
5.45%, 3/15/2034	1,049,000	1,063,728
Flash Compute LLC 7.25%, 12/31/2030 (a)	410,000	406,388
Flex Ltd. 5.38%, 11/13/2035	647,000	645,945
Florida Gas Transmission Co. LLC 5.75%, 7/15/2035 (a)	531,000	550,854
Flowers Foods, Inc. 5.75%, 3/15/2035	1,230,000	1,233,997
Freedom Mortgage Holdings LLC 8.38%, 4/1/2032 (a)	285,000	300,672
Freeport-McMoRan, Inc.:
4.38%, 8/1/2028	400,000	399,884
5.25%, 9/1/2029	300,000	305,121
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	125,000	125,175
FTAI Aviation Investors LLC 5.88%, 4/15/2033 (a)	335,000	340,504
Full House Resorts, Inc. 8.25%, 2/15/2028 (a)	255,000	221,677
Gates Corp. 6.88%, 7/1/2029 (a)	345,000	358,514
GATX Corp.:
5.20%, 3/15/2044	686,000	648,064
5.50%, 6/15/2035	735,000	753,978
GE HealthCare Technologies, Inc. 4.80%, 1/15/2031	1,265,000	1,288,478
Genesee & Wyoming, Inc. 6.25%, 4/15/2032 (a)	1,005,000	1,037,683
Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/1/2029 (a)	400,000	410,360
Getty Images, Inc. 10.50%, 11/15/2030 (a)	190,000	191,435
Global Payments, Inc. 5.55%, 11/15/2035	632,000	628,575
Goat Holdco LLC 6.75%, 2/1/2032 (a)	655,000	672,731
Goldman Sachs Group, Inc.:
SOFR + 1.06%, 4.37%, 10/21/2031 (b)	1,319,000	1,316,256
Security Description	Principal Amount	Value
SOFR + 1.55%, 5.33%, 7/23/2035 (b)	$1,232,000	$1,265,264
VRN, 5 yr. CMT + 2.46%, 6.85%, 2/10/2030 (b)	599,000	622,906
Goodyear Tire & Rubber Co. 5.25%, 7/15/2031	250,000	237,000
GrafTech Finance, Inc. 4.63%, 12/23/2029 (a)	185,000	137,440
Graham Holdings Co. 5.63%, 12/1/2033 (a)	1,150,000	1,160,660
Gray Media, Inc.:
7.25%, 8/15/2033 (a)	345,000	352,714
9.63%, 7/15/2032 (a)	345,000	358,093
Griffon Corp. 5.75%, 3/1/2028	950,000	951,662
Group 1 Automotive, Inc.:
4.00%, 8/15/2028 (a)	665,000	652,259
6.38%, 1/15/2030 (a)	350,000	359,944
Guardian Life Global Funding 4.80%, 4/28/2030 (a)	1,126,000	1,149,556
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	545,000	563,170
Gulfstream Natural Gas System LLC 5.60%, 7/23/2035 (a)	762,000	780,936
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	485,000	505,516
Herc Holdings, Inc.:
5.75%, 3/15/2031 (a)	255,000	258,659
6.00%, 3/15/2034 (a)	255,000	258,371
7.00%, 6/15/2030 (a)	365,000	383,900
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	365,000	366,088
Hewlett Packard Enterprise Co. 5.00%, 10/15/2034	2,558,000	2,538,662
Hightower Holding LLC 6.75%, 4/15/2029 (a)	315,000	313,743
Hilcorp Energy I LP/Hilcorp Finance Co. 7.25%, 2/15/2035 (a)	295,000	280,371
Hilton Domestic Operating Co., Inc. 5.75%, 9/15/2033 (a)	665,000	680,501
HUB International Ltd. 7.25%, 6/15/2030 (a)	450,000	471,906
Hubbell, Inc. 4.80%, 11/15/2035	744,000	739,499
Hyundai Capital America 5.30%, 1/8/2029 (a)	2,084,000	2,137,767
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.25%, 5/15/2027	345,000	340,308
iHeartCommunications, Inc. 9.13%, 5/1/2029 (a)	155,000	149,308
Illumina, Inc. 4.75%, 12/12/2030	1,049,000	1,059,427

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 7/1/2028 (a)	$100,000	$100,267
Installed Building Products, Inc. 5.75%, 2/1/2028 (a)	790,000	790,829
Inversion Escrow Issuer LLC 6.75%, 8/1/2032 (a)	500,000	498,140
ION Platform Finance U.S., Inc. 7.88%, 9/30/2032 (a)	240,000	227,916
ION Platform Finance U.S., Inc./ION Platform Finance SARL 5.00%, 5/1/2028 (a)	475,000	441,304
IQVIA, Inc.:
6.25%, 2/1/2029	783,000	825,548
6.25%, 6/1/2032 (a)	475,000	496,689
Iron Mountain, Inc. 7.00%, 2/15/2029 (a)	470,000	482,878
Jacobs Engineering Group, Inc. 5.90%, 3/1/2033	2,197,000	2,315,199
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL 3.75%, 12/1/2031	1,939,000	1,838,579
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (a)	225,000	226,634
JPMorgan Chase & Co.:
SOFR + 0.93%, 4.26%, 10/22/2031 (b)	660,000	657,802
SOFR + 1.01%, 5.14%, 1/24/2031 (b)	1,061,000	1,096,724
SOFR + 1.44%, 5.10%, 4/22/2031 (b)	1,248,000	1,288,572
SOFR + 1.46%, 5.29%, 7/22/2035 (b)	2,274,000	2,347,496
SOFR + 1.64%, 5.58%, 7/23/2036 (b)	814,000	843,581
K Hovnanian Enterprises, Inc. 8.00%, 4/1/2031 (a)	320,000	326,371
Kentucky Utilities Co. 5.85%, 8/15/2055	532,000	537,224
Kinder Morgan Energy Partners LP Series MTN, 6.95%, 1/15/2038	571,000	644,019
Kodiak Gas Services LLC:
6.50%, 10/1/2033 (a)	205,000	209,256
6.75%, 10/1/2035 (a)	205,000	210,752
7.25%, 2/15/2029 (a)	560,000	581,750
Kroger Co. 5.65%, 9/15/2064	1,278,000	1,218,190
Kyndryl Holdings, Inc. 4.10%, 10/15/2041	2,373,000	1,881,030
Laboratory Corp. of America Holdings 4.80%, 10/1/2034	2,554,000	2,531,218
Security Description	Principal Amount	Value
Lamar Media Corp. 5.38%, 11/1/2033 (a)	$715,000	$713,120
LBM Acquisition LLC:
6.25%, 1/15/2029 (a)	150,000	135,086
9.50%, 6/15/2031 (a)	215,000	223,462
Level 3 Financing, Inc. 6.88%, 6/30/2033 (a)	695,000	711,263
LFS Topco LLC 8.75%, 7/15/2030 (a)	355,000	357,808
Life Time, Inc. 6.00%, 11/15/2031 (a)	1,440,000	1,473,034
LifePoint Health, Inc. 10.00%, 6/1/2032 (a)	355,000	377,006
Light & Wonder International, Inc.:
6.25%, 10/1/2033 (a)	460,000	465,511
7.25%, 11/15/2029 (a)	505,000	517,938
Lindblad Expeditions LLC 7.00%, 9/15/2030 (a)	495,000	516,057
Lineage OP LP 5.25%, 7/15/2030 (a)	1,269,000	1,280,738
Lockheed Martin Corp. 5.00%, 8/15/2035	1,273,000	1,297,645
Lowe's Cos., Inc. 5.63%, 4/15/2053	634,000	615,348
M/I Homes, Inc. 4.95%, 2/1/2028	365,000	363,536
Madison IAQ LLC 5.88%, 6/30/2029 (a)	1,500,000	1,491,765
Marriott International, Inc.:
4.50%, 10/15/2031	1,291,000	1,294,034
5.35%, 3/15/2035	1,258,000	1,293,601
Mars, Inc. 5.70%, 5/1/2055 (a)	1,282,000	1,280,436
Marvell Technology, Inc. 5.95%, 9/15/2033	2,323,000	2,483,426
MasTec, Inc. 5.90%, 6/15/2029	1,223,000	1,277,069
Matador Resources Co. 6.50%, 4/15/2032 (a)	400,000	405,060
Match Group Holdings II LLC 5.00%, 12/15/2027 (a)	775,000	775,015
Mativ Holdings, Inc. 8.00%, 10/1/2029 (a)	150,000	151,598
Mattel, Inc. 5.00%, 11/17/2030	515,000	518,507
Mavis Tire Express Services Topco Corp. 6.50%, 5/15/2029 (a)	215,000	214,194
McAfee Corp. 7.38%, 2/15/2030 (a)	150,000	130,914
McDonald's Corp. 5.45%, 8/14/2053	1,232,000	1,196,962
McGraw-Hill Education, Inc.:
5.75%, 8/1/2028 (a)	265,000	266,269
7.38%, 9/1/2031 (a)	425,000	447,997

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Medline Borrower LP 5.25%, 10/1/2029 (a)	$1,095,000	$1,101,099
Medline Borrower LP/Medline Co-Issuer, Inc. 6.25%, 4/1/2029 (a)	160,000	165,651
Merck & Co., Inc. 5.70%, 9/15/2055	1,584,000	1,601,250
Meta Platforms, Inc. 5.60%, 5/15/2053	2,141,000	2,051,720
MetLife, Inc. Series G, VRN, 5 yr. CMT + 2.08%, 6.35%, 3/15/2055 (b)	1,058,000	1,113,492
Michaels Cos., Inc. 5.25%, 5/1/2028 (a)	285,000	273,894
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/2029 (a)	445,000	438,040
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 4/1/2032 (a)	510,000	522,531
Molex Electronic Technologies LLC 5.25%, 4/30/2032 (a)	1,392,000	1,429,069
Morgan Stanley:
5 yr. CMT + 1.80%, 5.94%, 2/7/2039 (b)	1,211,000	1,275,026
5 yr. CMT + 2.43%, 5.95%, 1/19/2038 (b)	614,000	647,174
Series I, SOFR + 1.07%, 4.36%, 10/22/2031 (b)	1,320,000	1,315,868
Motorola Solutions, Inc. 5.20%, 8/15/2032	1,050,000	1,083,148
Nabors Industries, Inc.:
7.63%, 11/15/2032 (a)	520,000	511,004
9.13%, 1/31/2030 (a)	365,000	383,695
National Fuel Gas Co. 5.95%, 3/15/2035	526,000	550,527
Navient Corp.:
5.00%, 3/15/2027	205,000	205,258
7.88%, 6/15/2032	200,000	209,104
NCL Corp. Ltd.:
5.88%, 1/15/2031 (a)	205,000	204,293
6.25%, 9/15/2033 (a)	205,000	204,951
Neptune Bidco U.S., Inc. 10.38%, 5/15/2031 (a)	510,000	522,679
NetApp, Inc. 5.50%, 3/17/2032	600,000	624,222
Netflix, Inc.:
5.38%, 11/15/2029 (a)	969,000	1,010,163
5.40%, 8/15/2054	810,000	785,627
New York Life Insurance Co. 6.75%, 11/15/2039 (a)	560,000	640,786
Newell Brands, Inc. 6.38%, 5/15/2030	435,000	425,047
Security Description	Principal Amount	Value
NextEra Energy Capital Holdings, Inc. 5.90%, 3/15/2055	$1,266,000	$1,283,154
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.13%, 2/15/2029 (a)	210,000	218,028
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	1,346,000	1,237,176
Niagara Mohawk Power Corp. 4.65%, 10/3/2030 (a)	1,280,000	1,287,629
NiSource, Inc.:
5.35%, 4/1/2034	1,057,000	1,089,978
5.85%, 4/1/2055	1,057,000	1,054,273
5 yr. CMT + 2.45%, 6.95%, 11/30/2054 (b)	582,000	606,211
Nissan Motor Acceptance Co. LLC 5.63%, 9/29/2028 (a)	360,000	359,791
Northrop Grumman Corp.:
4.03%, 10/15/2047	785,000	630,889
5.20%, 6/1/2054	2,136,000	1,997,673
Novelis Corp. 6.88%, 1/30/2030 (a)	230,000	238,706
NRG Energy, Inc.:
5.75%, 1/15/2034 (a)	160,000	161,368
6.00%, 2/1/2033 (a)	425,000	433,662
Olin Corp. 6.63%, 4/1/2033 (a)	435,000	431,942
Olympus Water U.S. Holding Corp. 7.25%, 2/15/2033 (a)	430,000	432,477
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	729,000	647,906
3.38%, 2/1/2031	690,000	644,908
OneMain Finance Corp.:
6.13%, 5/15/2030	445,000	453,771
6.50%, 3/15/2033	510,000	514,126
7.50%, 5/15/2031	340,000	357,680
Oracle Corp.:
5.20%, 9/26/2035	658,000	631,647
5.88%, 9/26/2045	1,024,000	926,925
O'Reilly Automotive, Inc.:
5.00%, 8/19/2034	680,000	684,937
5.75%, 11/20/2026	564,000	571,716
Outfront Media Capital LLC/Outfront Media Capital Corp. 7.38%, 2/15/2031 (a)	415,000	438,647
Owens Corning 5.70%, 6/15/2034	1,145,000	1,202,548
Panther Escrow Issuer LLC 7.13%, 6/1/2031 (a)	405,000	419,795

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 2/1/2030 (a)	$575,000	$589,409
Paychex, Inc. 5.35%, 4/15/2032	2,503,000	2,592,482
PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/2028	120,000	118,841
Penn Entertainment, Inc. 4.13%, 7/1/2029 (a)	210,000	194,502
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (a)	310,000	302,923
6.88%, 5/15/2032 (a)	245,000	256,598
7.88%, 12/15/2029 (a)	340,000	362,124
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.25%, 2/1/2030 (a)	2,492,000	2,566,536
Permian Resources Operating LLC 6.25%, 2/1/2033 (a)	961,000	986,072
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/2032 (a)	345,000	350,799
10.00%, 9/15/2033 (a)	255,000	262,721
Philip Morris International, Inc.:
5.25%, 2/13/2034	1,160,000	1,199,591
5.38%, 2/15/2033	1,235,000	1,292,563
Phillips Edison Grocery Center Operating Partnership I LP 5.75%, 7/15/2034	1,265,000	1,324,189
PNC Financial Services Group, Inc. SOFR + 1.42%, 5.37%, 7/21/2036 (b)	845,000	870,249
Post Holdings, Inc. 6.38%, 3/1/2033 (a)	535,000	540,216
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,160,000	1,166,322
Prudential Financial, Inc. 5.20%, 3/14/2035	791,000	811,273
PSEG Power LLC 5.20%, 5/15/2030 (a)	871,000	890,850
Qnity Electronics, Inc. 6.25%, 8/15/2033 (a)	275,000	285,599
Qorvo, Inc. 3.38%, 4/1/2031 (a)	848,000	785,053
Quanta Services, Inc. 5.25%, 8/9/2034	1,891,000	1,942,246
Quest Diagnostics, Inc. 5.00%, 12/15/2034	1,189,000	1,203,113
Quikrete Holdings, Inc. 6.75%, 3/1/2033 (a)	685,000	715,263
QXO Building Products, Inc. 6.75%, 4/30/2032 (a)	960,000	1,003,066
Security Description	Principal Amount	Value
Radiate Holdco LLC/Radiate Finance, Inc. 2025 First Lien First Out Term Loan, 4.50%, 9/15/2026 (a)	$90,000	$89,176
Radiology Partners, Inc.:
8.50%, 7/15/2032 (a)	570,000	595,462
9.78%, 2/15/2030 (a)	219,611	211,879
Republic Services, Inc. 5.15%, 3/15/2035	1,217,000	1,256,735
RHP Hotel Properties LP/RHP Finance Corp. 6.50%, 6/15/2033 (a)	585,000	606,996
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 2/1/2033 (a)	920,000	941,924
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp. 6.25%, 10/15/2030 (a)	375,000	382,478
Rocket Cos., Inc.:
6.13%, 8/1/2030 (a)	350,000	361,925
6.38%, 8/1/2033 (a)	350,000	365,568
Rollins, Inc. 5.25%, 2/24/2035	1,294,000	1,321,174
Roper Technologies, Inc. 4.25%, 9/15/2028	774,000	777,119
Royal Caribbean Cruises Ltd.:
5.38%, 7/15/2027 (a)	632,000	636,986
5.38%, 1/15/2036	547,000	549,385
Royalty Pharma PLC 5.95%, 9/25/2055	780,000	774,844
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (a)	109,000	92,646
10.75%, 3/15/2030 (a)	160,000	131,512
Select Medical Corp. 6.25%, 12/1/2032 (a)	225,000	219,890
Service Properties Trust:
Zero Coupon, 9/30/2028 (a)	475,000	429,300
5.50%, 12/15/2027	115,000	113,083
8.88%, 6/15/2032	255,000	251,591
Sirius XM Radio LLC 5.50%, 7/1/2029 (a)	1,025,000	1,033,477
Six Flags Entertainment Corp. 7.25%, 5/15/2031 (a)	150,000	144,071
SM Energy Co. 7.00%, 8/1/2032 (a)	410,000	403,420
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (a)	710,000	716,745
Solventum Corp. 5.40%, 3/1/2029	448,000	464,155
Sonoco Products Co. 4.60%, 9/1/2029	601,000	605,994
Southern Co. Series 2025, VRN, 5 yr. CMT + 2.07%, 6.38%, 3/15/2055 (b)	408,000	425,356

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Southern Co. Gas Capital Corp. Series A, 4.05%, 9/15/2028	$430,000	$430,219
Southern Natural Gas Co. LLC 5.45%, 8/1/2035 (a)	327,000	334,799
Southern Power Co. Series B, 4.90%, 10/1/2035	714,000	706,781
Standard Building Solutions, Inc.:
5.88%, 3/15/2034 (a)	510,000	511,520
6.50%, 8/15/2032 (a)	950,000	979,317
Staples, Inc. 10.75%, 9/1/2029 (a)	450,000	447,521
Star Leasing Co. LLC 7.63%, 2/15/2030 (a)	215,000	200,260
Starwood Property Trust, Inc.:
5.25%, 10/15/2028 (a)	615,000	619,951
6.00%, 4/15/2030 (a)	355,000	363,900
7.25%, 4/1/2029 (a)	330,000	348,259
Starz Capital Holdings LLC 5.50%, 4/15/2029 (a)	70,000	56,389
Station Casinos LLC 6.63%, 3/15/2032 (a)	770,000	787,394
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.00%, 6/1/2031 (a)	300,000	288,078
Sun Communities Operating LP 2.70%, 7/15/2031	1,371,000	1,247,103
SunCoke Energy, Inc. 4.88%, 6/30/2029 (a)	410,000	380,878
Sunoco LP/Sunoco Finance Corp. 6.00%, 4/15/2027	170,000	170,085
SWF Holdings I Corp. 6.50%, 10/1/2029 (a)	95,000	23,556
Talen Energy Supply LLC 6.25%, 2/1/2034 (a)	305,000	311,063
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.:
6.75%, 3/15/2034 (a)	205,000	204,904
7.38%, 2/15/2029 (a)	595,000	614,891
Taylor Morrison Communities, Inc. 5.75%, 11/15/2032 (a)	770,000	792,176
Tenet Healthcare Corp.:
5.50%, 11/15/2032 (a)	130,000	131,853
6.00%, 11/15/2033 (a)	130,000	133,855
6.13%, 6/15/2030	565,000	578,594
Textron, Inc. 5.50%, 5/15/2035	1,209,000	1,252,754
T-Mobile USA, Inc. 5.50%, 1/15/2055	3,171,000	3,005,506
Security Description	Principal Amount	Value
Trans-Allegheny Interstate Line Co. 5.00%, 1/15/2031 (a)	$2,497,000	$2,565,043
TransDigm, Inc.:
6.25%, 1/31/2034 (a)	45,000	46,678
6.38%, 5/31/2033 (a)	660,000	676,969
6.75%, 1/31/2034 (a)	80,000	83,400
6.88%, 12/15/2030 (a)	565,000	591,114
Transocean International Ltd. 7.88%, 10/15/2032 (a)	155,000	161,364
Travelers Cos., Inc. 5.70%, 7/24/2055	515,000	527,200
Trident TPI Holdings, Inc. 12.75%, 12/31/2028 (a)	275,000	281,617
Tronox, Inc. 9.13%, 9/30/2030 (a)	125,000	124,331
Truist Financial Corp.:
Series MTN, SOFR + 1.57%, 5.15%, 8/5/2032 (b)	1,167,000	1,206,024
Series MTN, SOFR + 2.45%, 7.16%, 10/30/2029 (b)	530,000	571,600
U.S. Foods, Inc. 5.75%, 4/15/2033 (a)	770,000	784,337
Uber Technologies, Inc. 4.80%, 9/15/2034	2,450,000	2,445,051
UKG, Inc. 6.88%, 2/1/2031 (a)	280,000	288,375
United Airlines, Inc. 4.63%, 4/15/2029 (a)	560,000	556,909
United Natural Foods, Inc. 6.75%, 10/15/2028 (a)	1,920,000	1,920,000
United Rentals North America, Inc. 5.38%, 11/15/2033 (a)	895,000	894,329
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 8.63%, 6/15/2032 (a)	290,000	285,899
Univision Communications, Inc. 8.50%, 7/31/2031 (a)	705,000	735,964
Upbound Group, Inc. 6.38%, 2/15/2029 (a)	160,000	157,709
Vail Resorts, Inc.:
5.63%, 7/15/2030 (a)	745,000	757,449
6.50%, 5/15/2032 (a)	205,000	212,872
Venture Global LNG, Inc.:
8.13%, 6/1/2028 (a)	375,000	381,218
8.38%, 6/1/2031 (a)	670,000	666,402
9.88%, 2/1/2032 (a)	175,000	180,761
Venture Global Plaquemines LNG LLC:
6.13%, 12/15/2030 (a)	390,000	397,071
6.50%, 1/15/2034 (a)	410,000	419,721
7.50%, 5/1/2033 (a)	120,000	129,704
Veralto Corp.:
5.35%, 9/18/2028	413,000	425,729
5.45%, 9/18/2033	640,000	668,256

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
VeriSign, Inc. 5.25%, 6/1/2032	$1,555,000	$1,598,509
Verisk Analytics, Inc. 5.25%, 6/5/2034	1,228,000	1,256,833
Veritiv Operating Co. 10.50%, 11/30/2030 (a)	415,000	446,702
Verizon Communications, Inc. 5.75%, 11/30/2045	1,578,000	1,568,390
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	1,336,000	1,319,273
VICI Properties LP/VICI Note Co., Inc. 4.63%, 12/1/2029 (a)	2,540,000	2,536,012
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (a)	990,000	1,044,410
Viking Cruises Ltd. 5.88%, 10/15/2033 (a)	2,170,000	2,206,434
Viper Energy Partners LLC 4.90%, 8/1/2030	901,000	911,253
Virginia Electric & Power Co.:
5.55%, 8/15/2054	564,000	547,785
Series D, 5.60%, 9/15/2055	651,000	633,403
Vistra Operations Co. LLC:
4.38%, 5/1/2029 (a)	667,000	658,469
6.88%, 4/15/2032 (a)	305,000	321,147
7.75%, 10/15/2031 (a)	325,000	344,643
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	155,000	152,735
VoltaGrid LLC 7.38%, 11/1/2030 (a)	410,000	406,281
Voyager Parent LLC 9.25%, 7/1/2032 (a)	345,000	365,931
VSP Optical Group, Inc. 5.45%, 12/1/2035 (a)	465,000	468,315
VT Topco, Inc. 8.50%, 8/15/2030 (a)	290,000	302,554
Walker & Dunlop, Inc. 6.63%, 4/1/2033 (a)	405,000	415,307
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	870,000	920,356
Warnermedia Holdings, Inc.:
4.05%, 3/15/2029	595,000	575,621
4.28%, 3/15/2032	250,000	219,475
5.05%, 3/15/2042	430,000	303,713
Waste Connections, Inc. 5.25%, 9/1/2035	1,052,000	1,089,399
Watco Cos. LLC/Watco Finance Corp. 7.13%, 8/1/2032 (a)	530,000	554,915
Wayfair LLC:
6.75%, 11/15/2032 (a)	510,000	525,259
7.25%, 10/31/2029 (a)	275,000	286,470
WBI Operating LLC 6.50%, 10/15/2033 (a)	595,000	592,816
Weatherford International Ltd. 6.75%, 10/15/2033 (a)	715,000	732,053
Security Description	Principal Amount	Value
WEC Energy Group, Inc. VRN, 5 yr. CMT + 1.91%, 5.63%, 5/15/2056 (b)	$913,000	$918,861
Wells Fargo & Co.:
SOFR + 1.34%, 4.89%, 9/15/2036 (b)	2,708,000	2,699,334
SOFR + 1.50%, 5.15%, 4/23/2031 (b)	2,583,000	2,665,010
WESCO Distribution, Inc. 6.38%, 3/15/2033 (a)	210,000	219,133
Westinghouse Air Brake Technologies Corp. 4.90%, 5/29/2030	2,526,000	2,583,744
Whirlpool Corp. 6.50%, 6/15/2033	350,000	339,444
Willis North America, Inc. 4.55%, 3/15/2031	734,000	735,402
Windstream Services LLC 7.50%, 10/15/2033 (a)	320,000	327,962
Windstream Services LLC/Windstream Escrow Finance Corp. 8.25%, 10/1/2031 (a)	350,000	367,353
Workday, Inc. 3.80%, 4/1/2032	632,000	604,894
WR Grace Holdings LLC 5.63%, 8/15/2029 (a)	470,000	446,293
WULF Compute LLC 7.75%, 10/15/2030 (a)	320,000	329,629
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (a)	585,000	577,114
XHR LP:
4.88%, 6/1/2029 (a)	1,125,000	1,109,239
6.63%, 5/15/2030 (a)	2,395,000	2,467,664
XPO, Inc. 7.13%, 6/1/2031 (a)	680,000	709,199
Zimmer Biomet Holdings, Inc. 5.20%, 9/15/2034	1,169,000	1,192,053
Zoetis, Inc.:
4.15%, 8/17/2028	1,277,000	1,284,023
4.70%, 2/1/2043	515,000	472,662
		360,917,462
VIETNAM — 0.0% *
Mong Duong Finance Holdings BV 5.13%, 5/7/2029	637,319	630,825
TOTAL CORPORATE BONDS & NOTES (Cost $484,509,233)		490,669,197
ASSET-BACKED SECURITIES — 10.9%
AASET Ltd. Series 2024-2A, Class A, ABS, 5.93%, 9/16/2049 (a)	2,994,932	3,036,885

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
AASET MT-1 Ltd. Series 2025-3A, Class B, ABS, 5.73%, 2/16/2050 (a)	$3,484,292	$3,470,763
AASET Trust Series 2024-1A, Class B, 6.90%, 5/16/2049 (a)	417,784	424,682
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM1, Class A2C, ABS, 1 mo. USD Term SOFR + 0.41%, 4.15%, 7/25/2036 (b)	8,136,273	1,942,206
Series 2007-WM2, Class A2C, ABS, 1 mo. USD Term SOFR + 0.67%, 4.41%, 2/25/2037 (b)	2,504,412	1,019,438
Affirm Asset Securitization Trust Series 2025-X1, Class B, ABS, 5.19%, 4/15/2030 (a)	3,500,000	3,514,160
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-FR1, Class M5, 3.70%, 5/25/2034 (e)	4,804,032	3,664,919
AMSR Trust:
Series 2021-SFR2, Class E1, ABS, 2.48%, 8/17/2038 (a)	3,000,000	2,946,961
Series 2021-SFR2, Class F1, ABS, 3.28%, 8/17/2038 (a)	3,000,000	2,952,200
Series 2021-SFR2, Class F2, ABS, 3.67%, 8/17/2038 (a)	2,000,000	1,971,617
Series 2023-SFR1, Class B, 4.00%, 4/17/2040 (a)	12,000,000	11,848,717
Series 2023-SFR2, Class A, 3.95%, 6/17/2040 (a)	6,800,000	6,738,271
Anthelion CLO Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR + 1.50%, 5.82%, 7/20/2036 (a) (b)	4,000,000	4,005,340
Apidos CLO XLI Ltd. Series 2022-41A, Class D1R, 3 mo. USD Term SOFR + 3.00%, 6.88%, 10/20/2037 (a) (b)	1,000,000	997,600
Apidos CLO XXXIX Ltd. Series 2022-39A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.23%, 5.40%, 10/21/2038 (a) (b)	1,000,000	999,719
APL Finance DAC Series 2025-1A, Class B, 5.28%, 3/20/2036 (a)	1,852,000	1,837,395
Security Description	Principal Amount	Value
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2021-FL4, Class A, 1 mo. USD Term SOFR + 1.46%, 5.21%, 11/15/2036 (a) (b)	$1,312,813	$1,312,825
Series 2022-FL1, Class A, 30 day USD SOFR Average + 1.45%, 5.43%, 1/15/2037 (a) (b)	727,099	727,123
Argent Securities Trust Series 2006-M1, Class A2B, ABS, 1 mo. USD Term SOFR + 0.29%, 4.03%, 7/25/2036 (b)	16,723,141	4,265,646
AutoNation Finance Trust Series 2025-1A, Class C, ABS, 5.19%, 12/10/2030 (a)	3,250,000	3,315,921
Avant Loans Funding Trust Series 2024-REV1, Class A, 5.92%, 10/15/2033 (a)	3,000,000	3,035,829
Bain Capital Credit CLO Ltd.:
Series 2023-2A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.32%, 5.20%, 7/18/2038 (a) (b)	2,000,000	2,003,542
Series 2024-4A, Class D1, 3 mo. USD Term SOFR + 3.10%, 6.96%, 10/23/2037 (a) (b)	500,000	498,650
Series 2025-3A, Class D1, ABS, 3 mo. USD Term SOFR + 2.85%, 7.07%, 7/23/2038 (a) (b)	1,000,000	996,500
Bayswater Park CLO Ltd. Series 2023-1A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.21%, 4.94%, 1/20/2039 (a) (b)	3,500,000	3,500,000
BDS LLC Series 2024-FL13, Class A, 1 mo. USD Term SOFR + 1.58%, 5.31%, 9/19/2039 (a) (b)	1,900,000	1,904,725
Benefit Street Partners CLO 46 Ltd. Series 2025-46A, Class A, ABS, 3 mo. USD Term SOFR + 1.21%, 0.00%, 1/25/2039 (a) (b) (f) (g)	2,000,000	2,000,000
Benefit Street Partners CLO IX Ltd. Series 2016-9A, Class D1R2, ABS, 3 mo. USD Term SOFR + 3.10%, 6.98%, 10/20/2037 (a) (b)	1,000,000	1,001,356

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Benefit Street Partners CLO XXXII Ltd. Series 2023-32A, Class AR, ABS, 3 mo. USD Term SOFR + 1.21%, 5.07%, 10/25/2038 (a) (b)	$5,000,000	$5,000,000
Benefit Street Partners CLO XXXVII Ltd. Series 2024-37A, Class D1, ABS, 3 mo. USD Term SOFR + 2.85%, 6.71%, 1/25/2038 (a) (b)	1,000,000	998,842
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A, Class B, ABS, 3.45%, 7/15/2046 (a)	3,184,131	3,059,631
BlueMountain CLO XXIII Ltd. Series 2018-23A, Class D1R, 3 mo. USD Term SOFR + 3.85%, 7.73%, 7/20/2037 (a) (b)	1,000,000	1,001,639
BNC Mortgage Loan Trust Series 2006-1, Class A1, ABS, 1 mo. USD Term SOFR + 0.47%, 3.92%, 10/25/2036 (b)	14,567,875	10,108,611
Brant Point CLO Ltd. Series 2024-5A, Class D1, ABS, 3 mo. USD Term SOFR + 3.10%, 6.98%, 10/20/2037 (a) (b)	500,000	497,750
Bridge Street CLO II Ltd. Series 2021-1A, Class A1A, ABS, 3 mo. USD Term SOFR + 1.49%, 5.38%, 7/20/2034 (a) (b)	2,100,000	2,101,260
Business Jet Securities LLC Series 2024-2A, Class B, ABS, 5.75%, 9/15/2039 (a)	2,443,852	2,439,862
Canyon Capital CLO Ltd.:
Series 2017-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.26%, 7.17%, 7/15/2030 (a) (b)	1,000,000	998,248
Series 2021-1A, Class DR, ABS, 3 mo. USD Term SOFR + 2.90%, 6.80%, 4/15/2034 (a) (b)	2,000,000	1,982,710
Canyon CLO Ltd. Series 2020-1A, Class DR2, ABS, 3 mo. USD Term SOFR + 3.10%, 7.00%, 7/15/2034 (a) (b)	1,000,000	999,158
Carlyle Global Market Strategies CLO Ltd. Series 2016-3A, Class DRRR, ABS, 3 mo. USD Term SOFR + 2.85%, 6.73%, 7/20/2034 (a) (b)	1,000,000	998,204
Security Description	Principal Amount	Value
Carlyle U.S. CLO Ltd.:
Series 2021-8A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.27%, 5.25%, 10/15/2038 (a) (b)	$3,000,000	$3,002,328
Series 2022-5A, Class D1R, 3 mo. USD Term SOFR + 3.15%, 7.05%, 10/15/2037 (a) (b)	500,000	499,106
Series 2023-3A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.23%, 5.13%, 10/15/2038 (a) (b)	2,500,000	2,498,000
Series 2024-5A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 6.86%, 10/25/2036 (a) (b)	1,000,000	997,900
Series 2025-5A, Class D1, ABS, 3 mo. USD Term SOFR + 2.60%, 6.25%, 1/15/2039 (a) (b)	2,000,000	2,000,000
Carvana Auto Receivables Trust Series 2025-P2, Class B, ABS, 5.11%, 7/10/2031	1,200,000	1,223,813
CBAM Ltd. Series 2017-1A, Class AR2, ABS, 3 mo. USD Term SOFR + 1.39%, 5.27%, 1/20/2038 (a) (b)	700,000	701,470
Cedar Funding XIX CLO Ltd. Series 2024-19A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 6.86%, 1/23/2038 (a) (b)	1,000,000	998,841
Chase Auto Owner Trust Series 2024-5A, Class A4, ABS, 4.15%, 3/25/2030 (a)	5,250,000	5,287,235
CIFC Funding Ltd.:
Series 2018-2A, Class D1R, 3 mo. USD Term SOFR + 3.05%, 6.93%, 10/20/2037 (a) (b)	1,000,000	998,201
Series 2020-3A, Class A1R2, ABS, 3 mo. USD Term SOFR + 1.21%, 5.07%, 10/20/2038 (a) (b)	2,750,000	2,747,800
Series 2021-5A, Class D1R, ABS, 3 mo. USD Term SOFR + 2.75%, 6.65%, 1/15/2038 (a) (b)	1,000,000	1,000,166
Series 2021-6A, Class B, 3 mo. USD Term SOFR + 1.91%, 5.82%, 10/15/2034 (a) (b)	1,000,000	999,200

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2022-3A, Class B, 3 mo. USD Term SOFR + 2.00%, 5.87%, 4/21/2035 (a) (b)	$2,000,000	$1,998,600
Cloud Capital Holdco LP Series 2024-2A, Class A2, ABS, 5.92%, 11/22/2049 (a)	2,000,000	2,022,204
Clover CLO LLC:
Series 2018-1A, Class A1RR, 3 mo. USD Term SOFR + 1.53%, 5.41%, 4/20/2037 (a) (b)	500,000	500,500
Series 2021-3A, Class DR, ABS, 3 mo. USD Term SOFR + 2.55%, 6.41%, 1/25/2035 (a) (b)	1,000,000	998,217
Cologix Data Centers U.S. Issuer LLC Series 2021-1A, Class A2, 3.30%, 12/26/2051 (a)	3,250,000	3,194,957
Compass Datacenters Issuer II LLC Series 2024-2A, Class B2, 6.00%, 8/25/2049 (a)	250,000	250,505
Crown City CLO I Series 2020-1A, Class A1RR, ABS, 3 mo. USD Term SOFR + 1.37%, 5.53%, 7/20/2038 (a) (b)	2,000,000	2,002,198
CyrusOne Data Centers Issuer I LLC:
Series 2023-1A, Class A2, 4.30%, 4/20/2048 (a)	1,000,000	982,507
Series 2024-2A, Class A2, 4.50%, 5/20/2049 (a)	2,250,000	2,195,567
DataBank Issuer II LLC Series 2025-1A, Class A2, ABS, 5.18%, 9/27/2055 (a)	3,500,000	3,457,472
DataBank Issuer LLC Series 2023-1A, Class A2, 5.12%, 2/25/2053 (a)	4,000,000	3,978,130
Dryden 37 Senior Loan Fund Series 2015-37A, Class BR, 3 mo. USD Term SOFR + 1.66%, 5.57%, 1/15/2031 (a) (b)	1,626,877	1,629,155
Dryden 68 CLO Ltd. Series 2019-68A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 7.52%, 7/15/2035 (a) (b)	1,500,000	1,488,758
Eldridge CLO Ltd. Series 2025-1A, Class A1, 3 mo. USD Term SOFR + 1.33%, 5.25%, 10/20/2038 (a) (b)	1,000,000	1,000,442
Security Description	Principal Amount	Value
Elmwood CLO XII Ltd. Series 2021-5A, Class D1R, ABS, 3 mo. USD Term SOFR + 3.10%, 7.00%, 10/15/2037 (a) (b)	$1,000,000	$998,049
Empower CLO Ltd.:
Series 2022-1A, Class D1R, ABS, 3 mo. USD Term SOFR + 3.00%, 6.88%, 10/20/2037 (a) (b)	1,000,000	998,201
Series 2023-2A, Class AR, ABS, 3 mo. USD Term SOFR + 1.32%, 5.22%, 10/15/2038 (a) (b)	1,000,000	1,001,900
First Franklin Mortgage Loan Trust Series 2007-FF2, Class A1, ABS, 1 mo. USD Term SOFR + 0.39%, 4.13%, 3/25/2037 (b)	7,960,771	4,192,060
FMC GMSR Issuer Trust:
Series 2020-GT1, Class A, CMO, VRN, 4.45%, 1/25/2026 (a) (b)	3,000,000	2,983,777
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (a) (b)	2,650,000	2,566,871
FS Rialto Issuer LLC:
Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.33%, 5.07%, 5/16/2038 (a) (b)	632,744	632,597
Series 2025-FL10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.12%, 8/19/2042 (a) (b)	1,670,000	1,667,192
GAIA Aviation Ltd. Series 2019-1, Class A, 3.97%, 12/15/2044 (a) (e)	823,645	816,013
GLS Auto Select Receivables Trust Series 2024-4A, Class C, ABS, 4.75%, 11/15/2030 (a)	3,700,000	3,722,535
GoldenTree Loan Management U.S. CLO 17 Ltd. Series 2023-17A, Class AR, ABS, 3 mo. USD Term SOFR + 1.28%, 5.16%, 1/20/2039 (a) (b)	1,000,000	1,001,200
GoldenTree Loan Management U.S. CLO 27 Ltd. Series 2025-27A, Class D, ABS, 3 mo. USD Term SOFR + 2.60%, 6.42%, 1/20/2039 (a) (b)	1,000,000	1,000,000
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS, Class C, 3.50%, 10/20/2048 (a)	3,166,985	1,189,930

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
GreenSky Home Improvement Issuer Trust Series 2025-3A, Class E, ABS, 7.83%, 12/27/2060 (a)	$3,107,000	$3,169,795
Greystone CRE Notes Ltd.:
Series 2021-FL3, Class A, 1 mo. USD Term SOFR + 1.13%, 4.88%, 7/15/2039 (a) (b)	142,146	142,093
Series 2021-FL3, Class B, ABS, 1 mo. USD Term SOFR + 1.76%, 5.51%, 7/15/2039 (a) (b)	2,925,000	2,917,024
GSAA Home Equity Trust:
Series 2007-10, Class A2A, 6.50%, 11/25/2037	2,091,665	728,325
Series 2007-4, Class A3A, ABS, 1 mo. USD Term SOFR + 0.71%, 4.45%, 3/25/2037 (b)	5,210,660	2,038,991
Hardee's Funding LLC Series 2018-1A, Class A23, ABS, 5.71%, 6/20/2048 (a)	1,576,750	1,567,983
Hilton Grand Vacations Trust Series 2025-3EXT, Class B, ABS, 4.90%, 10/25/2044 (a)	3,450,000	3,458,320
Horizon Aircraft Finance IV Ltd. Series 2024-1, Class A, ABS, 5.38%, 9/15/2049 (a)	2,343,750	2,366,754
ICG U.S. CLO I Ltd. Series 2023-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.38%, 5.26%, 7/18/2038 (a) (b)	1,000,000	1,003,700
JOL Air Ltd. Series 2019-1, Class A, 3.97%, 4/15/2044 (a)	1,519,785	1,512,508
Katayma CLO II Ltd. Series 2024-2A, Class D, ABS, 3 mo. USD Term SOFR + 4.50%, 8.38%, 4/20/2037 (a) (b)	730,000	730,657
Kennedy Lewis CLO 12 Ltd. Series 2023-12A, Class AR, ABS, 3 mo. USD Term SOFR + 1.33%, 5.61%, 7/20/2038 (a) (b)	1,500,000	1,503,089
Kennedy Lewis CLO 13 Ltd. Series 2023-13A, Class A1, ABS, 3 mo. USD Term SOFR + 1.80%, 5.67%, 1/20/2037 (a) (b)	1,000,000	1,000,400
KREF Ltd. Series 2021-FL2, Class A, ABS, 1 mo. USD Term SOFR + 1.18%, 4.92%, 2/15/2039 (a) (b)	764,400	764,079
Security Description	Principal Amount	Value
LCM XVIII LP Series 18A, Class CR, 3 mo. USD Term SOFR + 2.11%, 6.00%, 4/20/2031 (a) (b)	$1,435,000	$1,429,691
Lewey Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 2.95%, 6.82%, 10/21/2037 (a) (b)	1,000,000	996,298
LMRK Issuer Co. 2 LLC Series 2025-1A, Class A, ABS, 5.52%, 9/15/2055 (a)	3,500,000	3,530,498
Lodi Park CLO Ltd. Series 2024-1A, Class D1, 3 mo. USD Term SOFR + 3.00%, 6.87%, 7/21/2037 (a) (b)	500,000	500,037
Lunar Structured Aircraft Portfolio Notes Series 2021-1, Class B, ABS, 3.43%, 10/15/2046 (a)	667,107	637,570
Madison Park Funding LXIII Ltd. Series 2023-63A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.40%, 5.27%, 7/21/2038 (a) (b)	3,000,000	3,008,325
Magnetite XLII Ltd. Series 2024-42A, Class D1, ABS, 3 mo. USD Term SOFR + 2.80%, 6.66%, 1/25/2038 (a) (b)	500,000	501,054
Magnetite XXXI Ltd. Series 2021-31A, Class E, 3 mo. USD Term SOFR + 6.26%, 10.17%, 7/15/2034 (a) (b)	500,000	498,125
Magnetite XXXIII Ltd. Series 2022-33A, Class DR, ABS, 3 mo. USD Term SOFR + 3.00%, 6.88%, 10/20/2037 (a) (b)	1,000,000	997,420
Magnetite XXXV Ltd. Series 2022-35A, Class A1RR, ABS, 3 mo. USD Term SOFR + 1.20%, 4.92%, 1/25/2039 (a) (b)	5,000,000	4,998,000
Mariner Finance Issuance Trust Series 2024-BA, Class A, ABS, 4.91%, 11/20/2038 (a)	2,250,000	2,277,676
Merrill Lynch Mortgage Investors Trust:
Series 2006-HE4, Class A2B, 1 mo. USD Term SOFR + 0.31%, 4.05%, 7/25/2037 (b)	3,557,862	611,815
Series 2006-HE4, Class A2C, 1 mo. USD Term SOFR + 0.41%, 4.15%, 7/25/2037 (b)	4,924,280	849,547

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2006-WMC2, Class A1, 1 mo. USD Term SOFR + 0.59%, 4.47%, 3/25/2037 (b)	$30,824,182	$7,580,978
MF1 LLC Series 2022-FL9, Class A, 1 mo. USD Term SOFR + 2.15%, 5.88%, 6/19/2037 (a) (b)	1,447,838	1,448,517
MF1 Ltd. Series 2021-FL7, Class A, ABS, 1 mo. USD Term SOFR + 1.19%, 4.93%, 10/16/2036 (a) (b)	400,548	400,424
MF1 Trust Series 2024-FL15, Class A, 1 mo. USD Term SOFR + 1.69%, 5.42%, 8/18/2041 (a) (b)	1,750,000	1,754,252
MVW LLC:
Series 2021-1WA, Class C, ABS, 1.94%, 1/22/2041 (a)	250,240	241,710
Series 2021-1WA, Class D, ABS, 3.17%, 1/22/2041 (a)	417,066	398,968
OCP CLO Ltd. Series 2021-21A, Class D1R, ABS, 3 mo. USD Term SOFR + 2.65%, 6.53%, 1/20/2038 (a) (b)	1,000,000	987,000
Octagon Investment Partners 27 Ltd. Series 2016-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.21%, 7.12%, 7/15/2030 (a) (b)	500,000	494,800
Octagon Investment Partners 40 Ltd. Series 2019-1A, Class DR, ABS, 3 mo. USD Term SOFR + 3.61%, 7.50%, 1/20/2035 (a) (b)	500,000	493,750
OHA Credit Funding 2 Ltd. Series 2019-2A, Class D1R2, ABS, 3 mo. USD Term SOFR + 2.70%, 6.57%, 1/21/2038 (a) (b)	1,500,000	1,505,179
Pagaya AI Debt Grantor Trust Series 2025-1, Class B, ABS, 5.63%, 7/15/2032 (a)	2,999,744	3,010,238
Palmer Square CLO Ltd. Series 2021-3A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.29%, 5.19%, 10/15/2038 (a) (b)	2,000,000	2,004,704
Peace Park CLO Ltd. Series 2021-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.25%, 5.13%, 10/20/2038 (a) (b)	2,000,000	2,002,654
Security Description	Principal Amount	Value
PPM CLO Ltd. Series 2018-1A, Class D, 3 mo. USD Term SOFR + 3.51%, 7.42%, 7/15/2031 (a) (b)	$500,000	$502,807
PRET LLC:
Series 2024-NPL6, Class A1, ABS, 5.93%, 10/25/2054 (a) (e)	4,088,259	4,090,572
Series 2024-NPL9, Class A1, ABS, 5.85%, 12/25/2054 (a) (e)	5,201,040	5,203,944
Series 2025-NPL7, Class A1, ABS, 5.66%, 7/25/2055 (a) (e)	3,352,458	3,361,153
Progress Residential Trust:
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,919,593	7,820,568
Series 2022-SFR5, Class A, 4.45%, 6/17/2039 (a)	2,556,347	2,555,622
Series 2023-SFR2, Class A, 4.50%, 10/17/2040 (a)	9,390,600	9,388,055
Series 2024-SFR3, Class B, 3.50%, 6/17/2041 (a)	25,000,000	24,015,300
Series 2024-SFR5, Class C, 3.25%, 8/9/2029 (a) (b)	2,800,000	2,642,914
Renaissance Home Equity Loan Trust Series 2006-2, Class AF4, ABS, 6.12%, 8/25/2036 (e)	8,664,451	3,149,384
Retained Vantage Data Centers Issuer LLC Series 2023-1A, Class B, 5.75%, 9/15/2048 (a)	2,500,000	2,495,667
RR 8 Ltd. Series 2020-8A, Class A1A2, ABS, 3 mo. USD Term SOFR + 1.23%, 4.98%, 1/15/2039 (a) (b)	2,000,000	2,000,000
Sabey Data Center Issuer LLC Series 2022-1, Class A2, ABS, 5.00%, 6/20/2047 (a)	2,000,000	2,000,521
Securitized Asset-Backed Receivables LLC Trust:
Series 2007-BR4, Class A2A, ABS, 1 mo. USD Term SOFR + 0.29%, 4.03%, 5/25/2037 (b)	3,083,302	1,868,358
Series 2007-BR4, Class A2B, ABS, 1 mo. USD Term SOFR + 0.51%, 4.25%, 5/25/2037 (b)	21,425,384	12,998,338
Series 2007-BR5, Class A2B, 1 mo. USD Term SOFR + 0.47%, 4.21%, 5/25/2037 (b)	27,841,345	21,772,033

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Shackleton CLO Ltd. Series 2013-3A, Class DR, 3 mo. USD Term SOFR + 3.28%, 7.19%, 7/15/2030 (a) (b)	$1,080,000	$1,070,928
Shenton Aircraft Investment I Ltd. Series 2015-1A, Class A, ABS, 4.75%, 10/15/2042 (a)	1,283,732	1,249,719
SoFi Consumer Loan Program Trust:
Series 2025-2, Class B, ABS, 4.97%, 6/25/2034 (a)	5,500,000	5,543,040
Series 2025-3, Class B, ABS, 4.67%, 8/15/2034 (a)	3,126,000	3,132,030
Series 2025-4, Class D, ABS, 5.27%, 8/25/2035 (a)	3,700,000	3,705,591
Sound Point CLO II Ltd. Series 2013-1A, Class A1R, 3 mo. USD Term SOFR + 1.33%, 5.19%, 1/26/2031 (a) (b)	35,618	35,607
Sound Point CLO XVIII Ltd. Series 2017-4A, Class C, 3 mo. USD Term SOFR + 2.76%, 6.65%, 1/21/2031 (a) (b)	1,500,000	1,457,550
Sound Point CLO XX Ltd. Series 2018-2A, Class C, 3 mo. USD Term SOFR + 2.21%, 6.07%, 7/26/2031 (a) (b)	500,000	500,000
Sound Point CLO XXIII Series 2019-2A, Class AR, ABS, 3 mo. USD Term SOFR + 1.43%, 5.34%, 7/15/2034 (a) (b)	850,000	849,745
Sound Point CLO XXIII Ltd. Series 2019-2A, Class ER, 3 mo. USD Term SOFR + 6.73%, 10.64%, 7/15/2034 (a) (b)	1,000,000	886,223
Sound Point CLO XXVI Ltd. Series 2020-1A, Class DR, 3 mo. USD Term SOFR + 3.61%, 7.50%, 7/20/2034 (a) (b)	500,000	488,435
Sound Point CLO XXVIII Ltd. Series 2020-3A, Class D, ABS, 3 mo. USD Term SOFR + 3.91%, 7.77%, 1/25/2032 (a) (b)	4,000,000	3,966,672
Sound Point CLO XXXIII Ltd. Series 2022-1A, Class D, ABS, 3 mo. USD Term SOFR + 3.30%, 7.16%, 4/25/2035 (a) (b)	700,000	673,120
Security Description	Principal Amount	Value
Start II Ltd. Series 2019-1, Class A, 4.09%, 3/15/2044 (a)	$300,713	$299,984
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA, Class C, ABS, 4.44%, 8/20/2030 (a)	3,600,000	3,602,814
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 1 mo. USD Term SOFR + 0.45%, 4.19%, 12/25/2036 (b)	346,249	334,912
Subway Funding LLC Series 2024-1A, Class A23, 6.51%, 7/30/2054 (a)	1,485,000	1,528,112
Sunrun Demeter Issuer LLC Series 2021-2A, Class A, 2.27%, 1/30/2057 (a)	2,273,600	2,009,416
Switch ABS Issuer LLC Series 2024-2A, Class B, 6.20%, 6/25/2054 (a)	3,000,000	3,021,150
Textainer Marine Containers VII Ltd. Series 2024-1A, Class A, 5.25%, 8/20/2049 (a)	1,844,500	1,854,712
TIF Funding II LLC:
Series 2021-1A, Class A, ABS, 1.65%, 2/20/2046 (a)	3,010,417	2,760,744
Series 2021-1A, Class B, ABS, 2.54%, 2/20/2046 (a)	1,204,167	1,075,179
Trestles CLO VIII Ltd. Series 2025-8A, Class A1, ABS, 3 mo. USD Term SOFR + 1.33%, 5.63%, 6/11/2035 (a) (b)	1,000,000	1,000,700
Tricon Residential Trust:
Series 2023-SFR1, Class A, 5.10%, 7/17/2040 (a)	9,958,612	9,981,302
Series 2024-SFR3, Class C, 5.25%, 8/17/2041 (a)	5,850,000	5,829,216
Series 2025-SFR2, Class A, ABS, 5.20%, 8/17/2044 (a)	10,403,337	10,518,616
Trimaran CAVU Ltd. Series 2021-3A, Class D, ABS, 3 mo. USD Term SOFR + 4.04%, 7.93%, 1/18/2035 (a) (b)	750,000	753,006
TRTX Issuer Ltd. Series 2022-FL5, Class A, 1 mo. USD Term SOFR + 1.65%, 5.39%, 2/15/2039 (a) (b)	1,178,592	1,178,586

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Upstart Securitization Trust:
Series 2025-2, Class B, ABS, 5.62%, 6/20/2035 (a)	$3,500,000	$3,518,986
Series 2025-4, Class A2, ABS, 4.56%, 11/20/2035 (a)	3,550,000	3,554,536
Voya CLO Ltd.:
Series 2013-1A, Class BR, 3 mo. USD Term SOFR + 2.16%, 6.07%, 10/15/2030 (a) (b)	1,000,000	998,200
Series 2023-1A, Class A1R, ABS, 3 mo. USD Term SOFR + 1.21%, 4.96%, 1/20/2039 (a) (b)	3,000,000	2,999,232
Warwick Capital CLO 1 Ltd. Series 2023-1A, Class AR, ABS, 3 mo. USD Term SOFR + 1.28%, 5.25%, 10/20/2038 (a) (b)	2,000,000	2,000,490
Warwick Capital CLO 6 Ltd. Series 2025-6A, Class A1, ABS, 3 mo. USD Term SOFR + 1.43%, 5.53%, 7/20/2038 (a) (b)	2,000,000	2,010,600
Washington Mutual Asset-Backed Certificates WMABS Trust Series 2007-HE2, Class 2A2, 1 mo. USD Term SOFR + 0.55%, 4.29%, 2/25/2037 (b)	12,494,642	3,796,312
Wellfleet CLO Ltd. Series 2024-2A, Class D1, ABS, 3 mo. USD Term SOFR + 3.00%, 6.88%, 2/25/2038 (a) (b)	500,000	499,600
Wind River CLO Ltd.:
Series 2021-1A, Class D1R, 3 mo. USD Term SOFR + 3.95%, 7.83%, 7/20/2037 (a) (b)	1,000,000	998,187
Series 2021-3A, Class D1AR, ABS, 3 mo. USD Term SOFR + 3.00%, 6.88%, 4/20/2038 (a) (b)	1,000,000	998,201
Zayo Issuer LLC Series 2025-1A, Class B, ABS, 6.09%, 3/20/2055 (a)	1,920,000	1,952,918
TOTAL ASSET-BACKED SECURITIES (Cost $453,099,933)		442,105,057
Security Description	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
BRAZIL — 0.0% *
Brazil Government International Bonds 4.75%, 1/14/2050	$1,100,000	$800,023
COLOMBIA — 0.0% *
Colombia Government International Bonds 4.13%, 5/15/2051	1,500,000	926,322
DOMINICAN REPUBLIC — 0.0% *
Dominican Republic International Bonds:
4.50%, 1/30/2030	300,000	292,762
5.95%, 1/25/2027	1,000,000	1,010,834
		1,303,596
GUATEMALA — 0.1%
Guatemala Government Bonds:
4.38%, 6/5/2027	600,000	595,575
4.88%, 2/13/2028	200,000	200,344
5.25%, 8/10/2029	1,600,000	1,615,503
		2,411,422
MEXICO — 0.1%
Mexico Government International Bonds:
4.50%, 4/22/2029	200,000	200,646
6.34%, 5/4/2053	2,000,000	1,905,888
		2,106,534
MOROCCO — 0.1%
Morocco Government International Bonds:
2.38%, 12/15/2027	1,200,000	1,151,699
3.00%, 12/15/2032	300,000	264,114
4.00%, 12/15/2050	200,000	145,199
5.95%, 3/8/2028	200,000	205,711
		1,766,723
PARAGUAY — 0.0% *
Paraguay Government International Bonds 4.70%, 3/27/2027	986,000	992,011
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $10,829,707)		10,306,631
Shares
COMMON STOCKS — 0.0% *
FRANCE — 0.0% *
Luxco Co. Ltd. (c) (h)	3,217	57,618

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
NETHERLANDS — 0.0%
Stichting Administratiekantoor (c) (h)	972	$—
TOTAL COMMON STOCKS (Cost $52,931)		57,618
	Principal Amount
SENIOR FLOATING RATE LOANS — 0.9%
ADVERTISING SERVICES — 0.0% *
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.00%, 7.83%, 8/23/2028 (b)	$100,000	100,393
AEROSPACE & DEFENSE — 0.1%
Air Comm Corp. LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.75%, 6.44%, 12/11/2031 (b)	326,639	328,250
Dynasty Acquisition Co., Inc.:
2024 1st Lien Term Loan B1, 1 mo. USD Term SOFR + 2.00%, 5.72%, 10/31/2031 (b)	136,268	136,934
2024 1st Lien Term Loan B2, 1 mo. USD Term SOFR + 2.00%, 5.72%, 10/31/2031 (b)	51,832	52,085
Kaman Corp.:
2025 Delayed Draw Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.43%, 2/26/2032 (b)	3,459	3,477
2025 Term Loan B, 6 mo. USD Term SOFR + 2.50%, 6.32%, 2/26/2032 (b)	381,874	383,881
TransDigm, Inc.:
2024 Term Loan L, 1 mo. USD Term SOFR + 2.50%, 6.22%, 1/19/2032 (b)	256,750	258,068
2025 Term Loan M, 1 mo. USD Term SOFR + 2.50%, 6.22%, 8/19/2032 (b)	234,412	235,654
		1,398,349
AIRLINES — 0.0% *
American Airlines, Inc.:
2025 Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.13%, 4/20/2028 (b)	200,493	201,219
2025 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.13%, 5/28/2032 (b)	139,300	140,172
		341,391
Security Description	Principal Amount	Value
APPAREL — 0.0% *
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.97%, 12/21/2028 (b)	$29,625	$29,707
AUTO PARTS & EQUIPMENT — 0.0% *
American Axle & Manufacturing, Inc., 2025 Incremental Term Loan C (i)	115,000	115,239
Clarios Global LP, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.22%, 5/6/2030 (b)	404,885	405,940
DexKo Global, Inc., 2021 USD Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.58%, 10/4/2028 (b)	80,362	79,935
		601,114
BIOTECHNOLOGY — 0.0% *
Genmab AS, Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.73%, 12/13/2032 (b)	105,000	105,624
BUILDING MATERIALS — 0.0% *
Chamberlain Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.47%, 9/8/2032 (b)	219,579	220,289
Cornerstone Building Brands, Inc.:
2021 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 7.10%, 4/12/2028 (b)	93,549	73,763
2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.25%, 5/15/2031 (b)	29,625	21,157
EMRLD Borrower LP, 2024 Term Loan B, 6 mo. USD Term SOFR + 2.25%, 6.12%, 8/4/2031 (b)	217,258	217,957
MI Windows & Doors LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 2.75%, 6.47%, 3/28/2031 (b)	153,464	153,800
Quikrete Holdings, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 5.97%, 3/19/2029 (b)	141,381	142,051
		829,017
CHEMICALS — 0.0% *
ECO Services Operations Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.84%, 6/12/2031 (b)	119,477	119,797

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Hexion Holdings Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.73%, 3/15/2029 (b)	$103,558	$100,137
INEOS Quattro Holdings U.K. Ltd., 2024 USD Term Loan B, 1 mo. USD Term SOFR + 4.25%, 7.97%, 10/7/2031 (b)	74,014	49,913
Ineos U.S. Finance LLC, 2023 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.97%, 2/18/2030 (b)	68,009	55,364
Natgasoline LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 5.50%, 9.22%, 3/29/2030 (b)	78,623	79,442
Qnity Electronics, Inc., Term Loan B, 6 mo. USD Term SOFR + 2.00%, 5.80%, 11/1/2032 (b)	200,000	201,156
		605,809
COMMERCIAL SERVICES — 0.1%
Allied Universal Holdco LLC, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.97%, 8/20/2032 (b)	229,425	230,894
APi Group DE, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 1.75%, 5.47%, 1/3/2029 (b)	85,000	85,416
Camelot U.S. Acquisition LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.47%, 1/31/2031 (b)	207,563	205,198
Creative Artists Agency LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.22%, 10/1/2031 (b)	29,788	29,937
EAB Global, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.72%, 8/16/2030 (b)	81,135	72,342
Eagle Parent Corp., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.92%, 4/2/2029 (b)	234,332	235,252
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD Term SOFR + 3.68%, 7.35%, 7/6/2029 (b)	229,501	231,796
Garda World Security Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.75%, 2/1/2029 (b)	232,724	234,004
Security Description	Principal Amount	Value
Grant Thornton Advisors LLC:
2025 Incremental Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.72%, 6/2/2031 (b)	$64,838	$65,173
2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.47%, 6/2/2031 (b)	337,007	338,062
Homeserve USA Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.73%, 10/21/2030 (b)	108,075	108,413
ION Platform Finance U.S., Inc., USD Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.42%, 10/7/2032 (b)	245,000	230,650
Prime Security Services Borrower LLC, 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.59%, 3/7/2032 (b)	198,997	198,736
Pye-Barker Fire & Safety LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.21%, 12/16/2032 (b)	104,400	105,172
Trans Union LLC, 2024 Term Loan B8, 1 mo. USD Term SOFR + 1.75%, 5.47%, 6/24/2031 (b)	108,350	108,730
United Talent Agency LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.77%, 6/10/2032 (b)	84,150	84,781
Veritiv Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.67%, 12/2/2030 (b)	84,148	84,258
Vestis Corp., Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.07%, 2/22/2031 (b)	143,125	131,854
VT Topco, Inc., 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.87%, 8/9/2030 (b)	83,049	82,026
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.22%, 1/30/2031 (b)	229,299	229,801
		3,092,495
COMMUNICATIONS EQUIPMENT — 0.0% *
CommScope, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.47%, 12/17/2029 (b)	799,576	802,119

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 0.0% *
Amentum Government Services Holdings LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.72%, 9/29/2031 (b)	$219,312	$220,203
McAfee LLC, 2024 USD 1st Lien Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.72%, 3/1/2029 (b)	162,971	150,933
X Corp.:
2025 Fixed Term Loan 9.50%, 10/26/2029 (b)	200,000	199,678
Term Loan, 3 mo. USD Term SOFR + 6.50%, 10.45%, 10/26/2029 (b)	617,908	608,420
		1,179,234
CONSTRUCTION & ENGINEERING — 0.1%
Blackfin Pipeline LLC, Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.75%, 9/29/2032 (b)	130,000	130,406
Brown Group Holding LLC:
2022 Incremental Term Loan B2, 3 mo. USD Term SOFR + 2.75%, 6.47%, 7/1/2031 (b)	89,510	90,060
Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.22%, 7/1/2031 (b)	169,572	170,613
Construction Partners, Inc., Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.22%, 11/3/2031 (b)	227,700	229,692
DG Investment Intermediate Holdings 2, Inc.:
2025 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.22%, 7/31/2033 (b)	30,000	30,113
2025 Term Loan, 1 mo. USD Term SOFR + 3.75%, 7.47%, 7/9/2032 (b)	375,000	376,406
Green Infrastructure Partners, Inc., USD Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.42%, 9/24/2032 (b)	330,000	331,238
Tecta America Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.47%, 2/18/2032 (b)	243,775	245,012
		1,603,540
Security Description	Principal Amount	Value
CONSTRUCTION MATERIALS — 0.0% *
Quikrete Holdings, Inc.:
2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.97%, 2/10/2032 (b)	$223,188	$224,128
2025 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 5.97%, 4/14/2031 (b)	39,303	39,461
		263,589
CONTAINERS & PACKAGING — 0.0% *
BradyPlus Holdings LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.17%, 12/11/2030 (b)	50,000	49,552
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.18%, 6.89%, 4/13/2029 (b)	158,816	159,127
Graham Packaging Co., Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.22%, 8/4/2027 (b)	265,000	266,348
Pregis TopCo Corp., 2025 Refinancing Term Loan, 1 mo. USD Term SOFR + 4.00%, 7.72%, 2/1/2029 (b)	113,639	114,725
Trident TPI Holdings, Inc., 2024 Term Loan B7, 3 mo. USD Term SOFR + 3.75%, 7.42%, 9/15/2028 (b)	169,120	162,864
		752,616
DISTRIBUTION/WHOLESALE — 0.0% *
BCPE Empire Holdings, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.97%, 12/11/2030 (b)	389,123	385,719
Openlane, Inc., Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.37%, 10/8/2032 (b)	145,000	145,363
Resideo Funding, Inc., 2025 Incremental Term Loan, 3 mo. USD Term SOFR + 2.00%, 5.72%, 8/13/2032 (b)	194,513	195,242
		726,324
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AllSpring Buyer LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.69%, 11/1/2030 (b)	417,872	420,640
Astra Acquisition Corp., 2021 2nd Lien Term Loan , 10/25/2029 (b) (d)	124,962	529

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Corpay Technologies Operating Co. LLC, Term Loan B5, 1 mo. USD Term SOFR + 1.75%, 5.47%, 4/28/2028 (b)	$59,400	$59,527
CPI Holdco B LLC:
2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 5.72%, 5/19/2031 (b)	248,144	248,954
2025 Add-on Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.72%, 5/19/2031 (b)	24,937	25,018
Edelman Financial Center LLC:
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 8.97%, 10/6/2028 (b)	80,000	80,034
2024 Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.72%, 4/7/2028 (b)	178,647	179,795
Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.72%, 2/28/2031 (b)	230,506	232,416
Focus Financial Partners LLC, 2025 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.22%, 9/15/2031 (b)	318,218	319,113
HighTower Holdings LLC, 2025 1st Lien Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.65%, 2/3/2032 (b)	402,975	404,236
Pretzel Parent, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.22%, 10/1/2031 (b)	159,398	157,805
Victory Capital Holdings, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 2.00%, 5.67%, 9/23/2032 (b)	44,887	45,203
Virtus Investment Partners, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.97%, 9/27/2032 (b)	69,825	70,436
		2,243,706
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.0% *
Cyxtera DC Holdings, Inc., Term Loan B , 1/16/2026 (b) (c) (d)	81,729	—
Frontier Communications Corp., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.24%, 7/1/2031 (b)	598,493	599,710
Security Description	Principal Amount	Value
GOGO Intermediate Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.58%, 4/30/2028 (b)	$123,944	$113,642
Lumen Technologies, Inc., 2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 6.18%, 4/16/2029 (b)	402,302	400,769
Zayo Group Holdings, Inc., 2025 USD Term Loan, 1 mo. USD Term SOFR + 3.00%, 6.83%, 3/11/2030 (b)	156,453	148,915
		1,263,036
ELECTRIC — 0.0% *
Alpha Generation LLC, Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.72%, 9/30/2031 (b)	351,158	352,712
Compass Power Generation LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.97%, 4/14/2029 (b)	255,960	258,008
Hamilton Projects Acquiror LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.22%, 5/30/2031 (b)	93,887	94,689
Lightning Power LLC, Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.97%, 8/18/2031 (b)	197,500	198,767
NRG Energy, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 1.75%, 5.59%, 4/16/2031 (b)	223,861	224,795
Talen Energy Supply LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.81%, 11/25/2032 (b)	145,000	145,204
		1,274,175
ELECTRONICS — 0.0% *
MV Holding GmbH, 2025 USD Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.72%, 3/17/2032 (b)	74,625	75,030
Pinnacle Buyer LLC, Term Loan, 3 mo. USD Term SOFR + 2.50%, 6.49%, 10/1/2032 (b)	50,197	50,448

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Spectris PLC, USD Term Loan, 3 mo. USD Term SOFR + 2.75%, 6.60%, 9/30/2032 (b)	$69,825	$70,261
		195,739
ENTERTAINMENT — 0.1%
Bally's Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.37%, 10/2/2028 (b)	116,726	115,301
Caesars Entertainment, Inc., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.25%, 5.97%, 2/6/2031 (b)	414,339	411,231
Crown Finance U.S., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.34%, 12/2/2031 (b)	262,742	259,622
Flutter Financing BV, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.67%, 6/4/2032 (b)	104,475	104,639
Live Nation Entertainment, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.73%, 10/21/2032 (b)	150,000	150,375
Motion Finco SARL, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.50%, 7.17%, 11/12/2029 (b)	160,307	142,574
Ontario Gaming GTA LP, Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.92%, 8/1/2030 (b)	157,202	145,860
OVG Business Services LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.72%, 6/25/2031 (b)	293,378	294,295
Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.72%, 5/1/2031 (b)	153,284	151,782
TKO Worldwide Holdings LLC, 2025 Term Loan, 3 mo. USD Term SOFR + 2.00%, 5.87%, 11/21/2031 (b)	59,700	60,040
Voyager Parent LLC:
Repriced Term Loan B (i)	44,887	44,976
Term Loan B, 3 mo. USD Term SOFR + 4.75%, 8.42%, 7/1/2032 (b)	199,500	199,893
		2,080,588
ENVIRONMENTAL CONTROL — 0.0% *
Harsco Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 2.25%, 6.08%, 6/9/2028 (b)	193,713	194,036
Security Description	Principal Amount	Value
Madison IAQ LLC:
2025 Repriced Term Loan, 3 mo. USD Term SOFR + 2.75%, 6.66%, 11/8/2032 (b)	$85,936	$86,585
Term Loan, 6 mo. USD Term SOFR + 2.50%, 6.70%, 6/21/2028 (b)	367,576	369,766
		650,387
FOOD PRODUCTS — 0.0% *
Aspire Bakeries Holdings LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.22%, 12/23/2030 (b)	198,000	199,387
Froneri Lux Finco SARL, 2025 USD Term Loan B6, 6 mo. USD Term SOFR + 2.25%, 6.12%, 9/30/2032 (b)	405,000	405,565
Golden State Food LLC, Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.67%, 12/4/2031 (b)	197,802	199,286
Savor Acquisition, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.72%, 2/19/2032 (b)	215,874	217,043
United Natural Foods, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.47%, 5/1/2031 (b)	86,032	86,763
		1,108,044
GROUND TRANSPORTATION — 0.0% *
Kenan Advantage Group, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.25%, 6.97%, 1/25/2029 (b)	201,109	199,701
HEALTH CARE EQUIPMENT & SUPPLIES — 0.0% *
Bausch & Lomb Corp.:
2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.00%, 7.72%, 9/29/2028 (b)	141,737	142,092
2025 Repriced Term Loan (i)	125,000	126,469
2025 Term Loan B, 1 mo. USD Term SOFR + 4.25%, 7.97%, 1/15/2031 (b)	323,375	327,174
		595,735
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
ADMI Corp.:
2021 Incremental Term Loan B3, 1 mo. USD Term SOFR + 3.75%, 7.58%, 12/23/2027 (b)	61,700	58,692
2023 Term Loan B5, 1 mo. USD Term SOFR + 5.75%, 9.47%, 12/23/2027 (b)	106,457	102,358

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Aveanna Healthcare LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.47%, 9/17/2032 (b)	$149,625	$150,756
Fortrea Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.47%, 7/1/2030 (b)	13,799	13,394
LifePoint Health, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.66%, 5/19/2031 (b)	215,449	216,397
Pacific Dental Services LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.24%, 3/15/2031 (b)	89,774	90,226
Radiology Partners, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.17%, 6/30/2032 (b)	229,425	229,300
Team Health Holdings, Inc., 2025 Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.34%, 6/30/2028 (b)	124,375	124,948
		986,071
HOLDING COMPANIES & DIVERSIFIED — 0.0% *
GC Ferry Acquisition I, Inc., Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.17%, 8/16/2032 (b)	68,333	68,329
HOME FURNISHINGS — 0.0% *
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.85%, 7/31/2028 (b)	659,589	661,785
HOUSEHOLD PRODUCTS — 0.0% *
Lavender Dutch BorrowerCo BV, USD Term Loan (i)	100,000	100,938
HOUSEWARES — 0.0% *
Hunter Douglas, Inc., 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.67%, 1/20/2032 (b)	122,364	123,194
INSURANCE — 0.1%
Acrisure LLC:
2024 1st Lien Term Loan B6, 1 mo. USD Term SOFR + 3.00%, 6.72%, 11/6/2030 (b)	693,249	693,575
2025 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.97%, 6/21/2032 (b)	94,525	94,761
Security Description	Principal Amount	Value
Alera Group, Inc.:
2025 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.50%, 9.22%, 5/30/2033 (b)	$55,000	$56,238
2025 Term Loan, 1 mo. USD Term SOFR + 3.25%, 6.97%, 5/31/2032 (b)	139,650	140,480
AmWINS Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.97%, 1/30/2032 (b)	194,020	194,797
Ardonagh Midco 3 PLC, 2024 USD Term Loan B, 6 mo. USD Term SOFR + 2.75%, 6.42%, 2/15/2031 (b)	196,873	196,833
Asurion LLC:
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.25%, 9.08%, 1/20/2029 (b)	85,000	83,713
2025 Term Loan B13, 1 mo. USD Term SOFR + 4.25%, 7.97%, 9/19/2030 (b)	159,462	159,599
OneDigital Borrower LLC, 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 8.97%, 7/2/2031 (b)	34,721	35,090
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.22%, 7/31/2031 (b)	291,324	292,569
Trucordia Insurance Holdings LLC, Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.97%, 6/17/2032 (b)	174,562	173,690
		2,121,345
INTERNET & TELECOM — 0.0% *
CNT Holdings I Corp., 2025 Term Loan, 3 mo. USD Term SOFR + 2.25%, 6.09%, 11/8/2032 (b)	130,230	130,684
MH Sub I LLC, 2024 Term Loan B4, 1 mo. USD Term SOFR + 4.25%, 7.97%, 12/31/2031 (b)	260,629	224,264
Proofpoint, Inc., 2025 Repriced Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.67%, 8/31/2028 (b)	14,962	15,064
PUG LLC, 2024 Extended Term Loan B, 1 mo. USD Term SOFR + 4.75%, 8.47%, 3/15/2030 (b)	156,706	155,628
		525,640

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
LEISURE TIME — 0.0% *
Alterra Mountain Co., 2025 Term Loan B8, 1 mo. USD Term SOFR + 2.50%, 6.22%, 5/31/2030 (b)	$19,950	$20,075
GBT U.S. III LLC, 2025 Term Loan B1, 3 mo. USD Term SOFR + 2.50%, 6.36%, 7/25/2031 (b)	153,450	154,164
LC AHAB U.S. Bidco LLC, Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.72%, 5/1/2031 (b)	326,209	327,570
Life Time Fitness, Inc., 2025 Term Loan, 1 mo. USD Term SOFR + 2.00%, 5.78%, 11/5/2031 (b)	158,802	159,613
Sabre GLBL, Inc.:
2024 Term Loan B1, 1 mo. USD Term SOFR + 6.00%, 9.82%, 11/15/2029 (b)	60,300	53,667
2024 Term Loan B2, 1 mo. USD Term SOFR + 6.00%, 9.82%, 11/15/2029 (b)	45,835	41,251
SGH2 LLC, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 4.50%, 8.17%, 8/18/2032 (b)	114,713	115,286
		871,626
LODGING — 0.0% *
Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.97%, 1/27/2029 (b)	235,794	236,008
MACHINERY — 0.0% *
Allison Transmission, Inc., 2025 Incremental Term Loan B (i)	195,000	196,260
Madison Safety & Flow LLC, 2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.23%, 9/26/2031 (b)	111,630	112,560
Titan Acquisition Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.47%, 2/15/2029 (b)	194,468	196,183
		505,003
MACHINERY-CONSTRUCTION & MINING — 0.0% *
WEC U.S. Holdings Ltd., 2024 Term Loan, 1 mo. USD Term SOFR + 2.00%, 5.87%, 1/27/2031 (b)	405,098	406,240
Security Description	Principal Amount	Value
MEDIA — 0.1%
Altice France SA, 2025 USD Term Loan B14, 3 mo. USD Term SOFR + 6.88%, 10.86%, 5/31/2031 (b)	$203,175	$203,386
Cengage Learning, Inc., 2024 1st Lien Term Loan B, 3 mo. USD Term SOFR + 3.50%, 5.72%, 3/24/2031 (b)	232,529	233,759
CSC Holdings LLC, 2019 Term Loan B5, 3 mo. USD Term SOFR + 1.50%, 8.25%, 4/15/2027 (b)	89,185	78,164
DirecTV Financing LLC:
2024 Term Loan, 3 mo. USD Term SOFR + 5.25%, 9.35%, 8/2/2029 (b)	93,093	93,532
Term Loan, 3 mo. USD Term SOFR + 5.00%, 9.10%, 8/2/2027 (b)	13,862	13,905
iHeartCommunications, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 5.78%, 9.61%, 5/1/2029 (b)	74,250	68,177
NEP Group, Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 4.50%, 8.22%, 10/17/2031 (b)	92,246	84,982
Nexstar Broadcasting, Inc., 2025 Term Loan B5, 1 mo. USD Term SOFR + 2.50%, 6.22%, 6/28/2032 (b)	154,612	155,522
Sunrise Financing Partnership, Term Loan AAA1, 3 mo. USD Term SOFR + 2.50%, 6.43%, 2/16/2032 (b)	155,000	155,748
Townsquare Media, Inc., 2025 Term Loan, 3 mo. USD Term SOFR + 5.00%, 8.88%, 2/19/2030 (b)	68,677	48,932
Univision Communications, Inc.:
2022 First Lien Term Loan B, 3 mo. USD Term SOFR + 4.25%, 7.92%, 6/24/2029 (b)	189,493	190,061
2024 Term Loan B, 1 mo. USD Term SOFR + 3.50%, 7.33%, 1/31/2029 (b)	44,886	44,851
Virgin Media Bristol LLC, 2023 USD Term Loan Y, 6 mo. USD Term SOFR + 3.18%, 7.05%, 3/31/2031 (b)	162,218	160,974
		1,531,993

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
METAL FABRICATE & HARDWARE — 0.0% *
Tiger Acquisition LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.23%, 8/23/2032 (b)	$230,048	$231,055
METALS & MINING — 0.0% *
Arsenal AIC Parent LLC, 2025 Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.47%, 8/19/2030 (b)	34,806	34,947
OIL, GAS & CONSUMABLE FUELS — 0.0% *
Apro LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.68%, 7/9/2031 (b)	232,174	233,625
Par Petroleum LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.69%, 2/28/2030 (b)	48,627	48,880
		282,505
OIL-FIELD SERVICES — 0.0% *
Deep Blue Operating I LLC, Term Loan, 1 mo. USD Term SOFR + 2.75%, 6.59%, 10/1/2032 (b)	60,000	60,287
PHARMACEUTICALS — 0.0% *
Bausch Health Cos., Inc., 2025 Term Loan B, 1 mo. USD Term SOFR + 6.25%, 9.97%, 10/8/2030 (b)	79,600	77,949
Curium BidCo SARL, 2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.67%, 8/4/2031 (b)	99,797	100,919
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.00%, 7.77%, 10/1/2027 (b)	325,252	320,130
Southern Veterinary Partners LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.37%, 12/4/2031 (b)	399,000	398,966
Vizient, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.47%, 8/1/2031 (b)	171,866	172,619
		1,070,583
PIPELINES — 0.0% *
BCP Renaissance Parent LLC, 2024 Term Loan B3, 3 mo. USD Term SOFR + 2.50%, 6.17%, 10/31/2028 (b)	192,628	193,832
Colossus Acquireco LLC, Term Loan B, 3 mo. USD Term SOFR + 1.75%, 5.41%, 7/30/2032 (b)	389,025	389,200
Security Description	Principal Amount	Value
CPPIB OVM Member U.S. LLC, Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.17%, 8/20/2031 (b)	$133,387	$134,367
Freeport LNG Investments LLLP, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 7.12%, 12/21/2028 (b)	169,048	169,947
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.94%, 10/4/2030 (b)	116,899	117,317
Meade Pipeline Co. LLC, Term Loan B, 3 mo. USD Term SOFR + 2.00%, 5.70%, 9/22/2032 (b)	125,000	125,859
Stonepeak Bayou Holdings LP, Term Loan B, 3 mo. USD Term SOFR + 2.75%, 6.42%, 10/1/2032 (b)	85,000	77,138
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 2.25%, 5.98%, 6/16/2032 (b)	40,000	40,208
		1,247,868
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% *
Iron Mountain, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.72%, 1/31/2031 (b)	303,452	303,831
Starwood Property Trust, Inc.:
2025 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.00%, 5.72%, 1/2/2030 (b)	92,616	92,848
2025 Term Loan B, 1 mo. USD Term SOFR + 2.25%, 5.97%, 9/24/2032 (b)	84,788	85,106
		481,785
RETAIL — 0.1%
Boots Group Bidco Ltd., USD Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.21%, 8/30/2032 (b)	115,000	115,767
Burlington Coat Factory Warehouse Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 1.75%, 5.47%, 9/24/2031 (b)	39,699	39,831
EG America LLC, 2025 USD Repriced Term Loan, 3 mo. USD Term SOFR + 3.50%, 7.32%, 2/7/2028 (b)	160,541	161,361

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
LBM Acquisition LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.75%, 7.58%, 6/6/2031 (b)	$128,080	$120,488
LSF9 Atlantis Holdings LLC, 2025 Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.42%, 3/29/2029 (b)	283,810	284,563
Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.25%, 8.18%, 4/17/2028 (b)	61,652	59,761
PetSmart, Inc., 2025 USD Term Loan B, 1 mo. USD Term SOFR + 4.00%, 7.73%, 8/18/2032 (b)	165,000	164,536
Staples, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.60%, 9/4/2029 (b)	103,687	98,730
Whatabrands LLC, 2024 1st Lien Term Loan B, 1 mo. USD Term SOFR + 2.50%, 6.22%, 8/3/2028 (b)	396,992	398,487
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.25%, 6.97%, 10/19/2029 (b)	232,924	234,136
		1,677,660
SOFTWARE — 0.1%
Applied Systems, Inc., 2024 2nd Lien Term Loan, 3 mo. USD Term SOFR + 4.50%, 8.17%, 2/23/2032 (b)	85,000	86,661
Ascend Learning LLC, 2025 Repriced Term Loan B, 1 mo. USD Term SOFR + 3.00%, 6.72%, 12/11/2028 (b)	399,273	401,162
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.75%, 9.47%, 7/30/2032 (b)	78,355	75,740
2025 USD Term Loan B, 3 mo. USD Term SOFR + 3.00%, 6.82%, 7/30/2031 (b)	387,150	386,598
Castle U.S. Holding Corp., 2025 USD FLSO Term Loan B1, 1 mo. USD Term SOFR + 4.25%, 8.08%, 5/31/2030 (b)	68,872	37,019
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.25%, 6.92%, 7/6/2029 (b)	49,100	41,749
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.50%, 7.33%, 6/2/2028 (b)	120,111	120,383
Security Description	Principal Amount	Value
Cotiviti Corp., 2025 2nd Amendment Term Loan, 1 mo. USD Term SOFR + 2.75%, 6.62%, 3/26/2032 (b)	$323,325	$311,202
Dayforce, Inc., 2025 Term Loan (i)	400,000	399,288
Ellucian Holdings, Inc., 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 4.75%, 8.47%, 11/22/2032 (b)	15,000	15,159
MedAssets Software Intermediate Holdings, Inc.:
2024 First Out Term Loan, 3 mo. USD Term SOFR + 4.00%, 7.70%, 12/15/2028 (b)	16,393	14,839
2024 Second Out Term Loan, 1 mo. USD Term SOFR + 4.00%, 7.85%, 12/15/2028 (b)	27,597	19,073
Mitchell International, Inc.:
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.25%, 6.97%, 6/17/2031 (b)	239,654	240,734
2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.25%, 8.97%, 6/17/2032 (b)	40,000	39,845
Polaris Newco LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.75%, 7.85%, 6/2/2028 (b)	162,005	156,599
RealPage, Inc.:
1st Lien Term Loan, 3 mo. USD Term SOFR + 3.00%, 6.93%, 4/24/2028 (b)	223,332	223,418
2024 Incremental Term Loan, 3 mo. USD Term SOFR + 3.75%, 7.42%, 4/24/2028 (b)	99,250	99,695
UKG, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.50%, 6.34%, 2/10/2031 (b)	389,025	389,883
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, 1 mo. USD Term SOFR + 3.25%, 6.97%, 11/26/2031 (b)	227,700	226,277
		3,285,324
TOTAL SENIOR FLOATING RATE LOANS (Cost $38,875,591)		38,552,618

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 35.8%
Federal Home Loan Mortgage Corp.:
30 day USD SOFR Average + 2.15%, 2.15%, 12/1/2051 (b)	$9,302,243	$8,514,375
30 day USD SOFR Average + 2.13%, 2.23%, 7/1/2051 (b)	9,840,673	9,100,207
2.50%, 8/1/2050	11,006,068	9,422,509
2.50%, 2/1/2052	13,749,532	11,813,654
2.50%, 4/1/2052	14,647,921	12,601,417
3.00%, 6/1/2042	8,549,099	7,927,835
3.00%, 11/1/2042	4,727,190	4,378,428
3.00%, 12/1/2042	4,015,194	3,645,249
3.00%, 1/1/2045	553,433	507,268
3.00%, 4/1/2045	7,916,788	7,256,412
3.00%, 8/1/2045	4,272,898	3,902,808
3.00%, 7/1/2047	1,530,778	1,389,738
3.00%, 10/1/2051	12,768,173	11,485,190
3.00%, 3/1/2052	4,830,028	4,290,362
3.00%, 8/1/2052	24,258,688	21,778,647
3.50%, 2/1/2045	593,407	562,679
3.50%, 4/1/2045	9,802,513	9,235,881
3.50%, 6/1/2045	4,881,899	4,592,159
3.50%, 10/1/2045	4,949,139	4,655,409
3.50%, 2/1/2046	2,523,724	2,382,512
4.00%, 4/1/2045	10,667,844	10,437,320
4.00%, 7/1/2047	1,605,645	1,552,679
4.00%, 7/1/2052	11,500,770	10,971,115
4.19%, 7/1/2033	16,202,000	15,918,517
4.24%, 12/1/2047	13,938,994	12,346,950
4.50%, 6/1/2044	624,321	622,754
4.60%, 10/1/2035	14,000,000	13,948,813
4.80%, 1/1/2030	17,395,000	17,690,251
5.00%, 3/1/2054	2,821,538	2,832,059
5.00%, 7/1/2055	15,759,178	15,925,973
5.50%, 4/1/2054	11,382,269	11,755,591
5.50%, 5/1/2054	6,829,751	7,024,407
5.50%, 7/1/2054	47,157,311	48,551,916
5.50%, 11/1/2054	25,760,888	26,581,356
5.50%, 12/1/2054	23,986,538	24,602,665
5.50%, 6/1/2055	17,968,981	18,317,018
5.50%, 7/1/2055	32,049,185	33,049,308
Federal Home Loan Mortgage Corp. REMICS:
Series 3852, Class NS, CMO, IO, REMIC, 5.89% - 30 day USD SOFR Average, 1.90%, 5/15/2041 (b)	2,202,283	213,791
Series 3889, Class VZ, CMO, REMIC, 4.00%, 7/15/2041	1,684,377	1,646,072
Security Description	Principal Amount	Value
Series 3935, Class SJ, CMO, IO, REMIC, 6.54% - 30 day USD SOFR Average, 2.55%, 5/15/2041 (b)	$86,765	$593
Series 4319, Class ZA, 3.00%, 3/15/2044	2,848,959	2,640,690
Series 4471, Class BA, CMO, REMIC, 3.00%, 12/15/2041	119,357	118,863
Series 4504, Class CA, CMO, REMIC, 3.00%, 4/15/2044	1,936,466	1,890,147
Series 4543, Class HG, CMO, REMIC, 2.70%, 4/15/2044	3,322,139	3,216,235
Series 4792, Class A, CMO, REMIC, 3.00%, 5/15/2048	2,217,639	2,010,245
Series 4998, Class KF, 30 day USD SOFR Average + 0.35%, 4.22%, 8/25/2050 (b)	5,810,466	5,609,233
Series 5023, Class HI, CMO, IO, 3.00%, 10/25/2050	5,725,168	997,396
Series 5109, Class BI, CMO, IO, 3.50%, 5/25/2051	14,766,968	2,608,218
Series 5127, Class AI, CMO, IO, 3.00%, 6/25/2051	19,762,529	3,361,293
Series 5130, Class SD, CMO, IO, 2.60% - 1 * 30 day USD SOFR Average, Floor 0.00%, 0.00%, 8/25/2051 (b)	64,081,965	289,663
Series 5131, Class IG, IO, 3.50%, 8/25/2051	8,896,453	1,663,645
Series 5152, Class MZ, CMO, 2.50%, 10/25/2051	12,231,747	7,288,968
Series 5154, Class DI, CMO, IO, 2.50%, 1/25/2050	15,427,591	2,382,329
Series 5159, Class PI, CMO, IO, 3.00%, 11/25/2051	20,805,109	3,033,596
Series 5198, Class KZ, CMO, 2.00%, 2/25/2052	19,277,261	11,898,401
Series 5243, Class IB, IO, 3.00%, 1/25/2051	14,457,024	2,666,223
Series 5250, Class NH, 3.00%, 8/25/2052	10,000,000	8,960,491
Series 5477, Class BI, CMO, IO, 3.50%, 11/25/2050	22,763,943	4,222,195
Series 5596, Class CF, CMO, 30 day USD SOFR Average + 1.15%, 5.02%, 11/25/2055 (b)	21,171,789	21,242,364
Series 5598, Class FA, CMO, 30 day USD SOFR Average + 1.15%, 5.02%, 11/25/2055 (b)	20,112,015	20,177,115

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-HQA4, Class M2, CMO, 30 day USD SOFR Average + 2.35%, 6.22%, 12/25/2041 (a) (b)	$5,000,000	$5,064,506
Series 2022-DNA2, Class M2, 30 day USD SOFR Average + 3.75%, 7.62%, 2/25/2042 (a) (b)	9,500,000	9,789,319
Series 2022-DNA3, Class M1B, 30 day USD SOFR Average + 2.90%, 6.77%, 4/25/2042 (a) (b)	20,000,000	20,505,388
Federal Home Loan Mortgage Corp. STRIPS Series 326, Class 300, CMO, 3.00%, 3/15/2044	7,189,946	6,664,090
Federal National Mortgage Association:
1.98%, 10/1/2033	18,833,530	16,030,991
30 day USD SOFR Average + 2.21%, 2.29%, 4/1/2052 (b)	3,855,177	3,540,153
2.50%, 9/1/2046	1,516,142	1,303,550
2.50%, 2/1/2047	3,911,132	3,412,270
2.50%, 6/1/2050	12,109,786	10,491,877
2.50%, 9/1/2050	11,085,567	9,487,132
2.50%, 11/1/2050	6,179,185	5,344,050
2.50%, 3/1/2051	21,722,303	18,804,735
2.50%, 2/1/2052	8,055,689	6,914,908
2.50%, 4/1/2052	13,267,720	11,375,816
2.80%, 11/1/2039	10,034,000	8,167,391
3.00%, 10/1/2041	6,676,298	6,061,168
3.00%, 3/1/2043	1,717,209	1,583,566
3.00%, 7/1/2043	1,729,351	1,575,609
3.00%, 1/1/2045	63,372	57,412
3.00%, 4/1/2045	1,053,414	950,963
3.00%, 7/1/2045	8,681,649	8,005,994
3.00%, 10/1/2046	1,832,814	1,663,945
3.00%, 2/1/2047	6,708,931	6,090,794
3.00%, 11/1/2048	4,068,228	3,693,396
3.00%, 10/1/2049	2,827,413	2,523,046
3.00%, 11/1/2051	20,370,060	18,240,931
3.00%, 5/1/2052	15,111,064	13,660,178
3.00%, 6/1/2052	29,558,260	26,391,021
3.00%, 4/1/2053	8,221,583	7,524,686
3.50%, 12/1/2034	461,881	453,184
3.50%, 2/1/2035	311,473	305,430
3.50%, 1/1/2045	3,983,493	3,753,552
3.50%, 2/1/2045	1,084,460	1,027,440
3.50%, 6/1/2045	4,958,068	4,658,444
3.50%, 11/1/2051	10,060,331	9,396,617
4.00%, 6/1/2052	9,643,217	9,196,623
4.00%, 12/1/2052	19,738,008	18,878,624
Security Description	Principal Amount	Value
4.10%, 8/1/2032	$10,000,000	$9,824,167
4.33%, 12/1/2032	10,400,000	10,184,048
4.50%, 3/1/2044	542,943	540,928
4.50%, 6/1/2044	177,350	176,692
4.50%, 7/1/2044	236,345	235,468
4.50%, 2/1/2045	353,382	352,071
30 day USD SOFR Average + 2.27%, 4.54%, 3/1/2053 (b)	16,875,436	16,863,999
4.69%, 9/1/2030	10,055,000	10,225,277
5.00%, 9/1/2052	6,995,084	7,026,598
5.00%, 12/1/2052	9,805,904	9,845,527
5.00%, 11/1/2053	21,689,572	21,735,299
5.00%, 1/1/2055	29,163,196	29,470,138
5.50%, 7/1/2053	16,101,606	16,619,531
5.50%, 4/1/2054	22,539,045	23,281,430
5.50%, 9/1/2054	30,629,986	31,580,718
5.50%, 10/1/2054	21,573,169	22,256,916
5.50%, 2/1/2055	23,084,869	23,732,559
5.50%, 3/1/2055	18,449,220	19,049,071
5.76%, 4/1/2054	15,547,683	15,565,712
6.00%, 3/1/2054	19,542,612	20,502,181
6.00%, 2/1/2055	15,642,995	16,257,755
6.00%, 9/1/2055	12,604,396	13,078,714
3.00%, 6/1/2051	11,984,556	10,726,413
Federal National Mortgage Association Connecticut Avenue Securities Trust:
Series 2022-R02, Class 2M2, CMO, 30 day USD SOFR Average + 3.00%, 6.87%, 1/25/2042 (a) (b)	12,000,000	12,217,142
Series 2023-R02, Class 1M2, 30 day USD SOFR Average + 3.35%, 7.22%, 1/25/2043 (a) (b)	13,500,000	13,967,536
Federal National Mortgage Association REMICS:
Series 2010-109, Class N, CMO, REMIC, 3.00%, 10/25/2040	688,773	664,391
Series 2011-51, Class CI, CMO, IO, REMIC, 5.89% - 30 day USD SOFR Average, 2.01%, 6/25/2041 (b)	1,471,416	130,208
Series 2012-127, Class PA, CMO, REMIC, 2.75%, 11/25/2042	1,074,011	1,012,147
Series 2012-151, Class SB, CMO, REMIC, 5.83% - 1.5 * 30 day USD SOFR Average, Floor 0.00%, 0.00%, 1/25/2043 (b)	20,907	11,363
Series 2013-114, Class HZ, CMO, REMIC, 3.00%, 11/25/2038	16,604,561	15,666,833

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2013-30, Class PS, CMO, REMIC, 5.83% - 1.5 * 30 day USD SOFR Average, Floor 0.00%, 0.00%, 4/25/2043 (b)	$611,451	$435,334
Series 2015-18, Class LZ, 3.00%, 4/25/2045	5,328,946	4,820,237
Series 2016-92, Class A, CMO, REMIC, 3.00%, 4/25/2042	1,300,905	1,291,156
Series 2020-1, Class LA, 4.00%, 2/25/2060	12,839,665	10,657,629
Series 2020-47, Class GL, CMO, 2.00%, 5/25/2046	6,775,292	6,158,957
Series 2020-96, Class HI, CMO, IO, 3.00%, 1/25/2051	9,747,048	1,672,757
Series 2021-3, Class MI, CMO, IO, 3.50%, 2/25/2051	25,837,275	4,787,031
Series 2021-43, CMO, IO, 2.50%, 6/25/2051	18,701,765	2,920,369
Series 2021-95, Class ZV, CMO, 2.50%, 1/25/2052	19,034,310	11,737,802
Series 2023-37, Class IA, CMO, IO, 4.00%, 10/25/2049	37,253,494	7,574,459
Series 2025-35, Class KY, CMO, 3.50%, 4/25/2046	13,771,021	12,367,963
Series 2025-95, Class FG, CMO, 30 day USD SOFR Average + 1.10%, 4.97%, 7/25/2055 (b)	21,418,226	21,468,994
Federal National Mortgage Association-ACES:
Series 2016-M10, Class AQ2, 3.72%, 11/25/2045 (b)	5,698,000	5,065,584
Series 2019-M32, Class X2, IO, VRN, 1.12%, 10/25/2029 (b)	72,242,803	2,059,597
Series 2020-M12, IO, 1.28%, 7/25/2029 (b)	90,601,438	3,169,990
Series 2020-M13, Class X1, IO, VRN, 1.13%, 6/25/2031 (b)	59,458,905	1,882,200
Government National Mortgage Association:
2.50%, 3/20/2051	7,128,033	6,098,892
3.00%, 2/20/2052	19,079,276	17,013,193
Series 2021-143, IO, VRN, 0.97%, 10/16/2063 (b)	79,428,063	5,047,079
Series 2021-31, IO, VRN, 0.94%, 1/16/2061 (b)	98,914,761	6,131,131
Series 2021-40, IO, VRN, 0.82%, 2/16/2063 (b)	68,114,752	3,830,786
Series 2021-57, Class AI, IO, 2.00%, 2/20/2051	7,359,810	864,491
Security Description	Principal Amount	Value
Series 2021-60, IO, VRN, 0.83%, 5/16/2063 (b)	$53,427,934	$3,012,204
Series 2021-79, IO, 0.87%, 8/16/2063 (b)	73,821,851	4,449,950
Series 2021-80, IO, VRN, 0.90%, 12/16/2062 (b)	84,295,809	5,296,848
Series 2021-85, IO, VRN, 0.69%, 3/16/2063 (b)	95,413,264	4,763,400
Series 2021-99, IO, VRN, 0.58%, 5/16/2061 (b)	39,603,669	1,701,775
Series 2022-77, IO, VRN, 0.51%, 9/16/2063 (b)	87,422,858	4,033,742
Series 2022-91, IO, 0.43%, 7/16/2064 (b)	78,004,007	3,449,609
Series 2023-161, IO, VRN, 1.12%, 7/16/2065 (b)	50,332,362	4,460,156
Series 2024-100, Class AI, IO, 0.74%, 10/16/2065 (b)	60,554,937	3,827,721
Series 2025-162, Class EI, IO, VRN, 0.78%, 2/16/2068 (b)	66,881,946	4,732,695
Series 2025-88, IO, VRN, 0.83%, 2/16/2067 (b)	38,424,957	2,681,674
Government National Mortgage Association REMICS:
Series 2013-34, Class PL, CMO, REMIC, 3.00%, 3/20/2042	293,155	291,277
Series 2014-43, Class PS, CMO, IO, REMIC, 6.07% - 1 mo. USD Term SOFR, 2.33%, 7/20/2042 (b)	458,518	6,837
Series 2020-116, Class HS, CMO, IO, 6.09% - 1 mo. USD Term SOFR, 2.35%, 8/20/2050 (b)	5,705,194	760,566
Series 2020-173, Class SY, CMO, IO, 6.19% - 1 mo. USD Term SOFR, 2.45%, 11/20/2050 (b)	20,725,988	2,792,870
Series 2020-173, Class TI, CMO, IO, 2.00%, 11/20/2050	25,860,013	3,258,312
Series 2020-176, Class SL, CMO, IO, 4.89% - 1 mo. USD Term SOFR, 1.15%, 11/20/2050 (b)	6,960,589	560,904
Series 2020-185, Class SE, CMO, IO, 6.19% - 1 mo. USD Term SOFR, 2.45%, 12/20/2050 (b)	25,530,042	3,247,610
Series 2021-1, Class IH, IO, 2.50%, 1/20/2051	32,168,960	5,127,627
Series 2021-112, IO, VRN, 0.99%, 10/16/2063 (b)	121,651,618	8,457,118
Series 2021-118, Class EI, IO, 2.50%, 7/20/2051	11,954,129	1,405,595

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-125, Class SN, CMO, IO, 4.09% - 1 mo. USD Term SOFR, 0.35%, 1/20/2051 (b)	$6,538,408	$255,306
Series 2021-137, Class IQ, IO, 3.00%, 8/20/2051	16,960,002	2,960,012
Series 2021-159, Class IA, CMO, IO, 3.00%, 9/20/2051	5,740,964	916,378
Series 2021-196, Class IM, IO, 3.00%, 11/20/2051	23,199,079	4,101,220
Series 2021-196, Class UI, IO, 3.00%, 11/20/2051	34,869,067	5,759,711
Series 2021-221, Class IN, CMO, IO, 2.50%, 12/20/2051	33,255,368	5,347,193
Series 2021-30, Class KI, IO, 3.00%, 2/20/2051	7,124,504	1,283,711
Series 2021-44, Class IQ, IO, 3.00%, 3/20/2051	13,173,512	2,311,244
Series 2021-8, Class KX, IO, 3.00%, 1/20/2051	8,900,965	1,559,403
Series 2022-180, IO, 2.50%, 6/20/2051	36,838,251	5,839,351
Series 2022-61, Class EI, IO, 3.00%, 7/20/2051	3,017,384	532,272
Series 2022-93, CMO, IO, 3.00%, 8/20/2051	47,029,830	5,643,982
Series 2023-19, Class GI, CMO, IO, 3.00%, 11/20/2051	33,642,803	5,516,949
Series 2024-24, Class DI, CMO, IO, 3.50%, 11/20/2051	9,491,929	1,706,468
Series 2024-79, Class CI, IO, 3.50%, 2/20/2052	20,559,448	3,435,326
Series 2025-117, Class Z, CMO, 3.00%, 1/20/2055	25,313,531	18,358,362
Series 2025-84, CMO, IO, 3.50%, 7/20/2051	25,902,025	3,945,134
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,483,372,913)		1,449,944,971
U.S. TREASURY OBLIGATIONS — 20.9%
U.S. Treasury Bills 3.73%, 3/12/2026	30,000,000	29,797,881
U.S. Treasury Inflation-Indexed Notes:
0.38%, 7/15/2027	11,792,305	11,658,030
0.50%, 1/15/2028	11,866,081	11,660,742
1.63%, 10/15/2027	15,288,203	15,408,239
U.S. Treasury Notes:
0.63%, 8/15/2030	70,150,000	61,046,942
0.75%, 3/31/2026	254,000,000	252,263,671
0.75%, 5/31/2026	66,050,000	65,281,137
Security Description	Principal Amount	Value
0.75%, 1/31/2028	$254,450,000	$240,574,523
0.88%, 9/30/2026	96,500,000	94,592,618
0.88%, 11/15/2030	75,200,000	65,741,250
TOTAL U.S. TREASURY OBLIGATIONS (Cost $839,447,644)		848,025,033
MORTGAGE-BACKED SECURITIES — 12.7%
ACREC LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.31%, 5.04%, 8/18/2042 (a) (b)	1,380,000	1,379,993
ACRES LLC Series 2025-FL3, Class A, 1 mo. USD Term SOFR + 1.62%, 5.35%, 8/18/2040 (a) (b)	1,980,000	1,984,778
American Home Mortgage Investment Trust Series 2007-1, Class GA1C, 1 mo. USD Term SOFR + 0.30%, 4.04%, 5/25/2047 (b)	4,725,237	2,869,736
Angel Oak Mortgage Trust:
Series 2025-10, Class M1, CMO, 5.72%, 9/25/2070 (a) (e)	1,100,000	1,082,853
Series 2025-12, Class A3, CMO, 5.34%, 12/25/2070 (a) (e)	1,239,572	1,242,489
Series 2025-12, Class M1, CMO, 5.77%, 12/25/2070 (a) (e)	500,000	497,423
Series 2025-7, Class A3, CMO, 5.92%, 6/25/2070 (a) (e)	1,977,867	1,994,116
Series 2025-7, Class M1, CMO, 6.35%, 6/25/2070 (a) (b)	2,800,000	2,785,145
Arbor Realty Commercial Real Estate Notes LLC Series 2025-FL1, Class A, 1 mo. USD Term SOFR + 1.35%, 5.09%, 1/20/2043 (a) (b)	2,000,000	1,999,182
AREIT Ltd. Series 2025-CRE10, Class A, 1 mo. USD Term SOFR + 1.39%, 5.35%, 12/17/2029 (a) (b)	2,080,000	2,076,916
Banc of America Funding Trust:
Series 2006-8T2, Class A4, CMO, 6.33%, 10/25/2036 (e)	1,343,818	1,168,168
Series 2007-5, Class CA1, CMO, 6.00%, 7/25/2037	2,669,716	2,062,959
BBCMS Mortgage Trust:
Series 2022-C18, Class XD, IO, 2.17%, 12/15/2055 (a) (b)	12,094,000	1,597,010

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2024-5C29, Class A3, 5.21%, 9/15/2057	$1,890,000	$1,942,123
BCAP LLC Trust Series 2010-RR4, Class 3212, CMO, 5.81%, 1/26/2037 (a) (b)	4,543,680	3,469,366
Benchmark Mortgage Trust:
Series 2024-V6, Class A3, 5.93%, 3/15/2057	2,012,000	2,102,123
Series 2024-V9, Class A3, 5.60%, 8/15/2057	1,808,000	1,876,509
Bravo Residential Funding Trust Series 2025-NQM10, Class M1, CMO, VRN, 5.76%, 9/25/2065 (a) (b)	1,700,000	1,690,960
BRAVO Residential Funding Trust:
Series 2022-NQM3, Class A1, 5.11%, 7/25/2062 (a) (b)	2,454,391	2,446,887
Series 2023-NQM4, Class A1, 6.44%, 5/25/2063 (a) (e)	7,181,428	7,206,100
Series 2025-NQM2, Class M1, CMO, VRN, 6.39%, 11/25/2064 (a) (b)	5,000,000	5,056,377
Series 2025-NQM7, Class M1, CMO, VRN, 6.23%, 7/25/2065 (a) (b)	1,900,000	1,917,302
Series 2025-NQM8, Class M1, CMO, VRN, 5.82%, 6/25/2065 (a) (b)	1,500,000	1,493,231
CEDR Commercial Mortgage Trust Series 2022-SNAI, Class A, 1 mo. USD Term SOFR + 0.99%, 4.74%, 2/15/2039 (a) (b)	980,000	961,912
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	1,279,000	1,266,176
ChaseFlex Trust Series 2007-3, Class 1A2, CMO, 1 mo. USD Term SOFR + 0.57%, 4.31%, 7/25/2037 (b)	7,723,649	1,975,866
CHL Mortgage Pass-Through Trust:
Series 2005-J2, Class 3A14, CMO, 5.50%, 8/25/2035	581,116	410,027
Series 2007-10, Class A4, 5.50%, 7/25/2037	3,430,377	1,364,841
Series 2007-12, Class A9, CMO, 5.75%, 8/25/2037	2,022,772	1,059,913
Series 2007-3, Class A1, 6.00%, 4/25/2037	2,910,854	1,300,456
Security Description	Principal Amount	Value
Series 2007-HYB1, Class 2A1, CMO, 4.02%, 3/25/2037 (b)	$851,444	$744,860
CIM Trust Series 2023-R4, Class A1, 5.00%, 5/25/2062 (a) (b)	7,048,259	6,987,764
Citigroup Mortgage Loan Trust, Inc.:
Series 2007-10, Class 2A2A, CMO, 4.46%, 9/25/2037 (b)	1,839,837	1,477,951
Series 2007-AR4, Class 1A1A, CMO, 4.61%, 3/25/2037 (b)	1,039,677	864,967
Series 2007-AR5, Class 1A2A, CMO, 4.96%, 4/25/2037 (b)	369,210	343,147
Series 2021-JL1, Class A, 2.75%, 2/27/2062 (a) (b)	356,953	348,505
CitiMortgage Alternative Loan Trust:
Series 2007-A1, Class 1A7, CMO, 6.00%, 1/25/2037	2,855,785	2,294,763
Series 2007-A3, Class 1A4, 5.75%, 3/25/2037	2,126,463	1,685,694
COLT Mortgage Loan Trust:
Series 2022-2, Class A1, 2.99%, 2/25/2067 (a) (e)	12,620,935	12,210,584
Series 2022-3, Class M1, 4.21%, 2/25/2067 (a) (b)	10,023,000	9,611,221
Series 2023-1, Class A1, 6.05%, 4/25/2068 (a) (e)	4,936,370	4,941,833
Series 2025-7, Class M1, CMO, VRN, 6.03%, 6/25/2070 (a) (b)	1,900,000	1,922,819
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, CMO, 5.25%, 6/25/2035	1,233,158	871,823
Series 2005-54CB, Class 1A1, 1 mo. USD Term SOFR + 0.76%, 4.50%, 11/25/2035 (b)	4,267,745	3,017,822
Series 2005-79CB, Class A4, CMO, 5.50%, 1/25/2036	2,790,846	1,484,566
Series 2006-24CB, Class A9, CMO, 6.00%, 8/25/2036	2,313,128	1,150,183
Series 2006-43CB, Class 1A12, CMO, 5.75%, 2/25/2037	2,152,714	975,259
Series 2006-OA2, Class A1, CMO, 1 mo. USD Term SOFR + 0.53%, 4.27%, 5/20/2046 (b)	1,380,336	1,300,802

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2007-16CB, Class 2A1, 1 mo. USD Term SOFR + 0.56%, 4.30%, 8/25/2037 (b)	$6,339,915	$2,011,900
Cross Mortgage Trust:
Series 2025-H5, Class A3, CMO, 5.86%, 7/25/2070 (a) (e)	1,411,324	1,422,615
Series 2025-H5, Class M1, CMO, VRN, 6.18%, 7/25/2070 (a) (b)	1,500,000	1,512,437
CSMC Mortgage-Backed Trust Series 2006-7, Class 7A7, CMO, 6.00%, 8/25/2036	1,045,535	912,333
CSMC Trust Series 2021-RPL9, Class A1, 3.87%, 2/25/2061 (a) (b)	3,912,792	3,898,016
Deephaven Residential Mortgage Trust Series 2022-2, Class A1, 4.30%, 3/25/2067 (a) (b)	3,279,711	3,238,428
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2007-AR3, Class 1A4, 1 mo. USD Term SOFR + 0.75%, 4.49%, 6/25/2037 (b)	2,411,575	2,138,321
EFMT:
Series 2025-NQM2, Class A3, CMO, VRN, 5.95%, 6/25/2070 (a) (e)	1,762,403	1,779,111
Series 2025-NQM5, Class M1, CMO, VRN, 5.77%, 11/25/2070 (a) (b)	1,000,000	988,540
Ellington Financial Mortgage Trust Series 2022-3, Class A1, 5.00%, 8/25/2067 (a) (e)	4,392,034	4,377,844
Federal Home Loan Mortgage Corp. REMICS:
Series 4432, Class JZ, 3.00%, 1/15/2045	4,299,477	3,916,458
Series 4795, Class ZM, 3.50%, 6/15/2048	10,829,233	10,105,499
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust:
Series 2020-2, Class MT, CMO, 2.00%, 11/25/2059	5,225,518	4,114,404
Series 2020-3, Class MT, CMO, 2.00%, 5/25/2060	8,476,902	6,718,157
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class M2, CMO, 30 day USD SOFR Average + 1.80%, 5.67%, 8/25/2044 (a) (b)	18,000,000	18,078,822
Security Description	Principal Amount	Value
Federal National Mortgage Association REMICS:
Series 2013-110, Class CO, PO, 0.00%, 12/25/2039	$2,749,927	$2,205,489
Series 2013-110, Class DO, PO, 0.00%, 11/25/2043	2,142,633	1,657,828
Series 2017-90, Class WF, 30 day USD SOFR Average + 0.46%, 4.34%, 11/25/2047 (b)	6,125,195	6,006,184
Series 2018-91, Class PB, 4.00%, 12/25/2048	6,434,400	6,144,370
Series 2021-86, Class MA, 2.50%, 11/25/2047	10,433,858	9,638,233
Series 2021-9, Class CA, 2.00%, 3/25/2051	9,521,107	8,052,541
Series 2023-36, IO, 2.50%, 10/25/2052	32,180,283	5,146,556
Series 2023-43, Class HO, PO, 0.00%, 8/25/2049	7,274,491	5,279,371
Federal National Mortgage Association-ACES Series 2022-M13, Class A1, 2.59%, 4/25/2032 (b)	15,628,522	15,038,308
First Horizon Alternative Mortgage Securities Trust:
Series 2007-FA4, Class 1A4, 6.25%, 8/25/2037	2,601,938	843,067
Series 2007-FA4, Class 1A7, 6.00%, 8/25/2037	1,821,658	566,634
GCAT Trust:
Series 2025-NQM3, Class A3, CMO, 5.96%, 5/25/2070 (a) (e)	2,704,369	2,715,008
Series 2025-NQM3, Class M1, CMO, VRN, 6.33%, 5/25/2070 (a) (b)	3,000,000	2,972,379
Government National Mortgage Association REMICS:
Series 2010-158, Class FA, 1 mo. USD Term SOFR + 0.56%, 4.30%, 12/20/2040 (b)	2,593,465	2,575,932
Series 2016-99, Class LA, 2.00%, 11/20/2043	7,776,373	6,749,199
Series 2018-91, Class FC, 1 mo. USD Term SOFR + 0.41%, 4.29%, 7/20/2048 (b)	2,252,891	2,193,181
Series 2019-6, Class LA, 3.50%, 12/20/2048	5,018,140	4,733,258
Series 2020-129, Class YI, IO, 2.50%, 9/20/2050	8,682,546	1,364,933
Series 2020-181, Class QI, IO, 3.00%, 12/20/2050	6,738,235	1,138,995
Series 2020-84, Class NT, 1.25%, 6/20/2050	3,754,243	2,962,943

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2021-139, Class IP, IO, 3.00%, 8/20/2051	$21,315,042	$3,872,037
Series 2021-142, IO, 3.00%, 8/20/2051	18,531,903	3,232,998
GS Mortgage-Backed Securities Corp. Trust:
Series 2025-NQM6, Class A3, CMO, 5.28%, 11/25/2029 (a) (e)	1,945,486	1,947,104
Series 2025-NQM6, Class M1, CMO, VRN, 5.70%, 11/25/2029 (a) (b)	1,070,000	1,063,586
GS Mortgage-Backed Securities Trust:
Series 2025-DSC2, Class M1, CMO, VRN, 5.79%, 1/25/2066 (a) (b)	1,250,000	1,254,230
Series 2025-NQM5, Class M1, CMO, VRN, 5.75%, 7/25/2065 (a) (b)	2,000,000	2,011,183
GSR Mortgage Loan Trust:
Series 2006-OA1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.55%, 4.29%, 8/25/2046 (b)	13,876,872	2,835,166
Series 2007-AR1, Class 2A1, 4.15%, 3/25/2047 (b)	3,655,872	1,960,699
HOMES Trust Series 2023-NQM1, Class A1, 6.18%, 1/25/2068 (a) (e)	5,813,763	5,801,253
Incref LLC Series 2025-FL1, Class A, 1 mo. USD Term SOFR + 1.73%, 5.46%, 10/19/2042 (a) (b)	1,940,000	1,943,956
IndyMac IMJA Mortgage Loan Trust Series 2007-A4, Class A1, CMO, 6.25%, 2/25/2038	21,712,752	5,098,592
IndyMac INDX Mortgage Loan Trust Series 2006-AR3, Class 3A1B, CMO, 3.53%, 4/25/2036 (b)	1,011,298	955,025
JP Morgan Mortgage Trust:
Series 2025-NQM4, Class M1A, CMO, VRN, 5.64%, 3/25/2066 (a) (b)	4,500,000	4,503,228
Series 2025-NQM5, Class A3, CMO, 5.23%, 5/25/2065 (a) (e)	6,000,000	6,000,175
Lehman XS Trust Series 2006-GP2, Class 1A4, 1 mo. USD Term SOFR + 0.77%, 4.51%, 6/25/2046 (b)	5,599,832	4,460,659
LoanCore Issuer LLC Series 2025-CRE8, Class A, 1 mo. USD Term SOFR + 1.39%, 5.12%, 8/17/2042 (a) (b)	2,080,000	2,080,898
Security Description	Principal Amount	Value
Luminent Mortgage Trust Series 2007-1, Class 1A1, CMO, 1 mo. USD Term SOFR + 0.43%, 4.17%, 11/25/2036 (b)	$5,391,596	$4,859,832
MF1 LLC Series 2025-FL17, Class A, 1 mo. USD Term SOFR + 1.32%, 5.05%, 2/18/2040 (a) (b)	2,080,000	2,075,760
MFA Trust Series 2025-NQM5, Class A3, CMO, 5.44%, 11/25/2070 (a) (e)	994,397	995,889
Morgan Stanley Capital I Trust Series 2024-NSTB, Class A, VRN, 3.90%, 9/24/2057 (a) (b)	1,781,436	1,798,671
Morgan Stanley Resecuritization Trust Series 2014-R7, Class B2, CMO, 4.15%, 1/26/2051 (a) (b)	14,354,094	13,803,285
New Residential Mortgage Loan Trust:
Series 2025-NQM5, Class A3, CMO, 5.46%, 8/25/2065 (a) (e)	2,039,856	2,045,693
Series 2025-NQM5, Class M1, CMO, VRN, 6.09%, 8/25/2065 (a) (b)	5,850,000	5,976,642
Series 2025-NQM6, Class A3, CMO, 5.34%, 10/25/2065 (a) (e)	490,600	489,465
Series 2025-NQM6, Class M1, CMO, VRN, 5.81%, 10/25/2065 (a) (b)	500,000	499,274
OBX Trust:
Series 2024-NQM12, Class A1, 5.48%, 7/25/2064 (a) (e)	6,728,908	6,771,662
Series 2024-NQM13, Class A2, CMO, 5.37%, 6/25/2064 (a) (e)	1,867,961	1,870,203
Series 2024-NQM18, Class M1, CMO, VRN, 6.17%, 10/25/2064 (a) (b)	5,600,000	5,632,275
Series 2024-NQM6, Class A1, 6.45%, 2/25/2064 (a) (e)	3,988,511	4,043,450
Series 2024-NQM7, Class A1, 6.24%, 3/25/2064 (a) (e)	3,000,473	3,035,178
Series 2025-R1, Class A3, CMO, 5.19%, 9/25/2062 (a) (e)	982,511	978,160
Series 2025-R1, Class M1, CMO, VRN, 5.75%, 9/25/2062 (a) (b)	1,350,000	1,330,777

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PRPM LLC:
Series 2024-7, Class A1, CMO, 5.87%, 11/25/2029 (a) (e)	$4,448,925	$4,451,219
Series 2024-8, Class A1, CMO, 5.90%, 12/25/2029 (a) (e)	16,835,277	16,850,307
Series 2025-4, Class A1, CMO, 6.18%, 6/25/2030 (a) (e)	13,875,283	13,901,602
PRPM Trust:
Series 2025-3, Class A1, CMO, 6.26%, 5/25/2030 (a) (e)	18,900,310	18,936,049
Series 2025-NQM5, Class A1, CMO, VRN, 5.18%, 10/25/2070 (a) (b)	1,187,314	1,187,681
Series 2025-NQM5, Class A2, CMO, 5.33%, 10/25/2070 (a) (e)	989,428	991,433
Series 2025-NQM5, Class A3, CMO, 5.43%, 10/25/2070 (a) (e)	989,428	990,637
Series 2025-NQM5, Class B1, CMO, VRN, 6.90%, 10/25/2070 (a) (b)	1,000,000	1,003,285
Series 2025-NQM5, Class M1, CMO, VRN, 5.90%, 10/25/2070 (a) (b)	1,000,000	1,004,051
RALI Trust:
Series 2005-QA7, Class A22, CMO, 5.31%, 7/25/2035 (b)	1,184,661	1,139,125
Series 2005-QS13, Class 2A4, 5.75%, 9/25/2035	2,396,156	1,965,267
RBSGC Mortgage Loan Trust Series 2007-A, Class 2A2, 6.00%, 1/25/2037	2,143,127	1,954,622
Residential Asset Securitization Trust Series 2005-A16, Class A3, 6.00%, 2/25/2036	3,039,450	1,001,827
Starwood Ltd. Series 2021-FL2, Class A, 1 mo. USD Term SOFR + 1.31%, 5.05%, 4/18/2038 (a) (b)	1,520,892	1,520,956
Structured Adjustable Rate Mortgage Loan Trust Series 2006-8, Class 4A3, CMO, 4.77%, 9/25/2036 (b)	78,840	70,443
Structured Asset Mortgage Investments II Trust:
Series 2004-AR3, Class M, CMO, 1 mo. USD Term SOFR + 0.79%, 4.52%, 7/19/2034 (b)	431,183	417,244
Security Description	Principal Amount	Value
Series 2007-AR3, Class 1A3, 1 mo. USD Term SOFR + 0.53%, 4.27%, 9/25/2047 (b)	$5,217,077	$4,319,541
TBW Mortgage-Backed Trust Series 2006-6, Class A2B, 6.16%, 1/25/2037 (e)	9,983,827	2,151,515
UBS Commercial Mortgage Trust Series 2018-C8, Class C, 4.68%, 2/15/2051 (b)	1,969,000	1,802,373
Verus Securitization Trust:
Series 2022-3, Class A1, 4.13%, 2/25/2067 (a) (e)	13,278,093	13,021,581
Series 2023-3, Class A1, 5.93%, 3/25/2068 (a) (e)	2,630,147	2,629,988
Series 2023-4, Class A1, 5.81%, 5/25/2068 (a) (e)	5,095,269	5,097,427
Series 2023-INV1, Class B2, CMO, 7.45%, 2/25/2068 (a) (b)	3,698,000	3,689,891
Series 2024-9, Class A1, CMO, VRN, 5.44%, 11/25/2069 (a) (b)	6,695,916	6,743,026
Series 2025-10, Class A3, CMO, 5.37%, 6/25/2070 (a) (e)	3,748,557	3,758,852
Series 2025-4, Class A1, CMO, 5.45%, 5/25/2070 (a) (e)	21,638,767	21,811,228
WaMu Mortgage Pass-Through Certificates Trust Series 2006-AR14, Class 1A5, 4.00%, 11/25/2036 (b)	2,599,732	2,298,125
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2005-8, Class 2CB1, CMO, 5.50%, 10/25/2035	488,008	476,680
Series 2006-1, Class 4CB, 6.50%, 2/25/2036	4,008,842	3,078,774
Series 2006-5, Class 3A2, CMO, 6.50%, 7/25/2036 (e)	2,399,012	468,233
Series 2006-AR9, Class 2A, 1 yr. USD MTA + 0.84%, 4.87%, 11/25/2046 (b)	2,421,039	1,927,446
Series 2007-2, Class 1A3, CMO, 6.00%, 4/25/2037	3,145,914	2,491,090
Series 2007-HY1, Class A3A, CMO, 1 mo. USD Term SOFR + 0.57%, 4.31%, 2/25/2037 (b)	3,183,780	2,412,950

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust Series 2007-AR4, Class A1, CMO, 6.36%, 8/25/2037 (b)	$483,495	$468,009
TOTAL MORTGAGE-BACKED SECURITIES (Cost $535,624,555)		516,972,276
COMMERCIAL MORTGAGE BACKED SECURITIES — 3.2%
1345 Trust Series 2025-AOA, Class A, 1 mo. USD Term SOFR + 1.60%, 5.35%, 6/15/2042 (a) (b)	970,000	972,976
280 Park Avenue Mortgage Trust Series 2017-280P, Class A, 1 mo. USD Term SOFR + 1.18%, 4.96%, 9/15/2034 (a) (b)	1,390,000	1,379,302
ARDN Mortgage Trust Series 2025-ARCP, Class A, 1 mo. USD Term SOFR + 1.75%, 5.50%, 6/15/2035 (a) (b)	970,000	971,000
Bank:
Series 2017-BNK4, Class XA, IO, 1.32%, 5/15/2050 (b)	23,455,019	234,373
Series 2017-BNK6, Class XA, IO, 0.76%, 7/15/2060 (b)	40,273,342	327,297
Series 2021-BN35, Class XA, IO, VRN, 1.03%, 6/15/2064 (b)	9,048,728	362,649
Bank5:
Series 2024-5YR8, Class XA, IO, 0.90%, 8/15/2057 (b)	45,724,359	1,262,167
Series 2024-5YR9, Class A3, 5.61%, 8/15/2057	1,381,000	1,436,988
Series 2025-5YR15, Class AS, 5.76%, 7/15/2058	1,340,000	1,388,829
Series 2025-5YR18, Class A3, 5.15%, 12/15/2058	1,270,000	1,305,763
Series 2025-5YR19, Class AS, 5.61%, 12/15/2058	2,249,000	2,321,528
Bank5 Trust Series 2024-5YR6, Class A3, 6.23%, 5/15/2057	1,831,000	1,928,166
BBCMS Mortgage Trust:
Series 2025-5C37, Class A3, 5.02%, 9/15/2058	2,001,000	2,046,568
Series 2025-5C38, Class A3, 5.15%, 11/15/2058	2,048,000	2,107,196
Security Description	Principal Amount	Value
Series 2025-C32, Class XA, IO, VRN, 1.13%, 2/15/2062 (b)	$16,028,751	$1,284,984
Benchmark Mortgage Trust:
Series 2019-B14, Class A2, 2.91%, 12/15/2062	1,844,419	1,793,574
Series 2020-B19, Class XA, IO, VRN, 1.66%, 9/15/2053 (b)	17,037,505	815,170
Series 2021-B24, Class XA, IO, VRN, 1.13%, 3/15/2054 (b)	3,350,127	129,689
Series 2024-V10, Class AS, VRN, 5.73%, 9/15/2057 (b)	303,000	312,016
Series 2024-V6, Class AS, 6.38%, 3/15/2057	333,000	348,292
Series 2024-V8, Class A1, 5.51%, 7/15/2057	1,261,750	1,284,922
Series 2024-V8, Class A3, VRN, 6.19%, 7/15/2057 (b)	1,832,000	1,934,823
Series 2025-V15, Class AS, 6.17%, 6/15/2058	3,941,000	4,137,006
Series 2025-V16, Class A3, VRN, 5.44%, 8/15/2058 (b)	1,330,000	1,382,383
Series 2025-V17, Class A3, 5.07%, 9/15/2058	1,998,000	2,047,356
Series 2025-V18, Class AS, 5.59%, 10/15/2058	1,380,000	1,421,210
Series 2025-V18, Class XA, IO, VRN, 1.26%, 10/15/2058 (a) (b)	37,172,788	1,957,986
Series 2025-V19, Class A3, VRN, 5.25%, 1/15/2058 (b)	2,029,000	2,096,093
BFLD Trust:
Series 2025-EWEST, Class C, 1 mo. USD Term SOFR + 2.10%, 5.85%, 6/15/2042 (a) (b)	970,000	970,315
Series 2025-FPM, Class A, VRN, 5.01%, 10/10/2040 (a) (b)	1,000,000	1,009,578
BMO Mortgage Trust:
Series 2024-5C6, Class A3, 5.32%, 9/15/2057	1,878,000	1,932,730
Series 2024-5C7, Class AS, VRN, 5.89%, 11/15/2057 (b)	1,288,000	1,327,789
Series 2025-5C12, Class AS, 5.56%, 10/15/2058	2,011,000	2,068,614
BRAVO Residential Funding Trust Series 2025-NQM9, Class M1, 6.03%, 9/25/2065 (a) (b)	11,477,000	11,536,451

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
BSTN Commercial Mortgage Trust Series 2025-HUB, Class A, 4.90%, 4/13/2041 (a) (b)	$870,000	$873,331
BX Commercial Mortgage Trust:
Series 2021-XL2, Class E, 1 mo. USD Term SOFR + 1.96%, 5.71%, 10/15/2038 (a) (b)	2,017,400	2,013,424
Series 2022-LP2, Class A, 1 mo. USD Term SOFR + 1.01%, 4.76%, 2/15/2039 (a) (b)	236,596	236,161
Series 2024-AIRC, Class A, 1 mo. USD Term SOFR + 1.69%, 5.44%, 8/15/2041 (a) (b)	1,104,710	1,105,788
Series 2025-BCAT, Class A, 1 mo. USD Term SOFR + 1.38%, 5.13%, 8/15/2042 (a) (b)	958,285	957,441
BX Trust:
Series 2019-OC11, Class E, 3.94%, 12/9/2041 (a) (b)	1,460,000	1,347,805
Series 2021-BXMF, Class D, 1 mo. USD Term SOFR + 1.94%, 5.69%, 10/15/2026 (a) (b)	229,192	228,542
Series 2025-ARIA, Class C, VRN, 5.52%, 12/13/2042 (a) (b)	940,465	945,805
BXP Trust:
Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	1,360,000	1,335,845
Series 2017-GM, Class B, VRN, 3.42%, 6/13/2039 (a) (b)	1,110,000	1,086,313
CD Mortgage Trust Series 2017-CD4, Class XA, IO, 1.21%, 5/10/2050 (b)	12,492,105	116,373
CENT Trust Series 2025-CITY, Class A, VRN, 4.92%, 7/10/2040 (a) (b)	1,323,000	1,337,449
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA, IO, 1.44%, 5/10/2058 (b)	3,600,715	3,856
Citigroup Commercial Mortgage Trust:
Series 2015-GC27, Class D, 4.38%, 2/10/2048 (a) (b)	196,308	189,202
Series 2015-GC33, Class C, 4.34%, 9/10/2058 (b)	550,000	468,256
Series 2016-C1, Class A4, 3.21%, 5/10/2049	1,840,000	1,832,339
Security Description	Principal Amount	Value
Series 2016-GC36, Class XA, IO, 1.00%, 2/10/2049 (b)	$5,632,534	$8,105
COMM Mortgage Trust:
Series 2013-CR12, Class XA, IO, 0.51%, 10/10/2046 (b)	1,905,290	10,515
Series 2015-DC1, Class XA, IO, 0.57%, 2/10/2048 (b)	578,066	2,478
Series 2016-DC2, Class XA, IO, 0.77%, 2/10/2049 (b)	3,195,279	125
CSAIL Commercial Mortgage Trust:
Series 2017-CX10, Class XA, IO, 0.84%, 11/15/2050 (b)	45,172,299	471,929
Series 2019-C17, Class XA, IO, VRN, 1.31%, 9/15/2052 (b)	26,604,758	970,676
CSMC Trust:
Series 2021-B33, Class A1, 3.05%, 10/10/2043 (a)	537,802	514,111
Series 2021-B33, Class A2, 3.17%, 10/10/2043 (a)	1,410,000	1,262,004
Del Amo Fashion Center Trust Series 2017-AMO, Class A, 3.64%, 6/5/2035 (a) (b)	940,000	925,572
Grace Trust Series 2020-GRCE, Class D, VRN, 2.68%, 12/10/2040 (a) (b)	1,147,000	1,007,468
GS Mortgage Securities Corp. Trust:
Series 2018-TWR, Class A, 1 mo. USD Term SOFR + 1.20%, 4.95%, 7/15/2031 (a) (b)	283,000	230,745
Series 2018-TWR, Class D, 1 mo. USD Term SOFR + 1.90%, 5.65%, 7/15/2031 (a) (b)	650,000	41,728
Series 2018-TWR, Class E, 1 mo. USD Term SOFR + 2.40%, 6.15%, 7/15/2031 (a) (b)	650,000	64,681
Series 2018-TWR, Class F, 1 mo. USD Term SOFR + 3.10%, 6.85%, 7/15/2031 (a) (b)	650,000	58,181
Series 2018-TWR, Class G, 1 mo. USD Term SOFR + 4.22%, 7.97%, 7/15/2031 (a) (b)	650,000	51,681
GS Mortgage Securities Trust:
Series 2014-GC24, Class XA, IO, 0.29%, 9/10/2047 (b)	1,613,937	4,440

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	$38,336	$38,005
Series 2015-GC34, Class XA, IO, 0.69%, 10/10/2048 (b)	1,272,058	6,433
Series 2016-GS3, Class XA, IO, 1.16%, 10/10/2049 (b)	21,288,532	58,390
Series 2017-GS7, Class XA, IO, 1.02%, 8/10/2050 (b)	36,289,559	391,765
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2015-JP1, Class XA, IO, 0.81%, 1/15/2049 (b)	2,439,309	6,232
Series 2022-NLP, Class A, 1 mo. USD Term SOFR + 0.85%, 4.60%, 4/15/2037 (a) (b)	1,690,695	1,665,649
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C25, Class XA, IO, 0.41%, 11/15/2047 (b)	773,887	704
Series 2015-C30, Class XA, IO, 0.03%, 7/15/2048 (b)	2,814,367	110
JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA, IO, 1.48%, 6/15/2049 (b)	10,467,775	66,641
LSTAR Commercial Mortgage Trust Series 2017-5, Class X, IO, 0.87%, 3/10/2050 (a) (b)	31,373,299	177,648
MAD Commercial Mortgage Trust Series 2025-11MD, Class C, VRN, 5.63%, 10/15/2042 (a) (b)	1,000,000	1,008,390
Manhattan West Mortgage Trust Series 2020-1MW, Class C, VRN, 2.34%, 9/10/2039 (a) (b)	1,300,000	1,245,190
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C28, Class XA, IO, 1.04%, 1/15/2049 (b)	5,819,802	5,030
Series 2016-C30, Class XA, IO, 1.20%, 9/15/2049 (b)	13,546,661	29,644
Series 2016-C31, Class C, 4.24%, 11/15/2049 (b)	1,835,000	1,671,018
Series 2025-5C2, Class A3, 5.11%, 11/15/2058	2,061,000	2,112,471
Morgan Stanley Capital I Trust:
Series 2016-UB12, Class XA, IO, 0.62%, 12/15/2049 (b)	42,592,517	153,604
Series 2016-UBS9, Class A4, 3.59%, 3/15/2049	48,589	48,459
Security Description	Principal Amount	Value
Series 2019-L3, Class XA, IO, 0.60%, 11/15/2052 (b)	$51,478,606	$1,034,612
NXPT Commercial Mortgage Trust Series 2024-STOR, Class B, VRN, 4.65%, 11/5/2041 (a) (b)	1,030,000	1,024,321
PRPM LLC Series 2025-6, Class A1, CMO, 5.77%, 8/25/2028 (a) (e)	1,774,458	1,777,315
ROCK Trust Series 2024-CNTR, Class A, 5.39%, 11/13/2041 (a)	966,000	992,745
SFO Commercial Mortgage Trust Series 2021-555, Class A, 1 mo. USD Term SOFR + 1.26%, 5.01%, 5/15/2038 (a) (b)	1,390,000	1,379,779
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	450,000	434,650
SLG Office Trust Series 2021-OVA, Class E, 2.85%, 7/15/2041 (a)	1,450,000	1,251,344
SREIT Trust:
Series 2021-MFP, Class D, 1 mo. USD Term SOFR + 1.69%, 5.44%, 11/15/2038 (a) (b)	2,402,442	2,396,420
Series 2021-MFP2, Class A, 1 mo. USD Term SOFR + 0.94%, 4.69%, 11/15/2036 (a) (b)	1,000,000	998,374
TCO Commercial Mortgage Trust Series 2024-DPM, Class C, 1 mo. USD Term SOFR + 1.99%, 5.74%, 12/15/2039 (a) (b)	1,380,000	1,381,722
UBS Commercial Mortgage Trust:
Series 2017-C1, Class XA, IO, 1.45%, 6/15/2050 (b)	14,274,588	182,580
Series 2017-C4, Class XA, IO, 1.08%, 10/15/2050 (b)	19,210,801	265,816
VEGAS Trust Series 2024-TI, Class A, 5.52%, 11/10/2039 (a)	647,000	655,853
Velocity Commercial Capital Loan Trust:
Series 2020-1, Class M3, VRN, 3.19%, 2/25/2050 (a) (b)	1,441,463	1,154,671
Series 2024-6, Class A, VRN, 5.81%, 12/25/2054 (a) (b)	4,983,956	5,021,558

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Series 2025-3, Class A, VRN, 5.87%, 6/25/2055 (a) (b)	$6,120,126	$6,175,508
Series 2025-5, Class A, VRN, 5.32%, 12/25/2055 (a) (b)	9,953,651	9,979,908
VRTX Trust Series 2025-HQ, Class A, VRN, 4.93%, 8/5/2042 (a) (b)	270,000	271,357
Waterfall Commercial Mortgage Trust Series 2015-SBC5, Class A, 4.10%, 9/14/2049 (a) (b)	144,591	143,218
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS2, Class XA, IO, 0.00%, 7/15/2058 (b)	1,167,492	46
Series 2016-BNK1, Class XB, IO, VRN, 1.29%, 8/15/2049 (b)	19,849,000	129,296
Series 2016-C33, Class XA, IO, 1.45%, 3/15/2059 (b)	4,429,026	173
Series 2017-C38, Class XA, IO, 0.90%, 7/15/2050 (b)	31,638,913	268,556
Series 2017-RC1, Class XA, IO, 1.37%, 1/15/2060 (b)	14,616,989	154,305
Series 2025-5C4, Class A3, 5.67%, 5/15/2058	1,875,000	1,962,454
Series 2025-5C7, Class A3, 5.20%, 12/15/2058	2,087,000	2,145,465
Willowbrook Mall Series 2025-WBRK, Class A, 5.87%, 3/5/2035 (a) (b)	1,393,000	1,447,012
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $166,759,229)		128,852,593
	Shares
SHORT-TERM INVESTMENT — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (j) (k) (Cost $69,441,555)	69,441,555	69,441,555
TOTAL INVESTMENTS — 98.5% (Cost $4,082,013,291)		3,994,927,549
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.5%		58,798,256
NET ASSETS — 100.0%		$4,053,725,805

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 24.6% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $81,941, representing 0.00% of the Fund's net assets.
(d)	Security is currently in default and/or issuer is in bankruptcy.
(e)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2025. Maturity date shown is the final maturity.
(f)	Position is unsettled. Interest rate was not determined at December 31, 2025 and does not take effect until settlement date.
(g)	When-issued security.
(h)	Non-income producing security.
(i)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(j)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(k)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
IO	Interest Only
MTN	Medium Term Note
PIK	Payment in Kind
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
VRN	Variable Rate Note

See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

At December 31,2025, the Fund had unfunded loan commitments of $113,102, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	15,923	16,002	79
GC Ferry Acquisition I, Inc.	11,667	11,666	(1)
Kaman Corp.	32,731	32,903	172
Pinnacle Buyer LLC	9,678	9,726	48
Savor Acquisition, Inc.	18,103	18,201	98
Titan Acquisition Limited	25,000	25,221	221
	$113,102	$113,719	$617

At December 31, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10 Yr. U.S. Treasury Ultra Futures (short)	(250)	03/20/2026	$(28,808,505)	$(28,753,906)	$54,599
Ultra U.S. Treasury Bond Futures (short)	(1,085)	03/20/2026	(129,307,257)	(128,030,000)	1,277,257
2 Yr. U.S. Treasury Note Futures (long)	8,565	03/31/2026	1,786,767,140	1,788,278,316	1,511,176
5 Yr. U.S. Treasury Note Futures (long)	6,250	03/31/2026	682,732,354	683,154,300	421,946
U.S. Treasury Bond Futures (long)	3,585	03/20/2026	416,025,679	414,403,594	(1,622,085)
					$1,642,893

During the period ended December 31, 2025, the average notional value related to long futures contracts was $2,424,674,664 and short futures contracts was $75,743,661.
See accompanying notes to financial statements.

STATE STREET DOUBLELINE TOTAL RETURN TACTICAL ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$490,644,874	$24,323	$490,669,197
Asset-Backed Securities	—	442,105,057	—	442,105,057
Foreign Government Obligations	—	10,306,631	—	10,306,631
U.S. Government Agency Obligations	—	1,449,944,971	—	1,449,944,971
U.S. Treasury Obligations	—	848,025,033	—	848,025,033
Mortgage-Backed Securities	—	516,972,276	—	516,972,276
Commercial Mortgage Backed Securities	—	128,852,593	—	128,852,593
Common Stocks	—	—	57,618	57,618
Senior Floating Rate Loans	—	38,552,618	0(a)	38,552,618
Short-Term Investment	69,441,555	—	—	69,441,555
TOTAL INVESTMENTS	$69,441,555	$3,925,404,053	$81,941	$3,994,927,549
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$618	$—	$618
Unfunded Loans - Unrealized Depreciation	—	(1)	—	(1)
Futures Contracts - Unrealized Appreciation	3,264,978	—	—	3,264,978
Futures Contracts - Unrealized Depreciation	(1,622,085)	—	—	(1,622,085)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,642,893	$617	$—	$1,643,510
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2025.

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	151,157,708	$151,157,708	$614,805,216	$696,521,369	$—	$—	69,441,555	$69,441,555	$1,544,756
See accompanying notes to financial statements.

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SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

	State Street Multi-Asset Real Return ETF	State Street Income Allocation ETF	State Street Global Allocation ETF
ASSETS
Investments in unaffiliated issuers, at value*	$8,124,456	$7,769,246	$—
Investments in affiliated issuers, at value	698,378,898	71,183,740	278,566,906
Total Investments	706,503,354	78,952,986	278,566,906
Net cash at broker	—	—	—
Cash	—	—	—
Receivable for investments sold	—	398,711	—
Receivable for fund shares sold	75,674	8,273	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—
Dividends receivable — unaffiliated issuers	73,259	—	249,277
Dividends receivable — affiliated issuers	3,190	1,200	27,926
Interest receivable — unaffiliated issuers	—	—	27,926
Securities lending income receivable — unaffiliated issuers	1,804	1,349	80
Securities lending income receivable — affiliated issuers	37,095	4,825	7,864
Unrealized appreciation on unfunded loan commitments	—	—	—
Receivable for foreign taxes recoverable	—	—	—
TOTAL ASSETS	706,694,376	79,367,344	278,879,979
LIABILITIES
Due to custodian	—	337,232	—
Payable upon return of securities loaned	63,004,912	10,793,929	4,873,534
Payable for investments purchased	—	—	—
Payable to broker – accumulated variation margin on open futures contracts	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—
Advisory fee payable	85,356	14,297	51,916
Trustees’ fees and expenses payable	12	9	6
TOTAL LIABILITIES	63,090,280	11,145,467	4,925,456
NET ASSETS	$643,604,096	$68,221,877	$273,954,523
NET ASSETS CONSIST OF:
Paid-in capital	$671,223,862	$88,154,853	$236,620,922
Total distributable earnings (loss)	(27,619,766)	(19,932,976)	37,333,601
NET ASSETS	$643,604,096	$68,221,877	$273,954,523
NET ASSET VALUE PER SHARE
Net asset value per share	$31.41	$32.96	$49.45
Shares outstanding (unlimited amount authorized, $0.01 par value)	20,490,000	2,070,000	5,540,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$8,461,799	$7,543,334	$—
Investments in affiliated issuers	632,679,078	70,263,683	240,748,591
Total cost of investments	$641,140,877	$77,807,017	$240,748,591
* Includes investments in securities on loan, at value	$64,560,006	$18,231,893	$5,028,713
See accompanying notes to financial statements.

State Street Ultra Short Term Bond ETF	State Street Loomis Sayles Opportunistic Bond ETF	State Street Nuveen Municipal Bond ETF	State Street Nuveen Municipal Bond ESG ETF	State Street Fixed Income Sector Rotation ETF	State Street US Sector Rotation ETF

$552,820,470	$47,166,973	$26,860,616	$13,064,103	$—	$332,494,544
64,374,085	3,800,460	319,231	507,144	384,288,998	855,690,208
617,194,555	50,967,433	27,179,847	13,571,247	384,288,998	1,188,184,752
392,601	751,744	—	—	—	—
—	38,586	—	—	—	—
—	153,717	—	—	—	—
—	—	—	—	—	—
—	268	—	—	—	—
—	—	—	—	—	148,898
211,770	7,905	1,163	1,613	435	2,133
5,262,811	613,003	354,417	136,381	—	—
—	—	—	—	354	1,801
—	—	—	—	4,589	58,408
—	102	—	—	—	—
—	297	—	—	—	—
623,061,737	52,533,055	27,535,427	13,709,241	384,294,376	1,188,395,992

—	6,982	—	—	—	—
—	—	—	—	24,173,900	298,910,298
—	416,999	—	517,604	—	—
41,777	15,707	—	—	—	—
—	2,699	—	—	—	—
107,159	22,933	9,346	4,819	47,392	661,028
14	—	71	92	8	18
148,950	465,320	9,417	522,515	24,221,300	299,571,344
$622,912,787	$52,067,735	$27,526,010	$13,186,726	$360,073,076	$888,824,648

$621,060,751	$56,675,740	$29,939,872	$13,953,699	$386,430,508	$781,930,640
1,852,036	(4,608,005)	(2,413,862)	(766,973)	(26,357,432)	106,894,008
$622,912,787	$52,067,735	$27,526,010	$13,186,726	$360,073,076	$888,824,648

$40.51	$26.03	$27.53	$29.30	$25.87	$62.29
15,375,000	2,000,000	1,000,000	450,000	13,920,000	14,270,000

$550,599,104	$46,807,762	$26,371,749	$12,794,928	$—	$273,635,391
64,374,085	3,815,855	319,231	507,144	383,203,850	786,734,863
$614,973,189	$50,623,617	$26,690,980	$13,302,072	$383,203,850	$1,060,370,254
$—	$—	$—	$—	$23,536,011	$333,367,822

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
December 31, 2025 (Unaudited)

	State Street DoubleLine Emerging Markets Fixed Income ETF	State Street DoubleLine Short Duration Total Return Tactical ETF	State Street DoubleLine Total Return Tactical ETF
ASSETS
Investments in unaffiliated issuers, at value	$101,929,852	$326,136,808	$3,925,485,994
Investments in affiliated issuers, at value	1,648,208	9,066,885	69,441,555
Total Investments	103,578,060	335,203,693	3,994,927,549
Foreign currency, at value	805	—	469
Net cash at broker	—	—	23,957,882
Cash	271,739	3,005	549,725
Receivable from broker — accumulated variation margin on futures contracts	—	—	1,685,539
Receivable for investments sold	—	129,193	1,538,146
Receivable for fund shares sold	—	1,180,000	16,086,256
Dividends receivable — affiliated issuers	7,395	48,497	290,878
Interest receivable — unaffiliated issuers	1,279,569	2,055,150	21,480,470
Unrealized appreciation on unfunded loan commitments	—	—	617
TOTAL ASSETS	105,137,568	338,619,538	4,060,517,531
LIABILITIES
Payable for investments purchased	210,584	2,204,778	4,908,347
Advisory fee payable	57,885	122,248	1,883,293
Trustees’ fees and expenses payable	—	6	86
TOTAL LIABILITIES	268,469	2,327,032	6,791,726
NET ASSETS	$104,869,099	$336,292,506	$4,053,725,805
NET ASSETS CONSIST OF:
Paid-in capital	$115,869,363	$343,710,308	$4,615,414,366
Total distributable earnings (loss)	(11,000,264)	(7,417,802)	(561,688,561)
NET ASSETS	$104,869,099	$336,292,506	$4,053,725,805
NET ASSET VALUE PER SHARE
Net asset value per share	$43.24	$47.20	$40.22
Shares outstanding (unlimited amount authorized, $0.01 par value)	2,425,000	7,125,000	100,800,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$101,446,456	$327,502,402	$4,012,571,736
Investments in affiliated issuers	1,648,208	9,066,885	69,441,555
Total cost of investments	$103,094,664	$336,569,287	$4,082,013,291
Foreign currency, at cost	$658	$—	$434
See accompanying notes to financial statements.

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SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2025 (Unaudited)

	State Street Multi-Asset Real Return ETF	State Street Income Allocation ETF	State Street Global Allocation ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$—	$—	$—
Dividend income — unaffiliated issuers	198,038	160,011	—
Dividend income — affiliated issuers	16,025,355	1,827,655	4,877,275
Unaffiliated securities lending income	6,635	8,781	3,474
Affiliated securities lending income	152,207	25,260	63,707
TOTAL INVESTMENT INCOME (LOSS)	16,382,235	2,021,707	4,944,456
EXPENSES
Advisory fee	425,895	68,814	187,884
Trustees’ fees and expenses	1,891	259	942
TOTAL EXPENSES	427,786	69,073	188,826
NET INVESTMENT INCOME (LOSS)	$15,954,449	$1,952,634	$4,755,630
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(394,756)	(692,950)	—
Investments — affiliated issuers	1,420,564	394,784	2,404,555
In-kind redemptions — unaffiliated issuers	356,039	801,282	—
In-kind redemptions — affiliated issuers	—	—	2,525,952
Forward foreign currency exchange contracts	—	—	—
Foreign currency transactions	—	—	—
Futures contracts	—	—	—
Swap contracts	—	—	—
Net realized gain (loss)	1,381,847	503,116	4,930,507
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(45,953)	33,266	—
Investments — affiliated issuers	40,075,669	846,905	9,945,277
Unfunded loan commitments	—	—	—
Forward foreign currency exchange contracts	—	—	—
Foreign currency translations	—	—	—
Futures contracts	—	—	—
Net change in unrealized appreciation/depreciation	40,029,716	880,171	9,945,277
NET REALIZED AND UNREALIZED GAIN (LOSS)	41,411,563	1,383,287	14,875,784
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$57,366,012	$3,335,921	$19,631,414
See accompanying notes to financial statements.

State Street Ultra Short Term Bond ETF	State Street Loomis Sayles Opportunistic Bond ETF	State Street Nuveen Municipal Bond ETF	State Street Nuveen Municipal Bond ESG ETF	State Street Fixed Income Sector Rotation ETF	State Street US Sector Rotation ETF	State Street DoubleLine Emerging Markets Fixed Income ETF

$12,525,544	$1,404,000	$553,566	$247,756	$—	$—	$2,756,439
—	—	—	—	—	729,258	—
1,389,483	155,209	14,265	20,212	8,791,792	3,998,224	42,531
—	—	—	—	7,424	13,624	—
—	—	—	—	63,747	202,651	—
13,915,027	1,559,209	567,831	267,968	8,862,963	4,943,757	2,798,970

627,986	125,930	56,639	28,407	518,803	2,633,298	324,130
2,297	174	171	135	1,346	2,796	347
630,283	126,104	56,810	28,542	520,149	2,636,094	324,477
$13,284,744	$1,433,105	$511,021	$239,426	$8,342,814	$2,307,663	$2,474,493

158,422	237,492	(80,598)	(13,742)	—	(46,318,320)	(1,007,338)
—	(17,485)	—	—	(79,584)	57,262,752	—
—	(18)	19,330	—	—	58,470,311	—
—	—	—	—	3,038,938	—	—
—	(4,260)	—	—	—	—	—
—	(10,689)	—	—	—	—	—
231,122	125,516	—	—	—	—	—
—	(7,027)	—	—	—	—	—
389,544	323,529	(61,268)	(13,742)	2,959,354	69,414,743	(1,007,338)

299,988	11,634	579,312	234,251	—	32,739,384	1,706,482
—	(1,727)	—	—	(3,230,814)	1,649,881	—
—	(76)	—	—	—	—	—
—	3,503	—	—	—	—	—
—	9,733	—	—	—	—	—
(239,801)	(134,797)	—	—	—	—	—
60,187	(111,730)	579,312	234,251	(3,230,814)	34,389,265	1,706,482
449,731	211,799	518,044	220,509	(271,460)	103,804,008	699,144
$13,734,475	$1,644,904	$1,029,065	$459,935	$8,071,354	$106,111,671	$3,173,637

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS  (continued)
For the Six Months Ended December 31, 2025 (Unaudited)

	State Street DoubleLine Short Duration Total Return Tactical ETF	State Street DoubleLine Total Return Tactical ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$6,752,830	$88,191,355
Dividend income — affiliated issuers	261,004	1,544,756
Other income	3,320	—
TOTAL INVESTMENT INCOME (LOSS)	7,017,154	89,736,111
EXPENSES
Advisory fee	655,761	10,858,412
Trustees’ fees and expenses	953	13,944
TOTAL EXPENSES	656,714	10,872,356
NET INVESTMENT INCOME (LOSS)	$6,360,440	$78,863,755
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	238,847	1,739,887
Foreign currency transactions	—	(12)
Futures contracts	—	27,280,930
Net realized gain (loss)	238,847	29,020,805
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	550,371	45,094,411
Unfunded loan commitments	—	317
Futures contracts	—	(27,279,240)
Net change in unrealized appreciation/depreciation	550,371	17,815,488
NET REALIZED AND UNREALIZED GAIN (LOSS)	789,218	46,836,293
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$7,149,658	$125,700,048
See accompanying notes to financial statements.

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SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Multi-Asset Real Return ETF		State Street Income Allocation ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$15,954,449	$13,846,366	$1,952,634	$3,706,033
Net realized gain (loss)	1,381,847	(19,177,476)	503,116	1,578,976
Net change in unrealized appreciation/depreciation	40,029,716	42,754,328	880,171	2,028,185
Net increase (decrease) in net assets resulting from operations	57,366,012	37,423,218	3,335,921	7,313,194
Net equalization credits and charges	36,643	(74,818)	23,878	2,790
Distributions to shareholders	(15,461,700)	(13,666,571)	(2,003,962)	(3,583,349)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	99,781,902	92,325,883	8,308,841	24,734,183
Cost of shares redeemed	(2,721,881)	(123,568,650)	(8,959,657)	(30,851,425)
Net income equalization	(36,643)	74,818	(23,878)	(2,790)
Other capital	—	—	—	—
Net increase (decrease) in net assets from beneficial interest transactions	97,023,378	(31,167,949)	(674,694)	(6,120,032)
Contribution from affiliate (Note 6)	—	—	—	—
Net increase (decrease) in net assets during the period	138,964,333	(7,486,120)	681,143	(2,387,397)
Net assets at beginning of period	504,639,763	512,125,883	67,540,734	69,928,131
NET ASSETS AT END OF PERIOD	$643,604,096	$504,639,763	$68,221,877	$67,540,734
SHARES OF BENEFICIAL INTEREST:
Shares sold	3,260,000	3,270,000	250,000	770,000
Shares redeemed	(90,000)	(4,460,000)	(270,000)	(960,000)
Net increase (decrease) from share transactions	3,170,000	(1,190,000)	(20,000)	(190,000)
See accompanying notes to financial statements.

State Street Global Allocation ETF		State Street Ultra Short Term Bond ETF		State Street Loomis Sayles Opportunistic Bond ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$4,755,630	$7,072,032	$13,284,744	$27,299,960	$1,433,105	$2,673,224
4,930,507	12,891,974	389,544	1,489,930	323,529	(20,853)
9,945,277	7,311,610	60,187	1,646,664	(111,730)	544,897
19,631,414	27,275,616	13,734,475	30,436,554	1,644,904	3,197,268
(340)	50,812	89,684	110,683	—	(1,344)
(6,125,091)	(7,069,621)	(16,487,874)	(27,217,896)	(1,766,433)	(2,706,520)

11,317,808	32,734,237	89,337,849	202,525,522	5,237,940	11,752,802
(8,310,577)	(33,631,131)	(118,581,015)	(128,768,436)	—	(2,580,472)
340	(50,812)	(89,684)	(110,683)	—	1,344
—	—	36,113	84,481	10,475	24,418
3,007,571	(947,706)	(29,296,737)	73,730,884	5,248,415	9,198,092
—	4,006	—	—	—	—
16,513,554	19,313,107	(31,960,452)	77,060,225	5,126,886	9,687,496
257,440,969	238,127,862	654,873,239	577,813,014	46,940,849	37,253,353
$273,954,523	$257,440,969	$622,912,787	$654,873,239	$52,067,735	$46,940,849

230,000	730,000	2,200,000	5,000,000	200,000	450,000
(170,000)	(760,000)	(2,925,000)	(3,175,000)	—	(100,000)
60,000	(30,000)	(725,000)	1,825,000	200,000	350,000

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street Nuveen Municipal Bond ETF		State Street Nuveen Municipal Bond ESG ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$511,021	$1,712,155	$239,426	$1,215,750
Net realized gain (loss)	(61,268)	(1,610,697)	(13,742)	(908,718)
Net change in unrealized appreciation/depreciation	579,312	636,312	234,251	(26,536)
Net increase (decrease) in net assets resulting from operations	1,029,065	737,770	459,935	280,496
Net equalization credits and charges	(1,903)	(49,803)	—	(66,233)
Distributions to shareholders	(577,939)	(1,341,814)	(280,411)	(1,128,841)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	—	4,134,444	—	—
Cost of shares redeemed	(1,377,164)	(24,508,492)	—	(26,290,034)
Net income equalization	1,903	49,803	—	66,233
Other capital	—	23,742	—	21,032
Net increase (decrease) in net assets from beneficial interest transactions	(1,375,261)	(20,300,503)	—	(26,202,769)
Net increase (decrease) in net assets during the period	(926,038)	(20,954,350)	179,524	(27,117,347)
Net assets at beginning of period	28,452,048	49,406,398	13,007,202	40,124,549
NET ASSETS AT END OF PERIOD	$27,526,010	$28,452,048	$13,186,726	$13,007,202
SHARES OF BENEFICIAL INTEREST:
Shares sold	—	150,000	—	—
Shares redeemed	(50,000)	(900,000)	—	(900,000)
Net increase (decrease) from share transactions	(50,000)	(750,000)	—	(900,000)
See accompanying notes to financial statements.

State Street Fixed Income Sector Rotation ETF		State Street US Sector Rotation ETF		State Street DoubleLine Emerging Markets Fixed Income ETF
Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25

$8,342,814	$12,030,754	$2,307,663	$4,587,602	$2,474,493	$4,809,669
2,959,354	(2,389,158)	69,414,743	24,655,095	(1,007,338)	(946,841)
(3,230,814)	6,967,230	34,389,265	24,687,070	1,706,482	2,719,299
8,071,354	16,608,826	106,111,671	53,929,767	3,173,637	6,582,127
734,780	(2,041,972)	(187,813)	(862,536)	45,009	(54)
(8,395,382)	(11,856,038)	(2,484,748)	(4,517,466)	(2,913,628)	(4,811,103)

121,632,760	275,517,590	388,259,173	380,236,730	12,031,933	10,681,747
(191,880,085)	(87,578,412)	(352,385,987)	(235,770,891)	—	(7,446,643)
(734,780)	2,041,972	187,813	862,536	(45,009)	54
—	—	—	—	30,080	34,151
(70,982,105)	189,981,150	36,060,999	145,328,375	12,017,004	3,269,309
(70,571,353)	192,691,966	139,500,109	193,878,140	12,322,022	5,040,279
430,644,429	237,952,463	749,324,539	555,446,399	92,547,077	87,506,798
$360,073,076	$430,644,429	$888,824,648	$749,324,539	$104,869,099	$92,547,077

4,680,000	10,710,000	6,570,000	7,430,000	275,000	250,000
(7,440,000)	(3,390,000)	(5,950,000)	(4,700,000)	—	(175,000)
(2,760,000)	7,320,000	620,000	2,730,000	275,000	75,000

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	State Street DoubleLine Short Duration Total Return Tactical ETF		State Street DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$6,360,440	$8,791,350	$78,863,755	$158,523,999
Net realized gain (loss)	238,847	517,380	29,020,805	(33,211,651)
Net change in unrealized appreciation/depreciation	550,371	900,058	17,815,488	84,740,603
Net increase (decrease) in net assets resulting from operations	7,149,658	10,208,788	125,700,048	210,052,951
Net equalization credits and charges	69,844	28,649	—	—
Distributions to shareholders	(7,684,109)	(8,618,684)	(122,935,788)	(175,503,359)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	85,037,883	117,436,418	208,379,562	934,439,671
Cost of shares redeemed	(2,371,043)	(12,905,021)	—	(46,213,736)
Net income equalization	(69,844)	(28,649)	—	—
Other capital	86,229	130,552	318,567	1,418,004
Net increase (decrease) in net assets from beneficial interest transactions	82,683,225	104,633,300	208,698,129	889,643,939
Net increase (decrease) in net assets during the period	82,218,618	106,252,053	211,462,389	924,193,531
Net assets at beginning of period	254,073,888	147,821,835	3,842,263,416	2,918,069,885
NET ASSETS AT END OF PERIOD	$336,292,506	$254,073,888	$4,053,725,805	$3,842,263,416
SHARES OF BENEFICIAL INTEREST:
Shares sold	1,800,000	2,500,000	5,150,000	23,300,000
Shares redeemed	(50,000)	(275,000)	—	(1,150,000)
Net increase (decrease) from share transactions	1,750,000	2,225,000	5,150,000	22,150,000
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Multi-Asset Real Return ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$29.14	$27.67	$26.64	$27.93	$28.52	$21.25
Income (loss) from investment operations:
Net investment income (loss) (a)	0.84	0.78	0.97	1.61	2.99	0.65
Net realized and unrealized gain (loss) (b)	2.20	1.46	1.07	(1.37)	(0.44)	7.15
Total from investment operations	3.04	2.24	2.04	0.24	2.55	7.80
Net equalization credits and charges (a)	0.00(c)	(0.00)(c)	(0.02)	(0.02)	0.34	0.02
Other capital	—	—	—	—	0.00(c)	—
Distributions to shareholders from:
Net investment income	(0.77)	(0.77)	(0.99)	(1.51)	(3.48)	(0.55)
Net asset value, end of period	$31.41	$29.14	$27.67	$26.64	$27.93	$28.52
Total return (d)	10.46%	8.24%	7.63%	0.78%	10.57%	37.12%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$643,604	$504,640	$512,126	$533,633	$468,031	$130,358
Ratios to average net assets:
Total expenses (e)	0.15%(f)	0.14%	0.13%	0.11%	0.05%	0.08%
Net investment income (loss)	5.45%(f)	2.78%	3.56%	5.79%	10.09%	2.56%
Portfolio turnover rate (g)	15%(h)	56%	19%	30%	38%	49%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Income Allocation ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$32.32	$30.67	$30.29	$30.73	$35.62	$30.37
Income (loss) from investment operations:
Net investment income (loss) (a)	0.94	1.61	1.53	1.45	1.33	1.35
Net realized and unrealized gain (loss) (b)	0.64	1.61	0.28	(0.33)	(4.92)	5.18
Total from investment operations	1.58	3.22	1.81	1.12	(3.59)	6.53
Net equalization credits and charges (a)	0.01	0.00(c)	(0.00)(c)	(0.02)	(0.01)	0.04
Distributions to shareholders from:
Net investment income	(0.95)	(1.57)	(1.43)	(1.54)	(1.29)	(1.32)
Net asset value, end of period	$32.96	$32.32	$30.67	$30.29	$30.73	$35.62
Total return (d)	4.93%	10.62%	6.11%	3.79%	(10.41)%	21.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$68,222	$67,541	$69,928	$71,174	$95,559	$125,039
Ratios to average net assets:
Total expenses (e)	0.20%(f)	0.17%	0.18%	0.09%	0.12%	0.16%
Net investment income (loss)	5.62%(f)	5.03%	5.07%	4.78%	3.85%	4.02%
Portfolio turnover rate (g)	28%(h)	99%	73%	89%	58%	60%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Global Allocation ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$46.98	$43.22	$39.98	$38.97	$46.04	$36.88
Income (loss) from investment operations:
Net investment income (loss) (a)	0.87	1.32	1.14	1.21	1.61	0.91
Net realized and unrealized gain (loss) (b)	2.72	3.74	3.24	2.14	(6.71)	9.16
Total from investment operations	3.59	5.06	4.38	3.35	(5.10)	10.07
Net equalization credits and charges (a)	(0.00)(c)	0.01	0.02	0.01	0.00(c)	(0.00)(c)
Contribution from affiliate (Note 6)	—	0.00(c)	—	—	—	—
Other capital (a)	—	—	—	0.00(c)	—	—
Distributions to shareholders from:
Net investment income	(0.87)	(1.31)	(1.16)	(1.51)	(1.62)	(0.91)
Net realized gains	(0.25)	—	—	(0.84)	(0.35)	—
Total distributions	(1.12)	(1.31)	(1.16)	(2.35)	(1.97)	(0.91)
Net asset value, end of period	$49.45	$46.98	$43.22	$39.98	$38.97	$46.04
Total return (d)	7.65%	11.86%	11.15%	9.15%	(11.58)%	27.51%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$273,955	$257,441	$238,128	$229,891	$240,834	$282,690
Ratios to average net assets:
Total expenses (e)	0.14%(f)	0.13%	0.15%	0.11%	0.11%	0.17%
Net investment income (loss)	3.53%(f)	2.94%	2.78%	3.12%	3.59%	2.16%
Portfolio turnover rate (g)	50%(h)	139%	119%	144%	153%	110%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Ultra Short Term Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$40.68	$40.48	$40.25	$39.83	$40.46	$40.26
Income (loss) from investment operations:
Net investment income (loss) (a)	0.87	1.91	2.02	1.44	0.21	0.27
Net realized and unrealized gain (loss) (b)	0.01	0.19	0.18	0.18	(0.63)	0.25
Total from investment operations	0.88	2.10	2.20	1.62	(0.42)	0.52
Net equalization credits and charges	0.01	0.01	0.01	0.04	(0.01)	0.00(c)
Other capital (a)	0.00(c)	0.01	0.01	0.01	0.01	0.01
Distributions to shareholders from:
Net investment income	(1.03)	(1.92)	(1.99)	(1.25)	(0.21)	(0.33)
Net realized gains	(0.03)	—	—	—	—	—
Total distributions	(1.06)	—	—	—	(0.21)	(0.33)
Net asset value, end of period	$40.51	$40.68	$40.48	$40.25	$39.83	$40.46
Total return (d)	2.26%	5.34%	5.65%	4.24%	(1.05)%	1.34%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$622,913	$654,873	$577,813	$553,370	$302,728	$402,603
Ratios to average net assets:
Total expenses	0.20%(e)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss)	4.23%(e)	4.72%	5.00%	3.59%	0.51%	0.67%
Portfolio turnover rate (f)	12%(g)	60%	65%	34%	68%	76%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Loomis Sayles Opportunistic Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 9/28/2021*- 6/30/22
Net asset value, beginning of period	$26.08	$25.69	$25.63	$26.09	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.77	1.59	1.65	1.45	0.67
Net realized and unrealized gain (loss) (b)	0.11	0.43	0.09	(0.57)	(4.05)
Total from investment operations	0.88	2.02	1.74	0.88	(3.38)
Net equalization credits and charges	—	(0.00)(c)	0.00(c)	(0.00)(c)	(0.02)
Other capital (a)	0.01	0.01	0.01	0.02	0.06
Distributions to shareholders from:
Net investment income	(0.94)	(1.64)	(1.69)	(1.36)	(0.57)
Net asset value, end of period	$26.03	$26.08	$25.69	$25.63	$26.09
Total return (d)	3.50%	8.13%	7.06%	3.58%	(11.25)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$52,068	$46,941	$37,253	$29,477	$28,703
Ratios to average net assets:
Total expenses	0.51%(e)	0.51%	0.52%	0.53%	0.55%(e)
Net expenses	0.51%(e)	0.51%	0.52%	0.53%	0.51%(e)
Net investment income (loss)	5.83%(e)	6.13%	6.48%	5.62%	3.11%(e)
Portfolio turnover rate (f)	45%(g)	129%	77%	137%	101%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Nuveen Municipal Bond ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	For the Period 2/3/21*- 6/30/21
Net asset value, beginning of period	$27.10	$27.45	$26.92	$26.97	$30.11	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.50	1.03	0.60	0.51	0.17	0.07
Net realized and unrealized gain (loss) (b)	0.49	(0.54)	0.62	0.04	(2.80)	0.11
Total from investment operations	0.99	0.49	1.22	0.55	(2.63)	0.18
Net equalization credits and charges (a)	(0.00)(c)	(0.03)	0.00(c)	0.01	(0.00)(c)	0.00(c)
Other capital (a)	—	0.01	0.00(c)	0.00(c)	0.01	0.03
Distributions to shareholders from:
Net investment income	(0.56)	(0.82)	(0.60)	(0.36)	(0.30)	(0.10)
Net realized gains	—	—	—	—	(0.22)	—
Return of capital	—	—	(0.09)	(0.25)	—	—
Total distributions	(0.56)	(0.82)	(0.69)	(0.61)	(0.52)	(0.10)
Net asset value, end of period	$27.53	$27.10	$27.45	$26.92	$26.97	$30.11
Total return (d)	3.69%	1.70%	4.59%	2.10%	(8.83)%	0.69%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$27,526	$28,452	$49,406	$43,071	$35,061	$45,164
Ratios to average net assets:
Total expenses	0.40%(e)	0.40%	0.40%	0.40%	0.40%	0.40%(e)
Net investment income (loss)	3.61%(e)	3.73%	2.23%	1.90%	0.57%	0.57%(e)
Portfolio turnover rate (f)	9%(g)	55%	34%	52%	49%	51%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Nuveen Municipal Bond ESG ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 4/5/2022*- 6/30/22
Net asset value, beginning of period	$28.90	$29.72	$29.43	$29.51	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.53	1.09	0.89	0.77	0.14
Net realized and unrealized gain (loss) (b)	0.49	(0.86)	0.32	(0.03)	(0.57)
Total from investment operations	1.02	0.23	1.21	0.74	(0.43)
Net equalization credits and charges	—	(0.06)	(0.00)(c)	0.00(c)	0.00(c)
Other capital (a)	—	0.02	0.00(c)	0.00(c)	0.03
Distributions to shareholders from:
Net investment income	(0.62)	(1.01)	(0.90)	(0.82)	(0.09)
Return of capital	—	—	(0.02)	—	—
Total distributions	(0.62)	(1.01)	(0.92)	(0.82)	(0.09)
Net asset value, end of period	$29.30	$28.90	$29.72	$29.43	$29.51
Total return (d)	3.57%	0.64%	4.18%	2.53%	(1.31)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$13,187	$13,007	$40,125	$36,790	$32,465
Ratios to average net assets:
Total expenses	0.43%(e)	0.43%	0.43%	0.44%	0.43%(e)
Net investment income (loss)	3.62%(e)	3.67%	3.04%	2.62%	2.00%(e)
Portfolio turnover rate (f)	25%(g)	39%	33%	50%	5%(g)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Fixed Income Sector Rotation ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$25.82	$25.42	$25.87	$27.13	$31.31	$31.98
Income (loss) from investment operations:
Net investment income (loss) (a)	0.64	0.96	0.92	0.69	0.52	0.63
Net realized and unrealized gain (loss) (b)	(0.02)	0.57	(0.35)	(1.14)	(4.02)	(0.37)
Total from investment operations	0.62	1.53	0.57	(0.45)	(3.50)	0.26
Net equalization credits and charges (a)	0.06	(0.16)	(0.10)	(0.14)	(0.14)	(0.16)
Distributions to shareholders from:
Net investment income	(0.63)	(0.97)	(0.92)	(0.67)	(0.54)	(0.77)
Net asset value, end of period	$25.87	$25.82	$25.42	$25.87	$27.13	$31.31
Total return (c)	2.66%	5.43%	1.87%	(2.12)%	(11.78)%	0.29%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$360,073	$430,644	$237,952	$179,572	$118,545	$82,974
Ratios to average net assets:
Total expenses (d)	0.31%(e)	0.34%	0.36%	0.36%	0.39%	0.39%
Net investment income (loss)	4.90%(e)	3.73%	3.63%	2.62%	1.76%	1.99%
Portfolio turnover rate (f)	76%(g)	127%	100%	110%	75%	79%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the Period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street US Sector Rotation ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$54.90	$50.87	$43.35	$38.06	$44.38	$32.83
Income (loss) from investment operations:
Net investment income (loss) (a)	0.16	0.37	0.41	0.54	0.47	0.36
Net realized and unrealized gain (loss) (b)	7.42	4.09	7.69	5.51	(5.07)	11.62
Total from investment operations	7.58	4.46	8.10	6.05	(4.60)	11.98
Net equalization credits and charges (a)	(0.01)	(0.07)	(0.15)	(0.07)	(0.03)	(0.04)
Distributions to shareholders from:
Net investment income	(0.18)	(0.36)	(0.43)	(0.69)	(0.46)	(0.39)
Net realized gains	—	—	—	—	(1.23)	—
Total distributions	(0.18)	(0.36)	(0.43)	(0.69)	(1.69)	(0.39)
Net asset value, end of period	$62.29	$54.90	$50.87	$43.35	$38.06	$44.38
Total return (c)	13.79%	8.65%	18.45%	15.91%	(11.02)%	36.48%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$888,825	$749,325	$555,446	$299,124	$203,245	$174,396
Ratios to average net assets:
Total expenses (d)	0.63%(e)	0.57%	0.57%	0.57%	0.54%	0.52%
Net investment income (loss)	0.55%(e)	0.71%	0.89%	1.37%	1.06%	0.89%
Portfolio turnover rate (f)	99%(g)	183%	194%	203%	202%	263%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Broker commission charges are not included in this calculation.
(d)	Does not include expenses of the Underlying Funds in which the Fund invests.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street DoubleLine Emerging Markets Fixed Income ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$43.05	$42.17	$40.79	$41.21	$50.99	$49.09
Income (loss) from investment operations:
Net investment income (loss) (a)	1.09	2.25	2.19	1.85	1.49	1.48
Net realized and unrealized gain (loss) (b)	0.34	0.86	1.29	(0.47)	(8.60)	1.83
Total from investment operations	1.43	3.11	3.48	1.38	(7.11)	3.31
Net equalization credits and charges (a)	0.02	(0.00)(c)	0.00(c)	0.01	(0.01)	0.03
Other capital (a)	0.01	0.02	0.02	0.05	0.03	0.09
Distributions to shareholders from:
Net investment income	(1.27)	(2.25)	(2.12)	(1.86)	(1.47)	(1.53)
Net realized gains	—	—	—	—	(1.22)	—
Total distributions	(1.27)	—	(2.12)	(1.86)	(2.69)	(1.53)
Net asset value, end of period	$43.24	$43.05	$42.17	$40.79	$41.21	$50.99
Total return (d)	3.44%	7.61%	8.87%	3.63%	(14.57)%	7.09%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$104,869	$92,547	$87,507	$79,532	$74,181	$123,643
Ratios to average net assets:
Total expenses	0.65%(e)	0.65%	0.65%	0.66%	0.65%	0.72%
Net expenses	0.65%(e)	0.65%	0.65%	0.66%	0.65%	0.65%
Net investment income (loss)	4.96%(e)	5.27%	5.31%	4.57%	3.12%	2.95%
Portfolio turnover rate (f)	21%(g)	56%	56%	48%	38%	77%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street DoubleLine Short Duration Total Return Tactical ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$47.27	$46.93	$46.41	$46.59	$49.69	$49.57
Income (loss) from investment operations:
Net investment income (loss) (a)	1.04	2.27	2.30	1.68	0.69	0.68
Net realized and unrealized gain (loss) (b)	0.12	0.35	0.43	(0.22)	(2.96)	0.14
Total from investment operations	1.16	2.62	2.73	1.46	(2.27)	0.82
Net equalization credits and charges (a)	0.01	0.01	0.02	(0.01)	(0.01)	0.01
Contribution from affiliate	—	—	—	0.00(c)	—	—
Other capital (a)	0.01	0.03	0.04	0.02	0.07	0.01
Distributions to shareholders from:
Net investment income	(1.25)	(2.32)	(2.27)	(1.65)	(0.73)	(0.72)
Net realized gains	—	—	—	—	(0.16)	—
Total distributions	(1.25)	(2.32)	(2.27)	(1.65)	(0.89)	(0.72)
Net asset value, end of period	$47.20	$47.27	$46.93	$46.41	$46.59	$49.69
Total return (d)	2.53%	5.82%	6.14%	3.24%	(4.52)%	1.70%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$336,293	$254,074	$147,822	$127,631	$131,605	$160,239
Ratios to average net assets:
Total expenses	0.45%(e)	0.45%	0.45%	0.46%	0.45%	0.49%
Net expenses	0.45%(e)	0.45%	0.45%	0.46%	0.45%	0.45%
Net investment income (loss)	4.36%(e)	4.82%	4.93%	3.63%	1.41%	1.36%
Portfolio turnover rate (f)	32%(g)	70%	117%	34%	104%	58%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street DoubleLine Total Return Tactical ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$40.17	$39.70	$40.45	$42.27	$48.46	$49.40
Income (loss) from investment operations:
Net investment income (loss) (a)	0.81	1.89	1.85	1.68	1.30	1.09
Net realized and unrealized gain (loss) (b)	0.50	0.67	(0.61)	(1.55)	(5.91)	(0.70)
Total from investment operations	1.31	2.56	1.24	0.13	(4.61)	0.39
Net equalization credits and charges (a)	—	—	—	—	(0.00)(c)	0.00(c)
Contribution from affiliate	—	—	—	—	—	0.00(c)
Other capital (a)	0.00(c)	0.02	0.02	0.04	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(1.26)	(2.11)	(2.01)	(1.99)	(1.59)	(1.33)
Net asset value, end of period	$40.22	$40.17	$39.70	$40.45	$42.27	$48.46
Total return (d)	3.30%	6.64%	3.27%	0.49%	(9.75)%	0.81%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$4,053,726	$3,842,263	$2,918,070	$2,987,440	$2,244,695	$3,188,671
Ratios to average net assets:
Total expenses	0.55%(e)	0.55%	0.55%	0.56%	0.55%	0.62%
Net investment income (loss)	3.99%(e)	4.72%	4.70%	4.11%	2.79%	2.22%
Portfolio turnover rate (f)	18%(g)	20%	120%	113%	119%	82%(f)
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(g)	Not annualized.
See accompanying notes to financial statements.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of thirty-seven (37) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
State Street Multi-Asset Real Return ETF (formerly SPDR SSGA Multi-Asset Real Return ETF)
State Street Income Allocation ETF (formerly SPDR SSGA Income Allocation ETF)
State Street Global Allocation ETF (formerly SPDR SSGA Global Allocation ETF)
State Street Ultra Short Term Bond ETF (formerly SPDR SSGA Ultra Short Term Bond ETF)
State Street Loomis Sayles Opportunistic Bond ETF (formerly SPDR Loomis Sayles Opportunistic Bond ETF)
State Street Nuveen Municipal Bond ETF (formerly SPDR Nuveen Municipal Bond ETF)
State Street Nuveen Municipal Bond ESG ETF (formerly SPDR Nuveen Municipal Bond ESG ETF)
State Street Fixed Income Sector Rotation ETF (formerly SPDR SSGA Fixed Income Sector Rotation ETF)
State Street US Sector Rotation ETF (formerly SPDR SSGA US Sector Rotation ETF)
State Street DoubleLine Emerging Markets Fixed Income ETF (formerly SPDR DoubleLine Emerging Markets Fixed Income ETF)
State Street DoubleLine Short Duration Total Return Tactical ETF (formerly SPDR DoubleLine Short Duration Total Return Tactical ETF)
State Street DoubleLine Total Return Tactical ETF (formerly SPDR DoubleLine Total Return Tactical ETF)
The State Street Ultra Short Term Bond ETF and the State Street Nuveen Municipal Bond ESG ETF are each classified as a non-diversified investment company. The remaining Funds are each classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
•  Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for  which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting  the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized daily on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gain on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income are declared and paid quarterly for State Street Multi-Asset Real Return ETF, State Street Income Allocation ETF,  State Street Global Allocation ETF and State Street US Sector Rotation ETF and declared and paid monthly for State Street Ultra Short Term Bond ETF, State Street Loomis Sayles Opportunistic Bond ETF, State Street DoubleLine Total Return Tactical ETF, State Street DoubleLine Emerging Markets Fixed Income ETF, State Street DoubleLine Short Duration Total Return Tactical ETF, State Street Fixed Income Sector Rotation ETF, State Street Nuveen Municipal Bond ESG ETF and State Street Nuveen Municipal Bond ETF.
Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986 (the “Internal Revenue Code”), as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Delayed Delivery Transactions
During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Loan Agreements
The State Street Loomis Sayles Opportunistic Bond ETF, State Street DoubleLine Short Duration Total Return Tactical ETF and State Street DoubleLine Total Return Tactical ETF invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
5.    Derivative Financial Instruments
Options Contracts
The Funds may purchase and write (sell) call and put options on futures. Options on futures give the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. The Fund is required to make a good faith margin deposit in cash or U.S. government securities (or other eligible collateral) with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.
The Funds may purchase and sell put and call options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.
Forward Foreign Currency Exchange Contracts
The State Street Loomis Sayles Opportunitistic Bond ETF may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract. For the period ended December 31, 2025, the Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Futures Contracts
The Funds may enter into futures contracts to meet the Funds' objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedules of Investments and cash deposited, if any, is included in Net cash at broker on the Statements of Assets and Liabilities. Subsequent payments are made or received by the Funds equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Swaps
Certain Funds may enter into swap agreements, in which a Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Statement of Operations as realized gains or losses, respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a fund exchanges cash flows for the life of the transaction, similar to

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

transactions in futures contracts.
A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Schedule of Investments and cash deposited is segregated and recorded on the Statement of Assets and Liabilities as due from broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Credit Default Swaps
During the period ended December 31, 2025, the State Street Loomis Sayles Opportunistic Bond ETF engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement.
As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component.
The following tables summarize the value of the Fund derivative instruments as of December 31, 2025, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$268	$—	$—	$—	$268
State Street DoubleLine Total Return Tactical ETF
Futures Contracts	1,685,539	—	—	—	—	1,685,539
	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Ultra Short Term Bond ETF
Futures Contracts	$41,777	$—	$—	$—	$—	$41,777
State Street Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	2,699	—	—	—	2,699
Futures Contracts	15,707	—	—	—	—	15,707

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Ultra Short Term Bond ETF
Futures Contracts	$231,122	$—	$—	$—	$—	$231,122
State Street Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	(4,260)	—	—	—	(4,260)
Futures Contracts	125,516	—	—	—	—	125,516
Swap Contracts	—	—	(7,027)	—	—	(7,027)
State Street DoubleLine Total Return Tactical ETF
Futures Contracts	27,280,930	—	—	—	—	27,280,930
	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street Ultra Short Term Bond ETF
Futures Contracts	$(239,801)	$—	$—	$—	$—	$(239,801)
State Street Loomis Sayles Opportunistic Bond ETF
Forward Foreign Currency Exchange Contracts	—	3,503	—	—	—	3,503
Futures Contracts	(134,797)	—	—	—	—	(134,797)
State Street DoubleLine Total Return Tactical ETF
Futures Contracts	(27,279,240)	—	—	—	—	(27,279,240)
State Street Loomis Sayles Opportunistic Bond ETF
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Goldman Sachs Bank USA	$10	$(10)	$—	$—
Royal Bank of Canada	214	(214)	—	—
UBS AG	44	(44)	—	—
	$268	$(268)	$—	$—
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Cash Collateral Pledged	Net Amount
Goldman Sachs Bank USA	$(801)	$10	$—	$(791)
Royal Bank of Canada	(1,136)	214	—	(922)
UBS AG	(762)	44	—	(718)
	$(2,699)	$268	$—	$(2,431)

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

6.    Fees and Transactions with Affiliates
Advisory Fee
The Trust on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA FM. As a fee compensation for services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Multi-Asset Real Return ETF	0.50%*
State Street Income Allocation ETF	0.50*
State Street Global Allocation ETF	0.35*
State Street Ultra Short Term Bond ETF	0.20
State Street Loomis Sayles Opportunistic Bond ETF	0.55*
State Street Nuveen Municipal Bond ETF	0.40
State Street Nuveen Municipal Bond ESG ETF	0.43
State Street Fixed Income Sector Rotation ETF	0.50*
State Street US Sector Rotation ETF	0.70*
State Street DoubleLine Emerging Markets Fixed Income ETF	0.65
State Street DoubleLine Short Duration Total Return Tactical ETF	0.45
State Street DoubleLine Total Return Tactical ETF	0.55

*	The Advisory fees are reduced for State Street Multi-Asset Real Return ETF, State Street Income Allocation ETF, State Street Global Allocation ETF, State Street Loomis Sayles Opportunistic Bond ETF, State Street Fixed Income Sector Rotation ETF and State Street US Sector Rotation ETF by the acquired fund fees and expenses and for the period ended December 31, 2025, the net annualized advisory fees were 0.15%, 0.20%, 0.14%, 0.51%, 0.31% and 0.63%, respectively.
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trusts's trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

percent (10%) of such net proceeds is payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 11 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2025 are disclosed in the Schedules of Investments.
During the fiscal year ended June 30, 2025, SSGA FM made a contribution of $4,006 to the State Street Global Allocation ETF related to a trading matter.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
7.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
8.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2025 were as follows:
	U.S. Government Obligations		Other Securities
	Purchases	Sales	Purchases	Sales
State Street Multi-Asset Real Return ETF	$—	$—	$87,646,658	$85,364,067
State Street Income Allocation ETF	—	—	19,267,730	19,367,338
State Street Global Allocation ETF	—	—	129,004,221	127,602,900
State Street Ultra Short Term Bond ETF	28,971,664	23,921,100	17,629,927	95,771,240
State Street Loomis Sayles Opportunistic Bond ETF	—	—	27,930,301	20,213,042
State Street Nuveen Municipal Bond ETF	—	—	2,345,404	2,591,464
State Street Nuveen Municipal Bond ESG ETF	—	—	3,713,653	2,960,075
State Street Fixed Income Sector Rotation ETF	—	—	263,423,160	263,557,260
State Street US Sector Rotation ETF	—	—	817,191,242	815,867,567
State Street DoubleLine Emerging Markets Fixed Income ETF	—	—	32,013,882	19,906,272
State Street DoubleLine Short Duration Total Return Tactical ETF	76,273,015	47,454,258	89,506,870	41,771,415
State Street DoubleLine Total Return Tactical ETF	435,655,157	355,975,900	392,055,446	308,476,452
For the period ended December 31, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street Multi-Asset Real Return ETF	$97,779,112	$2,667,358	$356,039
State Street Income Allocation ETF	8,101,914	8,735,265	801,282

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street Global Allocation ETF	$10,636,820	$7,815,638	$2,525,952
State Street Ultra Short Term Bond ETF	50,240,435	—	—
State Street Loomis Sayles Opportunistic Bond ETF	—	—	(18)
State Street Fixed Income Sector Rotation ETF	121,635,606	191,886,315	3,038,938
State Street US Sector Rotation ETF	386,595,620	350,345,788	58,470,311
9.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
10.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2025, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Multi-Asset Real Return ETF	$642,100,909	$65,699,824	$1,297,379	$64,402,445
State Street Income Allocation ETF	78,060,454	2,968,702	2,076,170	892,532
State Street Global Allocation ETF	242,268,399	38,986,590	2,688,083	36,298,507
State Street Ultra Short Term Bond ETF	615,208,208	2,229,771	285,716	1,944,055
State Street Loomis Sayles Opportunistic Bond ETF	50,745,110	1,058,055	854,197	203,858
State Street Nuveen Municipal Bond ETF	26,649,455	772,457	242,065	530,392
State Street Nuveen Municipal Bond ESG ETF	13,296,295	348,210	73,258	274,952
State Street Fixed Income Sector Rotation ETF	385,619,348	2,428,827	3,759,177	(1,330,350)
State Street US Sector Rotation ETF	1,063,564,698	131,971,969	7,351,915	124,620,054
State Street DoubleLine Emerging Markets Fixed Income ETF	103,188,599	2,417,867	2,028,406	389,461
State Street DoubleLine Short Duration Total Return Tactical ETF	336,592,415	1,737,170	3,125,892	(1,388,722)
State Street DoubleLine Total Return Tactical ETF	4,119,246,525	64,511,533	187,187,616	(122,676,083)

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

11.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Funds will bear the risk of loss of any cash collateral that it may invest. The Funds receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Funds will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2025, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of December 31, 2025:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
State Street Multi-Asset Real Return ETF	$ 64,560,006	$ 63,004,912	$ 3,461,824	$ 66,466,736
State Street Income Allocation ETF	18,231,893	10,793,929	7,965,234	18,759,163
State Street Global Allocation ETF	5,028,713	4,873,534	294,600	5,168,134
State Street Fixed Income Sector Rotation ETF	23,536,011	24,173,900	—	24,173,900
State Street US Sector Rotation ETF	333,367,822	298,910,298	43,833,570	342,743,868
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2025:
		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Multi-Asset Real Return ETF	Mutual Funds and Exchange Traded Products	$63,004,912	$—	$—	$—	$63,004,912	$63,004,912
State Street Income Allocation ETF	Mutual Funds and Exchange Traded Products	10,793,929	—	—	—	10,793,929	10,793,929
State Street Global Allocation ETF	Mutual Funds and Exchange Traded Products	4,873,534	—	—	—	4,873,534	4,873,534

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

		Remaining Contractual Maturity of the Agreements as of December 31, 2025
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Fixed Income Sector Rotation ETF	Mutual Funds and Exchange Traded Products	$24,173,900	$—	$—	$—	$24,173,900	$24,173,900
State Street US Sector Rotation ETF	Mutual Funds and Exchange Traded Products	298,910,298	—	—	—	298,910,298	298,910,298
12.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) have access to $210 million of a $1.425 billion ($194.29 million of $1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2026 unless extended or renewed.
The following Funds participate in the credit facility as of December 31, 2025:
State Street Loomis Sayles Opportunistic Bond ETF
State Street DoubleLine Emerging Markets Fixed Income ETF
State Street DoubleLine Short Duration Total Return Tactical ETF
State Street DoubleLine Total Return Tactical ETF
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
The Funds had no outstanding loans as of December 31, 2025.
13.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if the were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market Risk
Each Fund's investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

significant impact on the Fund and its investments.
Credit Risk
The Funds may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
14.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Semi-Annual Financial Statements and Other Information
December 31, 2025
SSGA Active Trust
State Street Blackstone High Income ETF (formerly SPDR Blackstone High Income ETF)
State Street Blackstone Senior Loan ETF (formerly SPDR Blackstone Senior Loan ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Schedules of Investments (Unaudited) (N-CSR Item 6)	1
State Street Blackstone High Income ETF (HYBL) (formerly SPDR Blackstone High Income ETF)	1
State Street Blackstone Senior Loan ETF (SRLN) (formerly SPDR Blackstone Senior Loan ETF)	23
Financial Statements (Unaudited) (N-CSR Item 7)	46
Financial Highlights (Unaudited) (N-CSR Item 7)	49
Notes to Financial Statements (Unaudited) (N-CSR Item 7)	51
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11) - Not Applicable

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 39.4%
ADVERTISING SERVICES — 0.6%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.03%, 4/11/2029 (a)	$2,035,952	$2,017,882
Planet U.S. Buyer LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.82%, 2/7/2031 (a)	219,196	220,898
Wasserman Media Group LLC Repriced Term Loan B (b)	1,024,062	1,027,903
		3,266,683
AEROSPACE & DEFENSE — 0.9%
Air Comm Corp. LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.44%, 12/11/2031 (a)	198,198	199,175
Kaman Corp.:
2025 Delayed Draw Term Loan 3 mo. USD Term SOFR + 2.50%, 6.43%, 2/26/2032 (a)	1,006	1,012
2025 Term Loan B 6 mo. USD Term SOFR + 2.50%, 6.32%, 2/26/2032 (a)	111,163	111,747
Propulsion BC Finco SARL 2025 Repriced Term Loan B (b)	500,000	503,125
TransDigm, Inc.:
2023 Term Loan J (b)	498,734	501,171
2025 Term Loan K 1 mo. USD Term SOFR + 2.25%, 5.97%, 3/22/2030 (a)	2,189,632	2,198,434
2025 Term Loan M 1 mo. USD Term SOFR + 2.50%, 6.22%, 8/19/2032 (a)	1,241,888	1,248,463
		4,763,127
AIRLINES — 0.8%
American Airlines, Inc.:
2025 Term Loan 3 mo. USD Term SOFR + 2.25%, 6.13%, 4/20/2028 (a)	1,920,677	1,927,640
2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.13%, 5/28/2032 (a)	979,418	985,544
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.75%, 8.45%, 8/27/2029 (a)	1,570,119	1,510,847
		4,424,031
Security Description	Principal Amount	Value
APPAREL — 0.4%
ABG Intermediate Holdings 2 LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.97%, 12/21/2028 (a)	$547,203	$548,711
Beach Acquisition Bidco LLC USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.92%, 9/12/2032 (a)	950,000	958,911
Champ Acquisition Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.72%, 11/25/2031 (a)	282,750	284,783
S&S Holdings LLC:
2024 Term Loan 1 mo. USD Term SOFR + 5.00%, 8.73%, 10/1/2031 (a)	252,237	248,612
Term Loan 1 mo. USD Term SOFR + 5.00%, 8.83%, 3/11/2028 (a)	22,558	22,606
		2,063,623
AUTO PARTS & EQUIPMENT — 0.4%
Tenneco, Inc.:
2022 Term Loan A 3 mo. USD Term SOFR + 4.75%, 8.74%, 11/17/2028 (a)	292,380	287,246
2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 8.77%, 11/17/2028 (a)	1,760,801	1,733,922
		2,021,168
BEVERAGES — 0.2%
Primo Brands Corp. 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 3/31/2028 (a)	149,622	150,221
Sazerac Co., Inc. Repriced Term Loan B (b)	736,909	739,263
		889,484
BIOTECHNOLOGY — 0.2%
Genmab AS Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.73%, 12/13/2032 (a)	1,000,000	1,005,940
BUILDING MATERIALS — 0.6%
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.10%, 4/12/2028 (a)	932,197	735,038
EMRLD Borrower LP:
2024 Term Loan B (b)	716,045	718,347
Term Loan B (b)	550,212	552,275

See accompanying notes to financial statements.
1

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Icebox Holdco III, Inc. 2021 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 6.92%, 12/22/2031 (a)	$297,934	$301,007
Potters Industries LLC 2025 Repriced Term Loan B (b)	650,000	653,656
Quikrete Holdings, Inc. 2024 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 5.97%, 3/19/2029 (a)	250,341	251,528
		3,211,851
CHEMICALS — 0.1%
SCIH Salt Holdings, Inc. 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.52%, 1/31/2029 (a)	488,710	490,264
COMMERCIAL SERVICES — 3.2%
Allied Universal Holdco LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 8/20/2032 (a)	3,819,427	3,843,890
Ankura Consulting Group LLC 2024 Repriced Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.37%, 12/29/2031 (a)	1,188,192	1,164,642
Anticimex International AB 2025 USD Term Loan 3 mo. USD Term SOFR + 2.90%, 7.31%, 11/17/2031 (a)	528,568	531,872
CHG Healthcare Services, Inc. 2025 Term Loan B1 3 mo. USD Term SOFR + 2.75%, 6.72%, 9/29/2028 (a)	1,659,568	1,669,094
Conservice Midco LLC 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.47%, 5/13/2030 (a)	269,325	270,252
Creative Artists Agency LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 10/1/2031 (a)	224,438	225,560
Ensemble RCM LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.84%, 8/1/2029 (a)	177,007	178,081
Fugue Finance BV 2025 Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.57%, 1/9/2032 (a)	426,515	428,541
Garda World Security Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.75%, 2/1/2029 (a)	379,381	381,468
Security Description	Principal Amount	Value
Genuine Financial Holdings LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 9/27/2030 (a)	$643,396	$548,209
Grant Thornton Advisors LLC 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.00%, 6.72%, 6/2/2031 (a)	169,575	170,453
KUEHG Corp. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.42%, 6/12/2030 (a)	878,873	855,495
Mavis Tire Express Services Corp. 2025 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.72%, 5/4/2028 (a)	1,207,862	1,213,641
OMNIA Partners LLC 2024 Term Loan B (b)	1,147,125	1,153,067
Parexel International Corp. 2025 Repriced Term Loan B (b)	650,000	652,980
Pye-Barker Fire & Safety LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.50%, 6.21%, 12/16/2032 (a)	1,305,000	1,314,651
Raven Acquisition Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 11/19/2031 (a)	883,849	887,752
Shift4 Payments LLC 2025 Repriced Term Loan B (b)	428,529	431,565
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 6/18/2029 (a)	141,991	142,718
VT Topco, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.87%, 8/9/2030 (a)	238,191	235,256
Wand NewCo 3, Inc. 2025 Repriced Term Loan B (b)	573,473	574,729
XPLOR T1 LLC 2025 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.29%, 12/1/2032 (a)	748,125	749,995
		17,623,911
COMMUNICATIONS EQUIPMENT — 0.4%
CommScope, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.75%, 8.47%, 12/17/2029 (a)	2,095,216	2,101,878

See accompanying notes to financial statements.
2

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
COMPUTERS — 2.5%
Access CIG LLC 2025 Term Loan 1 mo. USD Term SOFR + 4.00%, 7.72%, 8/19/2030 (a)	$1,992,556	$1,927,798
Ahead DB Holdings LLC 2024 Term Loan B4 3 mo. USD Term SOFR + 2.50%, 6.17%, 2/3/2031 (a)	130,799	130,821
Bingo Holdings I LLC Term Loan B 3 mo. USD Term SOFR + 4.75%, 8.42%, 6/30/2032 (a)	327,858	322,256
Clover Holdings 2 LLC Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.77%, 12/9/2031 (a)	557,200	558,331
Imprivata, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 12/1/2027 (a)	97,496	98,053
McAfee LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 3/1/2029 (a)	1,951,587	1,807,433
Peraton Corp. Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.69%, 2/1/2028 (a)	1,122,045	1,043,704
Ping Identity Corp. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.63%, 11/15/2032 (a)	1,500,000	1,505,625
Sandisk Corp. Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.86%, 2/20/2032 (a)	623,350	628,026
Surf Holdings LLC 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 7.33%, 3/5/2027 (a)	779,995	781,434
Virtusa Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 2/15/2029 (a)	496,212	498,011
Vision Solutions, Inc. 2021 Incremental Term Loan 3 mo. USD Term SOFR + 4.00%, 8.10%, 4/24/2028 (a)	1,406,977	1,313,061
X Corp. Term Loan 3 mo. USD Term SOFR + 6.50%, 10.45%, 10/26/2029 (a)	3,106,721	3,059,017
		13,673,570
Security Description	Principal Amount	Value
CONSTRUCTION & ENGINEERING — 1.0%
Blackfin Pipeline LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.75%, 9/29/2032 (a)	$1,000,000	$1,003,125
Brown Group Holding LLC 2022 Incremental Term Loan B2 3 mo. USD Term SOFR + 2.75%, 6.47%, 7/1/2031 (a)	149,621	150,541
Centuri Group, Inc. 2025 Refinance Term Loan B (b)	650,000	653,250
Cube Industrials Buyer, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.91%, 10/17/2031 (a)	138,952	140,022
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 3.75%, 7.47%, 7/9/2032 (a)	2,542,055	2,551,588
Green Infrastructure Partners, Inc. USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 9/24/2032 (a)	250,000	250,937
Radar Bidco SARL 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.19%, 4/4/2031 (a)	848,534	855,254
		5,604,717
CONSTRUCTION MATERIALS — 0.4%
Groundworks LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 6.73%, 3/14/2031 (a)	888,739	894,294
Quikrete Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.97%, 2/10/2032 (a)	1,040,439	1,044,824
		1,939,118
CONTAINERS & PACKAGING — 1.0%
Berlin Packaging LLC 2025 Term Loan B7 3 mo. USD Term SOFR + 3.25%, 6.92%, 6/7/2031 (a)	764,949	767,580
Clydesdale Acquisition Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 4/1/2032 (a)	717,350	717,605
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 8.69%, 6/28/2028 (a)	1,058,043	1,028,952

See accompanying notes to financial statements.
3

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Proampac PG Borrower LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.00%, 7.88%, 9/15/2028 (a)	$876,160	$879,073
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.22%, 4/21/2031 (a)	1,280,488	1,284,714
Trident TPI Holdings, Inc. 2024 Term Loan B7 3 mo. USD Term SOFR + 3.75%, 7.42%, 9/15/2028 (a)	1,039,153	1,000,715
		5,678,639
COSMETICS & TOILETRIES — 0.2%
Opal Bidco SAS USD Term Loan B4 3 mo. USD Term SOFR + 3.00%, 6.69%, 4/28/2032 (a)	964,271	971,503
DISTRIBUTION/WHOLESALE — 0.3%
BCPE Empire Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 12/11/2030 (a)	213,930	212,058
Fluid-Flow Products, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 3/31/2028 (a)	954,486	959,444
Openlane, Inc. Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.37%, 10/8/2032 (a)	300,000	300,752
		1,472,254
DIVERSIFIED FINANCIAL SERVICES — 2.1%
Advisor Group, Inc. 2025 Term Loan 6 mo. USD Term SOFR + 3.00%, 6.60%, 7/30/2032 (a)	1,250,000	1,256,675
Aretec Group, Inc. 2025 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.72%, 8/9/2030 (a)	1,820,508	1,829,774
Chicago U.S. Midco III LP Term Loan 1 mo. USD Term SOFR + 2.50%, 6.22%, 11/1/2032 (a)	870,690	873,411
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 8.97%, 10/6/2028 (a)	340,000	340,143
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 6.72%, 4/7/2028 (a)	983,987	990,315
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.72%, 2/28/2031 (a)	497,256	501,376
Security Description	Principal Amount	Value
Focus Financial Partners LLC 2025 Incremental Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 9/15/2031 (a)	$1,180,765	$1,184,083
GTCR Everest Borrower LLC Add on Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 9/5/2031 (a)	767,397	771,126
Hudson River Trading LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.49%, 3/18/2030 (a)	945,214	950,399
Jane Street Group LLC 2024 Term Loan B1 3 mo. USD Term SOFR + 2.00%, 5.82%, 12/15/2031 (a)	330,710	329,572
June Purchaser LLC Term Loan 3 mo. USD Term SOFR + 2.75%, 6.42%, 11/28/2031 (a)	136,114	137,220
Kestra Advisor Services Holdings A, Inc. 2024 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.72%, 3/22/2031 (a)	1,296,468	1,300,519
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.15%, 7/3/2031 (a)	801,346	805,353
Superannuation & Investments U.S. LLC 2025 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.72%, 12/1/2028 (a)	338,300	340,837
		11,610,803
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 8.94%, 11/29/2030 (a)	988,583	976,948
2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.44%, 11/30/2029 (a)	708,776	706,289
Lumen Technologies, Inc.:
2024 Extended Term Loan B1 1 mo. USD Term SOFR + 2.35%, 6.18%, 4/16/2029 (a)	1,013,966	1,010,102
2024 Extended Term Loan B2 1 mo. USD Term SOFR + 2.35%, 6.18%, 4/15/2030 (a)	994,903	990,779
		3,684,118

See accompanying notes to financial statements.
4

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ELECTRONICS — 0.0% *
Pinnacle Buyer LLC Term Loan 3 mo. USD Term SOFR + 2.50%, 6.49%, 10/1/2032 (a)	$209,153	$210,200
ENTERTAINMENT — 0.8%
Bally's Corp. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.37%, 10/2/2028 (a)	33,759	33,347
Crown Finance U.S., Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 4.50%, 8.34%, 12/2/2031 (a)	484,575	478,821
EOC Borrower LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 3/24/2032 (a)	398,000	400,786
GVC Holdings Gibraltar Ltd. 2025 Term Loan B6 (2029) 3 mo. USD Term SOFR + 2.25%, 5.92%, 10/31/2029 (a)	30,738	30,596
Herschend Entertainment Co. LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 5/27/2032 (a)	1,214,858	1,224,857
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.93%, 4/4/2029 (a)	488,660	480,722
TKO Worldwide Holdings LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.00%, 5.87%, 11/21/2031 (a)	327,747	329,613
Voyager Parent LLC Repriced Term Loan B (b)	1,479,641	1,482,556
		4,461,298
ENVIRONMENTAL CONTROL — 0.1%
Madison IAQ LLC 2025 Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.64%, 11/8/2032 (a)	635,178	639,977
FINANCIAL SERVICES — 0.1%
Ascensus Group Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 11/24/2032 (a)	356,188	356,260
Chrysaor Bidco SARL 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.14%, 10/30/2031 (a)	350,152	353,040
		709,300
Security Description	Principal Amount	Value
FOOD PRODUCTS — 0.7%
Fiesta Purchaser, Inc. 2025 Repriced Term Loan 1 mo. USD Term SOFR + 2.75%, 6.47%, 2/12/2031 (a)	$393,550	$393,886
Froneri Lux Finco SARL:
2024 USD Term Loan B4 (b)	373,120	373,395
2025 USD Term Loan B6 6 mo. USD Term SOFR + 2.25%, 6.12%, 9/30/2032 (a)	1,250,000	1,251,744
Nomad Foods Europe Midco Ltd. 2025 USD Term Loan B (b)	525,000	528,528
PFI Lower Midco LLC Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.87%, 12/1/2032 (a)	400,000	403,500
Snacking Investments Bidco Pty. Ltd. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.84%, 10/29/2032 (a)	500,000	503,750
Solina Bidco 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.98%, 3/12/2029 (a)	282,441	285,029
		3,739,832
GROUND TRANSPORTATION — 0.4%
AIT Worldwide Logistics, Inc. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 4.00%, 7.89%, 4/8/2030 (a)	1,041,612	1,049,424
Stonepeak Nile Parent LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.16%, 4/9/2032 (a)	200,000	200,250
Worldwide Express Operations LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 7.67%, 7/26/2028 (a)	982,571	988,275
		2,237,949
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Auris Luxembourg III SARL 2025 USD Term Loan B 6 mo. USD Term SOFR + 3.50%, 7.20%, 2/28/2029 (a)	1,040,599	1,048,403
Hanger, Inc.:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.50%, 7.22%, 10/23/2031 (a)	29,165	29,298
2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.22%, 10/23/2031 (a)	382,490	384,226
Medline Borrower LP 2025 Term Loan B (b)	62,659	62,916

See accompanying notes to financial statements.
5

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Resonetics LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.59%, 6/18/2031 (a)	$41,237	$41,371
		1,566,214
HEALTH CARE PROVIDERS & SERVICES — 2.6%
Electron BidCo, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 2.50%, 6.22%, 11/1/2028 (a)	55,928	56,284
Global Medical Response, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.38%, 10/1/2032 (a)	4,673,045	4,707,742
MED ParentCo LP 2025 Repriced Term Loan B (b)	1,322,528	1,328,037
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.00%, 6.93%, 3/12/2028 (a)	2,167,046	1,977,126
Onex TSG Intermediate Corp. 2025 Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.59%, 8/6/2032 (a)	2,154,113	2,171,270
Outcomes Group Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 5/6/2031 (a)	93,336	94,043
Radiology Partners, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 4.50%, 8.17%, 6/30/2032 (a)	2,992,826	2,991,195
U.S. Fertility Enterprises LLC:
2025 Delayed Draw Term Loan (b)	85,526	85,954
2025 Term Loan (b)	564,474	567,296
		13,978,947
HOME FURNISHINGS — 0.4%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.85%, 7/31/2028 (a)	2,189,026	2,196,316
HOUSEWARES — 0.2%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 9.47%, 10/30/2029 (a)	586,696	581,679
Hunter Douglas, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 1/20/2032 (a)	623,285	627,514
		1,209,193
Security Description	Principal Amount	Value
INSURANCE — 2.5%
Acrisure LLC 2024 1st Lien Term Loan B6 1 mo. USD Term SOFR + 3.00%, 6.72%, 11/6/2030 (a)	$701,633	$701,963
Alera Group, Inc.:
2025 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.50%, 9.22%, 5/30/2033 (a)	299,250	305,983
2025 Term Loan 1 mo. USD Term SOFR + 3.25%, 6.97%, 5/31/2032 (a)	1,253,114	1,260,564
Alliant Holdings Intermediate LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 9/19/2031 (a)	97,490	97,820
Asurion LLC:
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 9.08%, 1/20/2029 (a)	3,150,650	3,102,949
2023 Term Loan B11 1 mo. USD Term SOFR + 4.25%, 8.07%, 8/19/2028 (a)	670,372	672,372
2025 Term Loan B13 1 mo. USD Term SOFR + 4.25%, 7.97%, 9/19/2030 (a)	368,150	368,466
Baldwin Insurance Group Holdings LLC 2025 Term Loan B2 (b)	650,000	650,000
Broadstreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 2.75%, 6.47%, 6/13/2031 (a)	1,993,391	2,002,272
Howden Group Holdings Ltd. 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.47%, 2/15/2031 (a)	2,233,715	2,241,890
Hyperion Insurance Group Ltd. 2025 Term Loan B (b)	197,468	198,237
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 7/31/2031 (a)	704,444	707,456
Trucordia Insurance Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 6/17/2032 (a)	698,250	694,759
Truist Insurance Holdings LLC:
2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 5/6/2031 (a)	135,367	135,763

See accompanying notes to financial statements.
6

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 8.42%, 5/6/2032 (a)	$558,587	$567,198
		13,707,692
INTERNET & TELECOM — 0.9%
BEP Intermediate Holdco LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.47%, 4/25/2031 (a)	497,500	502,475
MH Sub I LLC:
2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 7.97%, 5/3/2028 (a)	1,234,433	1,151,417
2024 Term Loan B4 (b)	492,918	424,142
Newfold Digital Holdings Group, Inc.:
2025 Super Priority New Money Term Loan A 3 mo. USD Term SOFR + 5.75%, 9.49%, 4/30/2029 (a)	43,177	40,722
2025 Tranche A Term Loan 1 mo. USD Term SOFR + 3.50%, 7.38%, 4/30/2029 (a)	632,805	530,765
2025 Tranche B Term Loan 1 mo. USD Term SOFR + 3.50%, 7.38%, 4/30/2029 (a)	53,405	34,045
Plano HoldCo, Inc. Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.17%, 10/2/2031 (a)	133,988	130,303
Proofpoint, Inc. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 3.00%, 6.67%, 8/31/2028 (a)	1,397,514	1,407,025
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 8.47%, 3/15/2030 (a)	414,115	411,268
TripAdvisor, Inc. Term Loan 1 mo. USD Term SOFR + 2.75%, 6.47%, 7/8/2031 (a)	49,001	47,439
		4,679,601
INVESTMENT COMPANIES — 0.1%
AAL Delaware Holdco, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.47%, 7/30/2031 (a)	33,970	34,188
NEXUS Buyer LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.22%, 7/31/2031 (a)	499,123	492,911
		527,099
Security Description	Principal Amount	Value
LEISURE TIME — 0.1%
LC AHAB U.S. Bidco LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 5/1/2031 (a)	$347,231	$348,679
LODGING — 0.4%
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 1/27/2029 (a)	1,703,913	1,705,463
Turquoise Topco Ltd. Term Loan B (b)	493,928	488,371
		2,193,834
MACHINERY — 0.5%
Arcline FM Holdings LLC 2025 1st Lien Term Loan 3 mo. USD Term SOFR + 2.75%, 6.42%, 6/23/2030 (a)	847,376	851,944
Pro Mach Group, Inc. 2025 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.47%, 10/15/2032 (a)	500,000	503,750
SPX Flow, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.47%, 4/5/2029 (a)	270,000	271,077
TK Elevator Midco GmbH 2025 USD Term Loan B 6 mo. USD Term SOFR + 2.75%, 6.95%, 4/30/2030 (a)	1,290,354	1,299,844
		2,926,615
MEDIA — 0.6%
Altice France SA 2025 USD Term Loan B14 3 mo. USD Term SOFR + 6.88%, 10.86%, 5/31/2031 (a)	898,649	899,584
Charter Communications Operating LLC 2024 Term Loan B5 3 mo. USD Term SOFR + 2.25%, 6.24%, 12/15/2031 (a)	99,748	99,935
Cogeco Communications Finance USA LP 2023 Term Loan B (b)	210,477	204,012
Coral-U.S. Co-Borrower LLC:
2021 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 6.87%, 10/15/2029 (a)	261,333	259,210
2025 Term Loan B7 3 mo. USD Term SOFR + 3.25%, 7.15%, 1/31/2032 (a)	262,818	258,350
DirecTV Financing LLC 2024 Term Loan 3 mo. USD Term SOFR + 5.25%, 9.35%, 8/2/2029 (a)	942,364	946,802

See accompanying notes to financial statements.
7

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Gray Television, Inc. 2021 Term Loan D 1 mo. USD Term SOFR + 3.00%, 6.99%, 12/1/2028 (a)	$41,907	$42,012
Virgin Media Bristol LLC 2023 USD Term Loan Y 6 mo. USD Term SOFR + 3.18%, 7.05%, 3/31/2031 (a)	609,292	604,619
		3,314,524
METAL FABRICATE & HARDWARE — 0.1%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.22%, 8/16/2029 (a)	332,804	334,676
MISCELLANEOUS MANUFACTURER — 0.3%
CoorsTek, Inc. Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.86%, 10/28/2032 (a)	1,500,000	1,514,070
PHARMACEUTICALS — 0.8%
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 7.77%, 10/1/2027 (a)	3,063,277	3,015,031
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 10.47%, 4/12/2029 (a)	1,078,769	1,098,769
Southern Veterinary Partners LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.37%, 12/4/2031 (a)	498,750	498,708
		4,612,508
PIPELINES — 0.2%
Colossus Acquireco LLC Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.41%, 7/30/2032 (a)	817,950	818,318
Freeport LNG Investments LLLP 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.12%, 12/21/2028 (a)	558,310	561,277
		1,379,595
RETAIL — 3.9%
Boots Group Bidco Ltd. USD Term Loan 3 mo. USD Term SOFR + 3.50%, 7.21%, 8/30/2032 (a)	983,963	990,521
EG America LLC 2025 USD Repriced Term Loan 3 mo. USD Term SOFR + 3.50%, 7.32%, 2/7/2028 (a)	715,313	718,965
Security Description	Principal Amount	Value
Flynn Restaurant Group LP 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 7.47%, 1/28/2032 (a)	$1,592,729	$1,601,115
Great Outdoors Group LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 1/23/2032 (a)	2,530,987	2,549,021
Harbor Freight Tools USA, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.97%, 6/11/2031 (a)	376,135	373,047
IRB Holding Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 12/16/2030 (a)	199,500	200,190
K-Mac Holdings Corp. 2025 Add-on Term Loan 1 mo. USD Term SOFR + 3.25%, 6.97%, 7/21/2028 (a)	409,877	413,568
Kodiak Building Partners, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.47%, 12/4/2031 (a)	276,833	270,777
LBM Acquisition LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.58%, 6/6/2031 (a)	201,493	189,550
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.18%, 4/17/2028 (a)	3,121,585	3,025,877
Peer Holding III BV 2025 USD Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 9/29/2032 (a)	250,000	250,781
Petco Health & Wellness Co., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.18%, 3/3/2028 (a)	2,475,191	2,454,003
PetSmart, Inc. 2025 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.73%, 8/18/2032 (a)	2,533,267	2,526,149
Raising Cane's Restaurants LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.84%, 11/3/2032 (a)	329,194	330,327
Restoration Hardware, Inc.:
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.25%, 7.07%, 10/20/2028 (a)	699,953	696,890
Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.33%, 10/20/2028 (a)	793,386	784,179

See accompanying notes to financial statements.
8

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Spencer Spirit IH LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.75%, 8.52%, 7/15/2031 (a)	$233,366	$234,435
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 9.60%, 9/4/2029 (a)	1,512,629	1,440,302
Tacala LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 1/31/2031 (a)	407,445	410,755
Whatabrands LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 8/3/2028 (a)	1,094,321	1,098,441
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 10/19/2029 (a)	694,596	698,212
		21,257,105
SHIPBUILDING — 0.0% *
LSF11 Trinity Bidco, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.23%, 6/14/2030 (a)	270,837	272,191
SOFTWARE — 7.4%
Ascend Learning LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 12/11/2028 (a)	98,499	98,965
Athenahealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.47%, 2/15/2029 (a)	972,794	975,834
BCPE Pequod Buyer, Inc. USD Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 11/25/2031 (a)	867,582	870,562
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.75%, 9.47%, 7/30/2032 (a)	1,653,126	1,597,953
2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.82%, 7/30/2031 (a)	2,371,949	2,368,569
Cast & Crew Payroll LLC 2021 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 7.47%, 12/29/2028 (a)	335,895	202,860
Central Parent, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.92%, 7/6/2029 (a)	1,646,519	1,400,018
Security Description	Principal Amount	Value
Cloud Software Group, Inc.:
2025 Term Loan B (2031) 3 mo. USD Term SOFR + 3.25%, 6.92%, 3/21/2031 (a)	$608,684	$610,157
2025 Term Loan B (2032) 3 mo. USD Term SOFR + 3.25%, 6.92%, 8/13/2032 (a)	3,392,141	3,400,367
Cloudera, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 7.57%, 10/8/2028 (a)	181,806	174,676
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 7.33%, 6/2/2028 (a)	1,558,622	1,562,160
Cornerstone OnDemand, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 7.58%, 10/16/2028 (a)	1,029,457	948,872
Cotiviti Corp. 2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.62%, 5/1/2031 (a)	944,324	909,700
Dayforce, Inc. 2025 Term Loan (b)	2,201,395	2,197,476
Disco Parent, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.07%, 8/6/2032 (a)	981,518	988,879
EP Purchaser LLC 2021 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.44%, 11/6/2028 (a)	141,705	101,957
Finastra USA, Inc. 2025 USD Term Loan 3 mo. USD Term SOFR + 4.00%, 7.72%, 9/15/2032 (a)	1,963,747	1,926,072
Flash Charm, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.35%, 3/2/2028 (a)	417,603	390,749
Instructure Holdings, Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.00%, 8.84%, 11/12/2032 (a)	80,000	80,350
2025 Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.45%, 11/13/2031 (a)	897,449	900,087
Ivanti Software, Inc.:
2025 1st Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 8.64%, 6/1/2029 (a)	457,277	382,256

See accompanying notes to financial statements.
9

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2025 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 11.40%, 6/1/2029 (a)	$167,097	$73,105
Javelin Buyer, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.59%, 12/5/2031 (a)	366,905	368,549
Kaseya, Inc. 2025 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 3/20/2032 (a)	1,434,507	1,437,462
Metropolis Technologies, Inc. 2025 Term Loan B 6 mo. USD Term SOFR + 5.25%, 8.98%, 11/3/2032 (a)	525,000	521,063
Mitchell International, Inc.:
2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 6.97%, 6/17/2031 (a)	2,251,780	2,261,924
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 8.97%, 6/17/2032 (a)	135,000	134,477
Modena Buyer LLC Term Loan 3 mo. USD Term SOFR + 4.25%, 8.09%, 7/1/2031 (a)	995,384	992,194
Planview Parent, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 7.17%, 12/17/2027 (a)	945,487	909,885
PointClickCare Technologies, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 11/3/2031 (a)	212,891	213,601
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.85%, 6/2/2028 (a)	1,402,525	1,355,723
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.92%, 10/26/2030 (a)	495,142	494,929
2025 2nd Lien Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 8.67%, 5/9/2033 (a)	85,506	82,220
Project Boost Purchaser LLC 2025 Refinancing Term Loan 3 mo. USD Term SOFR + 2.75%, 6.61%, 7/16/2031 (a)	599,661	601,835
Security Description	Principal Amount	Value
Project Leopard Holdings, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.25%, 9.19%, 7/20/2029 (a)	$734,231	$635,341
Project Ruby Ultimate Parent Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.58%, 3/10/2028 (a)	904,874	908,349
Quartz Acquireco LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 6/28/2030 (a)	497,456	497,456
RealPage, Inc. 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 6.93%, 4/24/2028 (a)	503,780	503,974
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.47%, 11/28/2028 (a)	3,159,749	3,163,035
SolarWinds Holdings, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 4.00%, 7.70%, 4/16/2032 (a)	1,740,895	1,741,983
Sovos Compliance LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 8/13/2029 (a)	116,900	117,384
SS&C Technologies, Inc. 2024 Term Loan B8 1 mo. USD Term SOFR + 2.00%, 5.72%, 5/9/2031 (a)	23,546	23,711
UKG, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.34%, 2/10/2031 (a)	1,170,693	1,173,275
		40,299,994
TOTAL SENIOR FLOATING RATE LOANS (Cost $214,458,576)		214,814,091
ASSET-BACKED SECURITIES — 10.5%
OTHER ABS — 10.5%
1988 CLO 3 Ltd. Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 6.25%, 10.15%, 10/15/2040 (a) (c)	1,500,000	1,508,100
Apidos CLO XXV Ltd. Series 2016-25A, Class E1R3, 3 mo. USD Term SOFR + 5.35%, 9.23%, 1/20/2037 (a) (c)	500,000	500,028

See accompanying notes to financial statements.
10

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Apidos CLO XXXVI Series 2021-36A, Class ER, 3 mo. USD Term SOFR + 4.75%, 8.47%, 1/20/2039 (a) (c)	$1,000,000	$1,000,133
ARES Loan Funding III Ltd. Series 2022-ALF3A, Class ER, 3 mo. USD Term SOFR + 6.10%, 9.96%, 7/25/2036 (a) (c)	1,000,000	993,900
Bain Capital Credit CLO Ltd.:
Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 5.25%, 9.12%, 10/24/2038 (a) (c)	1,500,000	1,470,750
Series 2022-4A, Class ER, 3 mo. USD Term SOFR + 6.40%, 10.29%, 10/16/2037 (a) (c)	1,100,000	1,096,480
Balboa Bay Loan Funding Ltd. Series 2021-2A, Class E, 3 mo. USD Term SOFR + 6.86%, 10.75%, 1/20/2035 (a) (c)	500,000	484,100
Ballyrock CLO Ltd. Series 2020-2A, Class DR, 3 mo. USD Term SOFR + 6.41%, 10.30%, 10/20/2031 (a) (c)	750,000	745,275
Barings CLO Ltd.:
Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 5.00%, 8.92%, 10/15/2038 (a) (c)	1,500,000	1,477,674
Series 2025-5A, Class E, 3 mo. USD Term SOFR + 5.00%, 8.97%, 10/15/2038 (a) (c)	1,500,000	1,469,700
Series 2019-3A, Class ERR, 3 mo. USD Term SOFR + 5.85%, 9.73%, 1/20/2036 (a) (c)	1,000,000	983,693
Barrow Hanley CLO I Ltd. Series 2023-1A, Class ER, 3 mo. USD Term SOFR + 5.25%, 9.13%, 1/20/2038 (a) (c)	1,000,000	995,600
Benefit Street Partners CLO IX Ltd. Series 2016-9A, Class ER2, 3 mo. USD Term SOFR + 5.90%, 9.78%, 10/20/2037 (a) (c)	500,000	495,144
Benefit Street Partners CLO XXIII Ltd. Series 2021-23A, Class ER, 3 mo. USD Term SOFR + 5.25%, 9.11%, 4/25/2034 (a) (c)	1,000,000	992,521
Security Description	Principal Amount	Value
Benefit Street Partners CLO XXV Ltd. Series 2021-25A, Class ER, 3 mo. USD Term SOFR + 4.60%, 8.50%, 1/15/2035 (a) (c)	$1,000,000	$936,200
Carlyle U.S. CLO Ltd.:
Series 2018-4A, Class E2R, 3 mo. USD Term SOFR + 7.86%, 11.74%, 10/17/2037 (a) (c)	500,000	510,776
Series 2021-11A, Class ER, 3 mo. USD Term SOFR + 6.50%, 10.36%, 7/25/2037 (a) (c)	1,250,000	1,242,625
Series 2022-3A, Class ER, 3 mo. USD Term SOFR + 6.69%, 10.57%, 4/20/2037 (a) (c)	1,500,000	1,492,650
Series 2024-1A, Class E, 3 mo. USD Term SOFR + 6.92%, 10.82%, 4/15/2037 (a) (c)	500,000	498,500
CarVal CLO IX-C Ltd. Series 2024-1A, Class E, 3 mo. USD Term SOFR + 6.75%, 10.63%, 4/20/2037 (a) (c)	500,000	499,550
CBAM Ltd. Series 2017-1A, Class ER2, 3 mo. USD Term SOFR + 6.93%, 10.81%, 1/20/2038 (a) (c)	1,500,000	1,509,300
Cedar Funding XIV CLO Ltd. Series 2021-14A, Class ER, 3 mo. USD Term SOFR + 7.39%, 11.29%, 10/15/2037 (a) (c)	1,000,000	995,100
CIFC Funding Ltd.:
Series 2021-5A, Class ER, 3 mo. USD Term SOFR + 5.10%, 9.00%, 1/15/2038 (a) (c)	1,000,000	1,003,731
Series 2019-1A, Class ER, 3 mo. USD Term SOFR + 5.75%, 9.63%, 10/20/2037 (a) (c)	500,000	498,650
Columbia Cent CLO 34 Ltd. Series 2024-34A, Class E, 3 mo. USD Term SOFR + 6.85%, 10.71%, 1/25/2038 (a) (c)	1,000,000	1,003,500
Dryden 107 CLO Ltd. Series 2023-107A, Class ER, 3 mo. USD Term SOFR + 5.75%, 9.60%, 8/15/2038 (a) (c)	1,000,000	990,820

See accompanying notes to financial statements.
11

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Dryden 97 CLO Ltd. Series 2022-97A, Class ER, 3 mo. USD Term SOFR + 6.15%, 10.03%, 10/20/2038 (a) (c)	$1,000,000	$996,400
Eaton Vance CLO Ltd. Series 2020-2A, Class ER2, 3 mo. USD Term SOFR + 6.50%, 10.40%, 10/15/2037 (a) (c)	1,000,000	998,800
Empower CLO Ltd.:
Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 5.90%, 9.78%, 10/20/2037 (a) (c)	1,750,000	1,716,225
Series 2025-1A, Class E, 3 mo. USD Term SOFR + 5.90%, 9.78%, 7/20/2038 (a) (c)	1,000,000	1,003,500
Galaxy 30 CLO Ltd. Series 2022-30A, Class ER, 3 mo. USD Term SOFR + 5.90%, 9.80%, 1/15/2038 (a) (c)	900,000	876,135
Galaxy 31 CLO Ltd. Series 2023-31A, Class ER, 3 mo. USD Term SOFR + 5.50%, 9.40%, 7/15/2038 (a) (c)	1,000,000	952,800
Galaxy XXIV CLO Ltd. Series 2017-24A, Class DR, 3 mo. USD Term SOFR + 4.15%, 8.05%, 4/15/2037 (a) (c)	500,000	502,387
GoldenTree Loan Management U.S. CLO 23 Ltd. Series 2024-23A, Class E, 3 mo. USD Term SOFR + 5.00%, 8.88%, 1/20/2039 (a) (c)	1,000,000	994,500
Kennedy Lewis CLO 10 Ltd. Series 2022-10A, Class D1R, 3 mo. USD Term SOFR + 2.85%, 6.71%, 1/22/2038 (a) (c)	1,000,000	1,002,350
KKR CLO 35 Ltd. Series 35A, Class ER, 3 mo. USD Term SOFR + 4.90%, 8.78%, 1/20/2038 (a) (c)	1,500,000	1,378,474
Madison Park Funding LXV Ltd. Series 2025-65A, Class E, 3 mo. USD Term SOFR + 5.00%, 9.32%, 7/16/2038 (a) (c)	500,000	493,950
MidOcean Credit CLO XI Ltd. Series 2022-11A, Class ER2, 3 mo. USD Term SOFR + 6.00%, 9.88%, 1/18/2036 (a) (c)	650,000	641,680
Security Description	Principal Amount	Value
Morgan Stanley Eaton Vance CLO Ltd. Series 2023-19A, Class ER, 3 mo. USD Term SOFR + 5.50%, 9.40%, 7/15/2038 (a) (c)	$1,500,000	$1,382,850
New Mountain CLO 1 Ltd. Series CLO-1A, Class ERR, 3 mo. USD Term SOFR + 5.25%, 9.15%, 1/15/2038 (a) (c)	500,000	490,815
Oaktree CLO Ltd.:
Series 2025-32A, Class E, 3 mo. USD Term SOFR + 5.35%, 9.46%, 7/15/2038 (a) (c)	1,000,000	998,300
Series 2025-30A, Class E, 3 mo. USD Term SOFR + 7.42%, 11.56%, 7/15/2038 (a) (c)	1,500,000	1,534,500
OCP CLO Ltd. Series 2017-13A, Class ER2, 3 mo. USD Term SOFR + 5.90%, 9.77%, 11/26/2037 (a) (c)	500,000	499,150
Octagon 60 Ltd. Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 7.00%, 10.88%, 10/20/2037 (a) (c)	1,000,000	1,012,582
Octagon 62 Ltd. Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 6.40%, 10.26%, 1/23/2038 (a) (c)	1,150,000	1,151,555
Octagon 75 Ltd. Series 2025-1A, Class E, 3 mo. USD Term SOFR + 4.95%, 8.81%, 1/22/2038 (a) (c)	1,000,000	962,100
Palmer Square CLO Ltd. Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 4.85%, 1.00%, 1/20/2039 (a) (c) (d)	1,000,000	1,000,000
Pikes Peak CLO 2 Series 2018-2A, Class D2R, 3 mo. USD Term SOFR + 5.12%, 9.01%, 10/18/2034 (a) (c)	1,000,000	995,100
Pikes Peak CLO 8 Series 2021-8A, Class ER, 3 mo. USD Term SOFR + 5.75%, 9.63%, 1/20/2038 (a) (c)	1,000,000	974,601

See accompanying notes to financial statements.
12

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Point Au Roche Park CLO Ltd. Series 2021-1A, Class E, 3 mo. USD Term SOFR + 6.36%, 10.25%, 7/20/2034 (a) (c)	$1,480,000	$1,442,260
Rad CLO 10 Ltd. Series 2021-10A, Class E, 3 mo. USD Term SOFR + 6.11%, 9.97%, 4/23/2034 (a) (c)	500,000	491,450
Rad CLO 3 Ltd. Series 2019-3A, Class E1R2, 3 mo. USD Term SOFR + 5.88%, 9.78%, 7/15/2037 (a) (c)	500,000	465,500
Regatta XI Funding Ltd. Series 2018-1A, Class ER, 3 mo. USD Term SOFR + 6.75%, 10.63%, 7/17/2037 (a) (c)	1,250,000	1,247,750
RR 26 Ltd. Series 2023-26A, Class DR, 3 mo. USD Term SOFR + 4.40%, 8.30%, 4/15/2038 (a) (c)	500,000	495,506
RR 36 Ltd. Series 2024-36RA, Class DR, 3 mo. USD Term SOFR + 5.25%, 9.15%, 1/15/2040 (a) (c)	850,000	855,121
TCW CLO Ltd. Series 2024-3X, Class E, 3 mo. USD Term SOFR + 6.60%, 10.48%, 10/20/2037 (a)	1,000,000	995,900
TICP CLO XI Ltd. Series 2018-11A, Class ER, 3 mo. USD Term SOFR + 6.70%, 10.56%, 4/25/2037 (a) (c)	500,000	499,700
Trinitas CLO XXIX Ltd. Series 2024-29A, Class E, 3 mo. USD Term SOFR + 6.50%, 10.36%, 7/23/2037 (a) (c)	1,000,000	1,003,229
Warwick Capital CLO 1 Ltd. Series 2023-1A, Class ER, 3 mo. USD Term SOFR + 5.45%, 9.42%, 10/20/2038 (a) (c)	1,500,000	1,463,520
		56,913,190
TOTAL ASSET-BACKED SECURITIES (Cost $57,786,584)		56,913,190

Security Description	Shares	Value
COMMON STOCKS — 0.0%*
ELECTRICAL EQUIPMENT — 0.0% *
Luxco Co. Ltd. (e) (f)	5,033	$90,143
ENTERTAINMENT — 0.0% *
Cineworld Group PLC (e) (f)	1,834	35,457
TOTAL COMMON STOCKS (Cost $132,018)		125,600

MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 1.0%
DOMESTIC FIXED INCOME — 1.0%
State Street Blackstone Senior Loan ETF (g) (Cost $5,530,195)	132,691	5,476,158
	Principal Amount
CORPORATE BONDS & NOTES — 46.0%
ADVERTISING — 0.6%
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (c)	$80,000	79,472
7.75%, 4/15/2028 (c)	443,000	443,177
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (c)	340,000	309,777
Lamar Media Corp.:
3.63%, 1/15/2031	260,000	244,793
3.75%, 2/15/2028	1,256,000	1,232,575
Neptune Bidco U.S., Inc.:
9.29%, 4/15/2029 (c)	700,000	701,799
10.38%, 5/15/2031 (c)	230,000	235,718
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00%, 8/15/2027 (c)	10,000	10,008
		3,257,319
AEROSPACE & DEFENSE — 1.2%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (c)	858,000	888,468
Bombardier, Inc.:
6.00%, 2/15/2028 (c)	20,000	20,055
7.45%, 5/1/2034 (c)	2,231,000	2,493,098
TransDigm, Inc.:
6.38%, 3/1/2029 (c)	3,007,000	3,104,517
6.63%, 3/1/2032 (c)	60,000	62,418
6.75%, 8/15/2028 (c)	10,000	10,192
		6,578,748
AIRLINES — 0.8%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (c)	587,506	598,204

See accompanying notes to financial statements.
13

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (c)	$3,565,000	$3,590,882
		4,189,086
APPAREL — 0.1%
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (c)	518,000	478,746
AUTO MANUFACTURERS — 1.0%
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (c)	2,564,000	2,375,956
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (c)	390,000	408,798
Nissan Motor Co. Ltd.:
4.35%, 9/17/2027 (c)	283,000	278,616
4.81%, 9/17/2030 (c)	1,351,000	1,274,385
8.13%, 7/17/2035 (c)	44,000	46,868
Wabash National Corp. 4.50%, 10/15/2028 (c)	998,000	932,791
		5,317,414
AUTO PARTS & EQUIPMENT — 0.8%
Forvia SE:
6.75%, 9/15/2033 (c)	30,000	30,863
8.00%, 6/15/2030 (c)	802,000	858,693
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (c)	1,297,000	1,379,334
Goodyear Tire & Rubber Co. 6.63%, 7/15/2030	183,000	187,454
Phinia, Inc. 6.75%, 4/15/2029 (c)	20,000	20,718
Qnity Electronics, Inc. 6.25%, 8/15/2033 (c)	216,000	224,325
Tenneco, Inc. 8.00%, 11/17/2028 (c)	590,000	592,572
ZF North America Capital, Inc.:
6.75%, 4/23/2030 (c)	40,000	39,521
6.88%, 4/23/2032 (c)	740,000	718,607
7.50%, 3/24/2031 (c)	350,000	354,165
		4,406,252
BIOTECHNOLOGY — 0.2%
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (c)	1,086,000	973,621
CHEMICALS — 0.3%
Chemours Co. 4.63%, 11/15/2029 (c)	386,000	350,141
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (c)	789,000	792,401
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (c)	171,000	156,928
Solstice Advanced Materials, Inc. 5.63%, 9/30/2033 (c)	413,000	416,924
Security Description	Principal Amount	Value
Tronox, Inc. 4.63%, 3/15/2029 (c)	$290,000	$203,191
		1,919,585
COAL — 0.2%
SunCoke Energy, Inc. 4.88%, 6/30/2029 (c)	1,010,000	938,260
COMMERCIAL SERVICES — 2.0%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (c)	455,000	454,349
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (c)	460,000	479,872
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25%, 1/15/2030 (c)	821,000	852,354
8.38%, 6/15/2032 (c)	403,000	416,214
Brink's Co. 6.50%, 6/15/2029 (c)	440,000	455,462
Carriage Services, Inc. 4.25%, 5/15/2029 (c)	930,000	895,227
Cimpress PLC 7.38%, 9/15/2032 (c)	1,189,000	1,212,935
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (c)	600,000	567,252
Dcli Bidco LLC 7.75%, 11/15/2029 (c)	340,000	349,234
Deluxe Corp. 8.00%, 6/1/2029 (c)	1,408,000	1,432,570
Graham Holdings Co. 5.63%, 12/1/2033 (c)	116,000	117,075
Hertz Corp. 5.00%, 12/1/2029 (c)	438,000	297,494
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (c)	29,000	28,470
PROG Holdings, Inc. 6.00%, 11/15/2029 (c)	1,481,000	1,464,250
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	510,000	528,845
Service Corp. International:
3.38%, 8/15/2030	383,000	358,362
4.00%, 5/15/2031	770,000	734,896
United Rentals North America, Inc. 4.00%, 7/15/2030	35,000	33,879
Veritiv Operating Co. 10.50%, 11/30/2030 (c)	420,000	452,084
		11,130,824
COMPUTERS — 0.1%
Crane NXT Co. 4.20%, 3/15/2048	52,000	33,425

See accompanying notes to financial statements.
14

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Science Applications International Corp. 4.88%, 4/1/2028 (c)	$505,000	$504,278
		537,703
CONSTRUCTION MATERIALS — 0.2%
AmeriTex HoldCo Intermediate LLC 7.63%, 8/15/2033 (c)	172,000	181,001
Griffon Corp. 5.75%, 3/1/2028	493,000	493,863
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	490,000	524,221
		1,199,085
DISTRIBUTION & WHOLESALE — 0.1%
RB Global Holdings, Inc. 6.75%, 3/15/2028 (c)	570,000	583,059
DIVERSIFIED FINANCIAL SERVICES — 5.3%
AG Issuer LLC 6.25%, 3/1/2028 (c)	390,000	391,572
Ally Financial, Inc. 6.70%, 2/14/2033	1,020,000	1,069,164
Aretec Group, Inc. 10.00%, 8/15/2030 (c)	234,000	252,430
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (c)	732,000	732,263
Azorra Finance Ltd. 7.25%, 1/15/2031 (c)	346,000	362,276
Bread Financial Holdings, Inc. 6.75%, 5/15/2031 (c)	683,000	707,130
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (c)	8,000	7,841
7.50%, 7/15/2033 (c)	7,000	6,738
Credit Acceptance Corp. 6.63%, 3/15/2030 (c)	2,356,000	2,365,094
Encore Capital Group, Inc.:
6.63%, 4/15/2031 (c)	1,280,000	1,294,477
8.50%, 5/15/2030 (c)	1,342,000	1,440,785
Enova International, Inc. 9.13%, 8/1/2029 (c)	2,260,000	2,397,973
Focus Financial Partners LLC 6.75%, 9/15/2031 (c)	230,000	237,859
Freedom Mortgage Holdings LLC:
8.38%, 4/1/2032 (c)	234,000	246,868
9.13%, 5/15/2031 (c)	330,000	354,479
Jane Street Group/JSG Finance, Inc.:
4.50%, 11/15/2029 (c)	90,000	88,524
6.13%, 11/1/2032 (c)	220,000	223,980
6.75%, 5/1/2033 (c)	751,000	783,646
7.13%, 4/30/2031 (c)	300,000	315,312
Jefferson Capital Holdings LLC 8.25%, 5/15/2030 (c)	400,000	419,752
Security Description	Principal Amount	Value
LD Holdings Group LLC:
6.13%, 4/1/2028 (c)	$71,000	$66,029
8.75%, 11/1/2027 (c)	205,000	201,527
Navient Corp.:
5.50%, 3/15/2029	711,000	705,205
7.88%, 6/15/2032	1,500,000	1,568,280
9.38%, 7/25/2030	167,000	185,529
11.50%, 3/15/2031	1,651,000	1,851,184
Series MTN, 5.63%, 8/1/2033	90,000	82,276
OneMain Finance Corp.:
5.38%, 11/15/2029	542,000	542,390
6.13%, 5/15/2030	498,000	507,816
6.50%, 3/15/2033	695,000	700,622
6.63%, 5/15/2029	87,000	90,104
6.75%, 3/15/2032	60,000	61,510
6.75%, 9/15/2033	1,608,000	1,631,782
7.88%, 3/15/2030	140,000	148,057
Osaic Holdings, Inc. 6.75%, 8/1/2032 (c)	124,000	129,512
PennyMac Financial Services, Inc.:
4.25%, 2/15/2029 (c)	1,041,000	1,017,234
5.75%, 9/15/2031 (c)	490,000	492,421
6.75%, 2/15/2034 (c)	1,222,000	1,263,646
6.88%, 5/15/2032 (c)	293,000	306,871
PRA Group, Inc.:
5.00%, 10/1/2029 (c)	230,000	216,324
8.38%, 2/1/2028 (c)	7,000	7,163
Rfna LP 7.88%, 2/15/2030 (c)	80,000	81,326
SLM Corp. 6.50%, 1/31/2030	484,000	500,606
Stonex Escrow Issuer LLC 6.88%, 7/15/2032 (c)	13,000	13,482
StoneX Group, Inc. 7.88%, 3/1/2031 (c)	15,000	15,903
Synchrony Financial 7.25%, 2/2/2033	1,739,000	1,871,251
TrueNoord Capital DAC 8.75%, 3/1/2030 (c)	310,000	327,298
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (c)	350,000	347,497
UWM Holdings LLC 6.63%, 2/1/2030 (c)	290,000	293,393
		28,924,401
ELECTRIC — 0.0% *
Clearway Energy Operating LLC 4.75%, 3/15/2028 (c)	20,000	19,941
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (c)	114,000	108,185
		128,126
ELECTRONICS — 0.1%
Sensata Technologies BV 4.00%, 4/15/2029 (c)	388,000	378,684

See accompanying notes to financial statements.
15

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
ENGINEERING & CONSTRUCTION — 0.3%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88%, 2/3/2030 (c)	$330,000	$340,025
TopBuild Corp. 5.63%, 1/31/2034 (c)	180,000	182,020
Tutor Perini Corp. 11.88%, 4/30/2029 (c)	1,000,000	1,108,830
		1,630,875
ENTERTAINMENT — 0.6%
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (c)	623,000	545,125
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.75%, 1/15/2033 (c)	292,000	289,944
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (c)	350,000	353,794
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (c)	158,000	158,390
Voyager Parent LLC 9.25%, 7/1/2032 (c)	559,000	592,915
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	1,174,000	1,030,655
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13%, 10/1/2029 (c)	530,000	533,010
		3,503,833
FOOD — 1.0%
B&G Foods, Inc. 8.00%, 9/15/2028 (c)	1,527,000	1,504,752
Post Holdings, Inc.:
4.50%, 9/15/2031 (c)	1,592,000	1,509,152
4.63%, 4/15/2030 (c)	2,114,000	2,058,233
6.38%, 3/1/2033 (c)	50,000	50,487
U.S. Foods, Inc. 4.75%, 2/15/2029 (c)	319,000	317,153
		5,439,777
FOREST PRODUCTS & PAPER — 0.1%
Magnera Corp. 7.25%, 11/15/2031 (c)	480,000	471,864
HEALTH CARE PRODUCTS — 0.1%
Avantor Funding, Inc. 3.88%, 11/1/2029 (c)	80,000	76,553
Hologic, Inc. 4.63%, 2/1/2028 (c)	707,000	706,880
		783,433
HEALTH CARE SERVICES — 1.5%
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (c)	1,010,000	976,004
Security Description	Principal Amount	Value
4.25%, 5/1/2028 (c)	$1,440,000	$1,427,357
CHS/Community Health Systems, Inc.:
6.13%, 4/1/2030 (c)	483,000	387,303
6.88%, 4/15/2029 (c)	1,347,000	1,199,194
10.88%, 1/15/2032 (c)	234,000	255,727
DaVita, Inc. 4.63%, 6/1/2030 (c)	975,000	948,782
Encompass Health Corp.:
4.50%, 2/1/2028	1,320,000	1,317,109
4.63%, 4/1/2031	87,000	85,331
4.75%, 2/1/2030	390,000	388,803
Global Medical Response, Inc. 7.38%, 10/1/2032 (c)	370,000	385,244
IQVIA, Inc. 5.00%, 5/15/2027 (c)	20,000	20,004
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (c)	520,000	547,726
		7,938,584
HOLDING COMPANIES-DIVERSIFIED — 0.1%
Stena International SA:
7.25%, 1/15/2031 (c)	370,000	376,975
7.63%, 2/15/2031 (c)	100,000	102,877
		479,852
HOME BUILDERS — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88%, 8/1/2033 (c)	325,000	325,621
Beazer Homes USA, Inc.:
7.25%, 10/15/2029	595,000	606,787
7.50%, 3/15/2031 (c)	1,653,000	1,672,406
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC:
4.88%, 2/15/2030 (c)	480,000	449,390
5.00%, 6/15/2029 (c)	70,000	67,701
Century Communities, Inc.:
3.88%, 8/15/2029 (c)	111,000	105,552
6.63%, 9/15/2033 (c)	487,000	492,513
M/I Homes, Inc.:
3.95%, 2/15/2030	63,000	60,604
4.95%, 2/1/2028	21,000	20,916
New Home Co., Inc. 8.50%, 11/1/2030 (c)	370,000	382,021
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (c)	1,363,000	1,387,425
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	179,000	181,886
		5,752,822
HOME FURNISHINGS — 0.4%
Somnigroup International, Inc. 4.00%, 4/15/2029 (c)	2,251,000	2,194,725

See accompanying notes to financial statements.
16

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
HOUSEHOLD PRODUCTS — 0.2%
Prestige Brands, Inc. 3.75%, 4/1/2031 (c)	$1,103,000	$1,029,739
HOUSEHOLD PRODUCTS & WARES — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	1,507,000	1,396,552
Central Garden & Pet Co. 4.13%, 4/30/2031 (c)	10,000	9,407
		1,405,959
HOUSEWARES — 0.0% *
Scotts Miracle-Gro Co. 5.25%, 12/15/2026	22,000	21,970
INSURANCE — 0.2%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (c)	390,000	395,636
Asurion LLC & Asurion Co-Issuer, Inc. 8.00%, 12/31/2032 (c)	247,000	256,435
Nassau Cos., of New York 7.88%, 7/15/2030 (c)	329,000	314,169
		966,240
INTERNET — 1.9%
ANGI Group LLC 3.88%, 8/15/2028 (c)	1,223,000	1,130,443
Cars.com, Inc. 6.38%, 11/1/2028 (c)	177,000	177,265
Gen Digital, Inc. 6.75%, 9/30/2027 (c)	646,000	656,006
Go Daddy Operating Co. LLC/GD Finance Co., Inc.:
3.50%, 3/1/2029 (c)	1,149,000	1,102,052
5.25%, 12/1/2027 (c)	358,000	358,981
Match Group Holdings II LLC 6.13%, 9/15/2033 (c)	245,000	248,183
Rakuten Group, Inc. 9.75%, 4/15/2029 (c)	959,000	1,072,747
Wayfair LLC:
6.75%, 11/15/2032 (c)	280,000	288,378
7.25%, 10/31/2029 (c)	1,320,000	1,375,057
7.75%, 9/15/2030 (c)	2,680,000	2,852,297
ZipRecruiter, Inc. 5.00%, 1/15/2030 (c)	1,357,000	1,065,259
		10,326,668
INVESTMENT COMPANY SECURITIES — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
9.75%, 1/15/2029	1,268,000	1,265,223
10.00%, 11/15/2029 (c)	1,338,000	1,337,345
Prospect Capital Corp. 3.44%, 10/15/2028	511,000	452,991
		3,055,559
Security Description	Principal Amount	Value
IRON/STEEL — 0.9%
Cleveland-Cliffs, Inc.:
6.88%, 11/1/2029 (c)	$10,000	$10,351
7.38%, 5/1/2033 (c)	7,000	7,277
7.50%, 9/15/2031 (c)	1,904,000	2,006,911
7.63%, 1/15/2034 (c)	430,000	450,206
Mineral Resources Ltd. 7.00%, 4/1/2031 (c)	2,444,000	2,548,530
		5,023,275
IT SERVICES — 0.4%
ASGN, Inc. 4.63%, 5/15/2028 (c)	621,000	612,436
Seagate Data Storage Technology Pte. Ltd.:
4.09%, 6/1/2029 (c)	30,000	29,396
5.75%, 12/1/2034 (c)	1,750,000	1,789,463
8.25%, 12/15/2029 (c)	20,000	21,231
		2,452,526
LEISURE TIME — 0.1%
Sabre GLBL, Inc.:
10.75%, 11/15/2029 (c)	251,000	213,340
10.75%, 3/15/2030 (c)	319,000	262,202
		475,542
LODGING — 1.2%
Boyd Gaming Corp. 4.75%, 6/15/2031 (c)	330,000	322,687
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (c)	542,000	526,878
4.00%, 5/1/2031 (c)	900,000	861,372
5.88%, 4/1/2029 (c)	290,000	296,583
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (c)	2,253,000	2,189,465
Travel & Leisure Co. 4.63%, 3/1/2030 (c)	709,000	691,431
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (c)	249,000	245,644
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/2027 (c)	1,240,000	1,246,473
		6,380,533
MACHINERY, CONSTRUCTION & MINING — 0.3%
BWX Technologies, Inc.:
4.13%, 6/30/2028 (c)	430,000	422,853
4.13%, 4/15/2029 (c)	1,048,000	1,022,303
		1,445,156
MACHINERY-DIVERSIFIED — 0.0% *
ATS Corp. 4.13%, 12/15/2028 (c)	193,000	188,082

See accompanying notes to financial statements.
17

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
MEDIA — 1.4%
AMC Networks, Inc. 10.50%, 7/15/2032 (c)	$725,000	$801,596
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13%, 5/1/2027 (c)	60,000	59,932
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 2/15/2031 (c)	1,324,000	1,353,406
Gray Media, Inc.:
4.75%, 10/15/2030 (c)	1,961,000	1,519,893
5.38%, 11/15/2031 (c)	775,000	581,281
iHeartCommunications, Inc. 10.88%, 5/1/2030 (c)	1,327,621	1,144,954
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (c)	484,000	437,352
Univision Communications, Inc.:
8.50%, 7/31/2031 (c)	960,000	1,002,163
9.38%, 8/1/2032 (c)	350,000	376,401
Virgin Media Finance PLC 5.00%, 7/15/2030 (c)	384,000	338,542
Virgin Media Secured Finance PLC 5.50%, 5/15/2029 (c)	210,000	206,942
VZ Secured Financing BV 5.00%, 1/15/2032 (c)	102,000	92,368
		7,914,830
METAL FABRICATE & HARDWARE — 0.4%
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (c)	870,000	894,995
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (c)	1,219,000	1,201,959
		2,096,954
MINING — 0.3%
Century Aluminum Co. 6.88%, 8/1/2032 (c)	560,000	578,071
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	472,000	493,910
Hudbay Minerals, Inc. 6.13%, 4/1/2029 (c)	400,000	405,380
		1,477,361
MISCELLANEOUS MANUFACTURER — 0.0% *
Axon Enterprise, Inc. 6.13%, 3/15/2030 (c)	124,000	128,423
OIL & GAS — 5.4%
California Resources Corp.:
7.00%, 1/15/2034 (c)	780,000	769,837
8.25%, 6/15/2029 (c)	550,000	575,757
CNX Resources Corp.:
6.00%, 1/15/2029 (c)	657,000	662,164
7.25%, 3/1/2032 (c)	40,000	41,801
7.38%, 1/15/2031 (c)	2,155,000	2,231,071
Security Description	Principal Amount	Value
Comstock Resources, Inc.:
5.88%, 1/15/2030 (c)	$476,000	$463,210
6.75%, 3/1/2029 (c)	1,510,000	1,513,896
CVR Energy, Inc. 8.50%, 1/15/2029 (c)	1,976,000	2,032,375
DBR Land Holdings LLC 6.25%, 12/1/2030 (c)	296,000	302,382
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	1,619,000	1,672,977
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25%, 4/15/2032 (c)	60,000	56,445
6.88%, 5/15/2034 (c)	140,000	131,219
7.25%, 2/15/2035 (c)	740,000	703,303
8.38%, 11/1/2033 (c)	180,000	183,566
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (c)	303,000	315,208
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (c)	340,000	336,328
Nabors Industries, Inc.:
7.63%, 11/15/2032 (c)	59,000	57,979
8.88%, 8/15/2031 (c)	2,679,000	2,599,300
PBF Holding Co. LLC/PBF Finance Corp.:
7.88%, 9/15/2030 (c)	162,000	155,839
9.88%, 3/15/2030 (c)	2,077,000	2,133,474
6.00%, 2/15/2028	70,000	69,324
Permian Resources Operating LLC 8.00%, 4/15/2027 (c)	26,000	26,328
Precision Drilling Corp. 6.88%, 1/15/2029 (c)	990,000	1,001,741
Seadrill Finance Ltd. 8.38%, 8/1/2030 (c)	330,000	342,986
Sunoco LP 7.00%, 5/1/2029 (c)	190,000	198,109
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	1,314,000	1,288,916
Talos Production, Inc.:
9.00%, 2/1/2029 (c)	363,000	376,936
9.38%, 2/1/2031 (c)	2,636,000	2,752,907
Transocean International Ltd.:
7.50%, 4/15/2031	570,000	540,280
8.25%, 5/15/2029 (c)	2,246,000	2,259,319
8.50%, 5/15/2031 (c)	380,000	376,059
Valaris Ltd. 8.38%, 4/30/2030 (c)	2,750,000	2,862,942
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (c)	350,000	354,522
		29,388,500
OIL & GAS SERVICES — 1.0%
SESI LLC 7.88%, 9/30/2030 (c)	350,000	344,522

See accompanying notes to financial statements.
18

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Star Holding LLC 8.75%, 8/1/2031 (c)	$310,000	$299,987
Tidewater, Inc. 9.13%, 7/15/2030 (c)	1,632,000	1,751,446
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (c)	269,000	271,911
7.13%, 3/15/2029 (c)	2,379,000	2,463,716
Viridien 10.00%, 10/15/2030 (c)	525,000	552,169
		5,683,751
PACKAGING & CONTAINERS — 0.8%
Cascades, Inc./Cascades USA, Inc. 6.75%, 7/15/2030 (c)	1,870,000	1,948,447
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (c)	280,000	278,863
OI European Group BV 4.75%, 2/15/2030 (c)	853,000	825,081
Owens-Brockway Glass Container, Inc. 7.38%, 6/1/2032 (c)	1,008,000	1,021,780
TriMas Corp. 4.13%, 4/15/2029 (c)	570,000	554,946
		4,629,117
PHARMACEUTICALS — 0.9%
AdaptHealth LLC:
4.63%, 8/1/2029 (c)	260,000	252,286
5.13%, 3/1/2030 (c)	813,000	793,349
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (c)	3,858,000	3,623,318
		4,668,953
PIPELINES — 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.38%, 6/15/2029 (c)	696,000	696,348
5.75%, 10/15/2033 (c)	451,000	453,629
6.63%, 2/1/2032 (c)	15,000	15,556
Buckeye Partners LP:
4.50%, 3/1/2028 (c)	20,000	19,881
6.75%, 2/1/2030 (c)	760,000	797,681
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.38%, 6/30/2033 (c)	1,804,000	1,841,162
8.63%, 3/15/2029 (c)	1,210,000	1,264,801
Excelerate Energy LP 8.00%, 5/15/2030 (c)	380,000	401,307
Harvest Midstream I LP 7.50%, 5/15/2032 (c)	20,000	20,846
Security Description	Principal Amount	Value
Hess Midstream Operations LP 5.88%, 3/1/2028 (c)	$107,000	$109,000
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%, 2/15/2032 (c)	1,991,000	2,063,970
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (c)	936,000	970,023
Venture Global LNG, Inc.:
9.50%, 2/1/2029 (c)	1,610,000	1,670,745
9.88%, 2/1/2032 (c)	30,000	30,988
Venture Global Plaquemines LNG LLC:
6.13%, 12/15/2030 (c)	531,000	540,627
6.50%, 1/15/2034 (c)	656,000	671,554
6.75%, 1/15/2036 (c)	316,000	323,435
		11,891,553
REAL ESTATE — 0.3%
Five Point Operating Co. LP 8.00%, 10/1/2030 (c)	320,000	334,710
Howard Hughes Corp.:
4.13%, 2/1/2029 (c)	895,000	868,920
4.38%, 2/1/2031 (c)	660,000	627,786
		1,831,416
REAL ESTATE INVESTMENT TRUSTS — 2.9%
Arbor Realty SR, Inc. 7.88%, 7/15/2030 (c)	340,000	325,812
Diversified Healthcare Trust:
4.38%, 3/1/2031	777,000	679,603
4.75%, 2/15/2028	2,500,000	2,412,675
Iron Mountain, Inc.:
5.25%, 3/15/2028 (c)	5,000	4,994
REIT, 4.50%, 2/15/2031 (c)	470,000	448,046
MPT Operating Partnership LP/MPT Finance Corp.:
3.50%, 3/15/2031	890,000	647,199
4.63%, 8/1/2029	3,464,000	2,905,534
RHP Hotel Properties LP/RHP Finance Corp.:
4.50%, 2/15/2029 (c)	970,000	960,863
4.75%, 10/15/2027	10,000	9,981
Rithm Capital Corp.:
8.00%, 4/1/2029 (c)	1,099,000	1,128,508
8.00%, 7/15/2030 (c)	2,056,000	2,102,096
Service Properties Trust 4.95%, 10/1/2029	150,000	129,973
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (c)	684,000	679,896
5.75%, 1/15/2031 (c)	1,129,000	1,142,627
6.00%, 4/15/2030 (c)	720,000	738,050
6.50%, 7/1/2030 (c)	792,000	826,088
6.50%, 10/15/2030 (c)	350,000	364,917
7.25%, 4/1/2029 (c)	145,000	153,023
		15,659,885

See accompanying notes to financial statements.
19

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
RETAIL — 1.9%
1011778 BC ULC/New Red Finance, Inc.:
3.50%, 2/15/2029 (c)	$160,000	$154,651
3.88%, 1/15/2028 (c)	370,000	364,713
4.38%, 1/15/2028 (c)	260,000	258,284
Advance Auto Parts, Inc. 3.90%, 4/15/2030	30,000	27,499
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 1/15/2029 (c)	400,000	388,616
FirstCash, Inc.:
4.63%, 9/1/2028 (c)	1,960,000	1,945,378
6.88%, 3/1/2032 (c)	538,000	560,338
Kohl's Corp.:
5.55%, 7/17/2045	370,000	264,091
10.00%, 6/1/2030 (c)	856,000	941,703
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	636,000	577,068
7.38%, 8/1/2033 (c)	32,000	33,878
Nordstrom, Inc. 5.00%, 1/15/2044	341,000	256,258
PetSmart LLC/PetSmart Finance Corp. 7.50%, 9/15/2032 (c)	733,000	745,322
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (c)	1,541,000	1,479,761
6.50%, 12/15/2035 (c)	777,000	777,148
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (c)	1,459,000	1,425,122
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (c)	300,000	316,488
		10,516,318
SEMICONDUCTORS — 0.7%
ams-OSRAM AG 12.25%, 3/30/2029 (c)	944,000	1,005,728
Kioxia Holdings Corp. 6.63%, 7/24/2033 (c)	2,987,000	3,109,676
		4,115,404
SOFTWARE — 2.3%
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (c)	1,650,000	1,671,417
6.63%, 8/15/2033 (c)	183,000	181,380
8.25%, 6/30/2032 (c)	340,000	355,881
CoreWeave, Inc. 9.00%, 2/1/2031 (c)	1,184,000	1,081,833
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	4,433,000	4,374,750
Security Description	Principal Amount	Value
Open Text Corp.:
3.88%, 2/15/2028 (c)	$160,000	$156,938
3.88%, 12/1/2029 (c)	740,000	702,474
Open Text Holdings, Inc.:
4.13%, 2/15/2030 (c)	1,240,000	1,186,246
4.13%, 12/1/2031 (c)	20,000	18,651
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (c)	1,114,000	972,177
PTC, Inc. 4.00%, 2/15/2028 (c)	363,000	357,479
ROBLOX Corp. 3.88%, 5/1/2030 (c)	290,000	277,136
Twilio, Inc. 3.63%, 3/15/2029	1,030,000	997,586
		12,333,948
TELECOMMUNICATIONS — 0.9%
APLD ComputeCo LLC 9.25%, 12/15/2030 (c)	680,000	666,965
Cipher Compute LLC 7.13%, 11/15/2030 (c)	570,000	581,417
EchoStar Corp. 10.75%, 11/30/2029	1,233,333	1,362,216
Viasat, Inc. 7.50%, 5/30/2031 (c)	310,000	294,630
Viavi Solutions, Inc. 3.75%, 10/1/2029 (c)	987,000	942,832
Vmed O2 U.K. Financing I PLC 4.25%, 1/31/2031 (c)	150,000	136,869
WULF Compute LLC 7.75%, 10/15/2030 (c)	820,000	844,674
		4,829,603
TRANSPORTATION — 0.3%
Danaos Corp. 6.88%, 10/15/2032 (c)	1,391,000	1,434,302
Star Leasing Co. LLC 7.63%, 2/15/2030 (c)	398,000	370,713
Stonepeak Nile Parent LLC 7.25%, 3/15/2032 (c)	105,000	111,197
		1,916,212
TOTAL CORPORATE BONDS & NOTES (Cost $246,313,507)		250,990,155

See accompanying notes to financial statements.
20

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 5.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (h) (i) (Cost $28,114,295)	28,114,295	$28,114,295
TOTAL INVESTMENTS — 102.0% (Cost $552,335,175)		556,433,489
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.0)%		(11,089,611)
NET ASSETS — 100.0%		$545,343,878
(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 50.3% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	When-issued security.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $125,600, representing 0.0% of the Fund's net assets.
(f)	Non-income producing security.
(g)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

At December 31, 2025, the Fund had unfunded loan commitments of $490,651, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	9,600	9,648	48
Chicago U.S. Midco III LP	129,310	129,715	405
Hanger, Inc.	20,344	20,436	92
Janney Montgomery Scott LLC	22,857	23,043	186
Kaman Corp.	9,524	9,574	50
Pinnacle Buyer LLC	40,323	40,524	201
Pye-Barker Fire & Safety, LLC	195,000	196,442	1,442
Raven Acquisition Holdings LLC	63,693	63,974	281
	$490,651	$493,356	$2,705

See accompanying notes to financial statements.
21

STATE STREET BLACKSTONE HIGH INCOME ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$250,990,155	$—	$250,990,155
Asset-Backed Securities	—	56,913,190	—	56,913,190
Common Stocks	—	—	125,600	125,600
Mutual Funds and Exchange Traded Products	5,476,158	—	—	5,476,158
Senior Floating Rate Loans	—	214,814,091	—	214,814,091
Short-Term Investment	28,114,295	—	—	28,114,295
TOTAL INVESTMENTS	$33,590,453	$522,717,436	$125,600	$556,433,489
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$2,705	$—	$2,705
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$2,705	$—	$2,705

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Blackstone Senior Loan ETF	132,691	$5,518,619	$—	$—	$—	$(42,461)	132,691	$5,476,158	$244,562
State Street Institutional U.S. Government Money Market Fund, Class G Shares	23,246,810	23,246,810	211,186,319	206,318,834	—	—	28,114,295	28,114,295	704,897
Total		$28,765,429	$211,186,319	$206,318,834	$—	$(42,461)		$33,590,453	$949,459
See accompanying notes to financial statements.
22

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
SENIOR FLOATING RATE LOANS — 88.6%
ADVERTISING SERVICES — 1.3%
Neptune Bidco U.S., Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.00%, 9.03%, 4/11/2029 (a)	$73,309,468	$72,658,846
Planet U.S. Buyer LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.82%, 2/7/2031 (a)	6,674,566	6,726,394
Wasserman Media Group LLC Repriced Term Loan B (b)	2,982,297	2,993,481
		82,378,721
AEROSPACE & DEFENSE — 1.2%
Air Comm Corp. LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.44%, 12/11/2031 (a)	7,702,012	7,739,983
Dynasty Acquisition Co., Inc.:
2024 1st Lien Term Loan B1 1 mo. USD Term SOFR + 2.00%, 5.72%, 10/31/2031 (a)	189,306	190,231
2024 1st Lien Term Loan B2 1 mo. USD Term SOFR + 2.00%, 5.72%, 10/31/2031 (a)	72,006	72,358
Kaman Corp.:
2025 Delayed Draw Term Loan 3 mo. USD Term SOFR + 2.50%, 6.43%, 2/26/2032 (a)	26,660	26,800
2025 Term Loan B 6 mo. USD Term SOFR + 2.50%, 6.32%, 2/26/2032 (a)	2,943,721	2,959,190
Propulsion BC Finco SARL 2025 Repriced Term Loan B (b)	3,709,945	3,733,132
TransDigm, Inc.:
2023 Term Loan J 1 mo. USD Term SOFR + 2.50%, 6.22%, 2/28/2031 (a)	24,393,831	24,512,995
2025 Term Loan K 1 mo. USD Term SOFR + 2.25%, 5.97%, 3/22/2030 (a)	11,436,929	11,482,906
2025 Term Loan M 1 mo. USD Term SOFR + 2.50%, 6.22%, 8/19/2032 (a)	26,226,951	26,365,823
		77,083,418
Security Description	Principal Amount	Value
AIRLINES — 0.7%
American Airlines, Inc.:
2023 1st Lien Term Loan 6 mo. USD Term SOFR + 2.25%, 6.26%, 6/4/2029 (a)	$4,949,495	$4,962,661
2025 Term Loan 3 mo. USD Term SOFR + 2.25%, 6.13%, 4/20/2028 (a)	4,930,424	4,948,297
2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.13%, 5/28/2032 (a)	4,853,976	4,884,337
JetBlue Airways Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 4.75%, 8.45%, 8/27/2029 (a)	34,753,437	33,441,495
		48,236,790
APPAREL — 0.5%
ABG Intermediate Holdings 2 LLC:
2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.97%, 12/21/2028 (a)	14,675,340	14,715,771
2025 Delayed Draw Term Loan 1 mo. USD Term SOFR + 2.25%, 5.97%, 2/13/2032 (a)	7,046,750	7,061,724
Beach Acquisition Bidco LLC USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.92%, 9/12/2032 (a)	5,061,422	5,108,899
S&S Holdings LLC 2024 Term Loan 1 mo. USD Term SOFR + 5.00%, 8.73%, 10/1/2031 (a)	4,309,356	4,247,430
		31,133,824
AUTO PARTS & EQUIPMENT — 1.1%
Clarios Global LP:
2024 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 5/6/2030 (a)	6,602,913	6,620,113
2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.47%, 1/28/2032 (a)	40,304,012	40,562,160
Tenneco, Inc.:
2022 Term Loan A 3 mo. USD Term SOFR + 4.75%, 8.74%, 11/17/2028 (a)	12,254,824	12,039,629

See accompanying notes to financial statements.
23

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
2022 Term Loan B 3 mo. USD Term SOFR + 5.00%, 8.77%, 11/17/2028 (a)	$16,570,584	$16,317,634
		75,539,536
BEVERAGES — 0.2%
Primo Brands Corp. 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 3/31/2028 (a)	5,958,368	5,982,232
Sazerac Co., Inc. Repriced Term Loan B (b)	10,284,368	10,317,226
		16,299,458
BIOTECHNOLOGY — 0.5%
Genmab AS Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.73%, 12/13/2032 (a)	31,824,570	32,013,608
BUILDING MATERIALS — 0.5%
Cornerstone Building Brands, Inc. 2021 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.10%, 4/12/2028 (a)	33,999,669	26,808,739
EMRLD Borrower LP Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.07%, 5/31/2030 (a)	1,232,396	1,237,018
Icebox Holdco III, Inc. 2021 1st Lien Term Loan 3 mo. USD Term SOFR + 3.25%, 6.92%, 12/22/2031 (a)	414,034	418,305
Potters Industries LLC 2025 Repriced Term Loan B (b)	3,077,466	3,094,777
Quikrete Holdings, Inc. 2024 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 5.97%, 3/19/2029 (a)	222,955	224,011
Tamko Building Products LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 9/20/2030 (a)	1,225,181	1,234,878
		33,017,728
CHEMICALS — 0.7%
Discovery Purchaser Corp. Term Loan 3 mo. USD Term SOFR + 3.75%, 7.61%, 10/4/2029 (a)	3,814,363	3,674,738
Nouryon Finance BV:
2024 USD Term Loan B1 6 mo. USD Term SOFR + 3.25%, 7.04%, 4/3/2028 (a)	6,472,994	6,486,490
Security Description	Principal Amount	Value
2024 USD Term Loan B2 3 mo. USD Term SOFR + 3.25%, 7.16%, 4/3/2028 (a)	$2,308,537	$2,313,581
Olympus Water U.S. Holding Corp. 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.92%, 11/3/2032 (a)	14,608,904	14,541,630
Qnity Electronics, Inc. Term Loan B 6 mo. USD Term SOFR + 2.00%, 5.80%, 11/1/2032 (a)	3,082,359	3,100,175
SCIH Salt Holdings, Inc. 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.52%, 1/31/2029 (a)	16,143,337	16,194,673
Solstice Advanced Materials, Inc. Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.59%, 10/29/2032 (a)	46,845	47,153
		46,358,440
COMMERCIAL SERVICES — 7.8%
AlixPartners LLP 2025 USD Term Loan 1 mo. USD Term SOFR + 2.00%, 5.72%, 8/12/2032 (a)	3,093,400	3,102,294
Allied Universal Holdco LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 8/20/2032 (a)	107,506,997	108,195,580
Ankura Consulting Group LLC 2024 Repriced Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.37%, 12/29/2031 (a)	13,258,509	12,995,726
Anticimex International AB 2025 USD Term Loan 3 mo. USD Term SOFR + 2.90%, 7.31%, 11/17/2031 (a)	1,226,046	1,233,709
Belfor Holdings, Inc. 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.47%, 11/1/2030 (a)	1,293,199	1,301,282
Belron Finance 2019 LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.12%, 10/16/2031 (a)	6,141,817	6,184,041

See accompanying notes to financial statements.
24

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Boost Newco Borrower LLC 2025 USD Term Loan B2 3 mo. USD Term SOFR + 2.00%, 5.67%, 1/31/2031 (a)	$124,615,180	$124,965,971
CHG Healthcare Services, Inc. 2025 Term Loan B1 3 mo. USD Term SOFR + 2.75%, 6.72%, 9/29/2028 (a)	8,262,866	8,310,295
Conservice Midco LLC 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.47%, 5/13/2030 (a)	160,029	160,579
Creative Artists Agency LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 10/1/2031 (a)	6,513,019	6,545,584
First Advantage Holdings LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.47%, 10/31/2031 (a)	12,067,937	11,963,549
Fugue Finance BV 2025 Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.57%, 1/9/2032 (a)	2,042,485	2,052,187
Garda World Security Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.75%, 2/1/2029 (a)	3,835,596	3,856,691
Genuine Financial Holdings LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 9/27/2030 (a)	18,930,715	16,130,011
Grant Thornton Advisors LLC:
2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.00%, 6.72%, 6/2/2031 (a)	513,636	516,296
2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.47%, 6/2/2031 (a)	11,163,838	11,198,781
Homeserve USA Holding Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.73%, 10/21/2030 (a)	616,151	618,080
KUEHG Corp. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.42%, 6/12/2030 (a)	23,796,261	23,163,281
Mavis Tire Express Services Corp. 2025 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.72%, 5/4/2028 (a)	42,158,204	42,359,931
Security Description	Principal Amount	Value
OMNIA Partners LLC 2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.46%, 12/31/2032 (a)	$5,322,282	$5,349,852
Parexel International Corp. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.47%, 12/12/2031 (a)	9,292,752	9,335,359
PG Investment Co. 59 SARL 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 3/26/2031 (a)	1,235,326	1,241,021
Pye-Barker Fire & Safety LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.50%, 6.21%, 12/16/2032 (a)	20,181,432	20,330,673
Raven Acquisition Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 11/19/2031 (a)	36,979,621	37,142,885
Shift4 Payments LLC 2025 Repriced Term Loan B (b)	617,205	621,578
Thevelia U.S. LLC 2024 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 6/18/2029 (a)	16,444,124	16,528,400
Wand NewCo 3, Inc. 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 1/30/2031 (a)	12,417,099	12,444,293
XPLOR T1 LLC 2025 Term Loan 3 mo. USD Term SOFR + 3.50%, 7.29%, 12/1/2032 (a)	25,494,460	25,558,196
		513,406,125
COMMUNICATIONS EQUIPMENT — 1.9%
CommScope, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 4.75%, 8.47%, 12/17/2029 (a)	126,520,759	126,923,095
COMPUTERS — 7.4%
Access CIG LLC 2025 Term Loan 1 mo. USD Term SOFR + 4.00%, 7.72%, 8/19/2030 (a)	31,410,275	30,389,441
Ahead DB Holdings LLC 2024 Term Loan B4 3 mo. USD Term SOFR + 2.50%, 6.17%, 2/3/2031 (a)	612,454	612,558

See accompanying notes to financial statements.
25

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Amentum Government Services Holdings LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.72%, 9/29/2031 (a)	$7,304,006	$7,333,660
Bingo Holdings I LLC Term Loan B 3 mo. USD Term SOFR + 4.75%, 8.42%, 6/30/2032 (a)	3,626,290	3,564,335
Clover Holdings 2 LLC Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.77%, 12/9/2031 (a)	31,623,094	31,687,289
McAfee LLC 2024 USD 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 3/1/2029 (a)	96,603,816	89,468,175
Peraton Corp. Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.69%, 2/1/2028 (a)	120,338,231	111,936,216
Ping Identity Corp. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.63%, 11/15/2032 (a)	10,099,206	10,137,078
Sandisk Corp. Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.86%, 2/20/2032 (a)	13,801,691	13,905,203
Surf Holdings LLC 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.50%, 7.33%, 3/5/2027 (a)	14,471,245	14,497,945
Tempo Acquisition LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.47%, 8/31/2028 (a)	1,756,782	1,693,379
Vision Solutions, Inc.:
2021 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 11.35%, 4/23/2029 (a)	1,233,333	1,171,667
2021 Incremental Term Loan 3 mo. USD Term SOFR + 4.00%, 8.10%, 4/24/2028 (a)	49,886,834	46,556,888
X Corp. Term Loan 3 mo. USD Term SOFR + 6.50%, 10.45%, 10/26/2029 (a)	122,790,532	120,905,083
		483,858,917
CONSTRUCTION & ENGINEERING — 0.9%
Blackfin Pipeline LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.75%, 9/29/2032 (a)	12,798,508	12,838,503
Security Description	Principal Amount	Value
Centuri Group, Inc. 2025 Refinance Term Loan B (b)	$464,425	$466,747
Construction Partners, Inc. Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 11/3/2031 (a)	377,810	381,116
DG Investment Intermediate Holdings 2, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 3.75%, 7.47%, 7/9/2032 (a)	12,953,007	13,001,581
Green Infrastructure Partners, Inc. USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 9/24/2032 (a)	8,562,461	8,594,570
KKR Apple Bidco LLC 2025 Term Loan 1 mo. USD Term SOFR + 2.50%, 6.22%, 9/23/2031 (a)	19,547,770	19,670,628
Radar Bidco SARL 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.19%, 4/4/2031 (a)	600,242	604,996
TRC Cos. LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 12/8/2028 (a)	1,921,618	1,930,025
		57,488,166
CONSTRUCTION MATERIALS — 0.2%
Groundworks LLC 2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 6.73%, 3/14/2031 (a)	1,301,931	1,310,069
Quikrete Holdings, Inc.:
2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.97%, 2/10/2032 (a)	10,879,382	10,925,238
2025 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 5.97%, 4/14/2031 (a)	2,280,591	2,289,736
		14,525,043
CONTAINERS & PACKAGING — 2.0%
Berlin Packaging LLC 2025 Term Loan B7 3 mo. USD Term SOFR + 3.25%, 6.92%, 6/7/2031 (a)	5,419,859	5,438,503
Charter Nex U.S., Inc. 2024 Term Loan B1 1 mo. USD Term SOFR + 2.75%, 6.50%, 11/29/2030 (a)	1,238,478	1,242,596

See accompanying notes to financial statements.
26

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Clydesdale Acquisition Holdings, Inc.:
2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.10%, 4/1/2032 (a)	$41,681,703	$41,696,500
Term Loan B 1 mo. USD Term SOFR + 3.18%, 6.89%, 4/13/2029 (a)	3,060,305	3,066,303
Graham Packaging Co., Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 8/4/2027 (a)	809,126	813,241
Iris Holding, Inc. Term Loan 3 mo. USD Term SOFR + 4.75%, 8.69%, 6/28/2028 (a)	28,155,961	27,381,812
Proampac PG Borrower LLC 2024 Term Loan 3 mo. USD Term SOFR + 4.00%, 7.88%, 9/15/2028 (a)	17,557,280	17,615,658
SupplyOne, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.22%, 4/21/2031 (a)	3,561,487	3,573,240
Trident TPI Holdings, Inc. 2024 Term Loan B7 3 mo. USD Term SOFR + 3.75%, 7.42%, 9/15/2028 (a)	30,777,672	29,639,206
		130,467,059
COSMETICS & TOILETRIES — 0.5%
Opal Bidco SAS USD Term Loan B4 3 mo. USD Term SOFR + 3.00%, 6.69%, 4/28/2032 (a)	29,772,519	29,995,813
DISTRIBUTION/WHOLESALE — 0.8%
BCPE Empire Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 12/11/2030 (a)	15,544,442	15,408,428
Fluid-Flow Products, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 3/31/2028 (a)	12,066,003	12,128,686
Openlane, Inc. Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.37%, 10/8/2032 (a)	2,096,804	2,102,056
Resideo Funding, Inc. 2025 Incremental Term Loan 3 mo. USD Term SOFR + 2.00%, 5.72%, 8/13/2032 (a)	1,233,110	1,237,735
Security Description	Principal Amount	Value
Windsor Holdings III LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.47%, 8/1/2030 (a)	$18,785,231	$18,852,764
		49,729,669
DIVERSIFIED FINANCIAL SERVICES — 3.6%
Advisor Group, Inc. 2025 Term Loan 6 mo. USD Term SOFR + 3.00%, 6.60%, 7/30/2032 (a)	38,241,067	38,445,275
Aretec Group, Inc. 2025 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.72%, 8/9/2030 (a)	41,379,904	41,590,528
Chicago U.S. Midco III LP Term Loan 1 mo. USD Term SOFR + 2.50%, 6.22%, 11/1/2032 (a)	5,677,888	5,695,631
Citadel Securities LP 2024 First Lien Term Loan 3 mo. USD Term SOFR + 2.00%, 5.67%, 10/31/2031 (a)	615,222	619,147
Corpay Technologies Operating Co. LLC 2025 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.57%, 11/5/2032 (a)	619,840	621,133
CPI Holdco B LLC 2025 Add-on Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.92%, 5/19/2031 (a)	3,078,876	3,088,928
Edelman Financial Center LLC:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 8.97%, 10/6/2028 (a)	8,331,429	8,334,928
2024 Term Loan 1 mo. USD Term SOFR + 3.00%, 6.72%, 4/7/2028 (a)	4,283,534	4,311,077
Eisner Advisory Group LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.72%, 2/28/2031 (a)	5,775,153	5,823,000
Focus Financial Partners LLC 2025 Incremental Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 9/15/2031 (a)	53,060,099	53,209,198
GTCR Everest Borrower LLC Add on Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 9/5/2031 (a)	7,569,803	7,606,592
Hudson River Trading LLC 2024 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.49%, 3/18/2030 (a)	20,065,196	20,175,253

See accompanying notes to financial statements.
27

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Jane Street Group LLC 2024 Term Loan B1 3 mo. USD Term SOFR + 2.00%, 5.82%, 12/15/2031 (a)	$27,734,429	$27,639,023
June Purchaser LLC Term Loan 3 mo. USD Term SOFR + 2.75%, 6.42%, 11/28/2031 (a)	2,366,343	2,385,570
Kestra Advisor Services Holdings A, Inc. 2024 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.72%, 3/22/2031 (a)	2,797,470	2,806,212
Mermaid Bidco, Inc. 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.15%, 7/3/2031 (a)	8,710,507	8,754,060
Superannuation & Investments U.S. LLC 2025 Repriced Term Loan 1 mo. USD Term SOFR + 3.00%, 6.72%, 12/1/2028 (a)	1,573,791	1,585,594
Victory Capital Holdings, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 2.00%, 5.67%, 9/23/2032 (a)	3,071,660	3,093,238
		235,784,387
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
Delta TopCo, Inc.:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.25%, 8.94%, 11/29/2030 (a)	29,715,822	29,366,067
2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.44%, 11/30/2029 (a)	26,547,939	26,454,756
Lumen Technologies, Inc.:
2024 Extended Term Loan B1 1 mo. USD Term SOFR + 2.35%, 6.18%, 4/16/2029 (a)	67,736,822	67,478,745
2024 Extended Term Loan B2 1 mo. USD Term SOFR + 2.35%, 6.18%, 4/15/2030 (a)	88,150,602	87,785,217
2024 Term Loan A 1 mo. USD Term SOFR + 6.00%, 9.72%, 6/1/2028 (a)	7,551,788	7,617,866
Viavi Solutions, Inc. Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.39%, 10/16/2032 (a)	6,115,453	6,161,319
		224,863,970
Security Description	Principal Amount	Value
ELECTRIC — 0.1%
Cogentrix Finance Holdco I LLC Repriced Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.97%, 2/26/2032 (a)	$595,726	$600,194
NRG Energy, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 1.75%, 5.59%, 4/16/2031 (a)	3,080,369	3,093,230
Talen Energy Supply LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.67%, 11/25/2032 (a)	3,093,894	3,098,256
		6,791,680
ELECTRONICS — 0.1%
Coherent Corp. 2025 Term Loan B2 1 mo. USD Term SOFR + 1.75%, 5.47%, 7/2/2029 (a)	271,923	272,944
Pinnacle Buyer LLC Term Loan 3 mo. USD Term SOFR + 2.50%, 6.49%, 10/1/2032 (a)	1,964,630	1,974,463
Sanmina Corp. Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.92%, 10/27/2032 (a)	1,234,668	1,238,527
		3,485,934
ENTERTAINMENT — 1.9%
Caesars Entertainment, Inc.:
2024 Term Loan B1 1 mo. USD Term SOFR + 2.25%, 5.97%, 2/6/2031 (a)	12,635,362	12,540,596
Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.97%, 2/6/2030 (a)	13,829,418	13,756,813
Crown Finance U.S., Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 4.50%, 8.34%, 12/2/2031 (a)	15,258,546	15,077,351
DK Crown Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.53%, 3/4/2032 (a)	619,639	620,634
EOC Borrower LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 3/24/2032 (a)	15,318,223	15,425,451
Flutter Financing BV 2025 Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.67%, 6/4/2032 (a)	1,231,586	1,233,513

See accompanying notes to financial statements.
28

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
GVC Holdings Gibraltar Ltd.:
2025 Term Loan B5 (2032) 3 mo. USD Term SOFR + 2.25%, 5.92%, 7/31/2032 (a)	$2,314,674	$2,300,659
2025 Term Loan B6 (2029) 3 mo. USD Term SOFR + 2.25%, 5.92%, 10/31/2029 (a)	1,940,066	1,931,132
Herschend Entertainment Co. LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 5/27/2032 (a)	7,895,661	7,960,642
Light & Wonder International, Inc. 2024 Term Loan B2 1 mo. USD Term SOFR + 2.25%, 5.99%, 4/14/2029 (a)	1,389,848	1,397,235
PCI Gaming Authority Term Loan 1 mo. USD Term SOFR + 2.00%, 5.72%, 7/18/2031 (a)	1,232,457	1,236,222
PENN Entertainment, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 5/3/2029 (a)	904,321	910,710
Scientific Games Holdings LP 2024 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.93%, 4/4/2029 (a)	12,913,596	12,703,814
TKO Worldwide Holdings LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.00%, 5.87%, 11/21/2031 (a)	615,187	618,691
Voyager Parent LLC Repriced Term Loan B (b)	39,658,353	39,736,480
		127,449,943
ENVIRONMENTAL CONTROL — 0.0% *
Madison IAQ LLC:
2025 Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.64%, 11/8/2032 (a)	453,400	456,826
Term Loan 6 mo. USD Term SOFR + 2.50%, 6.70%, 6/21/2028 (a)	334,562	336,556
Reworld Holding Corp. Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.98%, 11/30/2028 (a)	238,944	239,626
		1,033,008
FINANCIAL SERVICES — 0.3%
Ascensus Group Holdings, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 11/24/2032 (a)	10,531,578	10,533,684
Security Description	Principal Amount	Value
Chrysaor Bidco SARL 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.14%, 10/30/2031 (a)	$11,951,763	$12,050,365
		22,584,049
FOOD PRODUCTS — 0.5%
Aramark Services, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 1.75%, 5.47%, 6/22/2030 (a)	1,308,275	1,314,404
Fiesta Purchaser, Inc. 2025 Repriced Term Loan 1 mo. USD Term SOFR + 2.75%, 6.47%, 2/12/2031 (a)	1,235,979	1,237,036
Froneri Lux Finco SARL:
2024 USD Term Loan B4 6 mo. USD Term SOFR + 2.25%, 6.45%, 9/30/2031 (a)	2,301,142	2,302,833
2025 USD Term Loan B6 3 mo. USD Term SOFR + 2.25%, 5.92%, 9/30/2032 (a)	12,531,722	12,549,204
Nomad Foods Europe Midco Ltd. 2025 USD Term Loan B (b)	1,691,369	1,702,735
PFI Lower Midco LLC Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.87%, 12/1/2032 (a)	5,200,000	5,245,500
Snacking Investments Bidco Pty. Ltd. 2025 Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.84%, 10/29/2032 (a)	11,098,753	11,181,994
		35,533,706
GROUND TRANSPORTATION — 0.6%
Genesee & Wyoming, Inc. 2024 Term Loan 3 mo. USD Term SOFR + 1.75%, 5.42%, 4/10/2031 (a)	618,049	618,719
Savage Enterprises LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.28%, 8/5/2032 (a)	894,927	899,961
Stonepeak Nile Parent LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.16%, 4/9/2032 (a)	7,478,228	7,487,576
Worldwide Express Operations LLC 2024 Term Loan B 3 mo. USD Term SOFR + 4.00%, 7.67%, 7/26/2028 (a)	27,172,618	27,330,355
		36,336,611

See accompanying notes to financial statements.
29

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Auris Luxembourg III SARL 2025 USD Term Loan B 6 mo. USD Term SOFR + 3.50%, 7.20%, 2/28/2029 (a)	$31,683,911	$31,921,540
Embecta Corp. Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 3/30/2029 (a)	7,020,310	7,042,529
Hanger, Inc.:
2024 Delayed Draw Term Loan 1 mo. USD Term SOFR + 3.50%, 7.22%, 10/23/2031 (a)	973,082	977,500
2024 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.22%, 10/23/2031 (a)	12,761,553	12,819,490
Medline Borrower LP:
2025 Incremental Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.47%, 10/23/2030 (a)	1,233,539	1,239,515
2025 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.47%, 10/23/2028 (a)	2,522,441	2,532,771
Resonetics LLC 2025 Repriced Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.59%, 6/18/2031 (a)	317,559	318,591
		56,851,936
HEALTH CARE PROVIDERS & SERVICES — 4.1%
Electron BidCo, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 2.50%, 6.22%, 11/1/2028 (a)	103,661	104,321
Global Medical Response, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.38%, 10/1/2032 (a)	125,930,877	126,865,914
MED ParentCo LP:
2025 Repriced Term Loan B (b)	11,895,746	11,945,292
2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 4/15/2031 (a)	2,977,537	2,989,939
Midwest Physician Administrative Services LLC 2021 Term Loan 3 mo. USD Term SOFR + 3.00%, 6.93%, 3/12/2028 (a)	41,085,157	37,484,454
Security Description	Principal Amount	Value
Onex TSG Intermediate Corp. 2025 Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.59%, 8/6/2032 (a)	$5,974,684	$6,022,272
Outcomes Group Holdings, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 5/6/2031 (a)	1,066,800	1,074,875
Radiology Partners, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 4.50%, 8.17%, 6/30/2032 (a)	45,552,558	45,527,731
Team Health Holdings, Inc. 2025 Term Loan B (b)	28,271,943	28,402,277
U.S. Fertility Enterprises LLC:
2025 Delayed Draw Term Loan (b)	903,817	908,336
2025 Term Loan (b)	5,965,189	5,995,015
		267,320,426
HOME FURNISHINGS — 1.0%
AI Aqua Merger Sub, Inc. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.85%, 7/31/2028 (a)	66,461,423	66,682,739
HOUSEWARES — 0.9%
American Greetings Corp. 2024 Term Loan B 1 mo. USD Term SOFR + 5.75%, 9.47%, 10/30/2029 (a)	18,565,778	18,407,041
Hunter Douglas, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.67%, 1/20/2032 (a)	40,347,480	40,621,238
		59,028,279
INSURANCE — 7.2%
Acrisure LLC 2024 1st Lien Term Loan B6 1 mo. USD Term SOFR + 3.00%, 6.72%, 11/6/2030 (a)	43,443,276	43,463,695
Alera Group, Inc.:
2025 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.50%, 9.22%, 5/30/2033 (a)	11,340,909	11,596,079
2025 Term Loan 1 mo. USD Term SOFR + 3.25%, 6.97%, 5/31/2032 (a)	29,182,128	29,355,616
Alliant Holdings Intermediate LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 9/19/2031 (a)	28,526,513	28,623,075

See accompanying notes to financial statements.
30

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
AmWINS Group, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.97%, 1/30/2032 (a)	$13,985,285	$14,041,296
Asurion LLC:
2021 2nd Lien Term Loan B3 1 mo. USD Term SOFR + 5.25%, 9.08%, 1/31/2028 (a)	4,682,849	4,674,818
2021 Second Lien Term Loan B4 1 mo. USD Term SOFR + 5.25%, 9.08%, 1/20/2029 (a)	93,273,788	91,861,623
2022 Term Loan B10 1 mo. USD Term SOFR + 4.00%, 7.82%, 8/19/2028 (a)	20,801,138	20,850,645
2023 Term Loan B11 1 mo. USD Term SOFR + 4.25%, 8.07%, 8/19/2028 (a)	13,638,200	13,678,910
2024 Term Loan B12 1 mo. USD Term SOFR + 4.25%, 7.97%, 9/19/2030 (a)	14,748,218	14,768,939
2025 Term Loan B13 1 mo. USD Term SOFR + 4.25%, 7.97%, 9/19/2030 (a)	12,336,162	12,346,771
Baldwin Insurance Group Holdings LLC 2025 Term Loan B2 1 mo. USD Term SOFR + 2.50%, 6.25%, 5/26/2031 (a)	7,197,233	7,197,233
Broadstreet Partners, Inc. 2024 Term Loan B4 1 mo. USD Term SOFR + 2.75%, 6.47%, 6/13/2031 (a)	50,646,580	50,872,210
Howden Group Holdings Ltd. 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.47%, 2/15/2031 (a)	70,500,690	70,758,723
HUB International Ltd. 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.12%, 6/20/2030 (a)	1,229,521	1,237,285
Sedgwick Claims Management Services, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 7/31/2031 (a)	19,645,587	19,729,572
Trucordia Insurance Holdings LLC Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 6/17/2032 (a)	16,534,510	16,451,837
Security Description	Principal Amount	Value
Truist Insurance Holdings LLC:
2024 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 5/6/2031 (a)	$4,106,553	$4,118,545
2nd Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 8.42%, 5/6/2032 (a)	18,155,785	18,435,657
USI, Inc.:
2024 Term Loan C 3 mo. USD Term SOFR + 2.25%, 5.92%, 9/29/2030 (a)	609,705	611,524
2024 Term Loan D 3 mo. USD Term SOFR + 2.25%, 5.92%, 11/21/2029 (a)	278,082	279,025
		474,953,078
INTERNET & TELECOM — 2.5%
BEP Intermediate Holdco LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.47%, 4/25/2031 (a)	1,488,398	1,503,282
CNT Holdings I Corp. 2025 Term Loan 3 mo. USD Term SOFR + 2.25%, 6.09%, 11/8/2032 (a)	616,167	618,317
MH Sub I LLC:
2023 Term Loan 1 mo. USD Term SOFR + 4.25%, 7.97%, 5/3/2028 (a)	60,759,520	56,673,443
2024 Term Loan B4 1 mo. USD Term SOFR + 4.25%, 7.97%, 12/31/2031 (a)	14,698,421	12,647,550
Newfold Digital Holdings Group, Inc.:
2025 Super Priority New Money Term Loan A 3 mo. USD Term SOFR + 5.75%, 9.49%, 4/30/2029 (a)	2,962,580	2,794,084
2025 Tranche A Term Loan 1 mo. USD Term SOFR + 3.50%, 7.38%, 4/30/2029 (a)	43,682,697	36,638,862
2025 Tranche B Term Loan 1 mo. USD Term SOFR + 3.50%, 7.38%, 4/30/2029 (a)	3,710,778	2,365,621
Proofpoint, Inc. 2025 Repriced Term Loan 3 mo. USD Term SOFR + 3.00%, 6.73%, 8/31/2028 (a)	44,124,146	44,424,411

See accompanying notes to financial statements.
31

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PUG LLC 2024 Extended Term Loan B 1 mo. USD Term SOFR + 4.75%, 8.47%, 3/15/2030 (a)	$4,147,269	$4,118,756
		161,784,326
INVESTMENT COMPANIES — 0.3%
AAL Delaware Holdco, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.47%, 7/30/2031 (a)	3,421,921	3,443,958
NEXUS Buyer LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.22%, 7/31/2031 (a)	15,883,471	15,685,801
		19,129,759
LEISURE TIME — 0.2%
19th Holdings Golf LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 7.13%, 2/7/2029 (a)	2,556,601	2,580,569
Alterra Mountain Co.:
2025 Term Loan B8 1 mo. USD Term SOFR + 2.50%, 6.22%, 5/31/2030 (a)	474,545	477,511
2025 Term Loan B9 1 mo. USD Term SOFR + 2.50%, 6.22%, 8/17/2028 (a)	997,500	1,002,487
LC AHAB U.S. Bidco LLC Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 5/1/2031 (a)	9,978,338	10,019,947
Life Time Fitness, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 2.00%, 5.78%, 11/5/2031 (a)	617,190	620,341
		14,700,855
LODGING — 1.1%
Fertitta Entertainment LLC 2022 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 1/27/2029 (a)	56,457,918	56,509,294
Hilton Grand Vacations Borrower LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.72%, 1/17/2031 (a)	1,240,135	1,235,739
Turquoise Topco Ltd. Term Loan B (b)	15,163,539	14,992,949
Security Description	Principal Amount	Value
Wyndham Hotels & Resorts, Inc. 2024 Term Loan 1 mo. USD Term SOFR + 1.75%, 5.47%, 5/24/2030 (a)	$1,232,788	$1,237,412
		73,975,394
MACHINERY — 0.9%
Allison Transmission, Inc. 2025 Incremental Term Loan B (b)	1,232,110	1,240,070
Arcline FM Holdings LLC 2025 1st Lien Term Loan 3 mo. USD Term SOFR + 2.75%, 6.42%, 6/23/2030 (a)	4,314,358	4,337,612
Chart Industries, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.48%, 3/15/2030 (a)	111,596	112,266
Columbus McKinnon Corp. 2024 Term Loan 3 mo. USD Term SOFR + 2.50%, 6.17%, 5/14/2028 (a)	678,441	680,138
Pro Mach Group, Inc. 2025 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.47%, 10/15/2032 (a)	13,655,804	13,758,222
SPX Flow, Inc. 2025 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.47%, 4/5/2029 (a)	5,438,569	5,460,269
TK Elevator Midco GmbH 2025 USD Term Loan B 6 mo. USD Term SOFR + 2.75%, 6.95%, 4/30/2030 (a)	32,217,446	32,454,405
		58,042,982
MACHINERY-CONSTRUCTION & MINING — 0.0% *
WEC U.S. Holdings Ltd. 2024 Term Loan 1 mo. USD Term SOFR + 2.00%, 5.87%, 1/27/2031 (a)	620,455	622,205
MEDIA — 2.3%
Altice France SA 2025 USD Term Loan B14 3 mo. USD Term SOFR + 6.88%, 10.86%, 5/31/2031 (a)	82,516,948	82,602,766
Cengage Learning, Inc. 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.23%, 3/24/2031 (a)	10,173,763	10,227,582

See accompanying notes to financial statements.
32

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Charter Communications Operating LLC 2024 Term Loan B5 3 mo. USD Term SOFR + 2.25%, 6.24%, 12/15/2031 (a)	$3,952,817	$3,960,228
Cogeco Communications Finance USA LP 2023 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 9/18/2030 (a)	9,201,194	8,918,579
Coral-U.S. Co-Borrower LLC 2021 Term Loan B6 1 mo. USD Term SOFR + 3.00%, 6.87%, 10/15/2029 (a)	2,067,500	2,050,702
DirecTV Financing LLC Term Loan 3 mo. USD Term SOFR + 5.00%, 9.10%, 8/2/2027 (a)	30,424	30,519
Gray Television, Inc. 2021 Term Loan D 1 mo. USD Term SOFR + 3.00%, 6.99%, 12/1/2028 (a)	4,608,673	4,620,195
McGraw-Hill Global Education Holdings LLC 2025 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.47%, 8/6/2031 (a)	352,160	355,588
Nexstar Broadcasting, Inc. 2025 Term Loan B5 1 mo. USD Term SOFR + 2.50%, 6.22%, 6/28/2032 (a)	6,862,800	6,903,153
Virgin Media Bristol LLC:
2020 USD Term Loan Q 1 mo. USD Term SOFR + 3.25%, 7.12%, 1/31/2029 (a)	1,312,195	1,316,296
2023 USD Term Loan Y 6 mo. USD Term SOFR + 3.18%, 7.05%, 3/31/2031 (a)	30,000,000	29,769,900
		150,755,508
METAL FABRICATE & HARDWARE — 0.3%
Crosby U.S. Acquisition Corp. 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.50%, 7.22%, 8/16/2029 (a)	18,034,454	18,135,898
MISCELLANEOUS MANUFACTURER — 0.2%
CoorsTek, Inc. Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.86%, 10/28/2032 (a)	225,893	228,012
Security Description	Principal Amount	Value
Touchdown Acquirer, Inc. 2025 USD Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.57%, 2/21/2031 (a)	$10,201,084	$10,247,856
		10,475,868
PHARMACEUTICALS — 2.3%
Elanco Animal Health, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 1.75%, 5.62%, 10/31/2032 (a)	1,238,714	1,242,454
Gainwell Acquisition Corp. Term Loan B 3 mo. USD Term SOFR + 4.00%, 7.77%, 10/1/2027 (a)	114,493,411	112,690,140
HLF Financing SARL LLC 2024 8th Amendment Term Loan B 1 mo. USD Term SOFR + 6.75%, 10.47%, 4/12/2029 (a)	17,480,137	17,804,219
Southern Veterinary Partners LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.37%, 12/4/2031 (a)	17,685,548	17,684,045
		149,420,858
PIPELINES — 0.5%
BIP PipeCo Holdings LLC Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.19%, 12/6/2030 (a)	7,964,961	7,992,361
Colossus Acquireco LLC Term Loan B 3 mo. USD Term SOFR + 1.75%, 5.41%, 7/30/2032 (a)	1,094,520	1,095,013
CQP Holdco LP 2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 2.00%, 5.67%, 12/31/2030 (a)	1,916,048	1,924,948
Freeport LNG Investments LLLP:
2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.12%, 12/21/2028 (a)	14,058,350	14,133,070
Term Loan B (b)	2,000,000	2,010,630
Oryx Midstream Services Permian Basin LLC 2025 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.98%, 10/5/2028 (a)	1,230,236	1,240,656
TransMontaigne Operating Co. LP Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 11/17/2028 (a)	2,412,623	2,432,732

See accompanying notes to financial statements.
33

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Whitewater Matterhorn Holdings LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.98%, 6/16/2032 (a)	$3,249,045	$3,265,956
		34,095,366
REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.0% *
Iron Mountain, Inc. 2023 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.72%, 1/31/2031 (a)	617,686	618,458
RETAIL — 8.4%
1011778 B.C. Unlimited Liability Co. 2024 Term Loan B6 1 mo. USD Term SOFR + 1.75%, 5.47%, 9/20/2030 (a)	1,186,557	1,189,524
Boots Group Bidco Ltd. USD Term Loan 3 mo. USD Term SOFR + 3.50%, 7.21%, 8/30/2032 (a)	9,336,052	9,398,276
EG America LLC 2025 USD Repriced Term Loan 3 mo. USD Term SOFR + 3.50%, 7.32%, 2/7/2028 (a)	7,612,091	7,650,951
Flynn Restaurant Group LP 2025 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 7.47%, 1/28/2032 (a)	21,092,070	21,203,120
Great Outdoors Group LLC 2025 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 1/23/2032 (a)	111,628,510	112,423,864
Harbor Freight Tools USA, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.97%, 6/11/2031 (a)	30,367,341	30,118,025
IRB Holding Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 12/16/2030 (a)	9,901,458	9,935,717
Johnstone Supply LLC Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.23%, 6/9/2031 (a)	610,184	614,337
K-Mac Holdings Corp. 2025 Add-on Term Loan 1 mo. USD Term SOFR + 3.25%, 6.97%, 7/21/2028 (a)	1,008,803	1,017,888
Kodiak Building Partners, Inc. 2024 Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.47%, 12/4/2031 (a)	9,613,832	9,403,529
Security Description	Principal Amount	Value
LBM Acquisition LLC 2024 Incremental Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.58%, 6/6/2031 (a)	$4,349,086	$4,091,294
Michaels Cos., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 4.25%, 8.18%, 4/17/2028 (a)	64,687,943	62,704,610
Peer Holding III BV:
2025 USD Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 9/29/2032 (a)	23,135,284	23,207,582
2025 USD Term Loan B4B 3 mo. USD Term SOFR + 2.50%, 6.17%, 10/28/2030 (a)	913,165	918,398
2025 USD Term Loan B5B 3 mo. USD Term SOFR + 2.50%, 6.17%, 7/1/2031 (a)	8,858,545	8,907,444
Petco Health & Wellness Co., Inc. 2021 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.18%, 3/3/2028 (a)	63,822,776	63,276,453
PetSmart, Inc. 2025 USD Term Loan B 1 mo. USD Term SOFR + 4.00%, 7.73%, 8/18/2032 (a)	46,973,124	46,841,129
QXO, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.72%, 4/30/2032 (a)	617,319	620,233
Raising Cane's Restaurants LLC:
2024 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.72%, 9/18/2031 (a)	616,734	618,892
2025 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.84%, 11/3/2032 (a)	617,783	619,908
Restoration Hardware, Inc.:
2022 Incremental Term Loan 1 mo. USD Term SOFR + 3.25%, 7.07%, 10/20/2028 (a)	954,148	949,973
Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.33%, 10/20/2028 (a)	29,279,528	28,939,739
Spencer Spirit IH LLC 2024 Term Loan B 1 mo. USD Term SOFR + 4.75%, 8.52%, 7/15/2031 (a)	4,926,802	4,949,391

See accompanying notes to financial statements.
34

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Staples, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 5.75%, 9.60%, 9/4/2029 (a)	$27,610,486	$26,290,291
Tacala LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 1/31/2031 (a)	15,707,979	15,835,606
Whatabrands LLC 2024 1st Lien Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 8/3/2028 (a)	27,431,186	27,534,465
White Cap Buyer LLC 2024 Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 10/19/2029 (a)	34,232,145	34,410,323
		553,670,962
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.0% *
MKS Instruments, Inc. 2025 USD Repriced Term Loan 1 mo. USD Term SOFR + 2.00%, 5.72%, 8/17/2029 (a)	10,552	10,621
SHIPBUILDING — 0.0% *
LSF11 Trinity Bidco, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.23%, 6/14/2030 (a)	2,644,769	2,657,993
SOFTWARE — 16.8%
Apttus Corp. 2024 Term Loan B 3 mo. USD Term SOFR + 3.50%, 7.34%, 5/8/2028 (a)	2,894,256	2,894,256
Ascend Learning LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 12/11/2028 (a)	1,553,055	1,560,401
Athenahealth Group, Inc. 2022 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.47%, 2/15/2029 (a)	50,478,336	50,636,081
BCPE Pequod Buyer, Inc. USD Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 11/25/2031 (a)	1,264,918	1,269,263
Boxer Parent Co., Inc.:
2024 2nd Lien Term Loan 1 mo. USD Term SOFR + 5.75%, 9.47%, 7/30/2032 (a)	53,648,256	51,857,745
2025 USD Term Loan B 3 mo. USD Term SOFR + 3.00%, 6.82%, 7/30/2031 (a)	63,061,134	62,971,272
Security Description	Principal Amount	Value
Cast & Crew Payroll LLC 2021 Incremental Term Loan 1 mo. USD Term SOFR + 3.75%, 7.47%, 12/29/2028 (a)	$13,057,404	$7,885,889
Central Parent, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.92%, 7/6/2029 (a)	85,601,706	72,786,275
Cloud Software Group, Inc.:
2025 Term Loan B (2031) 3 mo. USD Term SOFR + 3.25%, 6.92%, 3/21/2031 (a)	24,460,271	24,519,465
2025 Term Loan B (2032) 3 mo. USD Term SOFR + 3.25%, 6.92%, 8/13/2032 (a)	74,634,314	74,815,302
Cloudera, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 7.57%, 10/8/2028 (a)	5,192,217	4,988,579
CoreLogic, Inc. Term Loan 1 mo. USD Term SOFR + 3.50%, 7.33%, 6/2/2028 (a)	74,318,458	74,487,161
Cornerstone OnDemand, Inc. 2021 Term Loan 1 mo. USD Term SOFR + 3.75%, 7.58%, 10/16/2028 (a)	42,159,168	38,858,948
Cotiviti Corp.:
2024 Term Loan 1 mo. USD Term SOFR + 2.75%, 6.62%, 5/1/2031 (a)	57,585,197	55,473,836
2025 2nd Amendment Term Loan 1 mo. USD Term SOFR + 2.75%, 6.62%, 3/26/2032 (a)	15,923,694	15,326,635
Dayforce, Inc. 2025 Term Loan (b)	51,270,473	51,179,212
DCert Buyer, Inc. 2021 2nd Lien Term Loan 1 mo. USD Term SOFR + 7.00%, 10.72%, 2/19/2029 (a)	6,575,152	5,950,545
Disco Parent, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 3.25%, 7.07%, 8/6/2032 (a)	6,917,314	6,969,194
ECI Macola Max Holding LLC 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.42%, 5/9/2030 (a)	56,638	56,996
Epicor Software Corp. 2024 Term Loan F 1 mo. USD Term SOFR + 2.50%, 6.22%, 5/30/2031 (a)	3,076,885	3,090,423

See accompanying notes to financial statements.
35

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
EverCommerce, Inc. Term Loan B 1 mo. USD Term SOFR + 2.25%, 5.97%, 7/7/2031 (a)	$952,123	$955,994
Finastra USA, Inc. 2025 USD Term Loan 3 mo. USD Term SOFR + 4.00%, 7.72%, 9/15/2032 (a)	72,284,528	70,897,750
Genesys Cloud Services Holdings II LLC 2025 USD Term Loan B 1 mo. USD Term SOFR + 2.50%, 6.22%, 1/30/2032 (a)	26,551,970	26,531,259
Instructure Holdings, Inc.:
2024 2nd Lien Term Loan 3 mo. USD Term SOFR + 5.00%, 8.84%, 11/12/2032 (a)	5,880,000	5,905,725
2025 Repriced Term Loan 3 mo. USD Term SOFR + 2.75%, 6.45%, 11/13/2031 (a)	3,080,503	3,089,560
Ivanti Software, Inc.:
2025 1st Lien Term Loan 3 mo. USD Term SOFR + 4.75%, 8.64%, 6/1/2029 (a)	13,619,749	11,385,293
2025 2nd Lien Term Loan 3 mo. USD Term SOFR + 7.25%, 11.40%, 6/1/2029 (a)	7,727,910	3,380,961
Javelin Buyer, Inc. 2025 Term Loan 3 mo. USD Term SOFR + 2.75%, 6.59%, 12/5/2031 (a)	805,033	808,640
Kaseya, Inc. 2025 1st Lien Term Loan B 1 mo. USD Term SOFR + 3.00%, 6.72%, 3/20/2032 (a)	10,243,558	10,264,660
Metropolis Technologies, Inc. 2025 Term Loan B 6 mo. USD Term SOFR + 5.25%, 8.98%, 11/3/2032 (a)	15,405,123	15,289,584
Mitchell International, Inc. 2024 1st Lien Term Loan 1 mo. USD Term SOFR + 3.25%, 6.97%, 6/17/2031 (a)	30,455,012	30,592,212
Modena Buyer LLC Term Loan 3 mo. USD Term SOFR + 4.25%, 8.09%, 7/1/2031 (a)	37,390,608	37,270,771
Planview Parent, Inc. 2024 1st Lien Term Loan 3 mo. USD Term SOFR + 3.50%, 7.17%, 12/17/2027 (a)	16,541,483	15,918,613
Security Description	Principal Amount	Value
PointClickCare Technologies, Inc. 2025 Term Loan B 3 mo. USD Term SOFR + 2.75%, 6.42%, 11/3/2031 (a)	$2,237,190	$2,244,651
Polaris Newco LLC USD Term Loan B 3 mo. USD Term SOFR + 3.75%, 7.85%, 6/2/2028 (a)	61,426,409	59,376,609
Project Alpha Intermediate Holding, Inc.:
2024 1st Lien Term Loan B 3 mo. USD Term SOFR + 3.25%, 6.92%, 10/26/2030 (a)	13,361,846	13,356,100
2025 2nd Lien Incremental Term Loan 3 mo. USD Term SOFR + 5.00%, 8.67%, 5/9/2033 (a)	6,264,695	6,023,911
Project Boost Purchaser LLC 2025 Refinancing Term Loan 3 mo. USD Term SOFR + 2.75%, 6.61%, 7/16/2031 (a)	9,244,696	9,278,208
Project Leopard Holdings, Inc. 2022 USD Term Loan B 3 mo. USD Term SOFR + 5.25%, 9.19%, 7/20/2029 (a)	16,239,874	14,052,606
Project Ruby Ultimate Parent Corp. 2025 Term Loan B 1 mo. USD Term SOFR + 2.75%, 6.58%, 3/10/2028 (a)	10,519,153	10,559,547
Quartz Acquireco LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 5.92%, 6/28/2030 (a)	1,982,208	1,982,208
RealPage, Inc. 1st Lien Term Loan 3 mo. USD Term SOFR + 3.00%, 6.93%, 4/24/2028 (a)	55,163,637	55,184,875
Rocket Software, Inc. 2023 USD Term Loan B 1 mo. USD Term SOFR + 3.75%, 7.47%, 11/28/2028 (a)	60,464,796	60,527,679
Sovos Compliance LLC 2025 Repriced Term Loan B 1 mo. USD Term SOFR + 3.25%, 6.97%, 8/13/2029 (a)	17,099,601	17,170,479
SS&C Technologies, Inc. 2024 Term Loan B8 1 mo. USD Term SOFR + 2.00%, 5.72%, 5/9/2031 (a)	465,634	468,898

See accompanying notes to financial statements.
36

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
UKG, Inc. 2024 Term Loan B 3 mo. USD Term SOFR + 2.50%, 6.34%, 2/10/2031 (a)	$3,086,806	$3,093,613
VS Buyer LLC 2025 Term Loan B 3 mo. USD Term SOFR + 2.25%, 6.09%, 4/12/2031 (a)	9,739,221	9,794,004
Waystar Technologies, Inc. 2025 Term Loan B 1 mo. USD Term SOFR + 2.00%, 5.72%, 10/22/2029 (a)	616,288	620,910
		1,103,602,798
TOTAL SENIOR FLOATING RATE LOANS (Cost $5,814,578,201)		5,818,855,007
ASSET-BACKED SECURITIES — 0.7%
OTHER ABS — 0.7%
1988 CLO 3 Ltd. Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 6.25%, 10.15%, 10/15/2040 (a) (c)	2,000,000	2,010,800
AGL CLO 46 Ltd. Series 2025-46A, Class E, 3 mo. USD Term SOFR + 4.75%, Zero Coupon, 1/22/2039 (a) (c) (d)	2,000,000	1,990,000
Apidos CLO XXXIV Series 2020-34A, Class ER2, 3 mo. USD Term SOFR + 4.80%, 8.53%, 1/20/2039 (a) (c)	1,500,000	1,501,059
Apidos CLO XXXVI Series 2021-36A, Class ER, 3 mo. USD Term SOFR + 4.75%, 8.47%, 1/20/2039 (a) (c)	5,000,000	5,000,665
ARES LXX CLO Ltd.:
Series 2023-70A, Class D1AR, 3 mo. USD Term SOFR + 2.60%, 6.32%, 1/25/2039 (a) (c)	1,000,000	1,000,435
Series 2023-70A, Class D1BR, 3 mo. USD Term SOFR + 3.05%, 6.77%, 1/25/2039 (a) (c)	1,000,000	1,000,433
Series 2023-70A, Class ER, 3 mo. USD Term SOFR + 5.50%, 9.22%, 1/25/2039 (a) (c)	1,500,000	1,500,627
Arini U.S. CLO IV Ltd. Series 4A, Class E, 3 mo. USD Term SOFR + 5.60%, Zero Coupon, 1/15/2039 (a) (c) (d)	1,000,000	1,000,000
Security Description	Principal Amount	Value
Barings CLO Ltd.:
Series 2022-1A, Class D1R, 3 mo. USD Term SOFR + 2.80%, 6.54%, 1/15/2039 (a) (c)	$1,000,000	$1,000,000
Series 2022-1A, Class D2R, 3 mo. USD Term SOFR + 3.25%, 6.99%, 1/15/2039 (a) (c)	1,000,000	1,000,000
Series 2022-1A, Class ER, 3 mo. USD Term SOFR + 6.25%, 9.99%, 1/15/2039 (a) (c)	2,000,000	2,000,000
Bayswater Park CLO Ltd. Series 2023-1A, Class ER, 3 mo. USD Term SOFR + 4.70%, 8.43%, 1/20/2039 (a) (c)	3,000,000	2,998,956
Birch Grove CLO 4 Ltd. Series 2022-4A, Class ER, 3 mo. USD Term SOFR + 6.50%, 10.40%, 7/15/2037 (a) (c)	4,000,000	3,987,200
Magnetite XXXV Ltd. Series 2022-35A, Class ERR, 3 mo. USD Term SOFR + 4.80%, 8.52%, 1/25/2039 (a) (c)	1,250,000	1,228,750
Orion CLO Ltd. Series 2023-2A, Class ER, 3 mo. USD Term SOFR + 6.00%, 9.73%, 1/25/2037 (a) (c)	1,000,000	1,000,564
Palmer Square CLO Ltd. Series 2023-3A, Class ER, 3 mo. USD Term SOFR + 4.85%, 1.00%, 1/20/2039 (a) (c) (d)	9,250,000	9,250,000
Regatta XXII Funding Ltd.:
Series 2022-2A, Class D1R2, 3 mo. USD Term SOFR + 2.60%, 6.27%, 1/15/2039 (a) (c)	1,000,000	999,652
Series 2022-2A, Class D2R2, 3 mo. USD Term SOFR + 3.05%, 6.72%, 1/15/2039 (a) (c)	1,000,000	999,652
Series 2022-2A, Class ER2, 3 mo. USD Term SOFR + 5.75%, 9.42%, 1/15/2039 (a) (c)	3,000,000	2,998,956

See accompanying notes to financial statements.
37

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Whitebox CLO V Ltd. Series 2025-5A, Class E, 3 mo. USD Term SOFR + 5.25%, 9.50%, 7/20/2038 (a) (c)	$2,190,000	$2,189,781
		44,657,530
TOTAL ASSET-BACKED SECURITIES (Cost $44,765,533)		44,657,530
	Shares
COMMON STOCKS — 0.4%
ELECTRICAL EQUIPMENT — 0.1%
Luxco Co. Ltd. (e) (f)	280,944	5,031,811
ENTERTAINMENT — 0.3%
Cineworld Group PLC (e) (f)	1,063,146	20,553,802
HEALTH CARE PROVIDERS & SERVICES — 0.0% *
Envision Healthcare Corp. (e) (f)	154,531	2,313,175
TOTAL COMMON STOCKS (Cost $31,375,346)		27,898,788
	Principal Amount
CORPORATE BONDS & NOTES — 8.3%
ADVERTISING — 0.1%
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/2029 (c)	$2,580,000	2,562,972
7.75%, 4/15/2028 (c)	164,000	164,066
Dotdash Meredith, Inc. 7.63%, 6/15/2032 (c)	640,000	583,110
Lamar Media Corp. 3.75%, 2/15/2028	1,000,000	981,350
Neptune Bidco U.S., Inc.:
9.29%, 4/15/2029 (c)	1,208,000	1,211,105
10.38%, 5/15/2031 (c)	520,000	532,927
		6,035,530
AEROSPACE & DEFENSE — 0.3%
AAR Escrow Issuer LLC 6.75%, 3/15/2029 (c)	1,514,000	1,567,762
Bombardier, Inc. 7.45%, 5/1/2034 (c)	7,491,000	8,371,043
TransDigm, Inc. 6.38%, 3/1/2029 (c)	8,050,000	8,311,061
		18,249,866
AIRLINES — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 4/20/2029 (c)	1,522,926	1,550,659
Security Description	Principal Amount	Value
JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 9/20/2031 (c)	$6,120,000	$6,164,431
		7,715,090
AUTO MANUFACTURERS — 0.1%
Aston Martin Capital Holdings Ltd. 10.00%, 3/31/2029 (c)	4,308,000	3,992,051
JB Poindexter & Co., Inc. 8.75%, 12/15/2031 (c)	720,000	754,704
Nissan Motor Co. Ltd.:
4.81%, 9/17/2030 (c)	4,102,000	3,869,376
8.13%, 7/17/2035 (c)	390,000	415,420
Wabash National Corp. 4.50%, 10/15/2028 (c)	170,000	158,892
		9,190,443
AUTO PARTS & EQUIPMENT — 0.2%
Forvia SE:
6.75%, 9/15/2033 (c)	770,000	792,153
8.00%, 6/15/2030 (c)	2,126,000	2,276,287
Garrett Motion Holdings, Inc./Garrett LX I SARL 7.75%, 5/31/2032 (c)	2,276,000	2,420,481
Goodyear Tire & Rubber Co. 6.63%, 7/15/2030	1,395,000	1,428,954
Qnity Electronics, Inc.:
5.75%, 8/15/2032 (c)	429,000	439,446
6.25%, 8/15/2033 (c)	834,000	866,142
Tenneco, Inc. 8.00%, 11/17/2028 (c)	1,090,000	1,094,752
ZF North America Capital, Inc. 6.88%, 4/23/2032 (c)	1,940,000	1,883,915
		11,202,130
CHEMICALS — 0.1%
Chemours Co.:
4.63%, 11/15/2029 (c)	1,000,000	907,100
5.75%, 11/15/2028 (c)	1,030,000	1,001,850
8.00%, 1/15/2033 (c)	1,050,000	1,015,392
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/2028 (c)	1,873,000	1,881,073
Nufarm Australia Ltd./Nufarm Americas, Inc. 5.00%, 1/27/2030 (c)	632,000	579,993
Tronox, Inc. 4.63%, 3/15/2029 (c)	540,000	378,356
		5,763,764
COAL — 0.0% *
SunCoke Energy, Inc. 4.88%, 6/30/2029 (c)	2,300,000	2,136,631
COMMERCIAL SERVICES — 0.3%
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (c)	1,209,000	1,207,271

See accompanying notes to financial statements.
38

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.00%, 5/21/2030 (c)	$911,000	$950,355
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25%, 1/15/2030 (c)	747,000	775,528
8.38%, 6/15/2032 (c)	3,903,000	4,030,979
Carriage Services, Inc. 4.25%, 5/15/2029 (c)	1,850,000	1,780,829
Cimpress PLC 7.38%, 9/15/2032 (c)	2,421,000	2,469,735
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (c)	1,110,000	1,049,416
Dcli Bidco LLC 7.75%, 11/15/2029 (c)	640,000	657,382
Deluxe Corp. 8.00%, 6/1/2029 (c)	2,679,000	2,725,749
Hertz Corp.:
5.00%, 12/1/2029 (c)	590,000	400,734
12.63%, 7/15/2029 (c)	1,023,000	1,031,082
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/2027 (c)	69,000	67,740
PROG Holdings, Inc. 6.00%, 11/15/2029 (c)	2,570,000	2,540,933
RR Donnelley & Sons Co. 9.50%, 8/1/2029 (c)	950,000	985,103
Service Corp. International 3.38%, 8/15/2030	918,000	858,945
Veritiv Operating Co. 10.50%, 11/30/2030 (c)	790,000	850,348
		22,382,129
COMPUTERS — 0.0% *
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/2029 (c)	44,000	38,112
Crane NXT Co. 4.20%, 3/15/2048	321,000	206,339
Science Applications International Corp. 4.88%, 4/1/2028 (c)	1,830,000	1,827,383
		2,071,834
CONSTRUCTION MATERIALS — 0.1%
AmeriTex HoldCo Intermediate LLC 7.63%, 8/15/2033 (c)	696,000	732,422
Griffon Corp. 5.75%, 3/1/2028	1,651,000	1,653,889
Security Description	Principal Amount	Value
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (c)	$1,150,000	$1,230,316
		3,616,627
DISTRIBUTION & WHOLESALE — 0.0% *
RB Global Holdings, Inc. 6.75%, 3/15/2028 (c)	900,000	920,619
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AG Issuer LLC 6.25%, 3/1/2028 (c)	950,000	953,828
Ally Financial, Inc. 6.70%, 2/14/2033	1,120,000	1,173,984
Aretec Group, Inc. 10.00%, 8/15/2030 (c)	669,000	721,690
Atlanticus Holdings Corp. 9.75%, 9/1/2030 (c)	1,618,000	1,618,582
Azorra Finance Ltd. 7.25%, 1/15/2031 (c)	802,000	839,726
Bread Financial Holdings, Inc. 6.75%, 5/15/2031 (c)	706,000	730,943
Burford Capital Global Finance LLC:
6.88%, 4/15/2030 (c)	1,033,000	1,012,412
7.50%, 7/15/2033 (c)	601,000	578,547
Credit Acceptance Corp. 6.63%, 3/15/2030 (c)	3,932,000	3,947,177
Encore Capital Group, Inc.:
6.63%, 4/15/2031 (c)	1,478,000	1,494,716
8.50%, 5/15/2030 (c)	1,610,000	1,728,512
Enova International, Inc. 9.13%, 8/1/2029 (c)	4,217,000	4,474,448
Focus Financial Partners LLC 6.75%, 9/15/2031 (c)	790,000	816,994
Freedom Mortgage Holdings LLC 8.38%, 4/1/2032 (c)	1,445,000	1,524,461
Jane Street Group/JSG Finance, Inc. 6.75%, 5/1/2033 (c)	2,304,000	2,404,155
Jefferson Capital Holdings LLC 8.25%, 5/15/2030 (c)	760,000	797,529
LD Holdings Group LLC 6.13%, 4/1/2028 (c)	518,000	481,735
Navient Corp.:
5.50%, 3/15/2029	1,533,000	1,520,506
7.88%, 6/15/2032	413,000	431,800
9.38%, 7/25/2030	2,777,000	3,085,108
11.50%, 3/15/2031	979,000	1,097,704
OneMain Finance Corp.:
6.50%, 3/15/2033	651,000	656,267
6.63%, 5/15/2029	5,226,000	5,412,464
6.75%, 9/15/2033	1,596,000	1,619,605
PennyMac Financial Services, Inc. 6.75%, 2/15/2034 (c)	3,748,000	3,875,732

See accompanying notes to financial statements.
39

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
PRA Group, Inc. 5.00%, 10/1/2029 (c)	$383,000	$360,227
Rfna LP 7.88%, 2/15/2030 (c)	200,000	203,316
SLM Corp. 6.50%, 1/31/2030	1,323,000	1,368,392
Synchrony Financial 7.25%, 2/2/2033	3,474,000	3,738,198
TrueNoord Capital DAC 8.75%, 3/1/2030 (c)	580,000	612,364
United Wholesale Mortgage LLC 5.50%, 4/15/2029 (c)	880,000	873,708
UWM Holdings LLC 6.63%, 2/1/2030 (c)	880,000	890,296
		51,045,126
ELECTRIC — 0.0% *
Leeward Renewable Energy Operations LLC 4.25%, 7/1/2029 (c)	359,000	340,687
ELECTRONICS — 0.0% *
Sensata Technologies BV 4.00%, 4/15/2029 (c)	654,000	638,297
ENGINEERING & CONSTRUCTION — 0.1%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C 7.88%, 2/3/2030 (c)	620,000	638,835
Brundage-Bone Concrete Pumping Holdings, Inc. 7.50%, 2/1/2032 (c)	2,251,000	2,296,403
TopBuild Corp.:
3.63%, 3/15/2029 (c)	990,000	959,300
5.63%, 1/31/2034 (c)	700,000	707,854
Tutor Perini Corp. 11.88%, 4/30/2029 (c)	1,261,000	1,398,235
		6,000,627
ENTERTAINMENT — 0.1%
AMC Entertainment Holdings, Inc. 7.50%, 2/15/2029 (c)	400,000	350,000
Banijay Entertainment SAS 8.13%, 5/1/2029 (c)	670,000	694,756
Churchill Downs, Inc. 4.75%, 1/15/2028 (c)	3,196,000	3,184,367
Great Canadian Gaming Corp./Raptor LLC 8.75%, 11/15/2029 (c)	650,000	657,046
Voyager Parent LLC 9.25%, 7/1/2032 (c)	1,039,000	1,102,036
Warnermedia Holdings, Inc. 4.28%, 3/15/2032	2,227,000	1,955,083
		7,943,288
Security Description	Principal Amount	Value
FOOD — 0.1%
B&G Foods, Inc. 8.00%, 9/15/2028 (c)	$2,821,000	$2,779,898
Post Holdings, Inc.:
4.50%, 9/15/2031 (c)	159,000	150,726
4.63%, 4/15/2030 (c)	6,468,000	6,297,374
		9,227,998
FOREST PRODUCTS & PAPER — 0.0% *
Magnera Corp. 7.25%, 11/15/2031 (c)	921,000	905,389
HEALTH CARE SERVICES — 0.2%
Charles River Laboratories International, Inc.:
3.75%, 3/15/2029 (c)	1,690,000	1,633,115
4.25%, 5/1/2028 (c)	150,000	148,683
CHS/Community Health Systems, Inc.:
6.13%, 4/1/2030 (c)	2,150,000	1,724,021
6.88%, 4/15/2029 (c)	1,500,000	1,335,405
Encompass Health Corp. 4.50%, 2/1/2028	6,564,000	6,549,625
Global Medical Response, Inc. 7.38%, 10/1/2032 (c)	612,000	637,214
Prime Healthcare Services, Inc. 9.38%, 9/1/2029 (c)	1,070,000	1,127,052
		13,155,115
HOLDING COMPANIES-DIVERSIFIED — 0.0% *
Clue Opco LLC 9.50%, 10/15/2031 (c)	64,000	67,581
Stena International SA:
7.25%, 1/15/2031 (c)	760,000	774,326
7.63%, 2/15/2031 (c)	110,000	113,164
		955,071
HOME BUILDERS — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co. 6.88%, 8/1/2033 (c)	840,000	841,604
Beazer Homes USA, Inc.:
7.25%, 10/15/2029	1,670,000	1,703,083
7.50%, 3/15/2031 (c)	1,984,000	2,007,292
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC 4.88%, 2/15/2030 (c)	1,000,000	936,230
M/I Homes, Inc. 4.95%, 2/1/2028	2,000,000	1,991,980
New Home Co., Inc. 8.50%, 11/1/2030 (c)	680,000	702,093
Taylor Morrison Communities, Inc. 5.75%, 1/15/2028 (c)	6,740,000	6,860,781

See accompanying notes to financial statements.
40

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Tri Pointe Homes, Inc. 5.70%, 6/15/2028	$759,000	$771,235
		15,814,298
HOME FURNISHINGS — 0.0% *
Somnigroup International, Inc. 3.88%, 10/15/2031 (c)	721,000	674,676
HOUSEHOLD PRODUCTS & WARES — 0.0% *
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	828,000	767,316
INSURANCE — 0.0% *
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC 7.88%, 11/1/2029 (c)	720,000	730,404
Asurion LLC & Asurion Co-Issuer, Inc. 8.00%, 12/31/2032 (c)	464,000	481,725
Nassau Cos., of New York 7.88%, 7/15/2030 (c)	621,000	593,005
		1,805,134
INTERNET — 0.3%
ANGI Group LLC 3.88%, 8/15/2028 (c)	205,000	189,486
Cars.com, Inc. 6.38%, 11/1/2028 (c)	198,000	198,297
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/2029 (c)	3,500,000	3,356,990
Rakuten Group, Inc. 9.75%, 4/15/2029 (c)	3,715,000	4,155,636
Wayfair LLC:
6.75%, 11/15/2032 (c)	1,190,000	1,225,605
7.75%, 9/15/2030 (c)	6,690,000	7,120,100
ZipRecruiter, Inc. 5.00%, 1/15/2030 (c)	2,514,000	1,973,515
		18,219,629
INVESTMENT COMPANY SECURITIES — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
9.75%, 1/15/2029	410,000	409,102
10.00%, 11/15/2029 (c)	3,282,000	3,280,392
		3,689,494
IRON/STEEL — 0.2%
Cleveland-Cliffs, Inc. 7.63%, 1/15/2034 (c)	4,675,000	4,894,678
Mineral Resources Ltd. 7.00%, 4/1/2031 (c)	6,108,000	6,369,239
		11,263,917
IT SERVICES — 0.1%
Seagate Data Storage Technology Pte. Ltd.:
4.09%, 6/1/2029 (c)	1,675,000	1,641,249
Security Description	Principal Amount	Value
5.75%, 12/1/2034 (c)	$1,751,000	$1,790,485
		3,431,734
LEISURE TIME — 0.0% *
Sabre GLBL, Inc. 11.13%, 7/15/2030 (c)	810,000	680,635
LODGING — 0.1%
Hilton Domestic Operating Co., Inc.:
3.75%, 5/1/2029 (c)	5,707,000	5,547,775
5.88%, 4/1/2029 (c)	166,000	169,768
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 6/1/2029 (c)	3,330,000	3,236,094
		8,953,637
MACHINERY-DIVERSIFIED — 0.0% *
ATS Corp. 4.13%, 12/15/2028 (c)	394,000	383,961
Mueller Water Products, Inc. 4.00%, 6/15/2029 (c)	2,384,000	2,318,488
		2,702,449
MEDIA — 0.2%
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 2/15/2031 (c)	2,481,000	2,536,103
Gray Media, Inc.:
4.75%, 10/15/2030 (c)	4,132,000	3,202,548
5.38%, 11/15/2031 (c)	1,700,000	1,275,068
iHeartCommunications, Inc. 10.88%, 5/1/2030 (c)	2,534,919	2,186,139
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (c)	916,000	827,716
Univision Communications, Inc. 8.50%, 7/31/2031 (c)	2,460,000	2,568,043
Virgin Media Finance PLC 5.00%, 7/15/2030 (c)	982,000	865,751
VZ Secured Financing BV 5.00%, 1/15/2032 (c)	137,000	124,063
		13,585,431
METAL FABRICATE & HARDWARE — 0.1%
Park-Ohio Industries, Inc. 8.50%, 8/1/2030 (c)	1,620,000	1,666,543
Roller Bearing Co. of America, Inc. 4.38%, 10/15/2029 (c)	2,310,000	2,277,706
		3,944,249
MINING — 0.0% *
Compass Minerals International, Inc. 8.00%, 7/1/2030 (c)	402,000	420,661
OFFICE & BUSINESS EQUIPMENT — 0.0% *
Pitney Bowes, Inc. 6.88%, 3/15/2027 (c)	150,000	150,357

See accompanying notes to financial statements.
41

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS — 0.8%
California Resources Corp. 7.00%, 1/15/2034 (c)	$2,266,000	$2,236,474
CNX Resources Corp.:
6.00%, 1/15/2029 (c)	4,241,000	4,274,334
7.38%, 1/15/2031 (c)	1,420,000	1,470,126
Comstock Resources, Inc.:
5.88%, 1/15/2030 (c)	3,595,000	3,498,402
6.75%, 3/1/2029 (c)	2,210,000	2,215,702
CVR Energy, Inc. 8.50%, 1/15/2029 (c)	4,145,000	4,263,257
DBR Land Holdings LLC 6.25%, 12/1/2030 (c)	415,000	423,947
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (c)	3,009,000	3,109,320
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.88%, 5/15/2034 (c)	1,260,000	1,180,973
7.25%, 2/15/2035 (c)	740,000	703,303
8.38%, 11/1/2033 (c)	150,000	152,972
Ithaca Energy North Sea PLC 8.13%, 10/15/2029 (c)	93,000	96,747
Kraken Oil & Gas Partners LLC 7.63%, 8/15/2029 (c)	630,000	623,196
Nabors Industries, Inc. 8.88%, 8/15/2031 (c)	5,003,000	4,854,161
PBF Holding Co. LLC/PBF Finance Corp.:
7.88%, 9/15/2030 (c)	1,133,000	1,089,912
9.88%, 3/15/2030 (c)	3,331,000	3,421,570
Precision Drilling Corp. 6.88%, 1/15/2029 (c)	1,850,000	1,871,941
Sunoco LP/Sunoco Finance Corp. 4.50%, 5/15/2029	1,766,000	1,732,287
Talos Production, Inc. 9.38%, 2/1/2031 (c)	5,545,000	5,790,921
Transocean International Ltd.:
8.25%, 5/15/2029 (c)	4,650,000	4,677,575
8.50%, 5/15/2031 (c)	1,230,000	1,217,245
Valaris Ltd. 8.38%, 4/30/2030 (c)	5,090,000	5,299,046
Wildfire Intermediate Holdings LLC 7.50%, 10/15/2029 (c)	660,000	668,527
		54,871,938
OIL & GAS SERVICES — 0.2%
SESI LLC 7.88%, 9/30/2030 (c)	670,000	659,514
Star Holding LLC 8.75%, 8/1/2031 (c)	580,000	561,266
Tidewater, Inc. 9.13%, 7/15/2030 (c)	3,006,000	3,226,009
Security Description	Principal Amount	Value
USA Compression Partners LP/USA Compression Finance Corp.:
6.25%, 10/1/2033 (c)	$672,000	$679,271
7.13%, 3/15/2029 (c)	4,583,000	4,746,201
Viridien 10.00%, 10/15/2030 (c)	959,000	1,008,628
		10,880,889
PACKAGING & CONTAINERS — 0.2%
Cascades, Inc./Cascades USA, Inc. 6.75%, 7/15/2030 (c)	3,821,000	3,981,291
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2030 (c)	520,000	517,889
OI European Group BV 4.75%, 2/15/2030 (c)	3,356,000	3,246,158
Owens-Brockway Glass Container, Inc. 7.38%, 6/1/2032 (c)	523,000	530,150
TriMas Corp. 4.13%, 4/15/2029 (c)	2,060,000	2,005,595
		10,281,083
PHARMACEUTICALS — 0.2%
AdaptHealth LLC:
4.63%, 8/1/2029 (c)	1,440,000	1,397,275
5.13%, 3/1/2030 (c)	1,742,000	1,699,896
HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/2029 (c)	7,109,000	6,676,560
		9,773,731
PIPELINES — 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 10/15/2033 (c)	1,880,000	1,890,960
Buckeye Partners LP 4.50%, 3/1/2028 (c)	1,570,000	1,560,643
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.38%, 6/30/2033 (c)	2,327,000	2,374,936
8.63%, 3/15/2029 (c)	3,349,000	3,500,676
Hess Midstream Operations LP:
5.13%, 6/15/2028 (c)	923,000	925,751
5.88%, 3/1/2028 (c)	839,000	854,681
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.38%, 2/15/2032 (c)	3,694,000	3,829,385
Summit Midstream Holdings LLC 8.63%, 10/31/2029 (c)	646,000	669,482

See accompanying notes to financial statements.
42

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
Venture Global LNG, Inc.:
8.38%, 6/1/2031 (c)	$1,420,000	$1,412,375
9.50%, 2/1/2029 (c)	1,760,000	1,826,405
Venture Global Plaquemines LNG LLC:
6.13%, 12/15/2030 (c)	1,304,000	1,327,641
7.75%, 5/1/2035 (c)	382,000	418,252
		20,591,187
REAL ESTATE — 0.1%
Howard Hughes Corp.:
4.13%, 2/1/2029 (c)	1,069,000	1,037,849
4.38%, 2/1/2031 (c)	1,900,000	1,807,261
		2,845,110
REAL ESTATE INVESTMENT TRUSTS — 0.4%
Arbor Realty SR, Inc. 7.88%, 7/15/2030 (c)	633,000	606,585
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.50%, 4/1/2027 (c)	740,000	730,365
Diversified Healthcare Trust:
4.38%, 3/1/2031	2,820,000	2,466,513
4.75%, 2/15/2028	3,692,000	3,563,038
MPT Operating Partnership LP/MPT Finance Corp. 4.63%, 8/1/2029	7,964,000	6,680,044
Rithm Capital Corp.:
8.00%, 4/1/2029 (c)	32,000	32,859
8.00%, 7/15/2030 (c)	5,816,000	5,946,395
Starwood Property Trust, Inc.:
4.38%, 1/15/2027 (c)	422,000	419,468
6.50%, 7/1/2030 (c)	4,800,000	5,006,592
		25,451,859
RETAIL — 1.5%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 1/15/2029 (c)	1,160,000	1,126,986
FirstCash, Inc. 4.63%, 9/1/2028 (c)	7,383,000	7,327,923
Kohl's Corp.:
5.55%, 7/17/2045	905,000	645,953
10.00%, 6/1/2030 (c)	1,089,000	1,198,031
Macy's Retail Holdings LLC:
4.50%, 12/15/2034	1,232,000	1,117,843
7.38%, 8/1/2033 (c)	483,000	511,347
Michaels Cos., Inc. 7.88%, 5/1/2029 (c)	74,474,000	68,704,499
Nordstrom, Inc. 5.00%, 1/15/2044	835,000	627,494
Security Description	Principal Amount	Value
PetSmart LLC/PetSmart Finance Corp. 7.50%, 9/15/2032 (c)	$1,359,000	$1,381,845
Staples, Inc. 12.75%, 1/15/2030 (c)	7,146,543	5,988,517
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
5.00%, 6/1/2031 (c)	2,661,000	2,555,252
6.50%, 12/15/2035 (c)	1,792,000	1,792,341
Superior Plus LP/Superior General Partner, Inc. 4.50%, 3/15/2029 (c)	2,774,000	2,709,588
Victra Holdings LLC/Victra Finance Corp. 8.75%, 9/15/2029 (c)	590,000	622,426
		96,310,045
SEMICONDUCTORS — 0.1%
ams-OSRAM AG 12.25%, 3/30/2029 (c)	3,475,000	3,702,230
Kioxia Holdings Corp. 6.63%, 7/24/2033 (c)	5,332,000	5,550,985
		9,253,215
SOFTWARE — 0.4%
Cloud Software Group, Inc.:
6.50%, 3/31/2029 (c)	3,980,000	4,031,660
6.63%, 8/15/2033 (c)	85,000	84,248
CoreWeave, Inc. 9.00%, 2/1/2031 (c)	4,772,000	4,360,224
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	8,430,000	8,319,230
Open Text Corp. 3.88%, 2/15/2028 (c)	7,340,000	7,199,512
Open Text Holdings, Inc. 4.13%, 2/15/2030 (c)	1,183,000	1,131,717
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/2030 (c)	2,277,000	1,987,115
PTC, Inc. 4.00%, 2/15/2028 (c)	1,421,000	1,399,387
		28,513,093
TELECOMMUNICATIONS — 0.1%
APLD ComputeCo LLC 9.25%, 12/15/2030 (c)	1,260,000	1,235,846
Cipher Compute LLC 7.13%, 11/15/2030 (c)	620,000	632,419
EchoStar Corp. 10.75%, 11/30/2029	2,540,000	2,805,430
Viasat, Inc. 7.50%, 5/30/2031 (c)	590,000	560,748
Viavi Solutions, Inc. 3.75%, 10/1/2029 (c)	1,854,000	1,771,033
WULF Compute LLC 7.75%, 10/15/2030 (c)	1,512,000	1,557,496
		8,562,972

See accompanying notes to financial statements.
43

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

Security Description	Principal Amount	Value
TRANSPORTATION — 0.1%
Danaos Corp. 6.88%, 10/15/2032 (c)	$2,600,000	$2,680,938
Star Leasing Co. LLC 7.63%, 2/15/2030 (c)	736,000	685,540
		3,366,478
TOTAL CORPORATE BONDS & NOTES (Cost $520,409,540)		546,301,478
REPURCHASE AGREEMENTS — 1.5%
Barclays Capital, Inc., dated 09/30/2024 (collateralized by U.S. Treasury Bonds 2.000% due 11/15/2041, valued at $138,169,300); expected proceeds $104,658,861, 3.67%, 06/15/2026 (Cost $100,000,000)	100,000,000	100,000,000
	Shares
SHORT-TERM INVESTMENT — 2.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.78% (g) (h) (Cost $144,522,564)	144,522,564	144,522,564
TOTAL INVESTMENTS — 101.7% (Cost $6,655,651,184)		6,682,235,367
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(114,601,138)
NET ASSETS — 100.0%		$6,567,634,229

(a)	Variable Rate Security - Interest rate shown is rate in effect at December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	Position is unsettled. Contract rate was not determined at December 31, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 8.1% of net assets as of December 31, 2025, may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	When-issued security.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on significant unobservable inputs and is classified as Level 3. As of December 31, 2025, total aggregate fair value of the securities is $27,898,788, representing 0.4% of the Fund's net assets.
(f)	Non-income producing security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended December 31, 2025 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2025.
*	Amount is less than 0.05% of net assets.
Abbreviations:
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

At December 31, 2025, the Fund had unfunded loan commitments of $7,849,962, which could be extended at the option of the borrowers, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation/(Depreciation) ($)
Air Comm Corp. LLC	375,340	377,190	1,850
Chicago U.S. Midco III LP	843,251	845,886	2,635
Hanger, Inc.	678,769	681,851	3,082
Kaman Corp.	252,311	253,637	1,326
Pinnacle Buyer LLC	378,760	380,656	1,896
Pye-Barker Fire & Safety LLC	3,015,616	3,037,916	22,300
Raven Acquisition Holdings LLC	2,305,915	2,316,096	10,181
	$7,849,962	$7,893,232	$43,270
See accompanying notes to financial statements.
44

STATE STREET BLACKSTONE SENIOR LOAN ETF
SCHEDULE OF INVESTMENTS (continued)
December 31, 2025 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$546,301,478	$—	$546,301,478
Asset-Backed Securities	—	44,657,530	—	44,657,530
Common Stocks	—	—	27,898,788	27,898,788
Repurchase Agreements	—	100,000,000	—	100,000,000
Senior Floating Rate Loans	—	5,818,855,007	—	5,818,855,007
Short-Term Investment	144,522,564	—	—	144,522,564
TOTAL INVESTMENTS	$144,522,564	$6,509,814,015	$27,898,788	$6,682,235,367
OTHER FINANCIAL INSTRUMENTS:
Unfunded Loans - Unrealized Appreciation	$—	$43,270	$—	$43,270
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$43,270	$—	$43,270

Affiliate Table
	Number of Shares Held at 6/30/25	Value at 6/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/25	Value at 12/31/25	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	276,140,409	$276,140,409	$2,163,994,914	$2,295,612,759	$—	$—	144,522,564	$144,522,564	$6,969,647
See accompanying notes to financial statements.
45

SSGA ACTIVE TRUST
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2025 (Unaudited)

	State Street Blackstone High Income ETF	State Street Blackstone Senior Loan ETF
ASSETS
Investments in unaffiliated issuers, at value	$522,843,036	$6,437,712,803
Investments in affiliated issuers, at value	33,590,453	144,522,564
Repurchase agreements, at value and amortized cost	—	100,000,000
Total Investments	556,433,489	6,682,235,367
Cash	1,189,810	6,889,192
Receivable for investments sold	47,380,420	389,449,186
Dividends receivable — affiliated issuers	112,898	962,986
Interest receivable — unaffiliated issuers	7,452,960	63,243,562
Unrealized appreciation on unfunded loan commitments	2,705	43,270
Receivable for foreign taxes recoverable	149	—
TOTAL ASSETS	612,572,431	7,142,823,563
LIABILITIES
Payable for investments purchased	66,910,086	571,197,725
Advisory fee payable	318,456	3,987,189
Trustees’ fees and expenses payable	11	4,420
TOTAL LIABILITIES	67,228,553	575,189,334
NET ASSETS	$545,343,878	$6,567,634,229
NET ASSETS CONSIST OF:
Paid-in capital	$553,593,015	$7,870,300,564
Total distributable earnings (loss)	(8,249,137)	(1,302,666,335)
NET ASSETS	$545,343,878	$6,567,634,229
NET ASSET VALUE PER SHARE
Net asset value per share	$28.40	$41.27
Shares outstanding (unlimited amount authorized, $0.01 par value)	19,200,000	159,150,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$518,690,685	$6,411,128,620
Investments in affiliated issuers	33,644,490	144,522,564
Repurchase agreements	—	100,000,000
Total cost of investments	$552,335,175	$6,655,651,184
See accompanying notes to financial statements.
46

SSGA ACTIVE TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2025 (Unaudited)

	State Street Blackstone High Income ETF	State Street Blackstone Senior Loan ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$18,548,298	$276,749,045
Dividend income — affiliated issuers	949,459	6,969,647
TOTAL INVESTMENT INCOME (LOSS)	19,497,757	283,718,692
EXPENSES
Advisory fee	1,742,051	24,117,936
Trustees’ fees and expenses	1,617	29,880
TOTAL EXPENSES	1,743,668	24,147,816
NET INVESTMENT INCOME (LOSS)	$17,754,089	$259,570,876
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	985,504	(28,676,504)
In-kind redemptions — unaffiliated issuers	816,107	—
Net realized gain (loss)	1,801,611	(28,676,504)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(859,734)	8,103,320
Investments — affiliated issuers	(42,461)	—
Unfunded loan commitments	1,951	34,064
Net change in unrealized appreciation/depreciation	(900,244)	8,137,384
NET REALIZED AND UNREALIZED GAIN (LOSS)	901,367	(20,539,120)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$18,655,456	$239,031,756
See accompanying notes to financial statements.
47

SSGA ACTIVE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	State Street Blackstone High Income ETF		State Street Blackstone Senior Loan ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$17,754,089	$19,451,037	$259,570,876	$575,609,237
Net realized gain (loss)	1,801,611	(765,310)	(28,676,504)	(138,450,909)
Net change in unrealized appreciation/depreciation	(900,244)	2,697,130	8,137,384	17,102,894
Net increase (decrease) in net assets resulting from operations	18,655,456	21,382,857	239,031,756	454,261,222
Net equalization credits and charges	238,421	777,210	(834,029)	8,609,369
Distributions to shareholders	(20,761,848)	(18,991,015)	(303,052,430)	(584,186,460)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	210,430,285	333,827,104	1,103,754,650	6,263,887,103
Cost of shares redeemed	(68,289,009)	(80,933,557)	(1,398,170,220)	(5,499,565,843)
Net income equalization	(238,421)	(777,210)	834,029	(8,609,369)
Other capital	107,100	322,665	1,788,212	13,671,515
Net increase (decrease) in net assets from beneficial interest transactions	142,009,955	252,439,002	(291,793,329)	769,383,406
Net increase (decrease) in net assets during the period	140,141,984	255,608,054	(356,648,032)	648,067,537
Net assets at beginning of period	405,201,894	149,593,840	6,924,282,261	6,276,214,724
NET ASSETS AT END OF PERIOD	$545,343,878	$405,201,894	$6,567,634,229	$6,924,282,261
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,400,000	11,800,000	26,650,000	150,100,000
Shares redeemed	(2,400,000)	(2,900,000)	(33,800,000)	(133,700,000)
Net increase (decrease) from share transactions	5,000,000	8,900,000	(7,150,000)	16,400,000
See accompanying notes to financial statements.
48

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	State Street Blackstone High Income ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	For the Period 02/17/22*- 6/30/22
Net asset value, beginning of period	$28.54	$28.23	$27.67	$27.28	$30.00
Income (loss) from investment operations:
Net investment income (loss) (a)	1.01	2.09	2.26	2.00	0.50
Net realized and unrealized gain (loss) (b)	0.03	0.26	0.59	0.26	(2.86)
Total from investment operations	1.04	2.35	2.85	2.26	(2.36)
Net equalization credits and charges (a)	0.01	0.08	0.02	0.01	0.00(c)
Other capital (a)	0.01	0.03	0.00(c)	0.01	0.00(c)
Distributions to shareholders from:
Net investment income	(1.20)	(2.15)	(2.31)	(1.89)	(0.36)
Net asset value, end of period	$28.40	$28.54	$28.23	$27.67	$27.28
Total return (d)	3.80%	9.08%	10.95%	8.48%	(7.93)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$545,344	$405,202	$149,594	$125,888	$117,312
Ratios to average net assets:
Total expenses	0.69%(e)	0.69%	0.68%	0.70%	0.70%(e)
Net investment income (loss)	7.06%(e)	7.44%	8.12%	7.26%	4.63%(e)
Portfolio turnover rate	89%(f)	192%	137%	133%	55%(f)
*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
49

SSGA ACTIVE TRUST
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	State Street Blackstone Senior Loan ETF
	Six Months Ended 12/31/25 (Unaudited)	Year Ended 6/30/25	Year Ended 6/30/24	Year Ended 6/30/23	Year Ended 6/30/22	Year Ended 6/30/21
Net asset value, beginning of period	$41.64	$41.87	$41.84	$41.83	$46.30	$43.36
Income (loss) from investment operations:
Net investment income (loss) (a)	1.57	3.32	3.68	3.01	1.95	1.98
Net realized and unrealized gain (loss) (b)	(0.10)	(0.31)	0.04	(0.27)	(4.44)	3.02
Total from investment operations	1.47	3.01	3.72	2.74	(2.49)	5.00
Net equalization credits and charges (a)	(0.01)	0.05	0.01	(0.01)	0.01	0.06
Contribution from affiliate	—	—	0.01	0.00(c)	—	0.00(c)
Other capital (a)	0.01	0.08	0.03	0.11	0.06	0.02
Distributions to shareholders from:
Net investment income	(1.84)	(3.37)	(3.74)	(2.83)	(2.04)	(2.14)
Return of capital	—	—	—	—	(0.01)	—
Total distributions	(1.84)	(3.37)	(3.74)	(2.83)	(2.05)	(2.14)
Net asset value, end of period	$41.27	$41.64	$41.87	$41.84	$41.83	$46.30
Total return (d)	3.70%	7.74%	9.45%(e)	6.95%(e)	(5.46)%	11.97%(e)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,567,634	$6,924,282	$6,276,215	$4,671,856	$8,460,243	$6,294,196
Ratios to average net assets:
Total expenses	0.70%(f)	0.70%	0.70%	0.71%	0.70%	0.70%
Net investment income (loss)	7.53%(f)	7.99%	8.80%	7.19%	4.33%	4.31%
Portfolio turnover rate	67%(g)	195%	176%	125%	140%	176%
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(c)	Amount is less than $0.005 per share.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If an affiliate had not made a contribution during the years ended June 30, 2024, June 30, 2023, and June 30, 2021 the total return would have been 9.42%, 6.95%, and 11.97%, respectively.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
50

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS
December 31, 2025 (Unaudited)

1.    Organization
SSGA Active Trust (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2025, the Trust consists of thirty-seven (37) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest with no par value. The financial statements herein relate to the following series (each, a “Fund” and collectively, the “Funds”):
State Street Blackstone High Income ETF (formerly SPDR Blackstone High Income ETF)
State Street Blackstone Senior Loan ETF (formerly SPDR Blackstone Senior Loan ETF)
The Funds are each classified as a diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Segment Reporting
Each Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through each Fund’s investments in accordance with its investment objective. Each Fund’s chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on a Fund’s Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. Each Fund’s Total Return is utilized by the CODM to compare results, including the impact of a Fund’s costs, to a Fund’s competitors and to a Fund’s benchmark index.
3.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value
51

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

(“NAV”) per share or unit.
•  Repurchase agreements are valued at the repurchase price as of valuation date.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Senior loans or other loans are valued at evaluated bid prices supplied by an independent pricing service, if available. Senior loans and other loans for  which the Committee determines that there are no reliable valuations available from pricing services or brokers will be initially valued at cost and adjusted for amortization of principal until remeasurement is warranted due to a credit or economic event or other factors affecting  the loan.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's underlying benchmark.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments, according to the fair value hierarchy as of December 31, 2025, is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from the sale and disposition of investments are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value.
52

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Equalization
The Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, (the “Internal Revenue Code”) as amended. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4.    Securities and Other Investments
Loan Agreements
The Funds invest in Senior Loans. Senior Loans consist generally of obligations of companies and other entities (collectively, “borrowers”) incurred for the purpose of reorganizing the assets and liabilities of a borrower; acquiring another company; taking over control of a company (leveraged buyout); temporary refinancing; or financing internal growth or other general business purposes. Senior Loans are often obligations of borrowers who have incurred a significant percentage of debt compared to their total assets and thus are highly leveraged. Funds do not treat the banks originating or acting as agents for the lenders, or granting or acting as intermediary in participation interests, in loans held by the Funds as the issuers of such loans.
Repurchase Agreements
The Funds may enter into repurchase agreements under the terms of a Master Repurchase Agreement. A repurchase agreement customarily obligates the seller at the time it sells securities to a Fund to repurchase the securities at a mutually agreed upon price and time. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest.
The applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the Fund’s principal amount of the repurchase agreement (including accrued interest). The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The use of repurchase agreements involves certain risks including counterparty risks. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which the value of the collateral may decline.
As of December 31, 2025, the State Street Blackstone Senior Loan ETF had invested in repurchase agreements with the gross values (principal) of $100,000,000 and associated collateral equal to $104,658,861.
5.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”). For its advisory services to the Fund, facilities furnished and expenses borne by the Adviser, the Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and
53

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

paid monthly, based on a percentage of the Fund’s average daily net assets as shown in the following table:
Annual Rate
State Street Blackstone High Income ETF	0.70%*
State Street Blackstone Senior Loan ETF	0.70

*	The Advisory fees were reduced for State Street Blackstone High Income ETF by the acquired fund fees and expenses and for the period ended December 31, 2025, the net annualized advisory fees were 0.69%.
With respect to each Fund, the Management fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of it's Management fee. The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust's Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
Blackstone Liquid Credit Strategies LLC receives fees for its services as the Sub-Adviser to the Funds from the Adviser.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2025 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
6.    Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended December 31, 2025 were as follows:
	Purchases	Sales
State Street Blackstone High Income ETF	$562,380,918	$430,135,577
State Street Blackstone Senior Loan ETF	4,526,072,105	4,884,149,916
54

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

For the period ended December 31, 2025, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
State Street Blackstone High Income ETF	$36,138,205	$37,060,797	$816,107
8.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
9.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment company under Subchapter M of the Internal Revenue Code. The Funds qualify as a regulated investment company under Subchapter M of the Internal Revenue Code.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of June 30, 2025, SSGA FM has analyzed the Funds' tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of December 31, 2025, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Blackstone High Income ETF	$553,101,844	$7,156,470	$3,824,825	$3,331,645
State Street Blackstone Senior Loan ETF	6,695,323,052	86,214,663	99,302,348	(13,087,685)
10.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in $1.425 billion ($1.36 billion prior to October 2, 2025) revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. The State Street Blackstone Senior Loan ETF has exclusive access to $1.165 billion and the State Street Blackstone High Income ETF has exclusive access to $50.00 million of the total credit facility. This agreement expires in October 2026 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. State Street Blackstone Senior Loan ETF is allocated the commitment fee for its exclusive portion of the credit line. Commitment fees are ordinary fund operating expenses paid by the Adviser. Interest is calculated at a rate per annum equal to the sum of 1.00% plus the greater of the New York Fed Bank Rate and the one-month SOFR Rate.
55

SSGA ACTIVE TRUST
NOTES TO FINANCIAL STATEMENTS (continued)
December 31, 2025 (Unaudited)

The Funds have no outstanding loans as of December 31, 2025.
The State Street Blackstone Senior Loan ETF also has exclusive access to a $500 million uncommitted line of credit with State Street that may be used solely for temporary or emergency purposes, including to temporarily finance the redemption of shares or  for other temporary and emergency purposes consistent with the current investment objectives and investment restrictions of the Fund. The Adviser, on behalf of the Fund, paid an upfront fee to participate in this uncommitted line of credit.
11.    Risks
Concentration Risk
As a result of the Funds' ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds' investments more than if they were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Credit Risk
The Funds may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on a Fund and its investments.
12.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
56

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable to this filing.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable to the registrant.

Item 19. Exhibits

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the 1934 Act, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSGA Active Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	March 6, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	March 6, 2026